Consolidated statements of operations (CHF) In Millions, except Per Share data	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Interest and dividend income	8,059	5,806	7,768	13,865	14,699
Interest expense	(6,857)	(3,859)	(6,548)	(10,716)	(11,441)
Net interest income	1,202	1,947	1,220	3,149	3,258
Commissions and fees	3,586	3,407	3,542	6,993	6,495
Trading revenues	3,628	3,452	3,217	7,080	8,114
Other revenues	123	207	624	330	(1,158)
Net revenues	8,539	9,013	8,603	17,552	16,709
Provision for credit losses	20	(50)	310	(30)	493
Compensation and benefits	3,980	3,893	4,365	7,873	8,705
General and administrative expenses	2,061	1,675	1,919	3,736	3,468
Commission expenses	569	520	502	1,089	969
Total other operating expenses	2,630	2,195	2,421	4,825	4,437
Total operating expenses	6,610	6,088	6,786	12,698	13,142
Income from continuing operations before taxes	1,909	2,975	1,507	4,884	3,074
Income tax expense/(benefit)	187	839	(34)	1,026	947
Income from continuing operations	1,722	2,136	1,541	3,858	2,127
Income/(loss) from discontinued operations, net of tax	0	(19)	13	(19)	(19)
Net income	1,722	2,117	1,554	3,839	2,108
Less net income/(loss) attributable to noncontrolling interests	129	62	(17)	191	(1,469)
Net income attributable to shareholders	1,593	2,055	1,571	3,648	3,577
of which from continuing operations	1,593	2,074	1,558	3,667	3,596
of which from discontinued operations	0	(19)	13	(19)	(19)
Basic earnings per share (CHF)
Basic earnings per share from continuing operations (in CHF per share)	1.15	1.66	1.19	2.84	2.82
Basic earnings per share from discontinued operations (in CHF per share)	0	(0.02)	0.01	(0.02)	(0.02)
Basic earnings per share (in CHF per share)	1.15	1.64	1.2	2.82	2.8
Diluted earnings per share (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	1.15	1.65	1.17	2.83	2.79
Diluted earnings per share from discontinued operations (in CHF per share)	0	(0.02)	0.01	(0.02)	(0.02)
Diluted earnings per share (in CHF per share)	1.15	1.63	1.18	2.81	2.77

Consolidated statements of operations variances	3 Months Ended	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2010
QoQ Percent Change
Interest and dividend income, % Change (in hundredths)	0.39
Interest expense, % Change (in hundredths)	0.78
Net interest income, % Change (in hundredths)	(0.38)
Commissions and fees, % Change (in hundredths)	0.05
Trading revenues, % Change (in hundredths)	0.05
Other revenues, % Change (in hundredths)	(0.41)
Net revenues, % Change (in hundredths)	(0.05)
Compensation and benefits, % Change (in hundredths)	0.02
General and administrative expenses, % Change (in hundredths)	0.23
Commission expenses, % Change (in hundredths)	0.09
Total other operating expenses, % Change (in hundredths)	0.2
Total operating expenses, % Change (in hundredths)	0.09
Income from continuing operations before taxes, % Change (in hundredths)	(0.36)
Income from continuing operations before taxes, % Change (in hundredths)	(0.36)
Income tax expense/(benefit), % Change (in hundredths)	(0.78)
Income from continuing operations, % Change (in hundredths)	(0.19)
Income/(loss) from discontinued operations, net of tax, % Change (in hundredths)	1
Net income, % Change (in hundredths)	(0.19)
Less net income/(loss) attributable to noncontrolling interests, % Change (in hundredths)	1.08
Net income attributable to shareholders, % Change (in hundredths)	(0.22)
of which from continuing operations, % Change (in hundredths)	(0.23)
of which from discontinued operations, % Change (in hundredths)	1
Basic earnings per share from continuing operations (in CHF per share), % Change (in hundredths)	(0.31)
Basic earnings per share from discontinued operations (in CHF per share), % Change (in hundredths)	1
Basic earnings per share (in CHF per share), % Change (in hundredths)	(0.3)
Diluted earnings per share from continuing operations (in CHF per share), % Change (in hundredths)	(0.3)
Diluted earnings per share from discontinued operations (in CHF per share), % Change (in hundredths)	1
Diluted earnings per share (in CHF per share), % Change (in hundredths)	(0.29)
YoY Percent Change
Interest and dividend income, % Change (in hundredths)	0.04	(0.06)
Interest expense, % Change (in hundredths)	0.05	(0.06)
Net interest income, % Change (in hundredths)	(0.01)	(0.03)
Commissions and fees, % Change (in hundredths)	0.01	0.08
Trading revenues, % Change (in hundredths)	0.13	(0.13)
Other revenues, % Change (in hundredths)	(0.8)
Net revenues, % Change (in hundredths)	(0.01)	0.05
Provision for credit losses, % Change (in hundredths)	(0.94)
Compensation and benefits, % Change (in hundredths)	(0.09)	(0.1)
General and administrative expenses, % Change (in hundredths)	0.07	0.08
Commission expenses, % Change (in hundredths)	0.13	0.12
Total other operating expenses, % Change (in hundredths)	0.09	0.09
Total operating expenses, % Change (in hundredths)	(0.03)	(0.03)
Income from continuing operations before taxes, % Change (in hundredths)	0.27	0.59
Income tax expense/(benefit), % Change (in hundredths)		0.08
Income from continuing operations, % Change (in hundredths)	0.12	0.81
Income/(loss) from discontinued operations, net of tax, % Change (in hundredths)	(1)	0
Net income, % Change (in hundredths)	0.11	0.82
Less net income/(loss) attributable to noncontrolling interests, % Change (in hundredths)	0	0
Net income attributable to shareholders, % Change (in hundredths)	0.01	0.02
of which from continuing operations, % Change (in hundredths)	0.02	0.02
of which from discontinued operations, % Change (in hundredths)	(1)	0
Basic earnings per share from continuing operations (in CHF per share), % Change (in hundredths)	(0.03)	0.01
Basic earnings per share from discontinued operations (in CHF per share), % Change (in hundredths)	(1)	0
Basic earnings per share (in CHF per share), % Change (in hundredths)	(0.04)	0.01
Diluted earnings per share from continuing operations (in CHF per share), % Change (in hundredths)	(0.02)	0.01
Diluted earnings per share from discontinued operations (in CHF per share), % Change (in hundredths)	(1)	0
Diluted earnings per share (in CHF per share), % Change (in hundredths)	(0.03)	0.01
Ytd Percent Change
Net revenues, % Change (in hundredths)		0
Income from continuing operations before taxes, % Change (in hundredths)		0

Consolidated balance sheets (CHF) In Millions, except Share data	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Assets (CHF million)
Cash and due from banks	77,524	44,550	51,857	55,278
of which reported from consolidated VIEs	2,008	1,666
Interest-bearing deposits with banks	2,231	2,124	1,177	1,865
of which reported at fair value	289	294
of which reported from consolidated VIEs	289	294
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	250,122	241,183	209,499	240,084
of which reported at fair value	153,125	133,233	128,303	150,809
of which reported from consolidated VIEs	1,330	1,355
Securities received as collateral, at fair value	42,888	43,750	37,516	33,901
of which encumbered	23,907	31,667	27,816	22,639
Trading assets, at fair value	350,093	340,904	332,238	333,860
of which encumbered	112,061	124,019	112,843	102,196
of which reported from consolidated VIEs	6,512	7,472
Investment securities	9,837	9,898	11,232	13,918
of which reported at fair value	9,417	9,455	10,793	12,585
of which reported from consolidated VIEs	422
Other investments	19,805	19,873	23,993	27,015
of which reported at fair value	17,055	17,165	21,126	24,940
of which reported from consolidated VIEs	2,826	2,346
Net loans	227,205	228,741	237,180	243,191
of which reported at fair value	23,219	25,449	36,246	39,126
of which allowance for loan losses	(1,253)	(1,269)	(1,395)	(1,545)
of which reported from consolidated VIEs	5,922	5,747
Premises and equipment	6,701	6,551	6,436	6,474
of which reported from consolidated VIEs	57	52
Goodwill	9,582	9,399	9,267	9,609
Other intangible assets	377	398	328	383
of which reported at fair value	90	107	30	61
Brokerage receivables	51,699	41,171	41,960	48,469
Other assets	89,815	85,166	68,744	77,820
of which reported at fair value	44,152	47,787	29,125	31,393
of which encumbered	671	658	975	2,832
of which reported from consolidated VIEs	19,950	19,819
Assets of discontinued operations held-for-sale	69	95	0	1,037
Total assets	1,137,948	1,073,803	1,031,427	1,092,904
Liabilities and equity (CHF million)
Due to banks	37,822	35,916	36,214	42,589
of which reported at fair value	3,869	4,554	4,695	4,287
Customer deposits	287,400	275,316	286,694	295,349
of which reported at fair value	3,656	3,857	2,676	2,757
of which reported from consolidated VIEs	34	39
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	202,934	181,462	191,687	214,431
of which reported at fair value	130,279	111,196	122,136	153,422
Obligation to return securities received as collateral, at fair value	42,888	43,750	37,516	33,901
Trading liabilities, at fair value	164,437	156,151	133,481	136,331
of which reported from consolidated VIEs	383	395
Short-term borrowings	22,128	13,773	7,645	10,511
of which reported at fair value	3,304	3,591	3,383	4,974
of which reported from consolidated VIEs	4,352	4,204
Long-term debt	182,710	185,147	159,365	160,449
of which reported at fair value	92,132	92,615	74,513	78,941
of which reported from consolidated VIEs	21,918	21,489
Brokerage payables	83,472	68,850	58,965	72,802
Other liabilities	67,573	65,682	71,532	74,875
of which reported at fair value	30,018	31,866	30,389	28,743
of which reported from consolidated VIEs	1,603	929
Liabilities of discontinued operations held-for-sale	0	0	0	847
Total liabilities	1,091,364	1,026,047	983,099	1,042,085
Common shares	47	47	47	47
Additional paid-in capital	22,462	24,729	24,706	24,721
Retained earnings	23,961	24,929	25,258	22,173
Treasury shares, at cost	0	(1,637)	(856)	(554)
Accumulated other comprehensive income/(loss)	(10,837)	(11,253)	(11,638)	(10,039)
Total shareholders' equity	35,633	36,815	37,517	36,348
Noncontrolling interests	10,951	10,941	10,811	14,471
Total equity	46,584	47,756	48,328	50,819
Total liabilities and equity	1,137,948	1,073,803	1,031,427	1,092,904
Additional share information
Par value (in CHF per share)	0.04	0.04	0.04	0.04
Authorized shares (in shares)	1,468,500,000	1,468,600,000	1,469,400,000	1,470,300,000
Issued shares (in shares)	1,186,100,000	1,185,800,000	1,185,400,000	1,184,800,000
Treasury shares (in shares)	0	(30,900,000)	(16,159,287)	(13,200,000)
Shares outstanding(in shares)	1,186,100,000	1,154,900,000	1,169,200,000	1,171,600,000

Consolidated balance sheets variances	6 Months Ended
Jun. 30, 2010
QoQ Percent Change
Cash and due from banks, % Change (in hundredths)	0.74
of which reported from consolidated VIEs, % Change (in hundredths)	0.21
Interest-bearing deposits with banks, % Change (in hundredths)	0.05
of which reported at fair value, % Change (in hundredths)	(0.02)
of which reported from consolidated VIEs, % Change (in hundredths)	(0.02)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, % Change (in hundredths)	0.04
of which reported at fair value, % Change (in hundredths)	0.15
of which reported from consolidated VIEs, % Change (in hundredths)	(0.02)
Securities received as collateral, at fair value, % Change (in hundredths)	(0.02)
of which encumbered, % Change (in hundredths)	(0.25)
Trading assets, at fair value, % Change (in hundredths)	0.03
of which encumbered, % Change (in hundredths)	(0.1)
of which reported from consolidated VIEs, % Change (in hundredths)	(0.13)
Investment securities, % Change (in hundredths)	(0.01)
of which reported at fair value, % Change (in hundredths)	0
Other investments, % Change (in hundredths)	0
of which reported at fair value, % Change (in hundredths)	(0.01)
of which reported from consolidated VIEs, % Change (in hundredths)	0.2
Net loans, % Change (in hundredths)	(0.01)
of which allowance for loan losses, % Change (in hundredths)	(0.01)
of which reported at fair value, % Change (in hundredths)	(0.09)
of which reported from consolidated VIEs, % Change (in hundredths)	0.03
Premises and equipment, % Change (in hundredths)	0.02
of which reported from consolidated VIEs, % Change (in hundredths)	0.1
Goodwill, % Change (in hundredths)	0.02
Other intangible assets, % Change (in hundredths)	(0.05)
of which reported at fair value, % Change (in hundredths)	(0.16)
Brokerage receivables, % Change (in hundredths)	0.26
Other assets, % Change (in hundredths)	0.05
of which reported at fair value, % Change (in hundredths)	(0.08)
of which reported from consolidated VIEs, % Change (in hundredths)	0.01
of which encumbered, % Change (in hundredths)	0.02
Assets of discontinued operations held-for-sale, % Change (in hundredths)	(0.27)
Total assets, % Change (in hundredths)	0.06
Due to banks, % Change (in hundredths)	0.05
of which reported at fair value, % Change (in hundredths)	(0.15)
Customer deposits, % Change (in hundredths)	0.04
of which reported at fair value, % Change (in hundredths)	(0.05)
of which reported from consolidated VIEs, % Change (in hundredths)	(0.13)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, % Change (in hundredths)	0.12
of which reported at fair value, % Change (in hundredths)	0.17
Obligation to return securities received as collateral, at fair value, % Change (in hundredths)	(0.02)
Trading liabilities, at fair value, % Change (in hundredths)	0.05
of which reported from consolidated VIEs, % Change (in hundredths)	(0.03)
Short-term borrowings, % Change (in hundredths)	0.61
of which reported at fair value, % Change (in hundredths)	(0.08)
of which reported from consolidated VIEs, % Change (in hundredths)	0.04
Long-term debt, % Change (in hundredths)	(0.01)
of which reported at fair value, % Change (in hundredths)	(0.01)
of which reported from consolidated VIEs, % Change (in hundredths)	0.02
Brokerage payables, % Change (in hundredths)	0.21
Other liabilities, % Change (in hundredths)	0.03
of which reported at fair value, % Change (in hundredths)	(0.06)
of which reported from consolidated VIEs, % Change (in hundredths)	0.73
Total liabilities, % Change (in hundredths)	0.06
Common shares, % Change (in hundredths)	0
Additional paid-in capital, % Change (in hundredths)	(0.09)
Retained earnings, % Change (in hundredths)	(0.04)
Treasury shares, at cost, % Change (in hundredths)	1
Accumulated other comprehensive income/(loss), % Change (in hundredths)	(0.04)
Total shareholders' equity, % Change (in hundredths)	(0.03)
Noncontrolling interests, % Change (in hundredths)	0
Total equity, % Change (in hundredths)	(0.02)
Total liabilities and equity, % Change (in hundredths)	0.06
Par value (in CHF per share), % Change (in hundredths)	0
Authorized shares (million) (in shares), % Change (in hundredths)	0
Issued shares (million) (in shares), % Change (in hundredths)	0
Treasury shares (million) (in shares), % Change (in hundredths)	1
Shares outstanding (million) (in shares), % Change (in hundredths)	0.03
YoY Percent Change
Cash and due from banks, % Change (in hundredths)	0.4
Interest-bearing deposits with banks, % Change (in hundredths)	0.2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, % Change (in hundredths)	0.04
of which reported at fair value, % Change (in hundredths)	0.02
Securities received as collateral, at fair value, % Change (in hundredths)	0.27
of which encumbered, % Change (in hundredths)	0.06
Trading assets, at fair value, % Change (in hundredths)	0.05
of which encumbered, % Change (in hundredths)	0.1
Investment securities, % Change (in hundredths)	(0.29)
of which reported at fair value, % Change (in hundredths)	(0.25)
Other investments, % Change (in hundredths)	(0.27)
of which reported at fair value, % Change (in hundredths)	(0.32)
Net loans, % Change (in hundredths)	(0.07)
of which allowance for loan losses, % Change (in hundredths)	(0.19)
of which reported at fair value, % Change (in hundredths)	(0.41)
Premises and equipment, % Change (in hundredths)	0.04
Goodwill, % Change (in hundredths)	0
Other intangible assets, % Change (in hundredths)	(0.02)
of which reported at fair value, % Change (in hundredths)	0.48
Brokerage receivables, % Change (in hundredths)	0.07
Other assets, % Change (in hundredths)	0.15
of which reported at fair value, % Change (in hundredths)	0.41
of which encumbered, % Change (in hundredths)	(0.76)
Assets of discontinued operations held-for-sale, % Change (in hundredths)	(0.93)
Total assets, % Change (in hundredths)	0.04
Due to banks, % Change (in hundredths)	(0.11)
of which reported at fair value, % Change (in hundredths)	(0.1)
Customer deposits, % Change (in hundredths)	(0.03)
of which reported at fair value, % Change (in hundredths)	0.33
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, % Change (in hundredths)	(0.05)
of which reported at fair value, % Change (in hundredths)	(0.15)
Obligation to return securities received as collateral, at fair value, % Change (in hundredths)	0.27
Trading liabilities, at fair value, % Change (in hundredths)	0.21
Short-term borrowings, % Change (in hundredths)	1.11
of which reported at fair value, % Change (in hundredths)	(0.34)
Long-term debt, % Change (in hundredths)	0.14
of which reported at fair value, % Change (in hundredths)	0.17
Brokerage payables, % Change (in hundredths)	0.15
Other liabilities, % Change (in hundredths)	(0.1)
of which reported at fair value, % Change (in hundredths)	0.04
Liabilities of discontinued operations held-for-sale, % Change (in hundredths)	(1)
Total liabilities, % Change (in hundredths)	0.05
Common shares, % Change (in hundredths)	0
Additional paid-in capital, % Change (in hundredths)	(0.09)
Retained earnings, % Change (in hundredths)	0.08
Treasury shares, at cost, % Change (in hundredths)	1
Accumulated other comprehensive income/(loss), % Change (in hundredths)	0.08
Total shareholders' equity, % Change (in hundredths)	(0.02)
Noncontrolling interests, % Change (in hundredths)	(0.24)
Total equity, % Change (in hundredths)	(0.08)
Total liabilities and equity, % Change (in hundredths)	0.04
Par value (in CHF per share), % Change (in hundredths)	0
Authorized shares (million) (in shares), % Change (in hundredths)	0
Issued shares (million) (in shares), % Change (in hundredths)	0
Treasury shares (million) (in shares), % Change (in hundredths)	1
Shares outstanding (million) (in shares), % Change (in hundredths)	0.01
Ytd Percent Change
Cash and due from banks, % Change (in hundredths)	0.49
Interest-bearing deposits with banks, % Change (in hundredths)	0.9
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, % Change (in hundredths)	0.19
of which reported at fair value, % Change (in hundredths)	0.19
Securities received as collateral, at fair value, % Change (in hundredths)	0.14
of which encumbered, % Change (in hundredths)	(0.14)
Trading assets, at fair value, % Change (in hundredths)	0.05
of which encumbered, % Change (in hundredths)	(0.01)
Investment securities, % Change (in hundredths)	(0.12)
of which reported at fair value, % Change (in hundredths)	(0.13)
Other investments, % Change (in hundredths)	(0.17)
of which reported at fair value, % Change (in hundredths)	(0.19)
Net loans, % Change (in hundredths)	(0.04)
of which allowance for loan losses, % Change (in hundredths)	(0.1)
of which reported at fair value, % Change (in hundredths)	(0.36)
Premises and equipment, % Change (in hundredths)	0.04
Goodwill, % Change (in hundredths)	0.03
Other intangible assets, % Change (in hundredths)	0.15
of which reported at fair value, % Change (in hundredths)	2
Brokerage receivables, % Change (in hundredths)	0.23
Other assets, % Change (in hundredths)	0.31
of which reported at fair value, % Change (in hundredths)	0.52
of which encumbered, % Change (in hundredths)	(0.31)
Total assets, % Change (in hundredths)	0.1
Due to banks, % Change (in hundredths)	0.04
of which reported at fair value, % Change (in hundredths)	(0.18)
Customer deposits, % Change (in hundredths)	0
of which reported at fair value, % Change (in hundredths)	0.37
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, % Change (in hundredths)	0.06
of which reported at fair value, % Change (in hundredths)	0.07
Obligation to return securities received as collateral, at fair value, % Change (in hundredths)	0.14
Trading liabilities, at fair value, % Change (in hundredths)	0.23
Short-term borrowings, % Change (in hundredths)	1.89
of which reported at fair value, % Change (in hundredths)	(0.02)
Long-term debt, % Change (in hundredths)	0.15
of which reported at fair value, % Change (in hundredths)	0.24
Brokerage payables, % Change (in hundredths)	0.42
Other liabilities, % Change (in hundredths)	(0.06)
of which reported at fair value, % Change (in hundredths)	(0.01)
Total liabilities, % Change (in hundredths)	0.11
Common shares, % Change (in hundredths)	0
Additional paid-in capital, % Change (in hundredths)	(0.09)
Retained earnings, % Change (in hundredths)	(0.05)
Treasury shares, at cost, % Change (in hundredths)	1
Accumulated other comprehensive income/(loss), % Change (in hundredths)	(0.07)
Total shareholders' equity, % Change (in hundredths)	(0.05)
Noncontrolling interests, % Change (in hundredths)	0.01
Total equity, % Change (in hundredths)	(0.04)
Total liabilities and equity, % Change (in hundredths)	0.1
Par value (in CHF per share), % Change (in hundredths)	0
Authorized shares (million) (in shares), % Change (in hundredths)	0
Issued shares (million) (in shares), % Change (in hundredths)	0
Treasury shares (million) (in shares), % Change (in hundredths)	1
Shares outstanding (million) (in shares), % Change (in hundredths)	0.01

Consolidated statements of changes in equity (CHF) In Millions, except Share data	Total shareholders' equity		Common shares		Additional paid-in capital		Retained earnings		Treasury shares, at cost	Accumulated other comprehensive income.		Non-controlling interests		Comprehensive income	Total
Balance at Dec. 31, 2008	32,302		47		25,166		18,780		(752)	(10,939)		14,919			47,221
Balance (in shares) at Dec. 31, 2008			1,163,892,033
Increase (Decrease) in Stockholders' Equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership												(2)			(2)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership												(187)			(187)
Sale of subsidiary shares to noncontrolling interests, changing ownership	(1)				(1)							5			4
Sale of subsidiary shares to noncontrolling interests, not changing ownership												905			905
Net income/(loss)	3,577						3,577					(1,469)			2,108
Gains/(losses) on cash flow hedges	104									104				104	104
Foreign currency translation	772									772		451		1,223	1,223
Unrealized gains/(losses) on securities	1									1				1	1
Actuarial gains/(losses)	10									10				10	10
Net prior service cost	13									13				13	13
Total other comprehensive income/(loss), net of tax	900									900		451		1,351	1,351
Issuance of common shares	5				5										5
Issuance of common shares (in shares)			139,502
Sale of treasury shares	7,785				156				7,629						7,785
Sale of treasury shares (in shares)			204,030,847
Repurchase of treasury shares	(8,172)								(8,172)						(8,172)
Repurchase of treasury shares (in shares)			(220,210,551)
Share-based compensation, net of tax	241				(500)				741						241
Share-based compensation, net of tax (in shares)			23,715,181
Financial instruments indexed to own shares	(149)				(149)										(149)
Cash dividends paid	(184)						(184)					(42)			(226)
Change in scope of consolidation, net												(144)			(144)
Other	44				44							35			79
Balance at Jun. 30, 2009	36,348		47		24,721		22,173		(554)	(10,039)		14,471			50,819
Balance (in shares) at Jun. 30, 2009			1,171,567,012
Balance at Dec. 31, 2009	37,517		47		24,706		25,258		(856)	(11,638)		10,811			48,328
Balance (in shares) at Dec. 31, 2009			1,169,210,895	[1]
Increase (Decrease) in Stockholders' Equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership												(14)			(14)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership												(610)	[2],[3]		(610)	[2],[3]
Sale of subsidiary shares to noncontrolling interests, changing ownership												1			1
Sale of subsidiary shares to noncontrolling interests, not changing ownership												198	[3]		198	[3]
Net income/(loss)	3,648						3,648					191			3,839
Cumulative effect of accounting changes, net of tax	(2,249)	[4]					(2,384)	[4]		135	[4]				(2,249)	[4]
Gains/(losses) on cash flow hedges	5									5				5	5
Foreign currency translation	764									764		410		1,174	1,174
Unrealized gains/(losses) on securities	19									19				19	19
Actuarial gains/(losses)	(128)									(128)				(128)	(128)
Net prior service cost	6									6				6	6
Total other comprehensive income/(loss), net of tax	666									666		410		1,076	1,076
Issuance of common shares	29				29										29
Issuance of common shares (in shares)			721,294
Sale of treasury shares	14,899				(38)				14,937						14,899
Sale of treasury shares (in shares)			303,653,568
Repurchase of treasury shares	(16,432)								(16,432)						(16,432)
Repurchase of treasury shares (in shares)			(332,521,565)
Share-based compensation, net of tax	116				(2,235)	[5]			2,351						116
Share-based compensation, net of tax (in shares)			45,027,284
Cash dividends paid	(2,561)						(2,561)					(93)			(2,654)
Change in scope of consolidation, net												57			57
Balance at Jun. 30, 2010	35,633		47		22,462		23,961		0	(10,837)		10,951			46,584
Balance (in shares) at Jun. 30, 2010			1,186,091,476	[6]

[1]	At par value CHF 0.04 each, fully paid, net of 16,159,287 treasury shares. In addition to the treasury shares, a maximum of 284,076,649 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Represents the impact of the adoption in 1Q10 of new accounting rules governing when an entity is consolidated under US GAAP.
[5]	Includes a tax benefit of CHF 657 million from the excess fair value of shares delivered over recognized compensation expense.
[6]	At par value CHF 0.04 each, fully paid. A maximum of 282,419,316 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.

Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, except Share data	6 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
Consolidated statements of changes in equity
Par value (in CHF per share)	0.04	0.04
Treasury shares	0	16,159,287
Unissued shares	282,419,316	284,076,649
Tax benefit from the excess fair value of compensation expense	657

Comprehensive income (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Net income	1,722	2,117	1,554	3,839	2,108
Other comprehensive income/(loss), net of tax	642	434	(1,286)	1,076	1,351
Comprehensive income	2,364	2,551	268	4,915	3,459
Comprehensive income/(loss) attributable to noncontrolling interests	355	246	(574)	601	(1,018)
Comprehensive income attributable to shareholders	2,009	2,305	842	4,314	4,477

Comprehensive income variances	3 Months Ended	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2010
QoQ Percent Change
Net income, % Change (in hundredths)	(0.19)
Other comprehensive income/(loss), net of tax, % Change (in hundredths)	0.48
Comprehensive income, % Change (in hundredths)	(0.07)
Comprehensive income/(loss) attributable to noncontrolling interests, % Change (in hundredths)	0.44
Comprehensive income attributable to shareholders, % Change (in hundredths)	(0.13)
YoY Percent Change
Net income, % Change (in hundredths)	0.11	0.82
Other comprehensive income/(loss), net of tax, % Change (in hundredths)		(0.2)
Comprehensive income, % Change (in hundredths)		0.42
Comprehensive income attributable to shareholders, % Change (in hundredths)	1.39	(0.04)

Consolidated statements of cash flows (CHF) In Millions	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Operating activities of continuing operations (CHF million)
Net income	3,839	2,108
(Income)/loss from discontinued operations, net of tax	19	19
Income from continuing operations	3,858	2,127
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	580	528
Provision for credit losses	(30)	493
Deferred tax provision	609	752
Share of net income from equity method investments	(59)	26
Trading assets and liabilities, net	17,056	(4,666)
(Increase)/decrease in other assets	(2,692)	20,135
Increase/(decrease) in other liabilities	15,883	(35,285)
Other, net	1,610	2,814
Total adjustments	32,957	(15,203)
Net cash provided by/(used in) operating activities of continuing operations	36,815	(13,076)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(737)	(14)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(30,201)	36,669
Purchase of investment securities	(1,166)	(1,187)
Proceeds from sale of investment securities	680	18
Maturities of investment securities	1,741	1,833
Investments in subsidiaries and other investments	(460)	(365)
Proceeds from sale of other investments	1,054	1,083
(Increase)/decrease in loans	1,286	5,727
Proceeds from sales of loans	478	376
Capital expenditures for premises and equipment and other intangible assets	(764)	(494)
Proceeds from sale of premises and equipment and other intangible assets	3	2
Other, net	184	63
Net cash provided by/(used in) investing activities of continuing operations	(27,902)	43,711
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	7,758	(24,088)
Increase/(decrease) in short-term borrowings	9,005	6,969
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	3,285	(35,051)
Issuances of long-term debt	30,623	22,430
Repayments of long-term debt	(28,237)	(36,150)
Issuances of common shares	29	5
Sale of treasury shares	14,899	7,785
Repurchase of treasury shares	(16,432)	(8,172)
Dividends paid/capital repayments	(2,654)	(226)
Other, net	(672)	(1,368)
Net cash provided by/(used in) financing activities of continuing operations	17,604	(67,866)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(752)	2,474
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(98)	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	25,667	(34,757)
Cash and due from banks at beginning of period	51,857	90,035
Cash and due from banks at end of period	77,524	55,278
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	614	710
Cash paid for interest	10,260	11,507
Assets and liabilities sold in business divestitures (CHF million)
Assets sold	0	49
Liabilities sold	0	12

Consolidated statements of cash flows variances (YoY Percent Change)	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Net income, % Change (in hundredths)	0.82
Income/(loss) from discontinued operations, net of tax, % Change (in hundredths)	0
Income from continuing operations, % Change (in hundredths)	0.81
Impairment, depreciation and amortization, % Change (in hundredths)	0.1
Deferred tax provision, % Change (in hundredths)	(0.19)
Other, net, % Change (in hundredths)	(0.43)
Purchase of investment securities, % Change (in hundredths)	(0.02)
Maturities of investment securities, % Change (in hundredths)	(0.05)
Investments in subsidiaries and other investments, % Change (in hundredths)	0.26
Proceeds from sale of other investments, % Change (in hundredths)	(0.03)
(Increase)/decrease in loans, % Change (in hundredths)	(0.78)
Proceeds from sales of loans, % Change (in hundredths)	0.27
Capital expenditures for premises and equipment and other intangible assets, % Change (in hundredths)	0.55
Proceeds from sale of premises and equipment and other intangible assets, % Change (in hundredths)	0.5
Other, net, % Change (in hundredths)	1.92
Increase/(decrease) in short-term borrowings, % Change (in hundredths)	0.29
Issuances of long-term debt, % Change (in hundredths)	0.37
Repayments of long-term debt, % Change (in hundredths)	(0.22)
Issuances of common shares, % Change (in hundredths)	4.8
Sale of treasury shares, % Change (in hundredths)	0.91
Repurchase of treasury shares, % Change (in hundredths)	1.01
Other, net, % Change (in hundredths)	(0.51)
Cash and due from banks at beginning of period, % Change (in hundredths)	0.4	(0.42)
Cash and due from banks at end of period, % Change (in hundredths)	0.4	(0.42)
Cash paid for income taxes, % Change (in hundredths)	(0.14)
Cash paid for interest, % Change (in hundredths)	(0.11)
Assets sold, % Change (in hundredths)	(1)
Liabilities sold, % Change (in hundredths)	(1)

Summary of significant accounting policies	6 Months Ended
Jun. 30, 2010
Summary of significant accounting policies
Summary of significant accounting policies
Note 1 Summary of significant accounting policies
Basis of presentation
The accompanying unaudited condensed consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) and are stated in Swiss francs (CHF). These condensed consolidated financial statements should be read in conjunction with the US GAAP consolidated financial statements and notes thereto for the year ended December 31, 2009, included in the Credit Suisse Annual Report 2009. For a description of the Group’s significant accounting policies, refer to Note 1 – Summary of significant accounting policies in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2009.

Certain financial information, which is normally included in annual consolidated financial statements prepared in accordance with US GAAP but not required for interim reporting purposes, has been condensed or omitted. Certain reclassifications have been made to the prior period’s consolidated financial statements to conform to the current period’s presentation. These condensed consolidated financial statements reflect, in the opinion of management, all adjustments that are necessary for a fair presentation of the condensed consolidated financial statements for the periods presented. The presentation of period over period change, the 1Q10 consolidated statements of operations and consolidated balance sheet and the 2Q09 consolidated balance sheet have been added for convenience of the reader and are not a required presentation under US GAAP. The results of operations for interim periods are not indicative of results for the entire year.

In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FASB establishes Accounting Standards Codification
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification (Codification or ASC) as the single authoritative source of US GAAP. The Codification became effective July 1, 2009 and supersedes all existing non-SEC accounting and reporting standards. Under the Codification, the FASB will not issue new accounting standards in the form of Standards, FASB Staff Positions or Emerging Issues Task Force Abstracts. The FASB will instead issue Accounting Standards Updates (ASU), which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on changes to the Codification. United States (US) Securities and Exchange Commission (SEC) rules and interpretive releases remain in force for SEC registrants.

The Codification is not intended to change US GAAP, but it will change the manner in which authoritative accounting guidance is organized, presented and referenced. These financial statements include references only to the Codification topics.

Recently adopted accounting standards
The following provides the most relevant recently adopted accounting standards. For a complete description of recently adopted accounting standards, refer to Note 2 – Recently issued accounting standards in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2009.

ASC Topic 260 – Earnings Per Share
In June 2008, the FASB provided guidance for when certain instruments granted in share-based payment transactions are participating securities prior to vesting and, therefore, need to be included in computing earnings per share under the two class method.

The Group adopted the guidance as of January 1, 2009. All prior-period earnings per share data presented has been adjusted retrospectively to conform with the guidance.
ASC Topic 320 – Investments – Debt and Equity Securities
In April 2009, the FASB updated accounting guidance regarding recognition and presentation of other-than-temporary impairments. The update amends the other-than-temporary impairment guidance in US GAAP for debt securities to make the guidance more operational and to improve the presentation and disclosure of other-than-temporary impairments on debt and equity securities in the financial statements.

The guidance was effective for interim and annual reporting periods ending after June 15, 2009. The adoption of the guidance did not have a material impact on the Group’s financial condition, results of operations or cash flows. For further information, refer to Note 14 – Investment securities.

In April 2009, the SEC issued Staff Accounting Bulletin (SAB) No. 111, “Miscellaneous Accounting – Other Than Temporary Impairment of Certain Investments in Equity Securities” (SAB 111). SAB 111 addresses the guidance provided in the ASU regarding other-than-temporary impairments and retains the SEC staff’s views as to whether an impairment of an equity security is other-than-temporary.

SAB 111 was effective for interim and annual reporting periods ending after June 15, 2009. The adoption of SAB 111 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 805 – Business Combinations
In April 2009, the FASB issued guidance to address application issues raised by preparers, auditors and members of the legal profession on initial recognition and measurement, subsequent measurement and accounting and disclosure of assets and liabilities arising from contingencies in a business combination.

The guidance was effective for assets and liabilities arising from contingencies in business combinations from January 1, 2009. The adoption of the guidance did not have a material impact on the Group’s financial condition, results of operations or cash flows.

In December 2007, the FASB updated accounting guidance regarding business combinations to require an acquiring entity to recognize all assets acquired, liabilities assumed and any noncontrolling interest in the acquiree at their fair values at the acquisition date.

The guidance also requires substantial new disclosures and changes the accounting treatment for the recognition of acquisition costs, restructuring costs and in-process research and development as well as the recognition and subsequent measurement of acquired contingent liabilities.

The Group has applied the guidance prospectively to business combinations that occurred after January 1, 2009 and there was no impact arising from the exception for income taxes that was applicable to business combinations consummated prior to January 1, 2009.

ASC Topic 810 – Consolidation
In February 2010, the FASB issued ASU 2010-10, “Amendments for Certain Investment Funds” (ASU 2010-10), an update to Topic 810 – Consolidation. The amendments to the consolidation requirements of Topic 810 resulting from the issuance of Statement of Financial Accounting Standards (SFAS) No.167, “Amendments to FASB Interpretation No. 46(R)” (SFAS 167) are deferred for a reporting entity’s interest in an entity (1) that has all the attributes of an investment company or (2) for which it is industry practice to apply investment company accounting. The deferral does not apply in situations in which a reporting entity has the explicit or implicit obligation to fund losses of an entity that could potentially be significant to the entity. The deferral also does not apply to interests in securitization entities, asset-backed financing entities, or entities formerly considered qualified special purpose entities. An entity that qualifies for deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities (VIEs) in Subtopic 810-10 (before the SFAS 167 amendments) or other applicable consolidation guidance, such as the guidance for consolidation of partnerships in Subtopic 810-20. The amendments in ASU 2010-10 do not defer the disclosure requirements in the SFAS 167 amendments to Topic 810.

ASU 2010-10 is effective for annual reporting periods that begin after November 15, 2009 (January 1, 2010 for the Group) and for interim and annual reporting periods thereafter. The impact of adopting ASU 2010-10 on January 1, 2010 is included in the impacts below regarding the adoption of ASU 2009-17.

In January 2010, the FASB issued ASU 2010-02, “Accounting and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification”, (ASU 2010-02). ASU 2010-02 provides amendments to Subtopic 810-10 to clarify the scope of the decrease in ownership provisions. The amendment also clarifies the transactions to which the decrease in ownership guidance in Subtopic 810-10 does not apply. ASU 2010-02 also expands the disclosure about the deconsolidation of a subsidiary or derecognition of a group of assets within Subtopic 810-10.

The Group adopted the provisions of ASU 2010-02 retrospectively to January 1, 2009. The adoption of the guidance did not have an impact on the Group’s financial condition, results of operations or cash flows.

In December 2009, the FASB issued ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (ASU 2009-17). ASU 2009-17 was issued to update the Codification for the June 2009 issuance of SFAS 167. ASU 2009-17 changes how a reporting entity determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. Under this standard, the determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s purpose and design and the reporting entity’s ability to direct the activities of the other entity that most significantly impact the other entity’s economic performance.

ASU 2009-17 is effective for annual reporting periods that begin after November 15, 2009 (January 1, 2010 for the Group) and for interim and annual reporting periods thereafter.
The adoption of ASU 2009-17 on January 1, 2010 resulted in an increase of CHF 15.0 billion to our consolidated balance sheet and a reduction in total shareholders’ equity of CHF 2.2 billion, net of tax. The consolidation of these entities did not have an impact on tier 1 capital or risk-weighted assets. For further information, refer to Note 24 – Transfers of financial assets and variable interest entities.

Upon consolidation, transactions between the Group and the formerly unconsolidated entities became intercompany transactions and are eliminated.
In December 2007, the FASB issued guidance to establish accounting and reporting standards for a noncontrolling interest in a subsidiary and for deconsolidation of a subsidiary.
The guidance requires the recognition of a noncontrolling interest as equity in the consolidated financial statements separate from the parent’s equity. In addition, net income attributable to the noncontrolling interest must be included in consolidated net income on the face of the income statement. The guidance clarifies that changes in a parent’s ownership interest in a subsidiary that do not result in deconsolidation are equity transactions if the parent retains its controlling financial interest. The guidance has additional disclosure requirements that clearly identify and distinguish between the interests of the parent and the interests of the noncontrolling owners.

The Group adopted the presentation and transaction guidance of the ASU as of January 1, 2009.
ASC Topic 815 – Derivatives and Hedging
In June 2008, the FASB issued guidance to require an entity to evaluate whether an equity-linked financial instrument is indexed to its own stock using a two step approach. The first step requires entities to evaluate the instrument’s contingent exercise provisions, if any. The second step requires entities to evaluate the instrument’s settlement provisions.

The Group adopted the guidance as of January 1, 2009. Adoption of the guidance did not have a material impact on the Group’s financial condition, results of operations or cash flows.
In March 2008, the FASB amended and expanded the disclosure requirements for derivative instruments and hedging activities with the intent to provide users of financial statements with an enhanced understanding of: i) how and why an entity uses derivative instruments; ii) how derivative instruments and related hedge items are accounted for under the Codification; and iii) how derivative instruments and related hedge items affect an entity’s financial position, financial performance and cash flows.

The ASU requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value gains and losses on derivative instruments and credit-risk-related contingent features in derivative agreements.

The ASU mandates additional disclosures and, as such, did not impact the Group’s financial position, results of operations or cash flows when adopted as of January 1, 2009. For further information, refer to Note 22 – Derivatives and hedging activities.

ASC Topic 820 – Fair Value Measurements and Disclosures
In January 2010, the FASB issued ASU 2010-06, “Improving Disclosures about Fair Value Measurements” (ASU 2010-06), an update to Topic 820 – Fair Value Measurements and Disclosures. ASU 2010-06 requires both new and clarifies existing fair value measurement disclosures. The new requirements include disclosure of significant transfers in and out of level 1 and 2 and gross presentation of purchases, sales, issuances, and settlements in the reconciliation of beginning and ending balances of level 3 instruments. The clarifications required by ASU 2010-06 include the level of disaggregation in the fair value hierarchy and level 3 reconciliation of assets and liabilities by class of financial instrument. In addition the ASU expanded disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements included in levels 2 and 3 of the fair value hierarchy.

The new disclosures and clarifications are effective for interim and annual periods beginning after December 15, 2009, except the disclosures about purchases, sales, issuances, and settlements in reconciliation of beginning and ending balances of level 3 instruments, which are effective for fiscal years beginning after December 15, 2010. ASU 2010-06 is an update only for disclosures and as such did not impact the Group’s financial position, results of operations or cash flows. For further information, refer to Note 25 – Fair value of financial instruments.

In September 2009, the FASB issued ASU 2009-12, “Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)” (ASU 2009-12), an update to Topic 820 – Fair Value Measurements and Disclosures. ASU 2009-12 is applicable to an investment that has the attributes defined by ASC 946, Financial Services – Investment Companies, but does not have a readily determinable fair value. For those investments that are within its scope, ASU 2009-12 permits, as a practical expedient, an entity to measure the fair value of an investment using net asset value (NAV) per share of the investment and also requires additional disclosures. ASU 2009-12 also provides guidance regarding classification within the fair value hierarchy.

ASU 2009-12 was effective for periods ending after December 15, 2009. The adoption of ASU 2009-12 on December 31, 2009 did not have a material impact on the Group’s financial condition, results of operations, cash flows or net classification within the fair value hierarchy. For further information, refer to Note 25 – Fair value of financial instruments.

In August 2009, the FASB issued ASU 2009-05, “Measuring Liabilities at Fair Value” (ASU 2009-05), an update to Topic 820 – Fair Value Measurements and Disclosures. ASU 2009-05 provides clarification on how a liability is to be measured when a quoted price in an active market for an identical liability is not available. In addition, ASU 2009-5 provides clarification that a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of a liability.

ASU 2009-05 is effective for the first reporting period beginning after issuance, however early application is permitted. The adoption of ASU 2009-05 on October 1, 2009 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

In April 2009, the FASB provided additional guidance regarding the determination of fair value when the volume and level of activity for an asset or liability have significantly decreased and for identifying transactions that are not orderly. The ASU has additional disclosure requirements.

The guidance was effective prospectively for interim and annual reporting periods ending after June 15, 2009. The adoption of the guidance on June 30, 2009 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 825 – Financial Instruments
In April 2009, the FASB issued guidance to require disclosures for publicly traded companies about fair value of financial instruments for interim reporting periods as well as in annual financial statements.

The guidance was effective for interim reporting periods ending after June 15, 2009. The guidance mandates additional disclosures and, as such, did not impact the Group’s financial position, results of operations or cash flows.

ASC Topic 855 – Subsequent Events
In February 2010, the FASB issued ASU 2010-09, “Amendments to Certain Recognition and Disclosure Requirements” (ASU 2010-09), an update to Topic 855 – Subsequent Events. ASU 2010-09 provides amendments as follows:

(i) an entity that either (a) is an SEC filer or (b) is a conduit bond obligor for conduit debt securities that are traded in a public market is required to evaluate subsequent events through the date that the financial statements are issued;

(ii) an entity that is an SEC filer is not required to disclose the date through which subsequent events have been evaluated; and
(iii) the scope of the reissuance disclosure requirements is refined to include revised financial statements only.
ASU 2010-09 was effective upon issuance. The adoption of the guidance did not have a material impact on the Group’s financial condition, results of operations or cash flows.
In May 2009, the FASB updated accounting guidance regarding subsequent events. The update provides additional guidance on:
(i) the period after the balance sheet date during which management of a reporting entity shall evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements;

(ii) the circumstances under which an entity shall recognize events or transactions occurring after the balance sheet date in its financial statements; and
(iii) the disclosures that an entity shall make about events or transactions that occurred after the balance sheet date.
The guidance was effective prospectively for interim and annual reporting periods ending after June 15, 2009. The adoption of the guidance on June 30, 2009 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 860 – Transfers and Servicing
In December 2009, the FASB issued ASU 2009-16, “Accounting for Transfer of Financial Assets” (ASU 2009-16). ASU 2009-16 was issued to update the Codification for the June 2009 issuance of SFAS No. 166, “Accounting for Transfer of Financial Assets – an amendment of FASB Statement No. 140”, which previously had not been incorporated into the Codification. ASU 2009-16 requires additional disclosures about the transfer of financial assets, including securitization transactions, and continuing exposure to the risks related to transferred financial assets. It eliminates the concept of a “qualifying special-purpose entity”. ASU 2009-16 also changes the requirements for derecognizing financial assets.

ASU 2009-16 is effective for annual periods that begin after November 15, 2009 (January 1, 2010 for the Group) and for interim and annual reporting periods thereafter. This standard applies to prospective transactions entered into after the effective date and generally relates to whether transactions will be recognized as sales or secured financings for accounting purposes but will not change the economics of the underlying transactions. The adoption of ASU 2009-16 on January 1, 2010 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

In February 2008, the FASB issued guidance regarding a repurchasing financing, which is a repurchase agreement that relates to a previously transferred financial asset between the same counterparties that is entered into contemporaneously with, or in contemplation of, the initial transfer. The guidance mandates that a transferor and transferee shall not separately account for a transfer of a financial asset and a related repurchase financing unless the two transactions have a valid and distinct business or economic purpose for being entered into separately and the repurchase financing does not result in the initial transferor regaining control over the financial asset. The guidance establishes a presumption that an initial transfer and a repurchase financing are linked unless certain criteria are met. If the criteria are not met, the initial transfer is not accounted for as a sale by the transferor and the repurchase financing is accounted for as a forward contract.

The Group applied the guidance to all prospective transactions as of January 1, 2009. The adoption of the guidance did not have a material impact on the Group’s financial condition, results of operations or cash flows.

Standards to be adopted in future periods
ASC Topic 815 – Derivatives and Hedging
In March 2010, the FASB issued ASU 2010-11, “Scope Exception Related to Embedded Credit Derivatives” (ASU 2010-11), an update to Topic 815 – Derivatives and Hedging. ASU 2010-11 provides clarification on the scope exception in Topic 815 to clarify the type of embedded credit derivatives that are exempt from embedded derivative bifurcation requirements. Only one form of embedded credit derivative qualifies for the exemption and it relates only to the subordination of one financial instrument to another.

ASU 2010-11 is effective for the first fiscal quarter beginning after June 15, 2010 with early adoption permitted. The adoption of ASU 2010-11 on July 1, 2010 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 310 – Receivables
In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (ASU 2010-20), an update to Topic 310 – Receivables.
The amendments in ASU 2010-20 enhance disclosures about the credit quality of financing receivables and the allowance for credit losses. As a result of the update, entities are required to provide a greater level of disaggregated information about the credit quality of financing receivables and the allowance for credit losses. Entities are also required to disclose credit quality indicators, past due information, and modifications of its financing receivables. The enhanced disclosures will help financial statement users assess an entity’s credit risk exposures and its allowance for credit losses.

The disclosures as of the end of a reporting period are effective for the first fiscal quarter ending after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for the first fiscal quarter beginning after December 15, 2010. ASU 2010-20 is an update only for disclosures and as such will not impact the Group’s financial position, results of operations or cash flows.

In April 2010, the FASB issued ASU 2010-18, “Effect of a Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset” (ASU 2010-18), an update to Topic 310 – Receivables.
As a result of this update, modifications of loans that are accounted for within a pool do not result in the removal of these loans from the pool even if the modifications of those loans would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.

ASU 2010-18 is effective for the first fiscal quarter beginning after July 15, 2010, with early adoption permitted. The adoption of ASU 2010-18 is not expected to have a material impact on the Group’s financial condition, results of operations or cash flows.

Business developments	6 Months Ended
Jun. 30, 2010
Business developments
Business developments
Note 2 Business developments
Acquisitions and divestitures
On May 10, 2010, Credit Suisse announced that it entered into an agreement to purchase from Fortis Bank Nederland its prime fund solutions business, a global leader in hedge fund administration services. This transaction is expected to close in 4Q10.

For further information on divestitures, refer to Note 3 – Discontinued operations.

Discontinued operations	6 Months Ended
Jun. 30, 2010
Discontinued operations.
Discontinued operations
Note 3 Discontinued operations
On December 31, 2008 the Group signed an agreement to sell part of its traditional investments business in Asset Management to Aberdeen Asset Management (Aberdeen). The transaction was completed with the final closing on July 1, 2009. In return for the sale of these businesses, the Group acquired 240 million shares in Aberdeen, resulting in a total interest of 23.9%, with subsequent ownership changes reflected in continuing operations. Prior to this transaction, Aberdeen was an unrelated party to the Group. In 1Q10, Aberdeen issued shares resulting in a reduction of our ownership percentage to 21.7%. As part of the sale of the traditional investments business, we purchased certain assets in the amount of CHF 0.1 billion in 1Q10 in accordance with contractual obligations and recognized unrealized losses of CHF 19 million included in discontinued operations.

The results of operations of the business sold have been reflected in income from discontinued operations in the consolidated statements of operations for all periods presented. The assets and liabilities of the business sold have been presented as assets of discontinued operations held-for-sale and liabilities of discontinued operations held-for-sale, respectively, in the consolidated balance sheet beginning in 4Q08. Assets and liabilities are reclassified as held-for-sale in the period in which the disposal determination is made, and prior periods are not reclassified.

Income/(loss) from discontinued operations

	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Income/(loss) from discontinued operations (CHF million)

Net revenues	0	(19)	13	100	(100)	(19)	56	–

Total expenses	0	0	(74)	–	100	0	(160)	100

Income/(loss) from discontinued operations before taxes	0	(19)	(61)	100	100	(19)	(104)	(82)

Gain/(loss) on disposal	0	0	75	–	(100)	0	75	(100)

Income tax expense/(benefit)	0	0	1	–	(100)	0	(10)	100

Income/(loss) from discontinued operations, net of tax	0	(19)	13	100	(100)	(19)	(19)	0

Segment reporting	6 Months Ended
Jun. 30, 2010
Segment reporting
Segment reporting
Note 4 Segment reporting
Overview
The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of three segments: Private Banking, Investment Banking and Asset Management. The three segments are complemented by Shared Services, which provides support in the areas of finance, operations, including human resources, legal and compliance, risk management and information technology. The segment information reflects the Group’s reportable segments as follows:

– Private Banking offers comprehensive advice and a broad range of wealth management solutions, including pension planning, life insurance products, tax planning and wealth and inheritance advice, which are tailored to the needs of high-net-worth and ultra-high-net-worth individuals worldwide. In Switzerland, it supplies banking products and services to individual clients, including affluent, high-net-worth and ultra-high-net-worth clients, and corporates and institutions.

– Investment Banking offers investment banking and securities products and services to corporate, institutional and government clients around the world. Its products and services include debt and equity underwriting, sales and trading, mergers and acquisitions advice, divestitures, corporate sales, restructuring and investment research.

– Asset Management offers integrated investment solutions and services to institutions, governments and private clients. It provides access to a wide range of investment classes, building on its global strengths in alternative investments and traditional investment strategies.

Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses and revenues that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.

Noncontrolling interest-related revenues and expenses resulting from the consolidation of certain private equity funds and other entities in which the Group does not have a significant economic interest in such revenues and expenses are reported as noncontrolling interests without significant economic interest. The consolidation of these entities does not affect net income attributable to shareholders as the amounts recorded in net revenues and total operating expenses are offset by corresponding amounts reported as noncontrolling interests. In addition, our tax expense is not affected by these revenues and expenses.

Revenue sharing and cost allocation
Responsibility for each product is allocated to a segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis.

The aim of revenue-sharing and cost allocation agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, including human resources, legal and compliance, risk management and information technology are provided by the Shared Services area. Shared Services costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.

Funding
Credit Suisse centrally manages its funding activities. New securities for funding and capital purposes are issued primarily by Credit Suisse AG, the Swiss bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.

Transfer pricing, using market rates, is used to record interest income and expense in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate to its businesses funding costs in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet and the costs associated with funding liquidity and balance sheet items, such as goodwill, which are beyond the control of individual businesses. This is of greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this system, the Group’s businesses are also credited to the extent they provide long-term stable funding.

Taxes
The Group’s segments are managed and reported on a pre-tax basis.
Net revenues and income before taxes

	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Net revenues (CHF million)

Private Banking	2,991	2,900	2,951	3	1	5,891	5,829	1

Investment Banking	4,099	5,216	6,011	(21)	(32)	9,315	12,453	(25)

Asset Management	502	631	434	(20)	16	1,133	440	158

Corporate Center	828	214	(786)	287	–	1,042	(555)	–

Noncontrolling interests without significant economic interest	119	52	(7)	129	–	171	(1,458)	–

Net revenues	8,539	9,013	8,603	(5)	(1)	17,552	16,709	5

Income from continuing operations before taxes (CHF million)

Private Banking	874	892	935	(2)	(7)	1,766	1,927	(8)

Investment Banking	784	1,794	1,655	(56)	(53)	2,578	4,069	(37)

Asset Management	22	166	55	(87)	(60)	188	(435)	–

Corporate Center	126	82	(1,081)	54	–	208	(943)	–

Noncontrolling interests without significant economic interest	103	41	(57)	151	–	144	(1,544)	–

Income from continuing operations before taxes	1,909	2,975	1,507	(36)	27	4,884	3,074	59

Total assets

	end of					% change

	2Q10	1Q10		4Q09	2Q09	QoQ	Ytd	YoY

Total assets (CHF million)

Private Banking	351,009	345,083		345,488	367,693	2	2	(5)

Investment Banking	905,208	849,187	[1]	819,081	883,014	7	11	3

Asset Management	28,519	29,533	[1]	19,289	16,557	(3)	48	72

Corporate Center	(156,232)	(159,790)		(161,826)	(188,171)	(2)	(3)	(17)

Noncontrolling interests without significant economic interest	9,444	9,790		9,395	13,811	(4)	1	(32)

Total assets	1,137,948	1,073,803		1,031,427	1,092,904	6	10	4

1 Includes the impact of the adoption of new accounting rules governing when an entity is consolidated under US GAAP.

Net interest income	6 Months Ended
Jun. 30, 2010
Net interest income
Net Interest Income
Note 5 Net interest income
	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Net interest income (CHF million)

Loans	1,371	1,346	1,628	2	(16)	2,717	3,339	(19)

Investment securities	22	27	66	(19)	(67)	49	162	(70)

Trading assets	5,085	2,954	4,612	72	10	8,039	7,747	4

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	656	552	843	19	(22)	1,208	2,010	(40)

Other	925	927	619	0	49	1,852	1,441	29

Interest and dividend income	8,059	5,806	7,768	39	4	13,865	14,699	(6)

Deposits	(398)	(368)	(778)	8	(49)	(766)	(1,839)	(58)

Short-term borrowings	(17)	(15)	(66)	13	(74)	(32)	(144)	(78)

Trading liabilities	(4,305)	(1,440)	(3,511)	199	23	(5,745)	(4,848)	19

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(365)	(351)	(778)	4	(53)	(716)	(1,576)	(55)

Long-term debt	(1,696)	(1,617)	(1,285)	5	32	(3,313)	(2,640)	25

Other	(76)	(68)	(130)	12	(42)	(144)	(394)	(63)

Interest expense	(6,857)	(3,859)	(6,548)	78	5	(10,716)	(11,441)	(6)

Net interest income	1,202	1,947	1,220	(38)	(1)	3,149	3,258	(3)

Commissions and fees	6 Months Ended
Jun. 30, 2010
Commissions and fees
Commissions and fees
Note 6 Commissions and fees
	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Commissions and fees (CHF million)

Lending business	327	266	256	23	28	593	558	6

Investment and portfolio management	1,043	1,098	1,004	(5)	4	2,141	2,021	6

Other securities business	19	21	36	(10)	(47)	40	81	(51)

Fiduciary business	1,062	1,119	1,040	(5)	2	2,181	2,102	4

Underwriting	513	538	743	(5)	(31)	1,051	986	7

Brokerage	1,094	1,030	1,108	6	(1)	2,124	2,014	5

Underwriting and brokerage	1,607	1,568	1,851	2	(13)	3,175	3,000	6

Other services	590	454	395	30	49	1,044	835	25

Commissions and fees	3,586	3,407	3,542	5	1	6,993	6,495	8

Trading revenues	6 Months Ended
Jun. 30, 2010
Trading revenues.
Trading revenues
Note 7 Trading revenues
	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Trading revenues (CHF million)

Interest rate products	526	2,784	4,287	(81)	(88)	3,310	5,773	(43)

Foreign exchange products	1,088	659	(103)	65	–	1,747	(66)	–

Equity/index-related products	1,715	462	2,249	271	(24)	2,177	3,575	(39)

Credit products	462	(496)	(3,881)	–	–	(34)	(2,146)	(98)

Commodity, emission and energy products	28	(66)	155	–	(82)	(38)	369	–

Other products	(191)	109	510	–	–	(82)	609	–

Trading revenues	3,628	3,452	3,217	5	13	7,080	8,114	(13)

Represents revenues on a product basis which are not representative of business results within segments as business results utilize financial instruments across various product types.

Trading revenues includes revenues from trading financial assets and liabilities as follows:
– Equities;
– Commodities;
– Listed and over-the-counter (OTC) derivatives;
– Derivatives linked to funds of hedge funds and providing financing facilities to funds of hedge funds;
– Market making in the government bond and associated OTC derivative swap markets;
– Domestic, corporate and sovereign debt, convertible and non-convertible preferred stock and short-term securities such as floating rate notes and commercial paper (CP);
– Market making and positioning in foreign exchange products;
– Credit derivatives on investment grade and high yield credits;
– Trading and securitizing all forms of securities that are based on underlying pools of assets; and
– Life settlement contracts.
Trading revenues also includes changes in the fair value of financial assets and liabilities elected to fair value under US GAAP. The main components include certain instruments from the following categories:

– Central bank funds purchased/sold;
– Securities purchased/sold under resale/repurchase agreements;
– Securities borrowing/lending transactions;
– Loans and loan commitments; and
– Customer deposits, short-term borrowings and long-term debt.
Managing the risks
As a result of the Group’s broad involvement in financial products and markets, its trading strategies are correspondingly diverse and exposures are generally spread across a diversified range of risk factors and locations. The Group uses an economic capital limit structure to limit overall risk taking. The level of risk incurred by its divisions is further restricted by a variety of specific limits, including consolidated controls over trading exposures. Also, as part of its overall risk management, the Group holds a portfolio of economic hedges. Hedges are impacted by market movements, similar to trading securities, and may result in gains or losses on the hedges which offset losses or gains on the portfolios they were designed to economically hedge. The Group manages its trading risk with regard to both market and credit risk. For market risk, it uses tools capable of calculating comparable exposures across its many activities, as well as focused tools that can specifically model unique characteristics of certain instruments or portfolios.

The principal measurement methodology for trading assets, as well as most instruments for which the fair value option was elected, is value-at-risk. The Group holds securities as collateral and enters into credit default swaps (CDS) to mitigate the credit risk on these products.

Other revenues	6 Months Ended
Jun. 30, 2010
Other revenues.
Other revenues
Note 8 Other revenues
	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Other revenues (CHF million)

Noncontrolling interests without significant economic interest	143	17	(45)	–	–	160	(1,554)	–

Loans held-for-sale	(1)	(71)	(49)	(99)	(98)	(72)	(134)	(46)

Long-lived assets held-for-sale	(69)	(23)	5	200	–	(92)	6	–

Equity method investments	55	66	22	(17)	150	121	36	236

Other investments	(142)	56	511	–	–	(86)	179	–

Other	137	162	180	(15)	(24)	299	309	(3)

Other revenues	123	207	624	(41)	(80)	330	(1,158)	–

Provision for credit losses	6 Months Ended
Jun. 30, 2010
Provision for credit losses
Provision for credit losses
Note 9 Provision for credit losses
	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Provision for credit losses (CHF million)

Provision for loan losses	7	(24)	193	–	(96)	(17)	311	–

Provision for lending-related and other exposures	13	(26)	117	–	(89)	(13)	182	–

Provision for credit losses	20	(50)	310	–	(94)	(30)	493	–

Compensation and benefits	6 Months Ended
Jun. 30, 2010
Compensation and benefits
Compensation and benefits
Note 10 Compensation and benefits
	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Compensation and benefits (CHF million)

Salaries and variable compensation	3,011	3,458	3,933	(13)	(23)	6,469	7,798	(17)

Social security	321	245	291	31	10	566	576	(2)

Other	648	190	141	241	360	838	331	153

Compensation and benefits	3,980	3,893	4,365	2	(9)	7,873	8,705	(10)

General and administrative expenses	6 Months Ended
Jun. 30, 2010
General and administrative expenses
General and administrative expenses
Note 11 General and administrative expenses
	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

General and administrative expenses (CHF million)

Occupancy expenses	308	287	300	7	3	595	594	0

IT, machinery, etc.	346	331	291	5	19	677	585	16

Provisions and losses	265	80	447	231	(41)	345	575	(40)

Travel and entertainment	130	112	101	16	29	242	198	22

Professional services	606	457	409	33	48	1,063	767	39

Amortization and impairment of other intangible assets	9	9	11	0	(18)	18	21	(14)

Other	397	399	360	(1)	10	796	728	9

General and administrative expenses	2,061	1,675	1,919	23	7	3,736	3,468	8

Earnings per share	6 Months Ended
Jun. 30, 2010
Earnings per share
Earnings per share
Note 12 Earnings per share
	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Net income attributable to shareholders (CHF million)

Income from continuing operations	1,593	2,074	1,558	(23)	2	3,667	3,596	2

Income from discontinued operations, net of tax	0	(19)	13	100	(100)	(19)	(19)	0

Net income attributable to shareholders	1,593	2,055	1,571	(22)	1	3,648	3,577	2

Preferred securities dividends	(67)	–	(67)	–	0	(67)	(67)	0

Net income attributable to shareholders for basic earnings per share	1,526	2,055	1,504	(26)	1	3,581	3,510	2

Available for common shares	1,392	1,954	1,411	(29)	(1)	3,389	3,288	3

Available for unvested share-based payment awards	134	101	93	33	44	192	222	(14)

Net income attributable to shareholders for diluted earnings per share	1,526	2,055	1,504	(26)	1	3,581	3,510	2

Available for common shares	1,392	1,955	1,413	(29)	(1)	3,390	3,290	3

Available for unvested share-based payment awards	134	100	91	34	47	191	220	(13)

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,208.1	1,194.4	1,173.8	1	3	1,201.2	1,172.6	2

Dilutive share options and warrants	5.5	6.4	5.8	(14)	(5)	5.9	5.5	7

Dilutive share awards	0.4	1.0	17.7	(60)	(98)	0.7	8.8	(92)

Weighted-average shares outstanding for diluted earnings per share available for common shares [1]	1,214.0	1,201.8	1,197.3	1	1	1,207.8	1,186.9	2

Weighted-average shares outstanding for basic/ diluted earnings per share available for unvested share-based payment awards	69.8	61.1	78.3	14	(11)	65.4	79.4	(18)

Basic earnings per share available for common shares (CHF)

Basic earnings per share from continuing operations	1.15	1.66	1.19	(31)	(3)	2.84	2.82	1

Basic earnings per share from discontinued operations	0.00	(0.02)	0.01	100	(100)	(0.02)	(0.02)	0

Basic earnings per share available for common shares	1.15	1.64	1.20	(30)	(4)	2.82	2.80	1

Diluted earnings per share available for common shares (CHF)

Diluted earnings per share from continuing operations	1.15	1.65	1.17	(30)	(2)	2.83	2.79	1

Diluted earnings per share from discontinued operations	0.00	(0.02)	0.01	100	(100)	(0.02)	(0.02)	0

Diluted earnings per share available for common shares	1.15	1.63	1.18	(29)	(3)	2.81	2.77	1

1 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 45.1 million, 46.1 million, 54.2 million, 45.6 million and 59.7 million for 2Q10, 1Q10, 2Q09, 6M10 and 6M09 respectively.

Trading assets and liabilities	6 Months Ended
Jun. 30, 2010
Trading assets and liabilities
Trading assets and liabilities
Note 13 Trading assets and liabilities
	end of				% change

	2Q10	1Q10	4Q09	2Q09	QoQ	Ytd	YoY

Trading assets (CHF million)

Debt securities	163,572	176,966	159,415	176,843	(8)	3	(8)

Equity securities [1]	92,203	91,403	100,531	75,495	1	(8)	22

Derivative instruments [2]	75,786	53,412	55,131	69,333	42	37	9

Other	18,532	19,123	17,161	12,189	(3)	8	52

Trading assets	350,093	340,904	332,238	333,860	3	5	5

Trading liabilities (CHF million)

Short positions	83,786	98,174	76,946	74,577	(15)	9	12

Derivative instruments [2]	80,651	57,977	56,535	61,754	39	43	31

Trading liabilities	164,437	156,151	133,481	136,331	5	23	21

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments

	end of				% change

	2Q10	1Q10	4Q09	2Q09	QoQ	Ytd	YoY

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	43,030	35,397	32,231	41,725	22	34	3

Receivables not netted [1]	16,195	12,218	16,025	15,975	33	1	1

Total	59,225	47,615	48,256	57,700	24	23	3

Cash collateral payables (CHF million)

Payables netted against derivative positions	37,083	34,001	28,808	30,855	9	29	20

Payables not netted [1]	15,918	14,428	18,905	19,775	10	(16)	(20)

Total	53,001	48,429	47,713	50,630	9	11	5

1 Recorded as cash collateral on derivative instruments in Note 16 - Other assets and liabilities.

Investment securities	6 Months Ended
Jun. 30, 2010
Investment securities:
Investment securities
Note 14 Investment securities
end of	2Q10	4Q09	% change

Investment securities (CHF million)

Debt securities held-to-maturity	420	439	(4)

Securities available-for-sale	9,417	10,793	(13)

Total investment securities	9,837	11,232	(12)

end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2Q10 (CHF million)

Debt securities issued by foreign governments	420	0	0	420

Debt securities held-to-maturity	420	0	0	420

Debt securities issued by the Swiss federal, cantonal or local governmental entities	305	19	0	324

Debt securities issued by foreign governments	6,933	345	1	7,277

Corporate debt securities	1,008	24	5	1,027

Collateralized debt obligations	676	15	0	691

Debt securities available-for-sale	8,922	403	6	9,319

Banks, trust and insurance companies	75	10	0	85

Industry and all other	12	1	0	13

Equity securities available-for-sale	87	11	0	98

Securities available-for-sale	9,009	414	6	9,417

4Q09 (CHF million)

Debt securities issued by foreign governments	410	0	0	410

Other debt securities	29	0	0	29

Debt securities held-to-maturity	439	0	0	439

Debt securities issued by the Swiss federal, cantonal or local governmental entities	291	14	0	305

Debt securities issued by foreign governments	8,718	277	2	8,993

Corporate debt securities	975	21	7	989

Collateralized debt obligations	321	19	0	340

Other debt securities	59	0	0	59

Debt securities available-for-sale	10,364	331	9	10,686

Banks, trust and insurance companies	84	9	0	93

Industry and all other	13	1	0	14

Equity securities available-for-sale	97	10	0	107

Securities available-for-sale	10,461	341	9	10,793

Gross unrealized losses on investment securities and the related fair value

	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2Q10 (CHF million)

Debt securities issued by foreign governments	89	1	0	0	89	1

Corporate debt securities	39	2	92	3	131	5

Debt securities available-for-sale	128	3	92	3	220	6

4Q09 (CHF million)

Debt securities issued by foreign governments	203	1	29	1	232	2

Corporate debt securities	0	0	138	7	138	7

Debt securities available-for-sale	203	1	167	8	370	9

Management determined that the unrealized losses on debt securities are primarily attributable to general market interest rate, credit spread or exchange rate movements. No significant impairment charges were recorded as the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities

	6M10	6M09

in	Debt securities	Debt securities

Additional information (CHF million)

Proceeds from sales	679	18

Realized gains	5	3

Realized losses	(11)	0

Amortized cost, fair value and average yield of debt securities

	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2Q10 (CHF million)

Due within 1 year	420	420	0.00	1,843	1,845	2.55

Due from 1 to 5 years	0	0	–	5,795	6,112	3.55

Due from 5 to 10 years	0	0	–	1,128	1,201	3.28

Due after 10 years	0	0	–	156	161	2.32

Total debt securities	420	420	0.00	8,922	9,319	3.30

Loans	6 Months Ended
Jun. 30, 2010
Loans:
Loans
Note 15 Loans
	end of				% change

	2Q10	1Q10	4Q09	2Q09	QoQ	Ytd	YoY

Loans (CHF million)

Banks	80	78	95	85	3	(16)	(6)

Commercial	43,922	45,002	43,893	44,978	(2)	0	(2)

Consumer	90,615	89,984	89,045	88,370	1	2	3

Public authorities	1,019	1,030	1,036	1,102	(1)	(2)	(8)

Lease financings	2,701	2,692	2,620	2,600	0	3	4

Switzerland	138,337	138,786	136,689	137,135	0	1	1

Banks	7,177	7,662	7,836	7,485	(6)	(8)	(4)

Commercial	56,862	58,254	69,036	76,636	(2)	(18)	(26)

Consumer	22,061	20,492	19,765	19,763	8	12	12

Public authorities	2,941	3,698	4,161	2,476	(20)	(29)	19

Lease financings	1,117	1,141	1,113	1,271	(2)	0	(12)

Foreign	90,158	91,247	101,911	107,631	(1)	(12)	(16)

Gross loans	228,495	230,033	238,600	244,766	(1)	(4)	(7)

Net (unearned income)/deferred expenses	(37)	(23)	(25)	(30)	61	48	23

Allowance for loan losses	(1,253)	(1,269)	(1,395)	(1,545)	(1)	(10)	(19)

Net loans	227,205	228,741	237,180	243,191	(1)	(4)	(7)

Impaired loan portfolio (CHF million)

Gross impaired loans	1,979	2,257	2,297	2,514	(12)	(14)	(21)

of which loans with a specific allowance	1,840	1,897	1,946	2,289	(3)	(5)	(20)

of which loans without a specific allowance	139	360	351	225	(61)	(60)	(38)

Allowance for loan losses

	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Allowance for loan losses (CHF million)

Balance at beginning of period	1,269	1,395	1,801	(9)	(30)	1,395	1,639	(15)

Net movements recognized in statements of operations	7	(24)	193	–	(96)	(17)	311	–

Gross write-offs	(48)	(128)	(428)	(63)	(89)	(176)	(480)	(63)

Recoveries	15	18	14	(17)	7	33	28	18

Net write-offs	(33)	(110)	(414)	(70)	(92)	(143)	(452)	(68)

Provisions for interest	3	0	8	–	(63)	3	26	(88)

Foreign currency translation impact and other adjustments, net	7	8	(43)	(13)	–	15	21	(29)

Balance at end of period	1,253	1,269	1,545	(1)	(19)	1,253	1,545	(19)

of which a specific loan loss allowance	865	881	1,070	(2)	(19)	865	1,070	(19)

of which an inherent loan loss allowance	388	388	475	0	(18)	388	475	(18)

Additional loan information

	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Additional loan information (CHF million)

Net gains/(losses) on the sale of loans	(1)	(71)	(49)	(99)	(98)	(72)	(134)	(46)

Other assets and liabilities	6 Months Ended
Jun. 30, 2010
Other assets and liabilities
Other assets and liabilities
Note 16 Other assets and liabilities
	end of				% change

	2Q10	1Q10	4Q09	2Q09	QoQ	Ytd	YoY

Other assets (CHF million)

Cash collateral on derivative instruments	16,195	12,218	16,025	15,975	33	1	1

Cash collateral on non-derivative transactions	1,630	1,499	1,827	2,435	9	(11)	(33)

Derivative instruments used for hedging	4,048	2,743	2,022	1,290	48	100	214

Assets held-for-sale	31,132	32,652	14,570	18,760	(5)	114	66

of which loans	29,524	31,015	14,287	18,624	(5)	107	59

of which real estate	1,608	1,637	270	119	(2)	496	–

Interest and fees receivable	6,542	5,918	5,755	6,514	11	14	0

Deferred tax assets	10,741	10,551	9,137	10,281	2	18	4

Prepaid expenses	856	830	970	1,398	3	(12)	(39)

Failed purchases	597	166	172	140	260	247	326

Other	18,074	18,589	18,266	21,027	(3)	(1)	(14)

Other assets	89,815	85,166	68,744	77,820	5	31	15

Other liabilities (CHF million)

Cash collateral on derivative instruments	15,918	14,428	18,905	19,775	10	(16)	(20)

Cash collateral on non-derivative transactions	45	21	29	481	114	55	(91)

Derivative instruments used for hedging	1,331	1,087	1,198	934	22	11	43

Provisions [1]	1,827	1,629	1,770	1,885	12	3	(3)

of which off-balance sheet risk	607	578	603	637	5	1	(5)

Interest and fees payable	9,335	7,136	7,028	8,048	31	33	16

Current tax liabilities	815	1,482	1,519	2,457	(45)	(46)	(67)

Deferred tax liabilities	523	519	318	898	1	64	(42)

Failed sales	8,061	9,654	9,258	9,068	(17)	(13)	(11)

Other	29,718	29,726	31,507	31,329	0	(6)	(5)

Other liabilities	67,573	65,682	71,532	74,875	3	(6)	(10)

1 Includes provisions for bridge commitments.

Long-term debt	6 Months Ended
Jun. 30, 2010
Long-term debt:
Long-term debt
Note 17 Long-term debt
	end of				% change

	2Q10	1Q10	4Q09	2Q09	QoQ	Ytd	YoY

Long-term debt (CHF million)

Senior	134,389	136,546	134,806	133,748	(2)	0	0

Subordinated	26,403	27,112	24,559	26,701	(3)	8	(1)

Nonrecourse liabilities from consolidated VIEs	21,918	21,489	–	–	2	–	–

Long-term debt	182,710	185,147	159,365	160,449	(1)	15	14

of which reported at fair value	92,132	92,615	74,513	78,941	(1)	24	17

Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2010
Accumulated other comprehensive income
Accumulated other comprehensive income
Note 18 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

6M10 (CHF million)

Balance at beginning of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Increase/(decrease)	23	762	12	(167)	0	630

Increase due to equity method investments	(18)	0	1	0	0	(17)

Reclassification adjustments, included in net income	0	2	6	39	6	53

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	(36)	(7,871)	129	(3,019)	(40)	(10,837)

6M09 (CHF million)

Balance at beginning of period	(145)	(8,211)	63	(2,543)	(103)	(10,939)

Increase/(decrease)	31	751	3	0	0	785

Decrease due to equity method investments	72	0	0	0	0	72

Reclassification adjustments, included in net income	1	21	(2)	10	13	43

Balance at end of period	(41)	(7,439)	64	(2,533)	(90)	(10,039)

Tax	6 Months Ended
Jun. 30, 2010
Tax
Tax
Note 19 Tax
Effective tax rate

in	2Q10	1Q10

Effective tax rate (%)

Effective tax rate	9.8	28.2

The lower effective tax rate was mainly due to a CHF 522 million benefit of a legal entity merger, offset in part by the non-tax deductibility of the UK levy on variable compensation in 2Q10.
Net deferred tax assets

end of	2Q10	1Q10	Change

Net deferred tax assets (CHF million)

Net operating losses	6,657	6,214	443

Temporary differences	3,561	3,818	(257)

Net deferred tax assets	10,218	10,032	186

The increase in net deferred tax assets primarily related to the legal entity merger and foreign exchange translation gains of CHF 263 million. Excluding these effects, net deferred tax assets decreased CHF 411 million, primarily as a result of temporary differences and taxable income in 2Q10.

The Group is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 276 million in unrecognized tax benefits within 12 months of the reporting date.

The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2007; Japan – 2005; the US – 1999; and the UK – 1999.

Employee share-based compensation and other compensation benefits	6 Months Ended
Jun. 30, 2010
Employee share-based compensation and other compensation benefits
Employee share-based compensation and other compensation benefits
Note 20 Employee share-based compensation and other compensation benefits
Payment of share-based compensation and other compensation benefits is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting share-based compensation and other compensation benefits is solely at the discretion of senior management. For further information on share-based compensation plans and the related fair value assumptions, refer to Note 26 – Employee share-based compensation and other compensation benefits in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2009.

The Group generally repurchases its own shares (Credit Suisse Group shares (shares)) in the open market to satisfy obligations in connection with share-based compensation, but it can also issue new shares out of available conditional capital.

Share-based compensation
Incentive Share Unit
Incentive Share Units (ISUs) have been the main form of share-based deferred variable compensation for all employees since 2006. Starting in 2009, ISUs were used for the deferred variable compensation awards for employees up to and including vice presidents. An ISU is similar to a share, but offers additional upside depending on the development of the Group share price.

Incentive Share Unit activities

in	6M10	6M09

Number of awards (million)

Balance at beginning of period	41.5	59.8

Granted	6.0	26.1

Settled	(8.1)	(23.8)

Forfeited	(0.5)	(0.2)

Balance at end of period	38.9	61.9

of which vested	3.2	1.6

of which unvested	35.7	60.3

Scaled Incentive Share Unit
The Scaled Incentive Share Unit (SISU) plan is a new share-based long-term incentive plan for managing directors and directors. SISUs were granted for the first time in January 2010 as part of 2009 variable compensation and comprised 50% of the deferred variable compensation awarded to managing directors and directors for 2009. SISUs are similar to ISUs except with four-year vesting, subject to early retirement rules, and the leverage component contains an additional performance condition which could increase or decrease the number of any additional shares.

Scaled Incentive Share Unit activities

in	6M10

Number of awards (million)

Balance at beginning of period	0.0

Granted	21.1

Forfeited	(0.1)

Balance at end of period	21.0

of which vested	0.0

of which unvested	21.0

Adjustable Performance Plan awards
The Adjustable Performance Plan (APP) is a new cash-based plan for managing directors and directors. APP awards were granted for the first time in January 2010 as part of 2009 variable compensation and comprised 50% of the deferred variable compensation awarded to managing directors and directors. These awards are subject to a three-year, pro-rata vesting schedule, subject to early retirement rules, and the final value of the APP awards paid out to individual employees may be adjusted positively or negatively from the initial amount awarded on the grant date, and the value paid out each year for vested awards will reflect these adjustments.

Performance Incentive Plan
As part of its annual variable compensation process for 2004 and 2005, the Group granted performance incentive plan share units (PIP units) during 2005 (PIP I) and 2006 (PIP II), respectively. PIP units are long-term retention incentive awards requiring continued employment with the Group, subject to restrictive covenants and cancellation provisions, and vest evenly over a five-year period. Each PIP unit will settle for a specified number of Group shares subsequent to the fifth anniversary of the grant date based on the achievement of: i) earnings performance as compared to predefined targets (performance conditions); and ii) Group share price performance compared to predefined targets and relative to peers (market conditions). At grant, PIP II units were equivalent to a Group share price of CHF 72.00.

On March 31, 2010, we announced the determination of the number of Group shares for holders of PIP I units that were granted in early 2005, which were a part of 2004 compensation. In accordance with the terms of the plan, each outstanding PIP I unit entitled the holder to approximately 4.8 Group shares. PIP I awards were settled on April 20, 2010.

Performance Incentive Plan activities

	6M10		6M09

in	PIP II	PIP I	PIP II	PIP I

Number of awards (million)

Balance at beginning of period	6.2	11.9	6.4	12.2

Settled	0.0	(11.7)	0.0	0.0

Forfeited	(0.1)	(0.2)	(0.2)	(0.3)

Balance at end of period	6.1	0.0	6.2	11.9

of which vested	5.3	0.0	4.4	10.0

of which unvested	0.8	0.0	1.8	1.9

Share awards
The Group’s share-based compensation as part of the yearly discretionary variable compensation in prior years included four different types of share awards: phantom shares, blocked shares, longevity premium awards (LPA) and special awards. These share awards entitle the holder to receive one Group share subject to continued employment with the Group, restrictive covenants and cancellation provisions, and generally vest between zero and five years. In 2006, the Group introduced the ISU share-based plan to replace phantom shares, blocked shares and LPA awards granted in prior years.

Special awards are generally shares, which may be granted to new employees. These special awards may contain vesting conditions, depending on the terms of employment.
Share award activities

	6M10		6M09

in	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share award activities

Balance at beginning of period	15.5	45.67	20.8	61.83

Granted	2.9	49.41	5.1	30.74

Settled	(3.2)	47.56	(10.8)	70.85

Forfeited	(0.2)	60.92	(0.5)	59.46

Balance at end of period	15.0	46.24	14.6	45.82

of which vested	1.1	–	0.8	–

of which unvested	13.9	–	13.8	–

Share options
Options were a substantial component of the Group’s share-based program prior to 2004. The Group discontinued the practice of issuing options and the majority of the original grants have since vested. Share options were granted with an exercise price equal to the market price of Group’s shares on the date of grant and expire after ten years.

Other compensation benefits
Partner Asset Facility
As part of the 2008 annual compensation process, the Group granted employees in Investment Banking with a corporate title of managing director or director the majority of the deferred portion of their variable compensation in the form of Partner Asset Facility (PAF) awards. The PAF units are indexed to, and represent a first-loss interest in, a specified pool of illiquid assets that originated in Investment Banking.

On January 21, 2009, the Group granted PAF awards to employees with a total notional value of CHF 686 million. The contractual term of the PAF award is eight years. 66.7% of the PAF awards were fully vested upon grant and attributed to services performed in 2008 and 33.3% of the PAF awards vested over the first three months of 2009.

Cash Retention Awards
For 2008, managing directors across all divisions, all directors in Investment Banking and, to the extent the cash component of variable compensation exceeded CHF 300,000, directors in Private Banking, Asset Management and Shared Services received deferred variable compensation in the form of Cash Retention Awards (CRA). These CRA payments, which were made in 1Q09, are subject to vesting ratably over a two-year period and other conditions and any unvested CRA will have to be repaid if a claw-back event, such as voluntary termination of employment, occurs.

Compensation expense from prior-year awards

in	6M10	6M09

Compensation expense (CHF million)

Incentive Share Unit	422	889

Scaled Incentive Share Unit	304	–

Adjustable Performance Plan Awards	517	–

Performance Incentive Plan	2	(16)	[1]

Share awards	133	129

Partner Asset Facility [2]	(40)	340

Cash Retention Awards	307	505

Total compensation expense from prior-year awards	1,645	1,847

Total shares delivered (million)

Total shares delivered	45.8	23.9

1 Includes claw backs. 2 Compensation expense represents the change in underlying fair value of the indexed assets during the period. Compensation expense in 6M09 also included the vesting of the remaining 33.3% in 1Q09.

Additional information

end of	2Q10

Estimated unrecognized compensation expense (CHF million)

Incentive Share Unit	787

Scaled Incentive Share Unit	1,093

Adjustable Performance Plan Awards	1,059

Performance Incentive Plan	3

Share awards	418

Cash Retention Awards	295

Total	3,655

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.4

Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2010
Pension and other post-retirement benefits
Components of total pension costs
Note 21 Pension and other post-retirement benefits
The Group previously disclosed that it expected to contribute CHF 488 million to the Swiss and international defined benefit pension plans and other post-retirement defined benefit plans in 2010. As of the end of 2Q10, CHF 294 million of contributions have been made.

Components of total pension costs

	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Total pension costs (CHF million)

Service costs on benefit obligation	76	76	64	0	19	152	129	18

Interest costs on benefit obligation	149	148	153	1	(3)	297	306	(3)

Expected return on plan assets	(201)	(200)	(195)	0	3	(401)	(390)	3

Amortization of recognized prior service cost	4	4	8	0	(50)	8	17	(53)

Amortization of recognized actuarial losses	30	27	8	11	275	57	16	256

Net periodic pension costs	58	55	38	5	53	113	78	45

Settlement (gains)/losses	0	(2)	1	100	(100)	(2)	1	–

Total pension costs	58	53	39	9	49	111	79	41

Derivatives and hedging activities	6 Months Ended
Jun. 30, 2010
Derivatives and hedging activities
Derivatives and hedging activities
Note 22 Derivatives and hedging activities
Derivatives are generally either privately negotiated OTC contracts or standard contracts transacted through regulated exchanges. The Group’s most frequently used freestanding derivative products, entered into for trading and risk management purposes, include interest rate, cross-currency and credit default swaps, interest rate and foreign exchange options, foreign exchange forward contracts and foreign exchange and interest rate futures.

The Group also enters into contracts that are not considered derivatives in their entirety but include embedded derivative features. Such transactions primarily include issued and purchased structured debt instruments where the return may be calculated by reference to an equity security, index or third-party credit risk, or that have non-standard interest or foreign exchange terms.

On the date a derivative contract is entered into, the Group designates it as belonging to one of the following categories:
– trading activities;
– a risk management transaction that does not qualify as a hedge under accounting standards (referred to as an economic hedge);
– a hedge of the fair value of a recognized asset or liability;
– a hedge of the variability of cash flows to be received or paid relating to a recognized asset or liability or a forecasted transaction; or
– a hedge of a net investment in a foreign operation.
Trading activities
The Group is active in most of the principal trading markets and transacts in many popular trading and hedging products. As noted above, this includes the use of swaps, futures, options and structured products, such as custom transactions using combinations of derivatives, in connection with its sales and trading activities. Trading activities include market making, positioning and arbitrage activities. The majority of the Group’s derivatives held as of the end of 2Q10 were used for trading activities.

Economic hedges
Economic hedges arise when the Group enters into derivative contracts for its own risk management purposes, but the contracts entered into do not qualify for hedge accounting under US GAAP. These economic hedges include the following types:

– interest rate derivatives to manage net interest rate risk on certain core banking business assets and liabilities;
– foreign exchange derivatives to manage foreign exchange risk on certain core banking business revenue and expense items, as well as on core banking business assets and liabilities;
– credit derivatives to manage credit risk on certain loan portfolios; and
– futures to manage risk on equity positions including convertible bonds.
Derivatives used in economic hedges are included as trading assets or trading liabilities in the consolidated balance sheets.
Hedge accounting
Fair value hedges
The Group designates fair value hedges as part of an overall interest rate risk management strategy that incorporates the use of derivative instruments to minimize fluctuations in earnings that are caused by interest rate volatility. In addition to hedging changes in fair value due to interest rate risk associated with fixed rate loans, repurchase agreements and long-term debt instruments, the Group uses:

– cross-currency swaps to convert foreign-currency-denominated fixed rate assets or liabilities to floating rate functional currency assets or liabilities; and
– foreign exchange forward contracts to hedge the foreign exchange risk associated with available-for-sale securities.
Cash flow hedges
The Group designates cash flow hedges as part of its strategy to mitigate its risk to variability of cash flows on loans, deposits and other debt obligations by using interest rate swaps to convert variable rate assets or liabilities to fixed rates. The Group also uses cross-currency swaps to convert foreign-currency-denominated fixed and floating rate assets or liabilities to fixed rate assets or liabilities based on the currency profile that the Group elects to be exposed to. This includes, but is not limited to, Swiss francs and US dollars. Further, the Group uses derivatives to hedge its cash flows associated with forecasted transactions. As of the end of 2Q10, the maximum length of time over which the Group hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was 11 months.

Net investment hedges
The Group designates net investment hedges as part of its strategy to hedge selected net investments in foreign operations against adverse movements in foreign exchange rates, typically using foreign exchange forward contracts.

Hedge effectiveness assessment
The Group assesses the effectiveness of hedging relationships both prospectively and retrospectively. The prospective assessment is made both at the inception of a hedging relationship and on an ongoing basis, and requires the Group to justify its expectation that the relationship will be highly effective over future periods. The retrospective assessment is also performed on an ongoing basis and requires the Group to determine whether or not the hedging relationship has actually been effective. If the Group concludes, through a retrospective evaluation, that hedge accounting is appropriate for the current period, then it measures the amount of hedge ineffectiveness to be recognized in earnings.

Fair value of derivative instruments
The table below presents gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Group.

Information on bifurcated embedded derivatives has not been included in this table. Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.

Fair value of derivative instruments

	Trading			Hedging			[1]

end of 2Q10	Notional amount	Positive replacement value	Negative replacement value	Notional amount	Positive replacement value	Negative replacement value

Derivative instruments (CHF billion)

Forwards and forward rate agreements	9,861.7	7.0	6.9	0.0	0.0	0.0

Swaps	25,615.3	612.9	603.5	70.1	3.4	2.0

Options bought and sold (OTC)	2,589.3	53.4	56.1	0.0	0.0	0.0

Futures	2,748.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	1,280.9	0.3	0.3	0.0	0.0	0.0

Interest rate products	42,095.3	673.6	666.8	70.1	3.4	2.0

Forwards	2,249.5	35.4	35.8	21.3	0.9	0.0

Swaps	1,073.3	37.6	47.3	0.0	0.0	0.0

Options bought and sold (OTC)	983.1	17.1	18.4	0.0	0.0	0.0

Futures	15.4	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	29.4	0.2	0.3	0.0	0.0	0.0

Foreign exchange products	4,350.7	90.3	101.8	21.3	0.9	0.0

Forwards	13.0	1.8	1.2	0.0	0.0	0.0

Options bought and sold (OTC)	27.3	0.8	1.1	0.0	0.0	0.0

Futures	6.5	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	0.0	0.0	0.0	0.0	0.0	0.0

Precious metals products	46.8	2.6	2.3	0.0	0.0	0.0

Forwards	6.4	1.3	0.1	0.0	0.0	0.0

Swaps	261.7	8.9	7.2	0.0	0.0	0.0

Options bought and sold (OTC)	570.7	18.3	20.0	0.0	0.0	0.0

Futures	108.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	492.6	16.6	17.8	0.0	0.0	0.0

Equity/index-related products	1,440.0	45.1	45.1	0.0	0.0	0.0

Credit derivatives [2]	2,312.1	64.7	59.2	0.0	0.0	0.0

Forwards	26.0	2.5	2.2	0.0	0.0	0.0

Swaps	112.3	15.7	15.5	0.0	0.0	0.0

Options bought and sold (OTC)	115.4	3.1	3.3	0.0	0.0	0.0

Futures	334.0	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	186.2	2.7	2.5	0.0	0.0	0.0

Other products [3]	773.9	24.0	23.5	0.0	0.0	0.0

Total derivative instruments	51,018.8	900.3	898.7	91.4	4.3	2.0

The notional amount for derivative instruments (trading and hedging) was CHF 51,110.2 billion as of June 30, 2010.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)

	Trading			Hedging			[1]

end of 4Q09	Notional amount	Positive replacement value	Negative replacement value	Notional amount	Positive replacement value	Negative replacement value

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,956.7	6.4	6.2	0.0	0.0	0.0

Swaps	22,671.5	473.6	464.5	58.6	1.8	1.3

Options bought and sold (OTC)	2,461.2	43.6	46.1	0.0	0.0	0.0

Futures	1,900.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	926.5	0.1	0.2	0.0	0.0	0.0

Interest rate products	35,916.5	523.7	517.0	58.6	1.8	1.3

Forwards	1,682.1	18.9	21.0	22.4	0.2	0.0

Swaps	995.8	31.7	34.0	0.0	0.0	0.0

Options bought and sold (OTC)	866.8	14.8	15.8	0.0	0.0	0.0

Futures	22.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	17.1	0.2	0.4	0.0	0.0	0.0

Foreign exchange products	3,584.4	65.6	71.2	22.4	0.2	0.0

Forwards	12.3	1.6	1.0	0.0	0.0	0.0

Options bought and sold (OTC)	22.3	0.6	1.1	0.0	0.0	0.0

Futures	3.0	0.0	0.0	0.0	0.0	0.0

Precious metals products	37.6	2.2	2.1	0.0	0.0	0.0

Forwards	6.3	1.6	0.1	0.0	0.0	0.0

Swaps	210.6	5.1	8.2	0.0	0.0	0.0

Options bought and sold (OTC)	337.4	17.9	21.1	0.0	0.0	0.0

Futures	124.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	502.5	1.2	1.4	0.0	0.0	0.0

Equity/index-related products	1,181.1	25.8	30.8	0.0	0.0	0.0

Credit derivatives [2]	2,414.0	68.2	61.9	0.0	0.0	0.0

Forwards	28.3	1.7	2.0	0.0	0.0	0.0

Swaps	142.6	17.4	17.8	0.0	0.0	0.0

Options bought and sold (OTC)	66.7	3.5	3.5	0.0	0.0	0.0

Futures	313.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	147.5	3.0	2.7	0.0	0.0	0.0

Other products [3]	698.7	25.6	26.0	0.0	0.0	0.0

Total derivative instruments	43,832.3	711.1	709.0	81.0	2.0	1.3

The notional amount for derivative instruments (trading and hedging) was CHF 43,913.3 billion as of December 31, 2009.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)

	2Q10		4Q09

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	904.6	900.7	713.1	710.3

Counterparty netting [1]	(781.6)	(781.6)	(623.8)	(623.8)

Cash collateral netting [2]	(43.2)	(37.1)	(32.2)	(28.8)

Replacement values (trading and hedging) after netting agreements	79.8	82.0	57.1	57.7

of which recorded in trading assets (PRV) and trading liabilities (NRV)	75.8	80.7	55.1	56.5

of which recorded in other assets (PRV) and other liabilities (NRV)	4.0	1.3	2.0	1.2

1 Netting of balances receivable and payable are based on legally enforceable netting agreements. 2 Netting of cash collateral received or paid are based on legally enforceable master netting agreements.

Derivatives in fair value hedging relationships

	2Q10		1Q10		2Q09

in	Gains/ (losses) recognized in income on derivatives	Gains/ (losses) recognized in income on hedged items	Gains/ (losses) recognized in income on derivatives	Gains/ (losses) recognized in income on hedged items	Gains/ (losses) recognized in income on derivatives	Gains/ (losses) recognized in income on hedged items

Derivatives in fair value hedging relationships (CHF million)

Interest rate products	587	(595)	317	(323)	(194)	143

Foreign exchange products	13	(14)	18	(18)	(4)	5

Total	600	(609)	335	(341)	(198)	148

Represents gains/(losses) recognized in trading revenues.

	6M10		6M09

in	Gains/ (losses) recognized in income on derivatives	Gains/ (losses) recognized in income on hedged items	Gains/ (losses) recognized in income on derivatives	Gains/ (losses) recognized in income on hedged items

Derivatives in fair value hedging relationships (CHF million)

Interest rate products	904	(918)	(578)	470

Foreign exchange products	31	(32)	(4)	5

Total	935	(950)	(582)	475

Represents gains/(losses) recognized in trading revenues.

Details of fair value hedges

in	2Q10	1Q10	2Q09	6M10	6M09

Fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(9)	(6)	(50)	(15)	(107)

Derivatives in cash flow hedging relationships

	2Q10		1Q10		2Q09

in	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income

Derivatives in cash flow hedging relationships (CHF million)

Foreign exchange products	0	0	7	0	68	4	[1]

Represents gains/(losses) on effective portion.
1 Included in total operating expenses.

	6M10		6M09

in	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income

Derivatives in cash flow hedging relationships (CHF million)

Foreign exchange products	7	0	103	(1)	[1]

Represents gains/(losses) on effective portion.
1 Included in total operating expenses.

Details of cash flow hedges

end of	2Q10	1Q10	4Q09	2Q09

Cash flow hedges (CHF million)

Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	16	(7)	(6)	8

Derivatives in net investment hedging relationships

	2Q10		1Q10			2Q09

in	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income		Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income

Derivatives in net investment hedging relationships (CHF million)

Interest rate products	4	0	4	0		(4)	0

Foreign exchange products	513	0	(21)	3	[1]	(820)	(14)	[2]

Total	517	0	(17)	3		(824)	(14)

Represents gains/(losses) on effective portion.
1 Included in other revenues. 2 Primarily included in discontinued operations.

	6M10			6M09

in	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income		Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income

Derivatives in net investment hedging relationships (CHF million)

Interest rate products	8	0		29	0

Foreign exchange products	492	3	[1]	(1,787)	(14)	[2]

Total	500	3		(1,758)	(14)

Represents gains/(losses) on effective portion.
1 Included in other revenues. 2 Primarily included in discontinued operations.

The Group includes all derivative instruments not included in hedge accounting relationships in its trading activities. Instead of separately disclosing gains and losses of these derivative instruments by type of contracts, the Group elected to provide alternative disclosures as offered under US GAAP. For these alternative disclosures, refer to Note 7 – Trading revenues.

Disclosures relating to contingent credit risk
Certain of the Group’s derivative instruments contain provisions that require it to maintain a specified credit rating from each of the major credit rating agencies. If the ratings fall below that specified in the contract, the counterparties to the agreements could request payment of additional collateral on those derivative instruments that are in a net liability position. Certain of the derivative contracts also provide for termination of the contract, generally upon a downgrade of either the Group or the counterparty, at the existing mark-to-market of the derivative contract.

The following table provides the Group’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and special purpose entities (SPEs) that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch and in a two-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure by contract may include amounts other than or in addition to the negative replacement value of derivative instruments with credit-risk-related contingent features.

Contingent credit risk

end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2Q10 (CHF billion)

Current net exposure	18.3	2.1	1.5	21.9

Collateral posted	14.5	2.1	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.9	0.7	2.8

Additional collateral required in a two-notch downgrade event	0.4	3.5	1.1	5.0

4Q09 (CHF billion)

Current net exposure	10.5	3.3	1.6	15.4

Collateral posted	9.0	3.4	–	12.4

Additional collateral required in a one-notch downgrade event	0.2	2.4	0.7	3.3

Additional collateral required in a two-notch downgrade event	0.5	4.4	1.0	5.9

Credit derivatives
Credit derivatives are contractual agreements in which the buyer generally pays a fee in exchange for a contingent payment by the seller if there is a credit event on the underlying referenced entity or asset. Credit derivatives are generally privately negotiated OTC contracts. Most credit derivatives are structured so that they specify the occurrence of an identifiable credit event, which can include bankruptcy, insolvency, receivership, material adverse restructuring of debt or failure to meet obligations when due.

The credit derivatives most commonly transacted by the Group are CDS and credit swaptions. A CDS is a contractual agreement in which the buyer of the swap pays an upfront and/or a periodic fee in return for a contingent payment by the seller of the swap following a credit event of the referenced entity or asset. Credit swaptions are options with a specified maturity to buy or sell protection under a CDS on a specific referenced credit event. Credit derivatives include hybrid instruments such as credit-linked notes (CLN). A CLN is a note whereby the investor in the note sells credit protection of the same amount on a referenced entity to the issuer of the instrument. In a CLN, neither investor nor issuer has recourse to the defaulting reference entity.

The Group enters into credit derivative contracts in the normal course of business, buying and selling protection to facilitate client transactions and as a market maker. This includes providing structured credit products for its clients to enable them to hedge their credit risk. The referenced instruments of these structured credit products are both investment grade and high yield underlyings and could include corporate bonds, sovereign debt, ABS and loans. These referenced instruments can form a single item or be combined on a portfolio basis. The Group purchases protection to economically hedge various forms of credit exposure, for example, the economic hedging of loan portfolios or other cash positions. Finally, the Group also takes proprietary positions which can take the form of either purchased or sold protection.

The following tables reflect the maximum potential amount of future payments that the Group would be required to make under the credit derivatives as a result of credit-risk-related events for which it has sold protection. The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts. The fair values of the derivatives also give an indication of the amount of payment risk, as the negative fair values increase when the potential payment under the derivative contracts becomes more probable. To reflect the quality of the payment risk on credit protection sold, the Group assigns an internally generated rating to those instruments referenced in the contracts. Internal ratings are assigned by experienced credit analysts based on expert judgment that incorporates analysis and evaluation of both quantitative and qualitative factors. The specific factors analyzed, and their relative importance, are dependent on the type of counterparty. The analysis emphasizes a forward-looking approach, concentrating on economic trends and financial fundamentals, and making use of peer analysis, industry comparisons and other quantitative tools. External ratings and market information are also used in the analysis process where available.

The tables also include the estimated recoveries that would be received if the specified credit event occurred, including the anticipated value of the underlying referenced asset that would, in most instances, be transferred to the Group and the impact of any purchased protection with an identical reference instrument and product type. In the normal course of business, the Group also purchases protection to offset the risk of sold protection that may have similar, but not identical, reference instruments, and may use similar, but not identical, products. The impacts of these transactions have not been included in the estimate of recoveries. In addition, to reduce its credit risk, the Group enters into legally enforceable netting agreements with its derivative counterparties. Collateral on these derivative contracts is usually posted on a net counterparty basis and cannot be allocated to a particular derivative contract, and, therefore, has not been included in the estimate of recoveries.

Credit derivative maximum potential payout by maturity

end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2Q10 (CHF million)

Single-name instruments	93,813	555,705	129,002	778,520

Multi-name instruments	30,907	268,285	50,639	349,831

Total	124,720	823,990	179,641	1,128,351

4Q09 (CHF million)

Single-name instruments	100,387	592,575	137,856	830,818

Multi-name instruments	31,154	256,008	63,297	350,459

Total	131,541	848,583	201,153	1,181,277

Credit derivative exposure on sold protection

	2Q10			4Q09

end of	Maximum potential payout	Fair value	Recoveries	Maximum potential payout	Fair value	Recoveries

Single-name instruments (CHF million)

Investment grade [1]	548,394	(2,852)	535,342	608,416	8,709	598,908

Non-investment grade	230,126	(12,523)	205,440	222,402	(12,790)	215,675

Total single-name instruments	778,520	(15,375)	740,782	830,818	(4,081)	814,583

of which sovereigns	131,025	(3,220)	130,089	128,760	(782)	128,141

of which non-sovereigns	647,495	(12,155)	610,693	702,058	(3,299)	686,442

Multi-name instruments (CHF million)

Investment grade [1]	274,296	(9,450)	255,932	291,880	(9,271)	285,683

Non-investment grade	75,535	(5,211)	72,404	58,579	494	56,144

Total multi-name instruments	349,831	(14,661)	328,336	350,459	(8,777)	341,827

of which sovereigns	16,225	(555)	15,199	347	(58)	111

of which non-sovereigns	333,606	(14,106)	313,137	350,112	(8,719)	341,716

1 Based on internal ratings of BBB and above.

The above maximum potential payout relates only to sold protection. The Group also purchases protection, which reduces total credit derivative exposure.
The following table provides the Group’s percentage allocation of purchased credit protection by counterparty.
Credit protection purchased by counterparty

end of	2Q10	4Q09

Credit protection purchased by counterparty (in %)

Banks and broker-dealers [1]	93	93

Other financial institutions [2]	6	6

Other counterparties	1	1

Total	100	100

1 Includes clearing houses. 2 Primarily hedge funds.

The tables “Credit derivative maximum potential payout by maturity” and “Credit derivative exposure on sold protection” do not include all credit derivatives and differ from the balance for credit derivatives in the fair value of derivative instruments table. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the contract. Total return swaps (TRS) are excluded because a TRS does not expose the seller to potential loss from credit-risk-related events specified in the contract. A TRS only provides protection against a loss in asset value, and not against additional amounts as a result of specific credit events. Collateralized debt obligations (CDOs) are also excluded because the derivative embedded in a CDO does not require bifurcation under US GAAP as it relates to the creditworthiness of the securitized financial assets and liabilities. As a result, they are not subject to this disclosure.

Guarantees and commitments	6 Months Ended
Jun. 30, 2010
Guarantees and commitments
Guarantees and commitments
Note 23 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate Credit Suisse to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the Group’s current best estimate of payments that will be required under existing guarantee arrangements.

Guarantees

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2Q10 (CHF million)

Credit guarantees and similar instruments	2,905	6,053	8,958	8,268		578	4,592

Performance guarantees and similar instruments	8,776	3,600	12,376	10,975		98	4,330

Securities lending indemnifications	23,132	0	23,132	23,132		0	23,132

Derivatives	170,870	37,123	207,993	207,993		8,714	–	[2]

Other guarantees	3,806	1,092	4,898	4,807		5	2,221

Total guarantees	209,489	47,868	257,357	255,175		9,395	34,275

4Q09 (CHF million)

Credit guarantees and similar instruments	3,290	4,777	8,067	7,309		543	4,521

Performance guarantees and similar instruments	6,342	5,818	12,160	10,707		96	3,995

Securities lending indemnifications	22,644	0	22,644	22,644		0	22,644

Derivatives	129,868	83,862	213,730	213,730		6,388	–	[2]

Other guarantees	3,836	1,039	4,875	4,807		10	2,181

Total guarantees	165,980	95,496	261,476	259,197		7,037	33,341

1 Total net amount is computed as the gross amount less any participations. 2 Collateral for derivatives accounted for as guarantees is not considered significant.

Credit guarantees and similar instruments
Credit guarantees and similar instruments are contracts that require the Group to make payments should a third party fail to do so under a specified existing credit obligation. The position includes standby letters of credit, commercial and residential mortgage guarantees and other guarantees associated with VIEs.

Standby letters of credit are made in connection with the corporate lending business and other corporate activities, where the Group provides guarantees to counterparties in the form of standby letters of credit, which represent obligations to make payments to third parties if the counterparties fail to fulfill their obligations under a borrowing arrangement or other contractual obligation.

Commercial and residential mortgage guarantees are made in connection with the Group’s commercial mortgage activities in the US, where the Group sells certain commercial and residential mortgages to the Federal National Mortgage Association (FNMA) and agrees to bear a percentage of the losses triggered by the borrowers failing to perform on the mortgage. The Group also issues guarantees that require it to reimburse the FNMA for losses on certain whole loans underlying mortgage-backed securities issued by the FNMA, which are triggered by borrowers failing to perform on the underlying mortgages.

The Group also provides guarantees to VIEs and other counterparties under which it may be required to buy assets from such entities upon the occurrence of certain triggering events such as rating downgrades and/or substantial decreases in fair value of those assets.

Performance guarantees and similar instruments
Performance guarantees and similar instruments are arrangements that require contingent payments to be made when certain performance-related targets or covenants are not met. Such covenants may include a customer’s obligation to deliver certain products and services or to perform under a construction contract. Performance guarantees are frequently executed as part of project finance transactions. The position includes private equity fund guarantees and guarantees related to residential mortgage securitization activities.

For private equity fund guarantees, the Group has provided investors in private equity funds sponsored by a Group entity guarantees on potential obligations of certain general partners to return amounts previously paid as carried interest to those general partners if the performance of the remaining investments declines. To manage its exposure, the Group generally withholds a portion of carried interest distributions to cover any repayment obligations. In addition, pursuant to certain contractual arrangements, the Group is obligated to make cash payments to certain investors in certain private equity funds if specified performance thresholds are not met.

Further, as part of the Group’s residential mortgage securitization activities in the US, the Group may guarantee the collection by the servicer and remittance to the securitization trust of prepayment penalties. The Group will have to perform under these guarantees in the event the servicer fails to remit the prepayment penalties.

Securities lending indemnifications
Securities lending indemnifications include arrangements in which the Group agreed to indemnify securities lending customers against losses incurred in the event that security borrowers do not return securities subject to the lending agreement and the collateral held is insufficient to cover the market value of the securities borrowed. As indicated in the Guarantees table, the Group was fully collateralized in respect of securities lending indemnifications.

Derivatives
Derivatives are issued in the ordinary course of business, generally in the form of written put options. Derivative contracts that may be cash settled, and for which the Group has no basis for concluding that it is probable that the counterparties held the underlying instruments at the inception of the contracts, are not considered guarantees under US GAAP. For derivative contracts executed with counterparties that generally act as financial intermediaries, such as investment banks, hedge funds and security dealers, the Group has concluded that there is no basis to assume that these counterparties hold the underlying instruments related to the derivative contracts and, therefore, does not report such contracts as guarantees.

The Group manages its exposure to these derivatives by engaging in various hedging strategies to reduce its exposure. For some contracts, such as written interest rate caps or foreign exchange options, the maximum payout is not determinable as interest rates or exchange rates could theoretically rise without limit. For these contracts, notional amounts were disclosed in the table above in order to provide an indication of the underlying exposure. In addition, the Group carries all derivatives at fair value in the consolidated balance sheets and has considered the performance triggers and probabilities of payment when determining those fair values. It is more likely than not that written put options that are in-the-money to the counterparty will be exercised, for which the Group’s exposure was limited to the fair value reflected in the table.

Other guarantees
Other guarantees include bankers’ acceptances, residual value guarantees, deposit insurance, contingent considerations in business combinations, the minimum value of an investment in mutual funds or private equity funds and all other guarantees that were not allocated to one of the categories above.

Deposit-taking banks in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. Upon occurrence of a payout event triggered by a specified restriction of business imposed by the Swiss Financial Markets Supervisory Authority (FINMA) or by compulsory liquidation of another deposit taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. These deposit insurance guarantees were reflected in other guarantees.

Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees are not reflected in the table above and are discussed below.
Disposal-related contingencies
In connection with the sale of assets or businesses, the Group sometimes provides the acquirer with certain indemnification provisions. These indemnification provisions vary by counterparty in scope and duration and depend upon the type of assets or businesses sold. They are designed to transfer the potential risk of certain unquantifiable and unknowable loss contingencies, such as litigation, tax and intellectual property matters, from the acquirer to the seller. The Group closely monitors all such contractual agreements in order to ensure that indemnification provisions are adequately provided for in the Group’s consolidated financial statements.

Other indemnifications
The Group provides indemnifications to certain counterparties in connection with its normal operating activities, for which it is not possible to estimate the maximum amount that it could be obligated to pay. As a normal part of issuing its own securities, the Group typically agrees to reimburse holders for additional tax-withholding charges or assessments resulting from changes in applicable tax laws or the interpretation of those laws. Securities that include these agreements to pay additional amounts generally also include a related redemption or call provision if the obligation to pay the additional amounts results from a change in law or its interpretation and the obligation cannot be avoided by the issuer taking reasonable steps to avoid the payment of additional amounts. Since such potential obligations are dependent on future changes in tax laws, the related liabilities the Group may incur as a result of such changes cannot be reasonably estimated. In light of the related call provisions typically included, the Group does not expect any potential liabilities in respect of tax gross-ups to be material.

The Group is a member of numerous securities exchanges and clearing houses and may, as a result of its membership arrangements, be required to perform if another member defaults. The Group has determined that it is not possible to estimate the maximum amount of these obligations and believes that any potential requirement to make payments under these arrangements is remote.

Other commitments

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received

2Q10 (CHF million)

Irrevocable commitments under documentary credits	4,620	21	4,641	4,010		1,713

Loan commitments	164,261	59,620	223,881	217,695		153,988

Forward reverse repurchase agreements	57,276	85	57,361	57,361		57,361

Other commitments	1,248	2,027	3,275	3,275		26

Total other commitments	227,405	61,753	289,158	282,341		213,088

4Q09 (CHF million)

Irrevocable commitments under documentary credits	4,543	40	4,583	4,183		2,037

Loan commitments	175,656	52,828	228,484	222,128		159,349

Forward reverse repurchase agreements	43,481	0	43,481	43,481		43,481

Other commitments	6,377	2,588	8,965	8,965		6

Total other commitments	230,057	55,456	285,513	278,757		204,873

1 Total net amount is computed as the gross amount less any participations.

Irrevocable commitments under documentary credits
Irrevocable commitments under documentary credits include exposures from trade finance related to commercial letters of credit under which the Group guarantees payments to exporters against presentation of shipping and other documents.

Loan commitments
Loan commitments include unused credit facilities that can be revoked at our sole discretion upon notice to the client. A small portion of total loan commitments is related to the leveraged finance business. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes and are not included in this disclosure. Such commitments are reflected as derivatives in the consolidated balance sheets.

Forward reverse repurchase agreements
Forward reverse repurchase agreements represent transactions in which the initial cash exchange of the reverse repurchase transactions takes place on specified future dates.
Other commitments
Other commitments include private equity commitments, firm commitments in underwriting securities, commitments arising from deferred payment letters of credit and from acceptances in circulation and liabilities for calls on shares and other equity instruments.

Transfers of financial assets and variable interest entities	6 Months Ended
Jun. 30, 2010
Transfers of financial assets and variable interest entities
Transfers of financial assets and variable interest entities
Note 24 Transfers of financial assets and variable interest entities
In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and are generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and Group tax or regulatory purposes.

Transfers of financial assets
Securitizations
The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, commercial paper and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.

The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue CMBS, RMBS and ABS that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities or ABS typically have recourse to the assets in the SPEs, unless a third-party guarantee has been received to further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.

The Group also transacts in re-securitizations of previously issued RMBS securities. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to repackage an existing security to give the investor a higher rated tranche.

The Group also purchases loans and other debt obligations from clients, which are then sold by the Group directly or indirectly to SPEs that issue CDOs. The Group structures, underwrites and makes a market in these CDOs. CDOs are collateralized by the assets transferred to the CDO vehicle and pay a return based on the returns on those assets. Investors typically only have recourse to the collateral of the CDO and do not have recourse to the Group’s assets.

When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.

As a result of the issuance of new guidance effective January 1, 2010, the Group lost sale accounting treatment for certain asset transfers and for certain transfers of portions of assets that do not meet the definition of participating interests. The impact of this change in accounting guidance did not have a significant impact.

Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and CDOs involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative fair values at the date of sale.

The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M10 and 6M09 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group still has continuing involvement as of the end of 6M10 and 6M09, regardless of when the securitization occurred.

Securitizations

in	6M10	6M09	[1]

Gains and cash flows (CHF million)

CMBS
Net gain [2]	13	0

Proceeds from transfer of assets	523	0

Cash received on interests that continue to be held	83	126

RMBS
Net gain [2]	109	66

Proceeds from transfer of assets	19,373	14,418

Servicing fees	3	2

Cash received on interests that continue to be held	225	108

ABS [3]
Cash received on interests that continue to be held	4	14

CDO
Net gain/(loss) [2]	(6)	6

Proceeds from transfer of assets	2,284	334

Purchases of previously transferred financial assets or its underlying collateral	(1,258)	(973)

Cash received on interests that continue to be held	112	155

1 Amounts were previously presented separately as qualified special purpose entities (QSPEs) and SPEs. The change in the presentation was a result of new guidance. 2 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 3 Primarily home equity loans.

Other asset-based financing arrangements
The Group also uses SPEs for other client-driven activity and for Group tax or regulatory purposes. These activities include various leveraged finance, repack and other types of structures.
Leveraged finance structures are used to assist in the syndication of certain loans held by the Group. Typically, a third-party private equity sponsor will establish a SPE which in turn will purchase a loan from the Group. The debt (loan facility) provided by the Group has recourse only to the assets held within the SPE.

Repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk. Typically, the SPE structure will issue notes to the client, enter into a derivative through which the desired exposure is introduced and then collateral will be purchased from the Group.

Other types of structures in this category include life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes and other alternative structures created for the purpose of investing in venture capital-like investments.

The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M10 and 6M09 transfers (which were not securitizations) treated as sales, along with the cash flows between the Group and the SPEs used in such transfers in which the Group had continuing involvement as of the end of 6M10 and 6M09, regardless of when the transfer of assets occurred.

Other asset-backed financing activities

in	6M10	6M09

Gains and cash flows (CHF million)

Net gain [1]	17	8

Proceeds from transfer of assets [2]	260	213

Purchases of previously transferred financial assets or its underlying collateral	(527)	(9)

Cash received on interests that continue to be held	712	514

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the other asset-backed financing activity. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the other asset-backed financing activity pricing date and the sale price of the loans. 2 Primarily home equity loans.

The Group does not retain material servicing responsibilities from securitizations or other asset-backed financing activities.
Continuing involvement in transferred financial assets
The Group may have continuing involvement in the financial assets that are transferred to an SPE, regardless of whether the transfer was accounted for as a sale or a secured borrowing, which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets. Beneficial interests, which are valued at fair value, include rights to receive all or portions of specified cash inflows received by an SPE, including, but not limited to, senior and subordinated shares of interest, principal, or other cash inflows to be “passed through” or “paid through,” premiums due to guarantors, CP obligations, and residual interests, whether in the form of debt or equity.

The Group’s exposure resulting from continuing involvement in transferred financial assets is generally limited to beneficial interests typically held by the Group in the form of instruments issued by SPEs that are senior, subordinated or residual tranches. These instruments are held by the Group typically in connection with underwriting or market-making activities and are included in trading assets in the consolidated balance sheets. Any changes in the fair value of these beneficial interests are recognized in the consolidated statements of operations.

Investors usually have recourse to the assets in the SPE and often benefit from other credit enhancements, such as collateral accounts, or from liquidity facilities, such as lines of credit or liquidity put option of asset purchase agreements. The SPE may also enter into a derivative contract in order to convert the yield or currency of the underlying assets to match the needs of the SPE investors, or to limit or change the credit risk of the SPE. The Group may be the provider of certain credit enhancements as well as the counterparty to any related derivative contact.

The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2Q10 and 4Q09, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	2Q10		4Q09	[1]

CHF million

CMBS
Principal amount outstanding	46,005	[2]	48,854	[2]

Total assets of SPE	69,164		71,477

RMBS
Principal amount outstanding	96,946	[2]	92,083	[2]

Total assets of SPE	103,766		99,119

ABS
Principal amount outstanding	4,938	[2]	7,244

Total assets of SPE	4,943		7,244

CDO
Principal amount outstanding	36,296	[2]	37,474	[2]

Total assets of SPE	36,351		37,952

Other asset-backed financing activities
Principal amount outstanding	10,840		12,261	[2]

Total assets of SPE	10,840		13,862

1 Amounts were previously presented separately as QSPEs and SPEs. The change in the presentation was a result of new guidance. 2 Principal amount outstanding relates to assets transferred from the Group and does not include principle amounts for assets transferred from third parties.

Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement are determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.

Key economic assumptions at the time of transfer
In January 2010, the FASB amended the disclosure requirements for the Group’s reporting of the fair value of beneficial interests retained at the time of transfer. Further, the beneficial interests are categorized according to their fair value hierarchy levels. As this requirement is not retroactive, comparable data is not presented for prior periods. For further information on fair value hierarchy, refer to Note 25 – Fair value of financial instruments – Fair value hierarchy.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

at time of transfer	CMBS	RMBS

CHF million, except where indicated

Fair value of beneficial interests	90	1,037

of which level 2	90	974

of which level 3	0	63

Weighted-average life, in years	6.4	10.2

Prepayment speed assumption (rate per annum), in % [1]	–	0.3-43.7

Cash flow discount rate (rate per annum), in % [2]	5.5-10.2	0.6-70.1

Expected credit losses (rate per annum), in %	3.2-8.0	0.0-71.5

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions as of the reporting date
The following tables provide the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2Q10 and 4Q09.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

end of 2Q10	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	332		1,869	49	1,169		2,238

of which non-investment grade	33		919	48	922		2,183

Weighted-average life, in years	3.8		6.3	4.6	3.2		3.9

Prepayment speed assumption (rate per annum), in % [3]	–		0.7-34.1	0.8-1.1	–		–

Impact on fair value from 10% adverse change	–		(44.3)	(0.1)	–		–

Impact on fair value from 20% adverse change	–		(87.8)	(0.1)	–		–

Cash flow discount rate (rate per annum), in % [4]	3.5-46.3		0.9-50.0	2.9-19.8	0.5-29.2		0.9-7.8

Impact on fair value from 10% adverse change	(13.2)		(75.3)	(0.5)	(2.2)		(7.5)

Impact on fair value from 20% adverse change	(25.6)		(142.3)	(0.9)	(4.3)		(13.6)

Expected credit losses (rate per annum), in %	2.9-45.7		2.4-49.2	1.5-18.7	3.2-27.6		5.2-13.5

Impact on fair value from 10% adverse change	(10.4)		(61.7)	(0.3)	(1.7)		(5.1)

Impact on fair value from 20% adverse change	(20.2)		(117.3)	(0.6)	(3.2)		(10.6)

end of 4Q09	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	1,216		1,831	93	1,230		2,636

of which non-investment grade	403		673	86	956		1,527

Weighted-average life, in years	2.7		5.0	4.3	3.7		3.9

Prepayment speed assumption (rate per annum), in % [3]	–		0.0-32.4	1.7-4.5	–		–

Impact on fair value from 10% adverse change	–		(31.9)	(0.3)	–		–

Impact on fair value from 20% adverse change	–		(66.0)	(0.5)	–		–

Cash flow discount rate (rate per annum), in % [4]	5.6-51.6		2.2-53.5	5.1-48.2	0.5-41.3		0.2-7.8

Impact on fair value from 10% adverse change	(24.2)		(48.3)	(0.8)	(2.1)		(6.1)

Impact on fair value from 20% adverse change	(46.6)		(91.6)	(1.5)	(4.0)		(11.7)

Expected credit losses (rate per annum), in %	3.3-48.1		3.3-49.5	3.4-47.5	1.0-39.3		0.5-9.7

Impact on fair value from 10% adverse change	(17.9)		(27.4)	(0.6)	(1.3)		(5.0)

Impact on fair value from 20% adverse change	(34.7)		(51.4)	(1.2)	(2.5)		(8.8)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate was based on the weighted-average yield on the beneficial interests.

These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

Secured borrowings
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2Q10 and 4Q09. For information on assets pledged or assigned, refer to Note 26 – Assets pledged or assigned.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

end of	2Q10	4Q09

CHF million

CMBS
Other assets	629	940

Liability to SPE, included in Other liabilities	(629)	(940)

RMBS
Other assets	115	296

Liability to SPE, included in Other liabilities	(115)	(296)

ABS
Trading assets	152	116

Other assets	1,137	1,137

Liability to SPE, included in Other liabilities	(1,289)	(1,253)

CDO
Trading assets	219	193

Other assets	287	195

Liability to SPE, included in Other liabilities	(506)	(388)

Other asset-backed financing activities
Trading assets	1,183	1,575

Other assets	72	15

Liability to SPE, included in Other liabilities	(1,255)	(1,590)

Variable interest entities
As a normal part of its business, the Group engages in various transactions that include entities that are considered VIEs and are broadly grouped into three primary categories: CDOs, CP conduits and financial intermediation. VIEs are SPEs that typically either lack sufficient equity to finance their activities without additional subordinated financial support or are structured such that the holders of the voting rights do not substantively participate in the gains and losses of the entity. VIEs may be sponsored by the Group, unrelated third parties or clients. Such entities are required to be assessed for consolidation, compelling the primary beneficiary to consolidate the VIE. As a result of the issuance of new guidance, the FASB changed the method of analyzing whether to consolidate the VIE. The model now requires an entity to determine whether it has the power to direct the activities that most significantly affect the economics of the VIE as well as whether the reporting entity has potentially significant benefits or losses in the VIE. This is in contrast to the previous consolidation model for VIEs, which only considered whether an entity absorbed the majority of the risk and/or rewards of the VIE. In addition, the primary beneficiary must be re-evaluated on an on-going basis, whereas previously reconsideration of the primary beneficiary was only required when specified reconsideration events occurred.

Consequently, the Group consolidated certain VIEs and former qualified SPEs with which it had involvement. The Group elected the fair value option upon transition for all of the financial assets and liabilities of the VIEs and former qualified SPEs. For further information on the fair value option, refer to Note 25 – Fair value of financial instruments.

Application of the requirements for consolidation of VIEs may require the exercise of significant management judgment. In the event consolidation of a VIE is required, the exposure to the Group is limited to that portion of the VIE’s assets attributable to any variable interest held by the Group prior to any risk management activities to hedge the Group’s net exposure. Any interests held in the VIE by third parties, even though consolidated by the Group, will not typically impact its results of operations.

Transactions with VIEs are generally executed to facilitate securitization activities or to meet specific client needs, such as providing liquidity or investing opportunities, and, as part of these activities, the Group may hold interests in the VIEs. Securitization-related transactions with VIEs involve selling or purchasing assets as well as possibly entering into related derivatives with those VIEs, providing liquidity, credit or other support. Other transactions with VIEs include derivative transactions in the Group’s capacity as the prime broker. The Group also enters into lending arrangements with VIEs for the purpose of financing projects or the acquisition of assets. Typically, the VIE’s assets are restricted in nature in that they are held primarily to satisfy the obligations of the entity. Further, the Group is involved with VIEs which were formed for the purpose of offering alternative investment solutions to clients. Such VIEs relate primarily to private equity investments, fund-linked vehicles or funds of funds, where the Group acts as structurer, manager, distributor, broker, market maker or liquidity provider.

As a consequence of these activities, the Group holds variable interests in VIEs. Such variable interests consist of financial instruments issued by VIEs and which are held by the Group, certain derivatives with VIEs or loans to VIEs. Guarantees issued by the Group to or on behalf of VIEs may also qualify as variable interests. For such guarantees, including derivatives that act as guarantees, the notional amount of the respective guarantees are provided to represent the exposure. In general, investors in consolidated VIEs do not have recourse to the Group in the event of a default, except where a guarantee was provided to the investors or where the Group is the counterparty to a derivative transaction involving VIEs.

The amounts shown as total assets of consolidated and non-consolidated VIEs for which the Group has involvement represent the total assets of the VIEs even though the Group’s involvement may be significantly less due to interests held by third-party investors. The asset balances for non-consolidated VIEs where the Group has significant involvement represent the most current information available to the Group regarding the remaining principal balance of assets owned. In most cases, the asset balances represent an amortized cost basis without regards to impairments in fair value, unless fair value information is readily available.

The Group’s maximum exposure to loss is different from the carrying value of the assets of the VIE. This maximum exposure to loss consists of the carrying value of the Group variable interests held as trading assets, derivatives and loans and the notional amount of guarantees to VIEs, rather than the amount of total assets of the VIEs. The maximum exposure to loss does not reflect the Group’s risk management activities, including effects from financial instruments that the Group may utilize to economically hedge the risks inherent in these VIEs. The economic risks associated with VIE exposures held by the Group, together with all relevant risk mitigation initiatives, are included in the Group’s risk management framework.

Except as described below, the Group has not provided financial or other support to consolidated or non-consolidated VIEs that it was not contractually required to provide.
Collateralized debt obligations
The Group engages in CDO transactions to meet client and investor needs, earn fees and sell financial assets. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction. As part of its structured finance business, the Group purchases loans and other debt obligations from and on behalf of clients for the purpose of securitization. The loans and other debt obligations are sold to VIEs, which in turn issue CDOs to fund the purchase of assets such as investment grade and high yield corporate debt instruments.

Typically, the collateral manager in a managed CDO is deemed to be the entity that has the power to direct the activities that most affect the economics of the entity. In a static CDO this “power” role is more difficult to analyze and may be the sponsor of the entity or the CDS counterparty.

CDOs provide credit risk exposure to a portfolio of ABS (cash CDOs) or a reference portfolio of securities (synthetic CDOs). Cash CDO transactions hold actual securities whereas synthetic CDO transactions use CDS to exchange the underlying credit risk instead of using cash assets. The Group may also act as a derivative counterparty to the VIEs, which are typically not variable interests, and may invest in portions of the notes or equity issued by the VIEs. The CDO entities may have actively managed portfolios or static portfolios.

The securities issued by these VIEs are payable solely from the cash flows of the related collateral, and third-party creditors of these VIEs do not have recourse to the Group in the event of default.
The Group’s exposure in CDO transactions is typically limited to interests retained in connection with its underwriting or market-making activities. Unless the Group has been deemed to have “power” over the entity and these interests are potentially significant, the Group is not the primary beneficiary of the vehicle and does not consolidate the entity, The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.

Commercial paper conduit
The Group continues to act as the administrator and provider of liquidity and credit enhancement facilities for one asset-backed CP conduit, Alpine, a client-focused multi-seller conduit vehicle. Alpine publishes portfolio and asset data and submits its portfolio to a rating agency for public ratings based on the cash flows of the portfolio taken as a whole. This CP conduit purchases assets, primarily loans and receivables, from clients and finances such purchases through the issuance of CP backed by these assets. For an asset to qualify for acquisition by the CP conduit, it must be rated at least investment grade after giving effect to the related asset-specific credit enhancement primarily provided by the client seller of the asset. The clients provide credit support to investors of the CP conduit in the form of over-collateralization and other asset-specific enhancements. Further, an unaffiliated investor retains a limited first-loss position in Alpine’s entire portfolio. The Group does not have any ownership interest in Alpine. However, the Group, as administrator and liquidity and credit enhancement facilities provider, has significant exposure and power over the activities of Alpine. Effective January 1, 2010, the Group was deemed the primary beneficiary of Alpine and consolidated it in accordance with the new guidance. For further information, refer to Note 1 – Summary of significant accounting policies.

The overall average maturity of the conduit’s outstanding CP was approximately 14 days as of 2Q10 and 4Q09. As of 2Q10 and 4Q09, Alpine had the highest short-term ratings from Fitch, Moody’s and Dominion Bond Rating Service and was rated A-1 by Standard & Poors. The majority of Alpine’s purchased assets were highly rated loans or receivables in the consumer sector, including auto loans or leases, credit card receivables and student loans. As of 2Q10 and 4Q09, those assets had an average rating of AA, based on the lowest of each asset’s external or internal rating, and an average maturity of 3.7 years and 3.6 years as of 2Q10 and 4Q09, respectively.

The Group’s commitment to this CP conduit consists of obligations under liquidity agreements and a program-wide credit enhancement agreement. The liquidity agreements are asset-specific arrangements, which require the Group to purchase assets from the CP conduit in certain circumstances, including a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or, in some cases, a default of an underlying asset. The Group may, at its discretion, purchase assets that fall below investment grade in order to support the CP conduit. In both circumstances, the asset-specific credit enhancements provided by the client seller of the assets and the first-loss investor’s respective exposures to those assets remain unchanged. In entering into such agreements, the Group reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit. The program-wide credit enhancement agreement with the CP conduit would absorb potential defaults of the assets, but is senior to the credit protection provided by the client seller of assets and the first-loss investor.

The Group believes that the likelihood of incurring a loss equal to the maximum exposure is remote because the assets held by the CP conduit, after giving effect to related asset-specific credit enhancement primarily provided by the clients, are classified as investment grade. The Group’s economic risks associated with the purchased assets of the CP conduit are included in the Group’s risk management framework including counterparty, economic capital and scenario analysis.

Financial intermediation
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.
The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts, including, but not limited to, economic hedging strategies and collateral arrangements. The Group’s economic risks associated with consolidated and non-consolidated VIE exposures arising from financial intermediation, together with all relevant risk mitigation initiatives, are included in the Group’s risk management framework.

Financial intermediation consists of securitizations, funds, loans and other vehicles.
Securitizations
Securitizations are primarily CMBS, RMBS and ABS vehicles. The Group acts as an underwriter, market maker, liquidity provider, derivative counterparty and/or provider of credit enhancements to VIEs related to certain securitization transactions. In addition, the Group has exposure to third-party securitization VIEs as a result of certain securities purchased from its money market funds.

The maximum exposure to loss is the carrying value of the loan securities and derivative positions that are variable interests, if any, plus the exposure arising from any credit enhancements the Group provided. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.

Typically, the servicer of the assets in the VIE will be deemed to have the power that most significantly affects the economics of the entity. When a servicer or its related party also has an economic interest that has the potential to absorb a significant portion of the gains and/or losses, it will be deemed the primary beneficiary and consolidate the vehicle. The Group typically consolidates securitization vehicles when it is the servicer and has holdings stemming from its role as underwriter. Short-term market making holdings in vehicles are not typically considered to be potentially significant for the purposes of this assessment.

Funds
Funds include investment structures such as mutual funds, funds of funds, private equity funds and fund-linked products where the investors’ interest is typically in the form of debt rather than equity, thereby making them VIEs. The Group may have various relationships with such VIEs in the form of structurer, investment advisor, investment manager, administrator, custodian, underwriter, placement agent, market maker and/or as prime broker. These activities include the use of VIEs in structuring fund-linked products, hedge funds of funds or private equity investments to provide clients with investment opportunities in alternative investments. In such transactions, a VIE holds underlying investments and issues securities that provide the investors with a return based on the performance of those investments.

The maximum exposure to loss consists of the fair value of instruments issued by such structures that are held by the Group as a result of underwriting or market-making activities, financing provided to the vehicles and the Group’s exposure resulting from principal protection and redemptions features. The investors typically retain the risk of loss on such transactions, but for certain fund types, the Group may provide principal protection on the securities to limit the investors’ exposure to downside market risk. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risk of the VIEs.

Funds have been deferred from the application of the recent FASB guidance. Rather than the revised consolidation model which incorporated power and the potential to absorb significant risk and rewards, the previous consolidation model was used which resulted in the Group being the primary beneficiary and consolidating the funds if it held more than 50% of their outstanding issuances.

The Group repositioned certain of its money market funds by purchasing securities from those funds with the intent to eliminate structured investment vehicle, ABS, CDO and US subprime exposure. The securities transactions were executed in order to address liquidity concerns caused by the US market’s challenging conditions. The Group had no legal obligation to purchase these securities.

As of the end of 2Q10 and 4Q09, the fair value of its balance sheet exposure was zero and CHF 260 million, respectively. Net gains on securities purchased from the Group’s money market funds were CHF 143 million and CHF 20 million in 6M10 and 6M09, respectively.

Loans
Loans are single-financing vehicles where the Group provides financing for specified assets or business ventures and the respective owner of the assets or manager of the businesses provides the equity in the vehicle. These tailored lending arrangements are established to purchase, lease or otherwise finance and manage clients’ assets.

The maximum exposure to loss is the carrying value of the Group’s loan exposure, which is subject to the same credit risk management procedures as loans issued directly to clients. The clients’ creditworthiness is carefully reviewed, loan-to-value ratios are strictly set and, in addition, clients provide equity, additional collateral or guarantees, all of which significantly reduce the Group’s exposure. The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts which includes over-collateralization and effective monitoring to ensure that a sufficient loan-to-value ratio is maintained.

The third-party sponsor of the VIE will typically have control over the assets during the life structure and have the potential to absorb significant gains and losses; The Group is typically not the primary beneficiary of these structures and will not have to consolidate them. However, a change in the structure, such as a default of the sponsor, may result in the Group gaining control over the assets. If the Group’s lending is significant, it may then be required to consolidate the entity.

Other
Other includes additional vehicles where the Group provides financing and trust preferred issuance vehicles. Trust preferred issuance vehicles are utilized to assist the Group in raising capital efficient financing. The VIE issues preference shares which are guaranteed by the Group and uses the proceeds to purchase the debt of the Group. The Group’s guarantee of its own debt is not considered a variable interest and, as it has no holdings in these vehicles, the Group has no maximum exposure to loss. In the non-consolidated VIEs table, only the total assets of trust preferred issuance vehicles are disclosed, as the Group has no variable interests with these entities.

Consolidated VIEs
The Group has significant involvement with VIEs in its role as a financial intermediation on behalf of clients. The Group consolidated all VIEs related to financial intermediation for which it was the primary beneficiary. As a result of the issuance of new guidance, certain entities in which the Group holds a majority of the voting rights are now being included in the disclosure as of 2010, primarily in the funds category. These entities were previously consolidated but were excluded from the scope of the table under previous guidance.

The consolidated VIEs tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 2Q10 and 4Q09.
Consolidated VIEs in which the Group was the primary beneficiary

			Financial intermediation

end of 2Q10	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,129	32	92	109	168	478	2,008

Interest-bearing deposits with banks	0	0	0	0	0	289	289

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0	0	0	1,330	1,330

Trading assets	1,486	352	5	3,597	737	335	6,512

Investment securities	0	422	0	0	0	0	422

Other investments	0	0	0	39	2,161	626	2,826

Net loans	0	2,920	1,795	0	59	1,148	5,922

Premises and equipment	0	0	0	0	40	17	57

Other assets [1]	8,553	1,374	8,115	21	1,597	290	19,950

Total assets of consolidated VIEs	11,168	5,100	10,007	3,766	4,762	4,513	39,316

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	34	34

Trading liabilities	34	0	0	346	0	3	383

Short-term borrowings	0	4,114	0	238	0	0	4,352

Long-term debt	10,830	27	10,273	309	225	254	21,918

Other liabilities	82	9	762	29	418	303	1,603

Total liabilities of consolidated VIEs	10,946	4,150	11,035	922	643	594	28,290

Total assets of consolidated VIEs increased CHF 30.5 billion, from CHF 8.8 billion as of 4Q09 to CHF 39.3 billion as of 2Q10. A significant portion of the increase was due to the adoption of ASU 2009-17 as of January 1, 2010, including an incremental increase to the Group's consolidated balance sheet from the adoption of ASU 2009-17 of CHF 15.0 billion and an increase in total assets of consolidated VIEs of CHF 12.9 billion of variable interest assets previously recognized on the Group's balance sheet as of the end of 4Q09 that are now recognized as assets of consolidated VIEs. Additionally, the increase includes CHF 2.6 billion of assets from 6M10 activity and certain previously consolidated VIEs that were not required to be included in this disclosure prior to the adoption of ASU 2009-17.
1 The majority relates to loans held-for-sale.

Consolidated VIEs in which the Group was the primary beneficiary (continued)

end of 4Q09	CDO	Financial inter- mediation	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	9	515	524

Trading assets	473	2,750	3,223

Other investments	0	3,330	3,330

Net loans	0	157	157

Other assets	1	1,598	1,599

Total assets of consolidated VIEs	483	8,350	8,833

of which structured investment products	–	1,622	1,622

Liabilities of consolidated VIEs (CHF million)

Trading liabilities	0	466	466

Short-term borrowings	15	0	15

Long-term debt	193	1,717	1,910

Other liabilities	6	520	526

Total liabilities of consolidated VIEs	214	2,703	2,917

Non-consolidated VIEs
The non-consolidated VIEs tables provide the carrying amounts and classification of the assets and liabilities of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.

Maximum exposure to loss represents the variable interests of non-consolidated VIEs that are recorded by the Group (for example, direct holdings in vehicles, loans and other receivables), as well as notional amounts of guarantees and off-balance sheet commitments which are variable interests that have been extended to non-consolidated VIEs. Such amounts, particularly notional amounts of derivatives and guarantees, do not represent the anticipated losses in connection with these transactions as they do not take into consideration the effect of collateral, recoveries or the probability of loss. In addition, they exclude the effect of offsetting financial instruments that are held to mitigate these risks and have not been reduced by unrealized losses previously recorded by the Group in connection with guarantees or derivatives.

Non-consolidated VIE assets are related to the non-consolidated VIEs with whom the Group has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Group has with the entity and thus are not amounts that are considered for risk management purposes.

Certain involvement with VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.

In December 2009, the FASB issued ASU 2009-17, changing how a reporting entity determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated, but did not require retrospective application. The disclosure for 4Q09 has not been restated to reflect the expanded scope of entities now subject to consolidation, primarily relating to qualified SPEs, and therefore is not comparable to the 2Q10 disclosure.

Non-consolidated VIEs

		Financial intermediation

end of 2Q10	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	760	3,378	1,520	828	1,016	7,502

Net loans	707	184	2,021	6,549	2,132	11,593

Other assets	0	0	166	0	83	249

Total variable interest assets	1,467	3,562	3,707	7,377	3,231	19,344

Maximum exposure to loss (CHF million)

Maximum exposure to loss	1,601	7,746	3,958	8,004	3,709	25,018

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	13,957	110,735	68,086	27,374	21,138	241,290

			Financial intermediation

end of 4Q09	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	789	659	1,132	2,400	1,168	715	6,863

Net loans	694	12,255	3,651	2,148	4,401	537	23,686

Other assets	0	4	0	207	0	1	212

Total variable interest assets	1,483	12,918	4,783	4,755	5,569	1,253	30,761

Maximum exposure to loss (CHF million)

Maximum exposure to loss	1,678	13,138	8,925	4,812	6,394	1,517	36,464

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	20,150	5,098	37,015	50,593	24,638	13,157	150,651

Fair value of financial instruments	6 Months Ended
Jun. 30, 2010
Fair value of financial instruments
Fair value of financial instruments
Note 25 Fair value of financial instruments
The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain OTC derivative instruments and most listed equity securities.

In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. Further deterioration of financial markets could significantly impact the value of these financial instruments and the results of operations. For these instruments, the determination of fair value requires subjective assessment and varying degrees of judgment, depending on liquidity, concentration, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, most mortgage-related and CDO securities, certain equity derivatives and equity-linked securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high-grade bonds, and life insurance instruments.

The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as credit valuation adjustments or CVA) is considered when measuring the fair value of assets and the impact of changes in the Group’s own credit spreads (known as debit valuation adjustments or DVA) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.

The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in the Investment Banking and Asset Management segments. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which we are economically hedged, we have elected the fair value option. Likewise, where we manage an activity on a fair value basis but previously have been unable to achieve fair value accounting, we have utilized the fair value option to align our risk management reporting to our financial accounting.

In April 2009, the FASB amended and expanded the disclosure requirements for the Group’s reporting of assets and liabilities measured at fair value on a recurring basis for level 3 for June 30, 2009, but did not require retrospective application.

Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

– Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.

Assets and liabilities measured at fair value on a recurring basis

end of 2Q10	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	289	0	0		289

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	151,542	1,583	0		153,125

Debt	367	6,489	0	0		6,856

of which corporates	0	6,087	0	0		6,087

Equity	36,019	13	0	0		36,032

Securities received as collateral	36,386	6,502	0	0		42,888

Debt	90,434	62,542	10,596	0		163,572

of which foreign governments	71,018	9,536	195	0		80,749

of which corporates	60	36,498	3,976	0		40,534

of which RMBS	18,311	9,741	2,809	0		30,861

of which CMBS	0	2,259	1,871	0		4,130

of which CDO	0	3,921	1,211	0		5,132

Equity	78,662	12,956	585	0		92,203

Derivatives	10,709	878,881	10,647	(824,451)		75,786

of which interest rate products	3,524	667,926	2,136	–		–

of which foreign exchange products	1	89,566	781	–		–

of which equity/index-related products	6,414	35,425	3,223	–		–

of which credit derivatives	0	61,589	3,123	–		–

Other	6,877	9,346	2,309	0		18,532

Trading assets	186,682	963,725	24,137	(824,451)		350,093

Debt	7,309	1,567	443	0		9,319

of which foreign governments	6,986	271	20	0		7,277

of which corporates	0	1,027	0	0		1,027

of which CDO	0	267	424	0		691

Equity	5	93	0	0		98

Investment securities	7,314	1,660	443	0		9,417

Private equity	0	0	5,201	0		5,201

of which equity funds	0	0	4,056	0		4,056

Hedge funds	0	922	250	0		1,172

of which debt funds	0	542	116	0		658

Other equity investments	1,341	125	6,982	0		8,448

of which private	0	40	6,977	0		7,017

Life finance instruments	0	0	2,234	0		2,234

Other investments	1,341	1,047	14,667	0		17,055

Loans	0	11,007	12,212	0		23,219

of which commercial and industrial loans	0	6,134	7,050	0		13,184

of which financial institutions	0	4,658	4,475	0		9,133

Other intangible assets (mortgage servicing rights)	0	0	90	0		90

Other assets	2,916	25,549	15,912	(225)		44,152

of which loans held-for-sale	0	12,395	15,480	0		27,875

Total assets at fair value	234,639	1,161,321	69,044	(824,676)		640,328

Less other investments - equity at fair value attributable to noncontrolling interests	(1,116)	(158)	(7,384)	0		(8,658)

Less assets consolidated under ASU 2009-17 [2]	0	(10,929)	(13,250)	0		(24,179)

Assets at fair value attributable to shareholders	233,523	1,150,234	48,410	(824,676)		607,491

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements. 2 Assets of consolidated VIEs which the Group does not consolidate under Basel II.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2Q10	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,869	0	0		3,869

Customer deposits	0	3,656	0	0		3,656

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	130,279	0	0		130,279

Debt	367	6,489	0	0		6,856

of which corporates	0	6,087	0	0		6,087

Equity	36,019	13	0	0		36,032

Obligations to return securities received as collateral	36,386	6,502	0	0		42,888

Debt	52,295	10,747	115	0		63,157

of which foreign governments	52,208	1,051	0	0		53,259

of which corporates	1	9,166	115	0		9,282

Equity	19,791	759	79	0		20,629

Derivatives	10,788	878,877	9,071	(818,085)		80,651

of which interest rate products	3,497	661,389	1,901	–		–

of which foreign exchange products	1	99,890	1,909	–		–

of which equity/index-related products	6,615	35,592	2,934	–		–

of which credit derivatives	0	58,057	1,114	–		–

Trading liabilities	82,874	890,383	9,265	(818,085)		164,437

Short-term borrowings	0	3,016	288	0		3,304

Long-term debt	0	68,301	23,831	0		92,132

of which treasury debt over two years	0	25,037	0	0		25,037

of which structured notes over two years	0	15,868	12,448	0		28,316

of which nonrecourse liabilities	0	10,876	10,665	0		21,541

Other liabilities	0	26,267	4,394	(643)		30,018

of which failed sales	0	2,993	2,387	0		5,380

Total liabilities at fair value	119,260	1,132,273	37,778	(818,728)		470,583

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 4Q09	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	126,789	1,514	0		128,303

Debt	3,931	713	0	0		4,644

of which corporates	3,408	681	0	0		4,089

Equity	32,872	0	0	0		32,872

Securities received as collateral	36,803	713	0	0		37,516

Debt	93,078	54,357	11,980	0		159,415

of which foreign governments	60,439	10,721	39	0		71,199

of which corporates	3,585	32,094	4,816	0		40,495

of which RMBS	27,496	7,449	3,626	0		38,571

of which CMBS	0	1,119	2,461	0		3,580

Equity	86,329	13,714	488	0		100,531

Derivatives	6,474	693,368	11,192	(655,903)		55,131

of which credit derivatives	0	63,864	4,339	–		–

Other	6,337	8,514	2,310	0		17,161

Trading assets	192,218	769,953	25,970	(655,903)		332,238

Debt	9,967	633	86	0		10,686

of which foreign governments	8,712	262	19	0		8,993

Equity	5	102	0	0		107

Investment securities	9,972	735	86	0		10,793

Private equity	0	35	4,538	0		4,573

of which equity funds	0	35	3,547	0		3,582

Hedge funds	0	1,179	475	0		1,654

of which debt funds	0	624	209	0		833

Other equity investments	1,538	4,121	7,192	0		12,851

of which private	0	3,902	7,190	0		11,092

Life finance instruments	0	0	2,048	0		2,048

Other investments	1,538	5,335	14,253	0		21,126

Loans	0	25,167	11,079	0		36,246

Other intangible assets (mortgage servicing rights)	0	0	30	0		30

Other assets	5,772	16,633	6,744	(24)		29,125

Total assets at fair value	246,303	945,325	59,676	(655,927)		595,377

Less other investments - equity at fair value attributable to noncontrolling interests	(1,297)	(331)	(7,011)	0		(8,639)

Assets at fair value attributable to shareholders	245,006	944,994	52,665	(655,927)		586,738

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 4Q09	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	4,695	0	0		4,695

Customer deposits	0	2,676	0	0		2,676

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	121,930	206	0		122,136

Debt	3,931	713	0	0		4,644

of which corporates	3,408	681	0	0		4,089

Equity	32,872	0	0	0		32,872

Obligation to return securities received as collateral	36,803	713	0	0		37,516

Debt	48,719	9,692	93	0		58,504

of which foreign governments	48,665	2,534	0	0		51,199

of which corporates	19	7,011	93	0		7,123

Equity	17,908	503	31	0		18,442

Derivatives	6,058	691,049	11,827	(652,399)		56,535

of which credit derivatives	0	59,869	1,996	–		–

Trading liabilities	72,685	701,244	11,951	(652,399)		133,481

Short-term borrowings	0	3,219	164	0		3,383

Long-term debt	0	57,867	16,646	0		74,513

Other liabilities	246	26,253	3,995	(105)		30,389

Total liabilities at fair value	109,734	918,597	32,962	(652,504)		408,789

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

Transfers between level 1 and level 2 during 6M10 were not significant.
Assets and liabilities measured at fair value on a recurring basis for level 3

						Trading revenues			Other revenues

6M10	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	[1]	On transfers in / out	[2]	On all other	On transfers in / out	[2]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,514	0	0	0		0		(1)	0		0	70	1,583

Debt	11,980	1,463	(1,540)	(2,605)		88		618	0		(1)	593	10,596

of which corporates	4,816	481	(359)	(1,183)		52		(98)	0		(1)	268	3,976

of which RMBS	3,626	548	(731)	(1,229)		22		407	0		0	166	2,809

of which CMBS	2,461	117	(135)	(669)		12		(37)	0		0	122	1,871

of which CDO	559	307	(304)	237		2		398	0		0	12	1,211

Equity	488	34	(90)	115		1		18	0		0	19	585

Derivatives	11,192	874	(1,151)	(1,002)		41		182	0		0	511	10,647

of which interest rate products	1,529	173	(150)	296		52		169	0		0	67	2,136

of which equity/index-related products	3,298	152	(282)	(724)		63		565	0		0	151	3,223

of which credit derivatives	4,339	489	(582)	(377)		(70)		(876)	0		0	200	3,123

Other	2,310	370	(601)	74		(1)		52	0		0	105	2,309

Trading assets	25,970	2,741	(3,382)	(3,418)		129		870	0		(1)	1,228	24,137

Investment securities	86	0	0	356		0		4	0		0	(3)	443

Equity	12,205	143	(350)	(266)		0		3	29		180	489	12,433

Life finance instruments	2,048	0	0	(38)		0		130	0		0	94	2,234

Other investments	14,253	143	(350)	(304)		0		133	29		180	583	14,667

Loans	11,079	835	(312)	155		7		(42)	0		9	481	12,212

of which commercial and industrial loans	8,346	251	(113)	(1,537)		3		(275)	0		9	366	7,050

of which financial institutions	2,454	180	(95)	1,598		4		231	0		0	103	4,475

Other intangible assets	30	0	0	87		0		0	0		(28)	1	90

Other assets	6,744	1,484	(1,309)	7,772		31		899	0		18	273	15,912

of which loans held-for-sale	6,220	1,457	(1,287)	7,857		31		931	0		21	250	15,480

Total assets at fair value	59,676	5,203	(5,353)	4,648		167		1,863	29		178	2,633	69,044

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	206	0	0	(217)		0		0	0		0	11	0

Trading liabilities	11,951	909	(1,498)	(2,359)		234		(529)	0		0	557	9,265

of which interest rate derivatives	1,786	128	(142)	(210)		(16)		274	0		0	81	1,901

of which foreign exchange derivatives	2,936	59	(15)	(1,126)		(1)		(84)	0		0	140	1,909

of which equity/index-related derivatives	3,635	253	(468)	(478)		185		(363)	0		0	170	2,934

of which credit derivatives	1,996	444	(567)	(351)		36		(540)	0		0	96	1,114

Short-term borrowings	164	12	(14)	160		0		(40)	0		0	6	288

Long-term debt	16,646	1,532	(2,156)	6,513		(256)		799	0		0	753	23,831

of which structured notes over two years	14,781	1,086	(1,996)	(1,231)		(126)		(756)	0		0	690	12,448

of which nonrecourse liabilities	0	350	(16)	8,928		(126)		1,558	0		0	(29)	10,665

Other liabilities	3,995	145	(67)	508		(4)		(403)	0		46	174	4,394

of which failed sales	1,932	106	(28)	668		(4)		(373)	0		0	86	2,387

Total liabilities at fair value	32,962	2,598	(3,735)	4,605		(26)		(173)	0		46	1,501	37,778

Net assets/liabilities at fair value	26,714	2,605	(1,618)	43		193		2,036	29		132	1,132	31,266

1 Includes CHF 10.1 billion of level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010. For further information, refer to Note 1 – Summary of significant accounting policies. 2 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)

					Trading revenues			Other revenues

6M09	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	On transfers in	On transfers out	On all other	On transfers in	On transfers out	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Debt	19,860	1,256	(2,101)	(6,233)	29	545	(902)	0	0	(6)	748	13,196

Equity	2,187	1,190	(215)	(1,345)	(150)	(3)	(208)	0	0	(2)	134	1,588

Derivatives	24,792	4,090	(5,533)	(10,511)	(1,173)	1,079	1,372	0	0	0	1,069	15,185

Other	4,254	67	(409)	(972)	0	83	429	0	0	(14)	186	3,624

Trading assets	51,093	6,603	(8,258)	(19,061)	(1,294)	1,704	691	0	0	(22)	2,137	33,593

Debt	0	0	0	243	0	0	2	0	0	0	(8)	237

of which foreign government	0	0	0	116	0	0	1	0	0	0	3	120

Equity	0	0	0	133	0	0	1	0	0	0	15	149

Investment securities	0	0	0	376	0	0	3	0	0	0	7	386

Equity	16,933	353	(62)	616	1	0	56	(51)	16	(2,293)	605	16,174

Other	1,942	10	(2)	408	1	0	(220)	0	0	0	50	2,189

Other investments	18,875	363	(64)	1,024	2	0	(164)	(51)	16	(2,293)	655	18,363

Loans	14,309	627	(1,032)	(3,230)	15	(60)	664	0	0	0	594	11,887

Other intangible assets	113	0	0	(22)	0	0	0	0	0	(35)	5	61

Other assets	13,645	652	(1,423)	(2,358)	(134)	207	(939)	0	0	0	471	10,121

Total assets at fair value	98,035	8,245	(10,777)	(23,271)	(1,411)	1,851	255	(51)	16	(2,350)	3,869	74,411

Liabilities (CHF million)

Due to banks	3	0	0	(3)	0	0	0	0	0	0	0	0

Debt	91	94	(13)	(50)	3	2	1	0	0	0	1	129

Equity	34	109	(4)	3	7	(1)	7	0	0	0	(2)	153

Derivatives	23,454	3,576	(6,539)	(5,135)	(880)	944	(2,427)	0	0	0	970	13,963

Other	10	0	0	23	0	0	(33)	0	0	0	0	0

Trading liabilities	23,589	3,779	(6,556)	(5,159)	(870)	945	(2,452)	0	0	0	969	14,245

Short-term borrowings	350	402	(3)	(484)	(4)	(2)	92	0	0	0	25	376

Long-term debt	23,853	1,265	(2,639)	(3,540)	128	126	(280)	0	0	0	918	19,831

Other liabilities	3,251	801	(299)	55	6	(11)	(216)	135	0	(33)	93	3,782

Total liabilities at fair value	51,046	6,247	(9,497)	(9,131)	(740)	1,058	(2,856)	135	0	(33)	2,005	38,234

Net assets/liabilities at fair value	46,989	1,998	(1,280)	(14,140)	(671)	793	3,111	(186)	16	(2,317)	1,864	36,177

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	6M10				6M09

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	2,229	161	2,390	[1]	3,233	(2,487)	746	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	1,897	50	1,947		(4,014)	(2,500)	(6,514)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.

The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.

Transfers in and out of level 3
Transfers from level 3 assets to level 2 during the quarter of CHF 2.8 billion were mostly offset by transfers from level 2 to level 3 of CHF 2.7 billion, resulting in a net quarterly transfer to level 2 of CHF 0.1 billion. The transfers between levels were driven by the availability of broker quotes in the market for credit, CDO and ABS products and increased observability in derivatives as products neared maturity.

Nonrecurring fair value changes
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment.

Nonrecurring fair value changes

end of	2Q10	4Q09

Loans recorded at fair value on a nonrecurring basis (CHF billion)

Loans recorded at fair value on a nonrecurring basis	0.7	1.1

of which level 2	0.1	0.1

of which level 3	0.6	1.0

Qualitative disclosures of valuation techniques
Money market instruments
Traded money market instruments include instruments such as bankers’ acceptances, certificates of deposit, CP, book claims, treasury bills and other rights, which are held for trading purposes. Valuations of money market instruments are generally based on observable inputs.

Securities purchased under resale agreements and securities sold under repurchase agreements
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivatives. If the value of the embedded derivative is determined using significant unobservable parameters, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy.

Securities purchased under resale agreements are usually fully collateralized or over collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.

Debt securities
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. For those securities where the price or model inputs are observable in the market they are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable they are categorized as level 3.

Corporate bonds
Corporate bonds are priced to reflect current market levels either through recent market transactions or to broker or dealer quotes.
Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity) or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads.

CMBS, RMBS and ABS/CDO structures
Values of RMBS, CMBS and other ABS may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Values of RMBS, CMBS and other ABS for which there are no significant observable inputs are valued using benchmarks to similar transactions or indices and other valuation models.

For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on management’s own assumptions about how market participants would price the asset.

Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.

Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 equities include fund-linked products, convertible bonds or equity securities with restrictions and therefore are not traded in active markets.

Fund-linked products
Fund-linked products consist of investments in third-party hedge funds and funds of funds. The method of measuring fair value for these investments is the same as those described for other investments below.

Convertible bonds
Convertible bonds are generally valued using observable pricing sources. For a small minority of convertible bonds, no observable prices are available, and valuation is determined using internal and external models, for which the key inputs include stock prices, dividend rates, credit spreads (corporate and sovereign), yield curves, foreign exchange rates, prepayment rates and borrowing costs, and single stock and equity market volatility.

Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives.
The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. Some observable exchange prices may not be considered executable at the reporting date and may have been adjusted for liquidity concerns. For those instruments where liquidity adjustments have been made to the exchange price, such as long-dated option contracts, the instrument has been included in level 2 of the fair value hierarchy.

The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument.

The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Examples of such specific unobservable inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions.

Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made.

OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of value is derived from unobservable inputs are categorized as level 3.

Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to basis swap spreads, constant maturity convexity adjustments, constant maturity treasury spreads, inflation-index correlations, inflation seasonality, single and quanto interest rate correlations, cross asset correlations, mean reversion, serial correlation and conditional prepayment rate assumptions.

Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to foreign exchange rate correlations, quanto cross asset correlations and volatility skew assumptions.

Equity derivatives
Equity derivatives include vanilla options and swaps in addition to different types of exotic options. Inputs for equity derivatives can include borrowing costs, dividend curves, equity to equity correlations, equity to foreign exchange rate correlations, single name and index volatility, fund gap risk, fund volatility, interest rate to equity correlation and yield curve.

Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spreads and recovery rates.

Complex structured credit derivatives are valued using proprietary models requiring inputs such as credit spreads, recovery rates, credit volatilities, default correlations, cash/synthetic basis spreads and prepayment rate. These input parameters are generally implied from available market observable data.

Commodity derivatives
Commodity derivatives include forwards, vanilla and exotic options, swaps, swaptions, and structured transactions. Vanilla products are generally valued using industry standard models, while more complex products may use proprietary models. Commodity derivative model inputs include cross commodity correlation, FX-commodity correlation, commodity forward rate curves, spot prices, commodity volatility and the yield curve. Inputs can be validated from executed trades, broker and consensus data. In other cases, historic relationships may be used to estimate model inputs.

Other trading assets
Other trading assets include cash and synthetic life finance instruments. Cash instruments include SPIA, premium finance, and life settlement contracts at fair value, whereas synthetic instruments include longevity swaps, options and notes.

These instruments are valued using proprietary models using several inputs however; central to the calculation of fair value for life finance instruments is the estimate of mortality rates. Individual mortality rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual specific multipliers are determined based on data from third-party life expectancy data providers, which examine insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate. In addition to mortality rates, discount rates and credit spreads are also inputs into the valuation of life finance instruments.

Due to the limited observability in the market of mortality rates the vast majority of life finance instruments are categorized as level 3 instruments.
Other investments
Other investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.

Direct investments in third-party hedge funds, private equity and funds of funds are measured at fair value based on their published NAVs. Most of these investments are classified in level 3 of the fair value hierarchy, as there are restrictions imposed upon the redemption of the funds at their NAV in the near term. In some cases, NAVs may be adjusted where there exists sufficient evidence that the NAV published by the investment manager is not current with observed market movements or there exists other circumstances that would require an adjustment to the published NAV. Significant management judgment is involved in making any adjustments to the published NAVs.

Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in nonmarketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant management judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.

Loans
The Group’s loan portfolio measured at fair value includes commercial loans, residential loans, corporate loans, leveraged financed loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.

Both the funded and unfunded CDS pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan.

The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP is determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available.

Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt.
The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the firms’ stand-alone derivatives as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns.

Vanilla debt is fair valued to the new issue market using risk-free yield curves for similar maturities and the Group’s own credit spread.
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments

	2Q10			4Q09

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-performing loans	44	103	(59)	168	273	(105)

Non-interest-earning loans	988	2,946	(1,958)	1,519	3,763	(2,244)

Financial instruments (CHF million)

Interest-bearing deposits with banks	289	288	1	0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,125	152,260	865	128,303	127,575	728

Loans	23,219	23,815	(596)	36,246	33,672	2,574

Other assets	28,472	46,101	(17,629)	11,991	23,441	(11,450)

Due to banks and customer deposits	(1,318)	(1,310)	(8)	(1,868)	(1,870)	2

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(130,279)	(130,075)	(204)	(122,136)	(122,053)	(83)

Short-term borrowings	(3,304)	(3,512)	208	(3,383)	(3,439)	56

Long-term debt	(92,132)	(104,552)	12,420	(74,513)	(75,767)	1,254

Other liabilities	(5,379)	(8,106)	2,727	(6,197)	(8,531)	2,334

Gains and losses on financial instruments

	6M10		6M09

in	Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Interest-bearing deposits with banks	10	[1]	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	998	[1]	775	[1]

Other trading assets	68	[2]	131	[2]

Other investments	(176)	[3]	610	[3]

of which related to credit risk	(18)		(12)

Loans	(513)	[2]	4,677	[2]

of which related to credit risk	453		3,531

Other assets	1,755	[1]	(549)	[2]

of which related to credit risk	(50)		(1,030)

Due to banks and customer deposits	(12)	[2]	(20)	[1]

of which related to credit risk	0		(9)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	30	[2]	(483)	[1]

Short-term borrowings	109	[2]	(205)	[2]

of which related to credit risk [4]	0		(32)

Long-term debt	1,954	[2]	(3,833)	[2]

of which related to credit risk [4]	1,086		(2,350)

Other liabilities	46	[3]	935	[2]

of which related to credit risk	(34)		1,033

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk is due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF 961 million and CHF (3,074) million in 6M10 and 6M09, respectively.

Fair value measurements of investments in certain entities that calculate NAV per share
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.

Fair value, unfunded commitments and term of redemption conditions

end of 2Q10	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	20		13		33	0

Equity funds	65		8,064	[1]	8,129	0

Equity funds sold short	0		(212)		(212)	0

Total funds held in trading assets and liabilities	85		7,865		7,950	0

Debt funds	22		636		658	0

Equity funds	2		233		235	0

Real estate funds	0		2		2	0

Others	0		277		277	0

Hedge funds	24		1,148	[2]	1,172	0

Debt funds	15		0		15	23

Equity funds	4,056		0		4,056	1,356

Real estate funds	262		0		262	77

Others	868		0		868	283

Private equities	5,201		0		5,201	1,739

Equity method investments	1,267		0		1,267	0

Total funds held in other investments	6,492		1,148		7,640	1,739

Total fair value	6,577	[3]	9,013	[4]	15,590	1,739	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 30% is redeemable on a monthly basis with a notice period primarily of more than 30 days and 13% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 70% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 14% is redeemable on demand with a notice period of less than 30 days and 8% is redeemable on an annual basis with a notice period of more than 60 days. 3 Includes CHF 2,921 million attributable to noncontrolling interests. 4 Includes CHF 155 million attributable to noncontrolling interests. 5 Includes CHF 784 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)

end of 4Q09	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	29		65		94	0

Equity funds	121		8,002	[1]	8,123	0

Equity funds sold short	0		(45)		(45)	0

Total funds held in trading assets and liabilities	150		8,022		8,172	0

Debt funds	189		650		839	0

Equity funds	0		205		205	0

Real estate funds	0		129		129	0

Others	1		486		487	0

Hedge funds	190		1,470	[2]	1,660	0

Debt funds	18		0		18	22

Equity funds	3,547		35		3,582	1,648

Real estate funds	251		0		251	85

Others	722		0		722	222

Private equities	4,538		35		4,573	1,977

Equity method investments	1,526		16		1,542	0

Total funds held in other investments	6,254		1,521		7,775	1,977

Total fair value	6,404	[3]	9,543		15,947	1,977	[4]

1 40% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 38% is redeemable on a monthly basis with a notice period primarily of more than 30 days and 13% is redeemable on an annual basis with a notice period of more than 60 days. 2 61% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period of more than 60 days, 23% is redeemable on an annual basis with a notice period of more than 60 days and 9% is redeemable on demand with a notice period of less than 30 days. 3 Includes CHF 2,631 million attributable to noncontrolling interests. 4 Includes CHF 803 million attributable to noncontrolling interests.

Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.

Investment in funds held in other investments principally invest in private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.

Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which are generally up to ten years.

Disclosures about fair value of financial instruments
US GAAP requires the disclosure of the fair values of financial instruments for which it is practicable to estimate those values, whether or not they are recognized in the consolidated financial statements, excluding all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.

Carrying value and estimated fair values of financial instruments

	2Q10		4Q09

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	250,122	250,122	209,499	209,499

Securities received as collateral	42,888	42,888	37,516	37,516

Trading assets	350,093	350,093	332,238	332,238

Investment securities	9,837	9,837	11,232	11,232

Loans	227,205	230,710	237,180	239,756

Other financial assets [1]	228,486	228,526	177,891	177,948

Financial liabilities (CHF million)

Due to banks and deposits	325,222	325,205	322,908	322,897

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	202,934	202,934	191,687	191,687

Obligation to return securities received as collateral	42,888	42,888	37,516	37,516

Trading liabilities	164,437	164,437	133,481	133,481

Short-term borrowings	22,128	22,128	7,645	7,645

Long-term debt	182,710	180,837	159,365	159,093

Other financial liabilities [2]	150,520	150,520	130,180	130,180

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged or assigned	6 Months Ended
Jun. 30, 2010
Assets pledged or assigned
Assets pledged or assigned
Note 26 Assets pledged or assigned
The Group received collateral in connection with resale agreements, securities lending and loans, derivative transactions and margined broker loans. A substantial portion of the collateral received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.

Assets pledged or assigned

end of	2Q10	4Q09

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	203,750	222,050

of which assets provided with the right to sell or repledge	136,639	141,634

Fair value of collateral received with the right to sell or repledge	392,423	337,448

of which sold or repledged	343,132	300,665

Subsidiary guarantee information	6 Months Ended
Jun. 30, 2010
Subsidiary guarantee information
Subsidiary guarantee information
Note 27 Subsidiary guarantee information
On March 26, 2007, the Group and the Bank issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding US SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly owned subsidiary of the Group.

Condensed consolidating statements of operations

in 2Q10	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	2,288	5,591		7,879	59	121		8,059

Interest expense	(1,453)	(5,357)		(6,810)	(57)	10		(6,857)

Net interest income	835	234		1,069	2	131		1,202

Commissions and fees	1,176	2,168		3,344	3	239		3,586

Trading revenues	(120)	3,674		3,554	0	74		3,628

Other revenues	184	(48)		136	1,555	(1,568)		123

Net revenues	2,075	6,028		8,103	1,560	(1,124)		8,539

Provision for credit losses	1	18		19	0	1		20

Compensation and benefits	1,064	2,804		3,868	26	86		3,980

General and administrative expenses	650	1,386		2,036	(65)	90		2,061

Commission expenses	82	444		526	1	42		569

Total other operating expenses	732	1,830		2,562	(64)	132		2,630

Total operating expenses	1,796	4,634		6,430	(38)	218		6,610

Income/(loss) from continuing operations before taxes	278	1,376		1,654	1,598	(1,343)		1,909

Income tax expense	103	(18)		85	5	97		187

Income/(loss) from continuing operations	175	1,394		1,569	1,593	(1,440)		1,722

Net income/(loss)	175	1,394		1,569	1,593	(1,440)		1,722

Less net income/(loss) attributable to noncontrolling interests	33	81		114	0	15		129

Net income/(loss) attributable to shareholders	142	1,313		1,455	1,593	(1,455)		1,593

of which from continuing operations	142	1,313		1,455	1,593	(1,455)		1,593

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations

in 2Q09	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	2,416	5,152		7,568	65	135		7,768

Interest expense	(1,422)	(5,061)		(6,483)	(63)	(2)		(6,548)

Net interest income	994	91		1,085	2	133		1,220

Commissions and fees	908	2,397		3,305	2	235		3,542

Trading revenues	1,550	2,101		3,651	0	(434)		3,217

Other revenues	(18)	643		625	1,584	(1,585)		624

Net revenues	3,434	5,232		8,666	1,588	(1,651)		8,603

Provision for credit losses	11	289		300	0	10		310

Compensation and benefits	1,421	2,826		4,247	29	89		4,365

General and administrative expenses	692	1,206		1,898	(8)	29		1,919

Commission expenses	105	356		461	0	41		502

Total other operating expenses	797	1,562		2,359	(8)	70		2,421

Total operating expenses	2,218	4,388		6,606	21	159		6,786

Income/(loss) from continuing operations before taxes	1,205	555		1,760	1,567	(1,820)		1,507

Income tax expense/(benefit)	506	(351)		155	(4)	(185)		(34)

Income/(loss) from continuing operations	699	906		1,605	1,571	(1,635)		1,541

Income/(loss) from discontinued operations, net of tax	0	13		13	0	0		13

Net income/(loss)	699	919		1,618	1,571	(1,635)		1,554

Less net income/(loss) attributable to noncontrolling interests	(96)	12		(84)	0	67		(17)

Net income/(loss) attributable to shareholders	795	907		1,702	1,571	(1,702)		1,571

of which from continuing operations	795	894		1,689	1,571	(1,702)		1,558

of which from discontinued operations	0	13		13	0	0		13

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations

in 6M10	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	4,592	8,917		13,509	117	239		13,865

Interest expense	(2,758)	(7,857)		(10,615)	(114)	13		(10,716)

Net interest income	1,834	1,060		2,894	3	252		3,149

Commissions and fees	2,156	4,346		6,502	5	486		6,993

Trading revenues	512	6,429		6,941	0	139		7,080

Other revenues	311	(14)		297	3,557	(3,524)		330

Net revenues	4,813	11,821		16,634	3,565	(2,647)		17,552

Provision for credit losses	10	(51)		(41)	0	11		(30)

Compensation and benefits	2,260	5,404		7,664	47	162		7,873

General and administrative expenses	1,087	2,625		3,712	(137)	161		3,736

Commission expenses	160	846		1,006	1	82		1,089

Total other operating expenses	1,247	3,471		4,718	(136)	243		4,825

Total operating expenses	3,507	8,875		12,382	(89)	405		12,698

Income/(loss) from continuing operations before taxes	1,296	2,997		4,293	3,654	(3,063)		4,884

Income tax expense	476	405		881	6	139		1,026

Income/(loss) from continuing operations	820	2,592		3,412	3,648	(3,202)		3,858

Income/(loss) from discontinued operations, net of tax	0	(19)		(19)	0	0		(19)

Net income/(loss)	820	2,573		3,393	3,648	(3,202)		3,839

Less net income/(loss) attributable to noncontrolling interests	86	127		213	0	(22)		191

Net income/(loss) attributable to shareholders	734	2,446		3,180	3,648	(3,180)		3,648

of which from continuing operations	734	2,465		3,199	3,648	(3,180)		3,667

of which from discontinued operations	0	(19)		(19)	0	0		(19)

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations

in 6M09	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	4,883	9,402		14,285	134	280		14,699

Interest expense	(2,814)	(8,514)		(11,328)	(131)	18		(11,441)

Net interest income	2,069	888		2,957	3	298		3,258

Commissions and fees	1,650	4,364		6,014	5	476		6,495

Trading revenues	2,394	5,774		8,168	0	(54)		8,114

Other revenues	(1,707)	658		(1,049)	3,541	(3,650)		(1,158)

Net revenues	4,406	11,684		16,090	3,549	(2,930)		16,709

Provision for credit losses	15	457		472	0	21		493

Compensation and benefits	2,837	5,711		8,548	4	153		8,705

General and administrative expenses	1,085	2,347		3,432	(19)	55		3,468

Commission expenses	190	698		888	0	81		969

Total other operating expenses	1,275	3,045		4,320	(19)	136		4,437

Total operating expenses	4,112	8,756		12,868	(15)	289		13,142

Income/(loss) from continuing operations before taxes	279	2,471		2,750	3,564	(3,240)		3,074

Income tax expense/(benefit)	757	206		963	(13)	(3)		947

Income/(loss) from continuing operations	(478)	2,265		1,787	3,577	(3,237)		2,127

Income/(loss) from discontinued operations, net of tax	0	(19)		(19)	0	0		(19)

Net income/(loss)	(478)	2,246		1,768	3,577	(3,237)		2,108

Less net income/(loss) attributable to noncontrolling interests	(1,639)	(132)		(1,771)	0	302		(1,469)

Net income/(loss) attributable to shareholders	1,161	2,378		3,539	3,577	(3,539)		3,577

of which from continuing operations	1,161	2,397		3,558	3,577	(3,539)		3,596

of which from discontinued operations	0	(19)		(19)	0	0		(19)

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets

end of 2Q10	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	1,776	76,303		78,079	10	(565)		77,524

Interest-bearing deposits with banks	28,266	(24,126)		4,140	0	(1,909)		2,231

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	142,871	106,625		249,496	0	626		250,122

Securities received as collateral	41,190	1,557		42,747	0	141		42,888

Trading assets	105,603	242,555		348,158	0	1,935		350,093

Investment securities	0	7,777		7,777	0	2,060		9,837

Other investments	11,074	8,297		19,371	36,218	(35,784)		19,805

Net loans	12,932	195,729		208,661	7,174	11,370		227,205

Premises and equipment	1,071	5,121		6,192	0	509		6,701

Goodwill	685	7,762		8,447	0	1,135		9,582

Other intangible assets	118	249		367	0	10		377

Brokerage receivables	22,639	29,054		51,693	0	6		51,699

Other assets	16,306	72,955		89,261	270	284		89,815

Assets of discontinued operations held-for-sale	0	69		69	0	0		69

Total assets	384,531	729,927		1,114,458	43,672	(20,182)		1,137,948

Liabilities and equity (CHF million)

Due to banks	224	49,734		49,958	5,795	(17,931)		37,822

Customer deposits	0	261,467		261,467	0	25,933		287,400

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	125,017	77,915		202,932	0	2		202,934

Obligation to return securities received as collateral	41,190	1,557		42,747	0	141		42,888

Trading liabilities	34,878	129,545		164,423	0	14		164,437

Short-term borrowings	39,578	(19,511)		20,067	0	2,061		22,128

Long-term debt	41,601	139,111		180,712	2,147	(149)		182,710

Brokerage payables	57,848	25,777		83,625	0	(153)		83,472

Other liabilities	13,911	52,228		66,139	97	1,337		67,573

Total liabilities	354,247	717,823		1,072,070	8,039	11,255		1,091,364

Total shareholders' equity	21,718	5,775		27,493	35,633	(27,493)		35,633

Noncontrolling interests	8,566	6,329		14,895	0	(3,944)		10,951

Total equity	30,284	12,104		42,388	35,633	(31,437)		46,584

Total liabilities and equity	384,531	729,927		1,114,458	43,672	(20,182)		1,137,948

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets

end of 4Q09	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	1,989	50,546		52,535	11	(689)		51,857

Interest-bearing deposits with banks	26,464	(24,264)		2,200	0	(1,023)		1,177

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	135,573	72,805		208,378	0	1,121		209,499

Securities received as collateral	42,480	(5,109)		37,371	0	145		37,516

Trading assets	127,563	203,744		331,307	0	931		332,238

Investment securities	0	9,190		9,190	29	2,013		11,232

Other investments	11,150	12,397		23,547	40,301	(39,855)		23,993

Net loans	13,011	208,441		221,452	7,746	7,982		237,180

Premises and equipment	968	4,933		5,901	0	535		6,436

Goodwill	654	7,478		8,132	0	1,135		9,267

Other intangible assets	57	261		318	0	10		328

Brokerage receivables	16,654	25,218		41,872	0	88		41,960

Other assets	9,284	58,995		68,279	303	162		68,744

Total assets	385,847	624,635		1,010,482	48,390	(27,445)		1,031,427

Liabilities and equity (CHF million)

Due to banks	143	49,938		50,081	8,015	(21,882)		36,214

Customer deposits	0	258,697		258,697	0	27,997		286,694

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	148,150	43,437		191,587	0	100		191,687

Obligation to return securities received as collateral	42,480	(5,109)		37,371	0	145		37,516

Trading liabilities	31,165	103,710		134,875	0	(1,394)		133,481

Short-term borrowings	45,426	(39,368)		6,058	0	1,587		7,645

Long-term debt	34,886	121,790		156,676	2,722	(33)		159,365

Brokerage payables	41,098	18,034		59,132	0	(167)		58,965

Other liabilities	14,716	55,538		70,254	136	1,142		71,532

Total liabilities	358,064	606,667		964,731	10,873	7,495		983,099

Total shareholders' equity	19,246	11,982		31,228	37,517	(31,228)		37,517

Noncontrolling interests	8,537	5,986		14,523	0	(3,712)		10,811

Total equity	27,783	17,968		45,751	37,517	(34,940)		48,328

Total liabilities and equity	385,847	624,635		1,010,482	48,390	(27,445)		1,031,427

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows

in 6M10	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	40,062	(3,637)		36,425	3,859	(3,469)		36,815

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(589)	(1,013)		(1,602)	0	865		(737)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(1,076)	(29,619)		(30,695)	0	494		(30,201)

Purchase of investment securities	0	(32)		(32)	0	(1,134)		(1,166)

Proceeds from sale of investment securities	0	680		680	0	0		680

Maturities of investment securities	0	590		590	29	1,122		1,741

Investments in subsidiaries and other investments	(94)	(269)		(363)	(408)	311		(460)

Proceeds from sale of other investments	423	513		936	0	118		1,054

(Increase)/decrease in loans	764	3,585		4,349	458	(3,521)		1,286

Proceeds from sales of loans	0	478		478	0	0		478

Capital expenditures for premises and equipment and other intangible assets	(283)	(474)		(757)	0	(7)		(764)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0	0		3

Other, net	34	123		157	0	27		184

Net cash provided by/(used in) investing activities of continuing operations	(821)	(25,435)		(26,256)	79	(1,725)		(27,902)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	74	7,852		7,926	(2,239)	2,071		7,758

Increase/(decrease) in short-term borrowings	(8,036)	16,653		8,617	0	388		9,005

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(30,070)	33,454		3,384	0	(99)		3,285

Issuances of long-term debt	191	28,962		29,153	6	1,464		30,623

Repayments of long-term debt	(1,849)	(24,981)		(26,830)	(483)	(924)		(28,237)

Issuances of common shares	0	0		0	29	0		29

Sale of treasury shares	0	1,528		1,528	21	13,350		14,899

Repurchase of treasury shares	0	(1,281)		(1,281)	(1,316)	(13,835)		(16,432)

Dividends paid/capital repayments	0	(3,159)		(3,159)	(2,378)	2,883		(2,654)

Other, net	140	(3,254)		(3,114)	2,419	23		(672)

Net cash provided by/(used in) financing activities of continuing operations	(39,550)	55,774		16,224	(3,941)	5,321		17,604

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	96	(847)		(751)	2	(3)		(752)

Net cash provided by/(used in) discontinued operations (CHF million)

Net cash provided by/(used in) discontinued operations	0	(98)		(98)	0	0		(98)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(213)	25,757		25,544	(1)	124		25,667

Cash and due from banks at beginning of period	1,989	50,546		52,535	11	(689)		51,857

Cash and due from banks at end of period	1,776	76,303		78,079	10	(565)		77,524

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows

in 6M09	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	(24,999)	11,983		(13,016)	3,545	(3,605)		(13,076)

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	6,559	(5,040)		1,519	(1,038)	(495)		(14)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	39,413	(3,238)		36,175	0	494		36,669

Purchase of investment securities	0	(123)		(123)	0	(1,064)		(1,187)

Proceeds from sale of investment securities	0	18		18	0	0		18

Maturities of investment securities	0	1,583		1,583	0	250		1,833

Investments in subsidiaries and other investments	(362)	12		(350)	(3,380)	3,365		(365)

Proceeds from sale of other investments	332	742		1,074	832	(823)		1,083

(Increase)/decrease in loans	(11,816)	18,661		6,845	(576)	(542)		5,727

Proceeds from sales of loans	0	376		376	0	0		376

Capital expenditures for premises and equipment and other intangible assets	(87)	(401)		(488)	0	(6)		(494)

Proceeds from sale of premises and equipment and other intangible assets	1	1		2	0	0		2

Other, net	48	(11)		37	(11)	37		63

Net cash provided by/(used in) investing activities of continuing operations	34,088	12,580		46,668	(4,173)	1,216		43,711

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(276)	(24,433)		(24,709)	(610)	1,231		(24,088)

Increase/(decrease) in short-term borrowings	15,564	(8,835)		6,729	0	240		6,969

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(17,961)	(17,675)		(35,636)	0	585		(35,051)

Issuances of long-term debt	262	21,430		21,692	12	726		22,430

Repayments of long-term debt	(5,795)	(29,979)		(35,774)	0	(376)		(36,150)

Issuances of common shares	0	0		0	4	1		5

Sale of treasury shares	0	785		785	671	6,329		7,785

Repurchase of treasury shares	0	(1,165)		(1,165)	(1,039)	(5,968)		(8,172)

Dividends paid/capital repayments	(3)	(121)		(124)	(111)	9		(226)

Other, net	(1,713)	(525)		(2,238)	654	216		(1,368)

Net cash provided by/(used in) financing activities of continuing operations	(9,922)	(60,518)		(70,440)	(419)	2,993		(67,866)

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	77	2,389		2,466	1,037	(1,029)		2,474

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(756)	(33,566)		(34,322)	(10)	(425)		(34,757)

Cash and due from banks at beginning of period	2,638	87,883		90,521	14	(500)		90,035

Cash and due from banks at end of period	1,882	54,317		56,199	4	(925)		55,278

1 Includes eliminations and consolidation adjustments.

Litigation	6 Months Ended
Jun. 30, 2010
Litigation
Litigation
Note 28 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses. Some of these actions have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts. The Group believes, based on currently available information and advice of counsel, that the results of such proceedings, in the aggregate, will not have a material adverse effect on its financial condition but might be material to operating results for any particular period, depending, in part, upon the operating results for such period. The Group believes that the reasonably possible losses relating to such claims in excess of its provisions are either not material or not estimable.

The Group accrues for legal costs (including fees and expenses of external lawyers and other service providers) in connection with certain judicial, regulatory and arbitration proceedings when such costs are probable and reasonably estimable.

It is inherently difficult to predict the outcome of many of these matters. In presenting the condensed consolidated financial statements, management makes estimates regarding the outcome of these matters, records a reserve and takes a charge to income when losses with respect to such matters are probable and can be reasonably estimated. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the litigation, claim or proceeding, the progress of the matter, the advice of legal counsel, the Group’s defenses and its experience in similar cases or proceedings, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings.

Further charges or releases of litigation reserves may be necessary in the future as developments in such litigation, claims or proceedings warrant.

Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2010
Discontinued operations.
Discontinued operations

	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Income/(loss) from discontinued operations (CHF million)

Net revenues	0	(19)	13	100	(100)	(19)	56	–

Total expenses	0	0	(74)	–	100	0	(160)	100

Income/(loss) from discontinued operations before taxes	0	(19)	(61)	100	100	(19)	(104)	(82)

Gain/(loss) on disposal	0	0	75	–	(100)	0	75	(100)

Income tax expense/(benefit)	0	0	1	–	(100)	0	(10)	100

Income/(loss) from discontinued operations, net of tax	0	(19)	13	100	(100)	(19)	(19)	0

Segment reporting (Tables)	6 Months Ended
Jun. 30, 2010
Segment reporting
Net revenues, income before taxes and total assets by segment.

	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Net revenues (CHF million)

Private Banking	2,991	2,900	2,951	3	1	5,891	5,829	1

Investment Banking	4,099	5,216	6,011	(21)	(32)	9,315	12,453	(25)

Asset Management	502	631	434	(20)	16	1,133	440	158

Corporate Center	828	214	(786)	287	–	1,042	(555)	–

Noncontrolling interests without significant economic interest	119	52	(7)	129	–	171	(1,458)	–

Net revenues	8,539	9,013	8,603	(5)	(1)	17,552	16,709	5

Income from continuing operations before taxes (CHF million)

Private Banking	874	892	935	(2)	(7)	1,766	1,927	(8)

Investment Banking	784	1,794	1,655	(56)	(53)	2,578	4,069	(37)

Asset Management	22	166	55	(87)	(60)	188	(435)	–

Corporate Center	126	82	(1,081)	54	–	208	(943)	–

Noncontrolling interests without significant economic interest	103	41	(57)	151	–	144	(1,544)	–

Income from continuing operations before taxes	1,909	2,975	1,507	(36)	27	4,884	3,074	59

	end of					% change

	2Q10	1Q10		4Q09	2Q09	QoQ	Ytd	YoY

Total assets (CHF million)

Private Banking	351,009	345,083		345,488	367,693	2	2	(5)

Investment Banking	905,208	849,187	[1]	819,081	883,014	7	11	3

Asset Management	28,519	29,533	[1]	19,289	16,557	(3)	48	72

Corporate Center	(156,232)	(159,790)		(161,826)	(188,171)	(2)	(3)	(17)

Noncontrolling interests without significant economic interest	9,444	9,790		9,395	13,811	(4)	1	(32)

Total assets	1,137,948	1,073,803		1,031,427	1,092,904	6	10	4

1 Includes the impact of the adoption of new accounting rules governing when an entity is consolidated under US GAAP.

Net interest income (Tables)	6 Months Ended
Jun. 30, 2010
Net interest income
Net Interest Income
Note 5 Net interest income
	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Net interest income (CHF million)

Loans	1,371	1,346	1,628	2	(16)	2,717	3,339	(19)

Investment securities	22	27	66	(19)	(67)	49	162	(70)

Trading assets	5,085	2,954	4,612	72	10	8,039	7,747	4

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	656	552	843	19	(22)	1,208	2,010	(40)

Other	925	927	619	0	49	1,852	1,441	29

Interest and dividend income	8,059	5,806	7,768	39	4	13,865	14,699	(6)

Deposits	(398)	(368)	(778)	8	(49)	(766)	(1,839)	(58)

Short-term borrowings	(17)	(15)	(66)	13	(74)	(32)	(144)	(78)

Trading liabilities	(4,305)	(1,440)	(3,511)	199	23	(5,745)	(4,848)	19

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(365)	(351)	(778)	4	(53)	(716)	(1,576)	(55)

Long-term debt	(1,696)	(1,617)	(1,285)	5	32	(3,313)	(2,640)	25

Other	(76)	(68)	(130)	12	(42)	(144)	(394)	(63)

Interest expense	(6,857)	(3,859)	(6,548)	78	5	(10,716)	(11,441)	(6)

Net interest income	1,202	1,947	1,220	(38)	(1)	3,149	3,258	(3)

Commissions and Fees (Tables)	6 Months Ended
Jun. 30, 2010
Commissions and fees
Commissions and fees
Note 6 Commissions and fees
	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Commissions and fees (CHF million)

Lending business	327	266	256	23	28	593	558	6

Investment and portfolio management	1,043	1,098	1,004	(5)	4	2,141	2,021	6

Other securities business	19	21	36	(10)	(47)	40	81	(51)

Fiduciary business	1,062	1,119	1,040	(5)	2	2,181	2,102	4

Underwriting	513	538	743	(5)	(31)	1,051	986	7

Brokerage	1,094	1,030	1,108	6	(1)	2,124	2,014	5

Underwriting and brokerage	1,607	1,568	1,851	2	(13)	3,175	3,000	6

Other services	590	454	395	30	49	1,044	835	25

Commissions and fees	3,586	3,407	3,542	5	1	6,993	6,495	8

Trading revenues (Tables)	6 Months Ended
Jun. 30, 2010
Trading revenues.
Trading Revenues

	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Trading revenues (CHF million)

Interest rate products	526	2,784	4,287	(81)	(88)	3,310	5,773	(43)

Foreign exchange products	1,088	659	(103)	65	–	1,747	(66)	–

Equity/index-related products	1,715	462	2,249	271	(24)	2,177	3,575	(39)

Credit products	462	(496)	(3,881)	–	–	(34)	(2,146)	(98)

Commodity, emission and energy products	28	(66)	155	–	(82)	(38)	369	–

Other products	(191)	109	510	–	–	(82)	609	–

Trading revenues	3,628	3,452	3,217	5	13	7,080	8,114	(13)

Represents revenues on a product basis which are not representative of business results within segments as business results utilize financial instruments across various product types.

Other Revenues (Tables)	6 Months Ended
Jun. 30, 2010
Other revenues.
Other revenues

	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Other revenues (CHF million)

Noncontrolling interests without significant economic interest	143	17	(45)	–	–	160	(1,554)	–

Loans held-for-sale	(1)	(71)	(49)	(99)	(98)	(72)	(134)	(46)

Long-lived assets held-for-sale	(69)	(23)	5	200	–	(92)	6	–

Equity method investments	55	66	22	(17)	150	121	36	236

Other investments	(142)	56	511	–	–	(86)	179	–

Other	137	162	180	(15)	(24)	299	309	(3)

Other revenues	123	207	624	(41)	(80)	330	(1,158)	–

Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2010
Provision for credit losses
Provision for credit losses

	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Provision for credit losses (CHF million)

Provision for loan losses	7	(24)	193	–	(96)	(17)	311	–

Provision for lending-related and other exposures	13	(26)	117	–	(89)	(13)	182	–

Provision for credit losses	20	(50)	310	–	(94)	(30)	493	–

Compensation and benefits (Tables)	6 Months Ended
Jun. 30, 2010
Compensation and benefits
Compensation and benefits
Note 10 Compensation and benefits
	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Compensation and benefits (CHF million)

Salaries and variable compensation	3,011	3,458	3,933	(13)	(23)	6,469	7,798	(17)

Social security	321	245	291	31	10	566	576	(2)

Other	648	190	141	241	360	838	331	153

Compensation and benefits	3,980	3,893	4,365	2	(9)	7,873	8,705	(10)

General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2010
General and administrative expenses
General and administrative expenses
Note 11 General and administrative expenses
	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

General and administrative expenses (CHF million)

Occupancy expenses	308	287	300	7	3	595	594	0

IT, machinery, etc.	346	331	291	5	19	677	585	16

Provisions and losses	265	80	447	231	(41)	345	575	(40)

Travel and entertainment	130	112	101	16	29	242	198	22

Professional services	606	457	409	33	48	1,063	767	39

Amortization and impairment of other intangible assets	9	9	11	0	(18)	18	21	(14)

Other	397	399	360	(1)	10	796	728	9

General and administrative expenses	2,061	1,675	1,919	23	7	3,736	3,468	8

Earnings per share (Tables)	6 Months Ended
Jun. 30, 2010
Earnings per share
Earnings per share
Note 12 Earnings per share
	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Net income attributable to shareholders (CHF million)

Income from continuing operations	1,593	2,074	1,558	(23)	2	3,667	3,596	2

Income from discontinued operations, net of tax	0	(19)	13	100	(100)	(19)	(19)	0

Net income attributable to shareholders	1,593	2,055	1,571	(22)	1	3,648	3,577	2

Preferred securities dividends	(67)	–	(67)	–	0	(67)	(67)	0

Net income attributable to shareholders for basic earnings per share	1,526	2,055	1,504	(26)	1	3,581	3,510	2

Available for common shares	1,392	1,954	1,411	(29)	(1)	3,389	3,288	3

Available for unvested share-based payment awards	134	101	93	33	44	192	222	(14)

Net income attributable to shareholders for diluted earnings per share	1,526	2,055	1,504	(26)	1	3,581	3,510	2

Available for common shares	1,392	1,955	1,413	(29)	(1)	3,390	3,290	3

Available for unvested share-based payment awards	134	100	91	34	47	191	220	(13)

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,208.1	1,194.4	1,173.8	1	3	1,201.2	1,172.6	2

Dilutive share options and warrants	5.5	6.4	5.8	(14)	(5)	5.9	5.5	7

Dilutive share awards	0.4	1.0	17.7	(60)	(98)	0.7	8.8	(92)

Weighted-average shares outstanding for diluted earnings per share available for common shares [1]	1,214.0	1,201.8	1,197.3	1	1	1,207.8	1,186.9	2

Weighted-average shares outstanding for basic/ diluted earnings per share available for unvested share-based payment awards	69.8	61.1	78.3	14	(11)	65.4	79.4	(18)

Basic earnings per share available for common shares (CHF)

Basic earnings per share from continuing operations	1.15	1.66	1.19	(31)	(3)	2.84	2.82	1

Basic earnings per share from discontinued operations	0.00	(0.02)	0.01	100	(100)	(0.02)	(0.02)	0

Basic earnings per share available for common shares	1.15	1.64	1.20	(30)	(4)	2.82	2.80	1

Diluted earnings per share available for common shares (CHF)

Diluted earnings per share from continuing operations	1.15	1.65	1.17	(30)	(2)	2.83	2.79	1

Diluted earnings per share from discontinued operations	0.00	(0.02)	0.01	100	(100)	(0.02)	(0.02)	0

Diluted earnings per share available for common shares	1.15	1.63	1.18	(29)	(3)	2.81	2.77	1

1 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 45.1 million, 46.1 million, 54.2 million, 45.6 million and 59.7 million for 2Q10, 1Q10, 2Q09, 6M10 and 6M09 respectively.

Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2010
Trading assets and liabilities
Trading Assets and Liabilities

	end of				% change

	2Q10	1Q10	4Q09	2Q09	QoQ	Ytd	YoY

Trading assets (CHF million)

Debt securities	163,572	176,966	159,415	176,843	(8)	3	(8)

Equity securities [1]	92,203	91,403	100,531	75,495	1	(8)	22

Derivative instruments [2]	75,786	53,412	55,131	69,333	42	37	9

Other	18,532	19,123	17,161	12,189	(3)	8	52

Trading assets	350,093	340,904	332,238	333,860	3	5	5

Trading liabilities (CHF million)

Short positions	83,786	98,174	76,946	74,577	(15)	9	12

Derivative instruments [2]	80,651	57,977	56,535	61,754	39	43	31

Trading liabilities	164,437	156,151	133,481	136,331	5	23	21

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments

	end of				% change

	2Q10	1Q10	4Q09	2Q09	QoQ	Ytd	YoY

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	43,030	35,397	32,231	41,725	22	34	3

Receivables not netted [1]	16,195	12,218	16,025	15,975	33	1	1

Total	59,225	47,615	48,256	57,700	24	23	3

Cash collateral payables (CHF million)

Payables netted against derivative positions	37,083	34,001	28,808	30,855	9	29	20

Payables not netted [1]	15,918	14,428	18,905	19,775	10	(16)	(20)

Total	53,001	48,429	47,713	50,630	9	11	5

1 Recorded as cash collateral on derivative instruments in Note 16 - Other assets and liabilities.

Investment securities (Tables)	6 Months Ended
Jun. 30, 2010
Investment securities:
Summary of investment securities

end of	2Q10	4Q09	% change

Investment securities (CHF million)

Debt securities held-to-maturity	420	439	(4)

Securities available-for-sale	9,417	10,793	(13)

Total investment securities	9,837	11,232	(12)

Schedule of investment securities

end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2Q10 (CHF million)

Debt securities issued by foreign governments	420	0	0	420

Debt securities held-to-maturity	420	0	0	420

Debt securities issued by the Swiss federal, cantonal or local governmental entities	305	19	0	324

Debt securities issued by foreign governments	6,933	345	1	7,277

Corporate debt securities	1,008	24	5	1,027

Collateralized debt obligations	676	15	0	691

Debt securities available-for-sale	8,922	403	6	9,319

Banks, trust and insurance companies	75	10	0	85

Industry and all other	12	1	0	13

Equity securities available-for-sale	87	11	0	98

Securities available-for-sale	9,009	414	6	9,417

4Q09 (CHF million)

Debt securities issued by foreign governments	410	0	0	410

Other debt securities	29	0	0	29

Debt securities held-to-maturity	439	0	0	439

Debt securities issued by the Swiss federal, cantonal or local governmental entities	291	14	0	305

Debt securities issued by foreign governments	8,718	277	2	8,993

Corporate debt securities	975	21	7	989

Collateralized debt obligations	321	19	0	340

Other debt securities	59	0	0	59

Debt securities available-for-sale	10,364	331	9	10,686

Banks, trust and insurance companies	84	9	0	93

Industry and all other	13	1	0	14

Equity securities available-for-sale	97	10	0	107

Securities available-for-sale	10,461	341	9	10,793

Gross unrealized losses on investment securities and the related fair value

	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2Q10 (CHF million)

Debt securities issued by foreign governments	89	1	0	0	89	1

Corporate debt securities	39	2	92	3	131	5

Debt securities available-for-sale	128	3	92	3	220	6

4Q09 (CHF million)

Debt securities issued by foreign governments	203	1	29	1	232	2

Corporate debt securities	0	0	138	7	138	7

Debt securities available-for-sale	203	1	167	8	370	9

Proceeds from sales, realized gains and realized losses from available-for-sale securities

	6M10	6M09

in	Debt securities	Debt securities

Additional information (CHF million)

Proceeds from sales	679	18

Realized gains	5	3

Realized losses	(11)	0

Amortized cost, fair value and average yield of debt securities

	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2Q10 (CHF million)

Due within 1 year	420	420	0.00	1,843	1,845	2.55

Due from 1 to 5 years	0	0	–	5,795	6,112	3.55

Due from 5 to 10 years	0	0	–	1,128	1,201	3.28

Due after 10 years	0	0	–	156	161	2.32

Total debt securities	420	420	0.00	8,922	9,319	3.30

Loans (Tables)	6 Months Ended
Jun. 30, 2010
Loans:
Loans

	end of				% change

	2Q10	1Q10	4Q09	2Q09	QoQ	Ytd	YoY

Loans (CHF million)

Banks	80	78	95	85	3	(16)	(6)

Commercial	43,922	45,002	43,893	44,978	(2)	0	(2)

Consumer	90,615	89,984	89,045	88,370	1	2	3

Public authorities	1,019	1,030	1,036	1,102	(1)	(2)	(8)

Lease financings	2,701	2,692	2,620	2,600	0	3	4

Switzerland	138,337	138,786	136,689	137,135	0	1	1

Banks	7,177	7,662	7,836	7,485	(6)	(8)	(4)

Commercial	56,862	58,254	69,036	76,636	(2)	(18)	(26)

Consumer	22,061	20,492	19,765	19,763	8	12	12

Public authorities	2,941	3,698	4,161	2,476	(20)	(29)	19

Lease financings	1,117	1,141	1,113	1,271	(2)	0	(12)

Foreign	90,158	91,247	101,911	107,631	(1)	(12)	(16)

Gross loans	228,495	230,033	238,600	244,766	(1)	(4)	(7)

Net (unearned income)/deferred expenses	(37)	(23)	(25)	(30)	61	48	23

Allowance for loan losses	(1,253)	(1,269)	(1,395)	(1,545)	(1)	(10)	(19)

Net loans	227,205	228,741	237,180	243,191	(1)	(4)	(7)

Impaired loan portfolio (CHF million)

Gross impaired loans	1,979	2,257	2,297	2,514	(12)	(14)	(21)

of which loans with a specific allowance	1,840	1,897	1,946	2,289	(3)	(5)	(20)

of which loans without a specific allowance	139	360	351	225	(61)	(60)	(38)

Allowance for loan losses

	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Allowance for loan losses (CHF million)

Balance at beginning of period	1,269	1,395	1,801	(9)	(30)	1,395	1,639	(15)

Net movements recognized in statements of operations	7	(24)	193	–	(96)	(17)	311	–

Gross write-offs	(48)	(128)	(428)	(63)	(89)	(176)	(480)	(63)

Recoveries	15	18	14	(17)	7	33	28	18

Net write-offs	(33)	(110)	(414)	(70)	(92)	(143)	(452)	(68)

Provisions for interest	3	0	8	–	(63)	3	26	(88)

Foreign currency translation impact and other adjustments, net	7	8	(43)	(13)	–	15	21	(29)

Balance at end of period	1,253	1,269	1,545	(1)	(19)	1,253	1,545	(19)

of which a specific loan loss allowance	865	881	1,070	(2)	(19)	865	1,070	(19)

of which an inherent loan loss allowance	388	388	475	0	(18)	388	475	(18)

Additional loan information

	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Additional loan information (CHF million)

Net gains/(losses) on the sale of loans	(1)	(71)	(49)	(99)	(98)	(72)	(134)	(46)

Other assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2010
Other assets and liabilities
Other assets and liabilities

	end of				% change

	2Q10	1Q10	4Q09	2Q09	QoQ	Ytd	YoY

Other assets (CHF million)

Cash collateral on derivative instruments	16,195	12,218	16,025	15,975	33	1	1

Cash collateral on non-derivative transactions	1,630	1,499	1,827	2,435	9	(11)	(33)

Derivative instruments used for hedging	4,048	2,743	2,022	1,290	48	100	214

Assets held-for-sale	31,132	32,652	14,570	18,760	(5)	114	66

of which loans	29,524	31,015	14,287	18,624	(5)	107	59

of which real estate	1,608	1,637	270	119	(2)	496	–

Interest and fees receivable	6,542	5,918	5,755	6,514	11	14	0

Deferred tax assets	10,741	10,551	9,137	10,281	2	18	4

Prepaid expenses	856	830	970	1,398	3	(12)	(39)

Failed purchases	597	166	172	140	260	247	326

Other	18,074	18,589	18,266	21,027	(3)	(1)	(14)

Other assets	89,815	85,166	68,744	77,820	5	31	15

Other liabilities (CHF million)

Cash collateral on derivative instruments	15,918	14,428	18,905	19,775	10	(16)	(20)

Cash collateral on non-derivative transactions	45	21	29	481	114	55	(91)

Derivative instruments used for hedging	1,331	1,087	1,198	934	22	11	43

Provisions [1]	1,827	1,629	1,770	1,885	12	3	(3)

of which off-balance sheet risk	607	578	603	637	5	1	(5)

Interest and fees payable	9,335	7,136	7,028	8,048	31	33	16

Current tax liabilities	815	1,482	1,519	2,457	(45)	(46)	(67)

Deferred tax liabilities	523	519	318	898	1	64	(42)

Failed sales	8,061	9,654	9,258	9,068	(17)	(13)	(11)

Other	29,718	29,726	31,507	31,329	0	(6)	(5)

Other liabilities	67,573	65,682	71,532	74,875	3	(6)	(10)

1 Includes provisions for bridge commitments.

Long-term debt (Tables)	6 Months Ended
Jun. 30, 2010
Long-term debt:
Long-term debt
Note 17 Long-term debt
	end of				% change

	2Q10	1Q10	4Q09	2Q09	QoQ	Ytd	YoY

Long-term debt (CHF million)

Senior	134,389	136,546	134,806	133,748	(2)	0	0

Subordinated	26,403	27,112	24,559	26,701	(3)	8	(1)

Nonrecourse liabilities from consolidated VIEs	21,918	21,489	–	–	2	–	–

Long-term debt	182,710	185,147	159,365	160,449	(1)	15	14

of which reported at fair value	92,132	92,615	74,513	78,941	(1)	24	17

Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2010
Accumulated other comprehensive income
Accumulated other comprehensive income
Note 18 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

6M10 (CHF million)

Balance at beginning of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Increase/(decrease)	23	762	12	(167)	0	630

Increase due to equity method investments	(18)	0	1	0	0	(17)

Reclassification adjustments, included in net income	0	2	6	39	6	53

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	(36)	(7,871)	129	(3,019)	(40)	(10,837)

6M09 (CHF million)

Balance at beginning of period	(145)	(8,211)	63	(2,543)	(103)	(10,939)

Increase/(decrease)	31	751	3	0	0	785

Decrease due to equity method investments	72	0	0	0	0	72

Reclassification adjustments, included in net income	1	21	(2)	10	13	43

Balance at end of period	(41)	(7,439)	64	(2,533)	(90)	(10,039)

Tax (Tables)	6 Months Ended
Jun. 30, 2010
Tax
Effective tax rate

in	2Q10	1Q10

Effective tax rate (%)

Effective tax rate	9.8	28.2

Net deferred tax assets

end of	2Q10	1Q10	Change

Net deferred tax assets (CHF million)

Net operating losses	6,657	6,214	443

Temporary differences	3,561	3,818	(257)

Net deferred tax assets	10,218	10,032	186

Employee share-based compensation and other compensation benefits (Tables)	6 Months Ended
Jun. 30, 2010
Employee share-based compensation and other compensation benefits
Incentive Share Unit activities

in	6M10	6M09

Number of awards (million)

Balance at beginning of period	41.5	59.8

Granted	6.0	26.1

Settled	(8.1)	(23.8)

Forfeited	(0.5)	(0.2)

Balance at end of period	38.9	61.9

of which vested	3.2	1.6

of which unvested	35.7	60.3

Scaled Incentive Share Unit activities

in	6M10

Number of awards (million)

Balance at beginning of period	0.0

Granted	21.1

Forfeited	(0.1)

Balance at end of period	21.0

of which vested	0.0

of which unvested	21.0

Performance Incentive Plan activities

	6M10		6M09

in	PIP II	PIP I	PIP II	PIP I

Number of awards (million)

Balance at beginning of period	6.2	11.9	6.4	12.2

Settled	0.0	(11.7)	0.0	0.0

Forfeited	(0.1)	(0.2)	(0.2)	(0.3)

Balance at end of period	6.1	0.0	6.2	11.9

of which vested	5.3	0.0	4.4	10.0

of which unvested	0.8	0.0	1.8	1.9

Share award activities

	6M10		6M09

in	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share award activities

Balance at beginning of period	15.5	45.67	20.8	61.83

Granted	2.9	49.41	5.1	30.74

Settled	(3.2)	47.56	(10.8)	70.85

Forfeited	(0.2)	60.92	(0.5)	59.46

Balance at end of period	15.0	46.24	14.6	45.82

of which vested	1.1	–	0.8	–

of which unvested	13.9	–	13.8	–

Compensation expense from prior-year awards

in	6M10	6M09

Compensation expense (CHF million)

Incentive Share Unit	422	889

Scaled Incentive Share Unit	304	–

Adjustable Performance Plan Awards	517	–

Performance Incentive Plan	2	(16)	[1]

Share awards	133	129

Partner Asset Facility [2]	(40)	340

Cash Retention Awards	307	505

Total compensation expense from prior-year awards	1,645	1,847

Total shares delivered (million)

Total shares delivered	45.8	23.9

1 Includes claw backs. 2 Compensation expense represents the change in underlying fair value of the indexed assets during the period. Compensation expense in 6M09 also included the vesting of the remaining 33.3% in 1Q09.

Additional information

end of	2Q10

Estimated unrecognized compensation expense (CHF million)

Incentive Share Unit	787

Scaled Incentive Share Unit	1,093

Adjustable Performance Plan Awards	1,059

Performance Incentive Plan	3

Share awards	418

Cash Retention Awards	295

Total	3,655

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.4

Pension and other post-retirement benefits (Tables)	6 Months Ended
Jun. 30, 2010
Pension and other post-retirement benefits
Pension and other post-retirement benefits

	in			% change		in		% change

	2Q10	1Q10	2Q09	QoQ	YoY	6M10	6M09	YoY

Total pension costs (CHF million)

Service costs on benefit obligation	76	76	64	0	19	152	129	18

Interest costs on benefit obligation	149	148	153	1	(3)	297	306	(3)

Expected return on plan assets	(201)	(200)	(195)	0	3	(401)	(390)	3

Amortization of recognized prior service cost	4	4	8	0	(50)	8	17	(53)

Amortization of recognized actuarial losses	30	27	8	11	275	57	16	256

Net periodic pension costs	58	55	38	5	53	113	78	45

Settlement (gains)/losses	0	(2)	1	100	(100)	(2)	1	–

Total pension costs	58	53	39	9	49	111	79	41

Derivatives and hedging activities (Tables)	6 Months Ended
Jun. 30, 2010
Derivatives and hedging activities
Fair value of derivative instruments

	Trading			Hedging			[1]

end of 2Q10	Notional amount	Positive replacement value	Negative replacement value	Notional amount	Positive replacement value	Negative replacement value

Derivative instruments (CHF billion)

Forwards and forward rate agreements	9,861.7	7.0	6.9	0.0	0.0	0.0

Swaps	25,615.3	612.9	603.5	70.1	3.4	2.0

Options bought and sold (OTC)	2,589.3	53.4	56.1	0.0	0.0	0.0

Futures	2,748.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	1,280.9	0.3	0.3	0.0	0.0	0.0

Interest rate products	42,095.3	673.6	666.8	70.1	3.4	2.0

Forwards	2,249.5	35.4	35.8	21.3	0.9	0.0

Swaps	1,073.3	37.6	47.3	0.0	0.0	0.0

Options bought and sold (OTC)	983.1	17.1	18.4	0.0	0.0	0.0

Futures	15.4	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	29.4	0.2	0.3	0.0	0.0	0.0

Foreign exchange products	4,350.7	90.3	101.8	21.3	0.9	0.0

Forwards	13.0	1.8	1.2	0.0	0.0	0.0

Options bought and sold (OTC)	27.3	0.8	1.1	0.0	0.0	0.0

Futures	6.5	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	0.0	0.0	0.0	0.0	0.0	0.0

Precious metals products	46.8	2.6	2.3	0.0	0.0	0.0

Forwards	6.4	1.3	0.1	0.0	0.0	0.0

Swaps	261.7	8.9	7.2	0.0	0.0	0.0

Options bought and sold (OTC)	570.7	18.3	20.0	0.0	0.0	0.0

Futures	108.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	492.6	16.6	17.8	0.0	0.0	0.0

Equity/index-related products	1,440.0	45.1	45.1	0.0	0.0	0.0

Credit derivatives [2]	2,312.1	64.7	59.2	0.0	0.0	0.0

Forwards	26.0	2.5	2.2	0.0	0.0	0.0

Swaps	112.3	15.7	15.5	0.0	0.0	0.0

Options bought and sold (OTC)	115.4	3.1	3.3	0.0	0.0	0.0

Futures	334.0	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	186.2	2.7	2.5	0.0	0.0	0.0

Other products [3]	773.9	24.0	23.5	0.0	0.0	0.0

Total derivative instruments	51,018.8	900.3	898.7	91.4	4.3	2.0

The notional amount for derivative instruments (trading and hedging) was CHF 51,110.2 billion as of June 30, 2010.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

	Trading			Hedging			[1]

end of 4Q09	Notional amount	Positive replacement value	Negative replacement value	Notional amount	Positive replacement value	Negative replacement value

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,956.7	6.4	6.2	0.0	0.0	0.0

Swaps	22,671.5	473.6	464.5	58.6	1.8	1.3

Options bought and sold (OTC)	2,461.2	43.6	46.1	0.0	0.0	0.0

Futures	1,900.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	926.5	0.1	0.2	0.0	0.0	0.0

Interest rate products	35,916.5	523.7	517.0	58.6	1.8	1.3

Forwards	1,682.1	18.9	21.0	22.4	0.2	0.0

Swaps	995.8	31.7	34.0	0.0	0.0	0.0

Options bought and sold (OTC)	866.8	14.8	15.8	0.0	0.0	0.0

Futures	22.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	17.1	0.2	0.4	0.0	0.0	0.0

Foreign exchange products	3,584.4	65.6	71.2	22.4	0.2	0.0

Forwards	12.3	1.6	1.0	0.0	0.0	0.0

Options bought and sold (OTC)	22.3	0.6	1.1	0.0	0.0	0.0

Futures	3.0	0.0	0.0	0.0	0.0	0.0

Precious metals products	37.6	2.2	2.1	0.0	0.0	0.0

Forwards	6.3	1.6	0.1	0.0	0.0	0.0

Swaps	210.6	5.1	8.2	0.0	0.0	0.0

Options bought and sold (OTC)	337.4	17.9	21.1	0.0	0.0	0.0

Futures	124.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	502.5	1.2	1.4	0.0	0.0	0.0

Equity/index-related products	1,181.1	25.8	30.8	0.0	0.0	0.0

Credit derivatives [2]	2,414.0	68.2	61.9	0.0	0.0	0.0

Forwards	28.3	1.7	2.0	0.0	0.0	0.0

Swaps	142.6	17.4	17.8	0.0	0.0	0.0

Options bought and sold (OTC)	66.7	3.5	3.5	0.0	0.0	0.0

Futures	313.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	147.5	3.0	2.7	0.0	0.0	0.0

Other products [3]	698.7	25.6	26.0	0.0	0.0	0.0

Total derivative instruments	43,832.3	711.1	709.0	81.0	2.0	1.3

The notional amount for derivative instruments (trading and hedging) was CHF 43,913.3 billion as of December 31, 2009.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments, balance sheet location

	2Q10		4Q09

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	904.6	900.7	713.1	710.3

Counterparty netting [1]	(781.6)	(781.6)	(623.8)	(623.8)

Cash collateral netting [2]	(43.2)	(37.1)	(32.2)	(28.8)

Replacement values (trading and hedging) after netting agreements	79.8	82.0	57.1	57.7

of which recorded in trading assets (PRV) and trading liabilities (NRV)	75.8	80.7	55.1	56.5

of which recorded in other assets (PRV) and other liabilities (NRV)	4.0	1.3	2.0	1.2

1 Netting of balances receivable and payable are based on legally enforceable netting agreements. 2 Netting of cash collateral received or paid are based on legally enforceable master netting agreements.

Derivatives in fair value hedging relationships and details of fair value hedges

	2Q10		1Q10		2Q09

in	Gains/ (losses) recognized in income on derivatives	Gains/ (losses) recognized in income on hedged items	Gains/ (losses) recognized in income on derivatives	Gains/ (losses) recognized in income on hedged items	Gains/ (losses) recognized in income on derivatives	Gains/ (losses) recognized in income on hedged items

Derivatives in fair value hedging relationships (CHF million)

Interest rate products	587	(595)	317	(323)	(194)	143

Foreign exchange products	13	(14)	18	(18)	(4)	5

Total	600	(609)	335	(341)	(198)	148

Represents gains/(losses) recognized in trading revenues.

	6M10		6M09

in	Gains/ (losses) recognized in income on derivatives	Gains/ (losses) recognized in income on hedged items	Gains/ (losses) recognized in income on derivatives	Gains/ (losses) recognized in income on hedged items

Derivatives in fair value hedging relationships (CHF million)

Interest rate products	904	(918)	(578)	470

Foreign exchange products	31	(32)	(4)	5

Total	935	(950)	(582)	475

Represents gains/(losses) recognized in trading revenues.

in	2Q10	1Q10	2Q09	6M10	6M09

Fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(9)	(6)	(50)	(15)	(107)

Derivatives in cash flow hedging relationships and details of cash flow hedges

	2Q10		1Q10		2Q09

in	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income

Derivatives in cash flow hedging relationships (CHF million)

Foreign exchange products	0	0	7	0	68	4	[1]

Represents gains/(losses) on effective portion.
1 Included in total operating expenses.

	6M10		6M09

in	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income

Derivatives in cash flow hedging relationships (CHF million)

Foreign exchange products	7	0	103	(1)	[1]

Represents gains/(losses) on effective portion.
1 Included in total operating expenses.

end of	2Q10	1Q10	4Q09	2Q09

Cash flow hedges (CHF million)

Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	16	(7)	(6)	8

Derivatives in net investment hedging relationships

	2Q10		1Q10			2Q09

in	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income		Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income

Derivatives in net investment hedging relationships (CHF million)

Interest rate products	4	0	4	0		(4)	0

Foreign exchange products	513	0	(21)	3	[1]	(820)	(14)	[2]

Total	517	0	(17)	3		(824)	(14)

Represents gains/(losses) on effective portion.
1 Included in other revenues. 2 Primarily included in discontinued operations.

	6M10			6M09

in	Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income		Gains/ (losses) recognized in AOCI on derivatives	Gains/ (losses) reclassified from AOCI into income

Derivatives in net investment hedging relationships (CHF million)

Interest rate products	8	0		29	0

Foreign exchange products	492	3	[1]	(1,787)	(14)	[2]

Total	500	3		(1,758)	(14)

Represents gains/(losses) on effective portion.
1 Included in other revenues. 2 Primarily included in discontinued operations.

Contingent credit risk

end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2Q10 (CHF billion)

Current net exposure	18.3	2.1	1.5	21.9

Collateral posted	14.5	2.1	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.9	0.7	2.8

Additional collateral required in a two-notch downgrade event	0.4	3.5	1.1	5.0

4Q09 (CHF billion)

Current net exposure	10.5	3.3	1.6	15.4

Collateral posted	9.0	3.4	–	12.4

Additional collateral required in a one-notch downgrade event	0.2	2.4	0.7	3.3

Additional collateral required in a two-notch downgrade event	0.5	4.4	1.0	5.9

Credit derivative maximum potential payout

end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2Q10 (CHF million)

Single-name instruments	93,813	555,705	129,002	778,520

Multi-name instruments	30,907	268,285	50,639	349,831

Total	124,720	823,990	179,641	1,128,351

4Q09 (CHF million)

Single-name instruments	100,387	592,575	137,856	830,818

Multi-name instruments	31,154	256,008	63,297	350,459

Total	131,541	848,583	201,153	1,181,277

	2Q10			4Q09

end of	Maximum potential payout	Fair value	Recoveries	Maximum potential payout	Fair value	Recoveries

Single-name instruments (CHF million)

Investment grade [1]	548,394	(2,852)	535,342	608,416	8,709	598,908

Non-investment grade	230,126	(12,523)	205,440	222,402	(12,790)	215,675

Total single-name instruments	778,520	(15,375)	740,782	830,818	(4,081)	814,583

of which sovereigns	131,025	(3,220)	130,089	128,760	(782)	128,141

of which non-sovereigns	647,495	(12,155)	610,693	702,058	(3,299)	686,442

Multi-name instruments (CHF million)

Investment grade [1]	274,296	(9,450)	255,932	291,880	(9,271)	285,683

Non-investment grade	75,535	(5,211)	72,404	58,579	494	56,144

Total multi-name instruments	349,831	(14,661)	328,336	350,459	(8,777)	341,827

of which sovereigns	16,225	(555)	15,199	347	(58)	111

of which non-sovereigns	333,606	(14,106)	313,137	350,112	(8,719)	341,716

1 Based on internal ratings of BBB and above.

Credit protection purchased

end of	2Q10	4Q09

Credit protection purchased by counterparty (in %)

Banks and broker-dealers [1]	93	93

Other financial institutions [2]	6	6

Other counterparties	1	1

Total	100	100

1 Includes clearing houses. 2 Primarily hedge funds.

Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2010
Guarantees and commitments
Guarantees

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2Q10 (CHF million)

Credit guarantees and similar instruments	2,905	6,053	8,958	8,268		578	4,592

Performance guarantees and similar instruments	8,776	3,600	12,376	10,975		98	4,330

Securities lending indemnifications	23,132	0	23,132	23,132		0	23,132

Derivatives	170,870	37,123	207,993	207,993		8,714	–	[2]

Other guarantees	3,806	1,092	4,898	4,807		5	2,221

Total guarantees	209,489	47,868	257,357	255,175		9,395	34,275

4Q09 (CHF million)

Credit guarantees and similar instruments	3,290	4,777	8,067	7,309		543	4,521

Performance guarantees and similar instruments	6,342	5,818	12,160	10,707		96	3,995

Securities lending indemnifications	22,644	0	22,644	22,644		0	22,644

Derivatives	129,868	83,862	213,730	213,730		6,388	–	[2]

Other guarantees	3,836	1,039	4,875	4,807		10	2,181

Total guarantees	165,980	95,496	261,476	259,197		7,037	33,341

1 Total net amount is computed as the gross amount less any participations. 2 Collateral for derivatives accounted for as guarantees is not considered significant.

Other commitments

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received

2Q10 (CHF million)

Irrevocable commitments under documentary credits	4,620	21	4,641	4,010		1,713

Loan commitments	164,261	59,620	223,881	217,695		153,988

Forward reverse repurchase agreements	57,276	85	57,361	57,361		57,361

Other commitments	1,248	2,027	3,275	3,275		26

Total other commitments	227,405	61,753	289,158	282,341		213,088

4Q09 (CHF million)

Irrevocable commitments under documentary credits	4,543	40	4,583	4,183		2,037

Loan commitments	175,656	52,828	228,484	222,128		159,349

Forward reverse repurchase agreements	43,481	0	43,481	43,481		43,481

Other commitments	6,377	2,588	8,965	8,965		6

Total other commitments	230,057	55,456	285,513	278,757		204,873

1 Total net amount is computed as the gross amount less any participations.

Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2010
Transfers of financial assets and variable interest entities
Securitizations

in	6M10	6M09	[1]

Gains and cash flows (CHF million)

CMBS
Net gain [2]	13	0

Proceeds from transfer of assets	523	0

Cash received on interests that continue to be held	83	126

RMBS
Net gain [2]	109	66

Proceeds from transfer of assets	19,373	14,418

Servicing fees	3	2

Cash received on interests that continue to be held	225	108

ABS [3]
Cash received on interests that continue to be held	4	14

CDO
Net gain/(loss) [2]	(6)	6

Proceeds from transfer of assets	2,284	334

Purchases of previously transferred financial assets or its underlying collateral	(1,258)	(973)

Cash received on interests that continue to be held	112	155

1 Amounts were previously presented separately as qualified special purpose entities (QSPEs) and SPEs. The change in the presentation was a result of new guidance. 2 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 3 Primarily home equity loans.

Other asset-backed financing activities

in	6M10	6M09

Gains and cash flows (CHF million)

Net gain [1]	17	8

Proceeds from transfer of assets [2]	260	213

Purchases of previously transferred financial assets or its underlying collateral	(527)	(9)

Cash received on interests that continue to be held	712	514

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the other asset-backed financing activity. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the other asset-backed financing activity pricing date and the sale price of the loans. 2 Primarily home equity loans.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	2Q10		4Q09	[1]

CHF million

CMBS
Principal amount outstanding	46,005	[2]	48,854	[2]

Total assets of SPE	69,164		71,477

RMBS
Principal amount outstanding	96,946	[2]	92,083	[2]

Total assets of SPE	103,766		99,119

ABS
Principal amount outstanding	4,938	[2]	7,244

Total assets of SPE	4,943		7,244

CDO
Principal amount outstanding	36,296	[2]	37,474	[2]

Total assets of SPE	36,351		37,952

Other asset-backed financing activities
Principal amount outstanding	10,840		12,261	[2]

Total assets of SPE	10,840		13,862

1 Amounts were previously presented separately as QSPEs and SPEs. The change in the presentation was a result of new guidance. 2 Principal amount outstanding relates to assets transferred from the Group and does not include principle amounts for assets transferred from third parties.

Fair value of beneficial interests and key economic assumptions used in measuring fair value of beneficial interests at time of transfer

at time of transfer	CMBS	RMBS

CHF million, except where indicated

Fair value of beneficial interests	90	1,037

of which level 2	90	974

of which level 3	0	63

Weighted-average life, in years	6.4	10.2

Prepayment speed assumption (rate per annum), in % [1]	–	0.3-43.7

Cash flow discount rate (rate per annum), in % [2]	5.5-10.2	0.6-70.1

Expected credit losses (rate per annum), in %	3.2-8.0	0.0-71.5

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Fair value and key economic assumptions used in measuring fair value of beneficial interests held in SPEs

end of 2Q10	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	332		1,869	49	1,169		2,238

of which non-investment grade	33		919	48	922		2,183

Weighted-average life, in years	3.8		6.3	4.6	3.2		3.9

Prepayment speed assumption (rate per annum), in % [3]	–		0.7-34.1	0.8-1.1	–		–

Impact on fair value from 10% adverse change	–		(44.3)	(0.1)	–		–

Impact on fair value from 20% adverse change	–		(87.8)	(0.1)	–		–

Cash flow discount rate (rate per annum), in % [4]	3.5-46.3		0.9-50.0	2.9-19.8	0.5-29.2		0.9-7.8

Impact on fair value from 10% adverse change	(13.2)		(75.3)	(0.5)	(2.2)		(7.5)

Impact on fair value from 20% adverse change	(25.6)		(142.3)	(0.9)	(4.3)		(13.6)

Expected credit losses (rate per annum), in %	2.9-45.7		2.4-49.2	1.5-18.7	3.2-27.6		5.2-13.5

Impact on fair value from 10% adverse change	(10.4)		(61.7)	(0.3)	(1.7)		(5.1)

Impact on fair value from 20% adverse change	(20.2)		(117.3)	(0.6)	(3.2)		(10.6)

end of 4Q09	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	1,216		1,831	93	1,230		2,636

of which non-investment grade	403		673	86	956		1,527

Weighted-average life, in years	2.7		5.0	4.3	3.7		3.9

Prepayment speed assumption (rate per annum), in % [3]	–		0.0-32.4	1.7-4.5	–		–

Impact on fair value from 10% adverse change	–		(31.9)	(0.3)	–		–

Impact on fair value from 20% adverse change	–		(66.0)	(0.5)	–		–

Cash flow discount rate (rate per annum), in % [4]	5.6-51.6		2.2-53.5	5.1-48.2	0.5-41.3		0.2-7.8

Impact on fair value from 10% adverse change	(24.2)		(48.3)	(0.8)	(2.1)		(6.1)

Impact on fair value from 20% adverse change	(46.6)		(91.6)	(1.5)	(4.0)		(11.7)

Expected credit losses (rate per annum), in %	3.3-48.1		3.3-49.5	3.4-47.5	1.0-39.3		0.5-9.7

Impact on fair value from 10% adverse change	(17.9)		(27.4)	(0.6)	(1.3)		(5.0)

Impact on fair value from 20% adverse change	(34.7)		(51.4)	(1.2)	(2.5)		(8.8)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved.

end of	2Q10	4Q09

CHF million

CMBS
Other assets	629	940

Liability to SPE, included in Other liabilities	(629)	(940)

RMBS
Other assets	115	296

Liability to SPE, included in Other liabilities	(115)	(296)

ABS
Trading assets	152	116

Other assets	1,137	1,137

Liability to SPE, included in Other liabilities	(1,289)	(1,253)

CDO
Trading assets	219	193

Other assets	287	195

Liability to SPE, included in Other liabilities	(506)	(388)

Other asset-backed financing activities
Trading assets	1,183	1,575

Other assets	72	15

Liability to SPE, included in Other liabilities	(1,255)	(1,590)

Consolidated VIEs in which the Group was primary beneficiary

			Financial intermediation

end of 2Q10	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,129	32	92	109	168	478	2,008

Interest-bearing deposits with banks	0	0	0	0	0	289	289

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0	0	0	1,330	1,330

Trading assets	1,486	352	5	3,597	737	335	6,512

Investment securities	0	422	0	0	0	0	422

Other investments	0	0	0	39	2,161	626	2,826

Net loans	0	2,920	1,795	0	59	1,148	5,922

Premises and equipment	0	0	0	0	40	17	57

Other assets [1]	8,553	1,374	8,115	21	1,597	290	19,950

Total assets of consolidated VIEs	11,168	5,100	10,007	3,766	4,762	4,513	39,316

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	34	34

Trading liabilities	34	0	0	346	0	3	383

Short-term borrowings	0	4,114	0	238	0	0	4,352

Long-term debt	10,830	27	10,273	309	225	254	21,918

Other liabilities	82	9	762	29	418	303	1,603

Total liabilities of consolidated VIEs	10,946	4,150	11,035	922	643	594	28,290

Total assets of consolidated VIEs increased CHF 30.5 billion, from CHF 8.8 billion as of 4Q09 to CHF 39.3 billion as of 2Q10. A significant portion of the increase was due to the adoption of ASU 2009-17 as of January 1, 2010, including an incremental increase to the Group's consolidated balance sheet from the adoption of ASU 2009-17 of CHF 15.0 billion and an increase in total assets of consolidated VIEs of CHF 12.9 billion of variable interest assets previously recognized on the Group's balance sheet as of the end of 4Q09 that are now recognized as assets of consolidated VIEs. Additionally, the increase includes CHF 2.6 billion of assets from 6M10 activity and certain previously consolidated VIEs that were not required to be included in this disclosure prior to the adoption of ASU 2009-17.
1 The majority relates to loans held-for-sale.

end of 4Q09	CDO	Financial inter- mediation	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	9	515	524

Trading assets	473	2,750	3,223

Other investments	0	3,330	3,330

Net loans	0	157	157

Other assets	1	1,598	1,599

Total assets of consolidated VIEs	483	8,350	8,833

of which structured investment products	–	1,622	1,622

Liabilities of consolidated VIEs (CHF million)

Trading liabilities	0	466	466

Short-term borrowings	15	0	15

Long-term debt	193	1,717	1,910

Other liabilities	6	520	526

Total liabilities of consolidated VIEs	214	2,703	2,917

Non-consolidated VIEs

		Financial intermediation

end of 2Q10	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	760	3,378	1,520	828	1,016	7,502

Net loans	707	184	2,021	6,549	2,132	11,593

Other assets	0	0	166	0	83	249

Total variable interest assets	1,467	3,562	3,707	7,377	3,231	19,344

Maximum exposure to loss (CHF million)

Maximum exposure to loss	1,601	7,746	3,958	8,004	3,709	25,018

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	13,957	110,735	68,086	27,374	21,138	241,290

			Financial intermediation

end of 4Q09	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	789	659	1,132	2,400	1,168	715	6,863

Net loans	694	12,255	3,651	2,148	4,401	537	23,686

Other assets	0	4	0	207	0	1	212

Total variable interest assets	1,483	12,918	4,783	4,755	5,569	1,253	30,761

Maximum exposure to loss (CHF million)

Maximum exposure to loss	1,678	13,138	8,925	4,812	6,394	1,517	36,464

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	20,150	5,098	37,015	50,593	24,638	13,157	150,651

Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2010
Fair value of financial instruments
Assets and liabilities measured at fair value on a recurring basis

end of 2Q10	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	289	0	0		289

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	151,542	1,583	0		153,125

Debt	367	6,489	0	0		6,856

of which corporates	0	6,087	0	0		6,087

Equity	36,019	13	0	0		36,032

Securities received as collateral	36,386	6,502	0	0		42,888

Debt	90,434	62,542	10,596	0		163,572

of which foreign governments	71,018	9,536	195	0		80,749

of which corporates	60	36,498	3,976	0		40,534

of which RMBS	18,311	9,741	2,809	0		30,861

of which CMBS	0	2,259	1,871	0		4,130

of which CDO	0	3,921	1,211	0		5,132

Equity	78,662	12,956	585	0		92,203

Derivatives	10,709	878,881	10,647	(824,451)		75,786

of which interest rate products	3,524	667,926	2,136	–		–

of which foreign exchange products	1	89,566	781	–		–

of which equity/index-related products	6,414	35,425	3,223	–		–

of which credit derivatives	0	61,589	3,123	–		–

Other	6,877	9,346	2,309	0		18,532

Trading assets	186,682	963,725	24,137	(824,451)		350,093

Debt	7,309	1,567	443	0		9,319

of which foreign governments	6,986	271	20	0		7,277

of which corporates	0	1,027	0	0		1,027

of which CDO	0	267	424	0		691

Equity	5	93	0	0		98

Investment securities	7,314	1,660	443	0		9,417

Private equity	0	0	5,201	0		5,201

of which equity funds	0	0	4,056	0		4,056

Hedge funds	0	922	250	0		1,172

of which debt funds	0	542	116	0		658

Other equity investments	1,341	125	6,982	0		8,448

of which private	0	40	6,977	0		7,017

Life finance instruments	0	0	2,234	0		2,234

Other investments	1,341	1,047	14,667	0		17,055

Loans	0	11,007	12,212	0		23,219

of which commercial and industrial loans	0	6,134	7,050	0		13,184

of which financial institutions	0	4,658	4,475	0		9,133

Other intangible assets (mortgage servicing rights)	0	0	90	0		90

Other assets	2,916	25,549	15,912	(225)		44,152

of which loans held-for-sale	0	12,395	15,480	0		27,875

Total assets at fair value	234,639	1,161,321	69,044	(824,676)		640,328

Less other investments - equity at fair value attributable to noncontrolling interests	(1,116)	(158)	(7,384)	0		(8,658)

Less assets consolidated under ASU 2009-17 [2]	0	(10,929)	(13,250)	0		(24,179)

Assets at fair value attributable to shareholders	233,523	1,150,234	48,410	(824,676)		607,491

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements. 2 Assets of consolidated VIEs which the Group does not consolidate under Basel II.

end of 2Q10	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,869	0	0		3,869

Customer deposits	0	3,656	0	0		3,656

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	130,279	0	0		130,279

Debt	367	6,489	0	0		6,856

of which corporates	0	6,087	0	0		6,087

Equity	36,019	13	0	0		36,032

Obligations to return securities received as collateral	36,386	6,502	0	0		42,888

Debt	52,295	10,747	115	0		63,157

of which foreign governments	52,208	1,051	0	0		53,259

of which corporates	1	9,166	115	0		9,282

Equity	19,791	759	79	0		20,629

Derivatives	10,788	878,877	9,071	(818,085)		80,651

of which interest rate products	3,497	661,389	1,901	–		–

of which foreign exchange products	1	99,890	1,909	–		–

of which equity/index-related products	6,615	35,592	2,934	–		–

of which credit derivatives	0	58,057	1,114	–		–

Trading liabilities	82,874	890,383	9,265	(818,085)		164,437

Short-term borrowings	0	3,016	288	0		3,304

Long-term debt	0	68,301	23,831	0		92,132

of which treasury debt over two years	0	25,037	0	0		25,037

of which structured notes over two years	0	15,868	12,448	0		28,316

of which nonrecourse liabilities	0	10,876	10,665	0		21,541

Other liabilities	0	26,267	4,394	(643)		30,018

of which failed sales	0	2,993	2,387	0		5,380

Total liabilities at fair value	119,260	1,132,273	37,778	(818,728)		470,583

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

end of 4Q09	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	126,789	1,514	0		128,303

Debt	3,931	713	0	0		4,644

of which corporates	3,408	681	0	0		4,089

Equity	32,872	0	0	0		32,872

Securities received as collateral	36,803	713	0	0		37,516

Debt	93,078	54,357	11,980	0		159,415

of which foreign governments	60,439	10,721	39	0		71,199

of which corporates	3,585	32,094	4,816	0		40,495

of which RMBS	27,496	7,449	3,626	0		38,571

of which CMBS	0	1,119	2,461	0		3,580

Equity	86,329	13,714	488	0		100,531

Derivatives	6,474	693,368	11,192	(655,903)		55,131

of which credit derivatives	0	63,864	4,339	–		–

Other	6,337	8,514	2,310	0		17,161

Trading assets	192,218	769,953	25,970	(655,903)		332,238

Debt	9,967	633	86	0		10,686

of which foreign governments	8,712	262	19	0		8,993

Equity	5	102	0	0		107

Investment securities	9,972	735	86	0		10,793

Private equity	0	35	4,538	0		4,573

of which equity funds	0	35	3,547	0		3,582

Hedge funds	0	1,179	475	0		1,654

of which debt funds	0	624	209	0		833

Other equity investments	1,538	4,121	7,192	0		12,851

of which private	0	3,902	7,190	0		11,092

Life finance instruments	0	0	2,048	0		2,048

Other investments	1,538	5,335	14,253	0		21,126

Loans	0	25,167	11,079	0		36,246

Other intangible assets (mortgage servicing rights)	0	0	30	0		30

Other assets	5,772	16,633	6,744	(24)		29,125

Total assets at fair value	246,303	945,325	59,676	(655,927)		595,377

Less other investments - equity at fair value attributable to noncontrolling interests	(1,297)	(331)	(7,011)	0		(8,639)

Assets at fair value attributable to shareholders	245,006	944,994	52,665	(655,927)		586,738

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

end of 4Q09	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	4,695	0	0		4,695

Customer deposits	0	2,676	0	0		2,676

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	121,930	206	0		122,136

Debt	3,931	713	0	0		4,644

of which corporates	3,408	681	0	0		4,089

Equity	32,872	0	0	0		32,872

Obligation to return securities received as collateral	36,803	713	0	0		37,516

Debt	48,719	9,692	93	0		58,504

of which foreign governments	48,665	2,534	0	0		51,199

of which corporates	19	7,011	93	0		7,123

Equity	17,908	503	31	0		18,442

Derivatives	6,058	691,049	11,827	(652,399)		56,535

of which credit derivatives	0	59,869	1,996	–		–

Trading liabilities	72,685	701,244	11,951	(652,399)		133,481

Short-term borrowings	0	3,219	164	0		3,383

Long-term debt	0	57,867	16,646	0		74,513

Other liabilities	246	26,253	3,995	(105)		30,389

Total liabilities at fair value	109,734	918,597	32,962	(652,504)		408,789

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

Assets and liabilities measured at fair value on a recurring basis for level 3

						Trading revenues			Other revenues

6M10	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	[1]	On transfers in / out	[2]	On all other	On transfers in / out	[2]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,514	0	0	0		0		(1)	0		0	70	1,583

Debt	11,980	1,463	(1,540)	(2,605)		88		618	0		(1)	593	10,596

of which corporates	4,816	481	(359)	(1,183)		52		(98)	0		(1)	268	3,976

of which RMBS	3,626	548	(731)	(1,229)		22		407	0		0	166	2,809

of which CMBS	2,461	117	(135)	(669)		12		(37)	0		0	122	1,871

of which CDO	559	307	(304)	237		2		398	0		0	12	1,211

Equity	488	34	(90)	115		1		18	0		0	19	585

Derivatives	11,192	874	(1,151)	(1,002)		41		182	0		0	511	10,647

of which interest rate products	1,529	173	(150)	296		52		169	0		0	67	2,136

of which equity/index-related products	3,298	152	(282)	(724)		63		565	0		0	151	3,223

of which credit derivatives	4,339	489	(582)	(377)		(70)		(876)	0		0	200	3,123

Other	2,310	370	(601)	74		(1)		52	0		0	105	2,309

Trading assets	25,970	2,741	(3,382)	(3,418)		129		870	0		(1)	1,228	24,137

Investment securities	86	0	0	356		0		4	0		0	(3)	443

Equity	12,205	143	(350)	(266)		0		3	29		180	489	12,433

Life finance instruments	2,048	0	0	(38)		0		130	0		0	94	2,234

Other investments	14,253	143	(350)	(304)		0		133	29		180	583	14,667

Loans	11,079	835	(312)	155		7		(42)	0		9	481	12,212

of which commercial and industrial loans	8,346	251	(113)	(1,537)		3		(275)	0		9	366	7,050

of which financial institutions	2,454	180	(95)	1,598		4		231	0		0	103	4,475

Other intangible assets	30	0	0	87		0		0	0		(28)	1	90

Other assets	6,744	1,484	(1,309)	7,772		31		899	0		18	273	15,912

of which loans held-for-sale	6,220	1,457	(1,287)	7,857		31		931	0		21	250	15,480

Total assets at fair value	59,676	5,203	(5,353)	4,648		167		1,863	29		178	2,633	69,044

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	206	0	0	(217)		0		0	0		0	11	0

Trading liabilities	11,951	909	(1,498)	(2,359)		234		(529)	0		0	557	9,265

of which interest rate derivatives	1,786	128	(142)	(210)		(16)		274	0		0	81	1,901

of which foreign exchange derivatives	2,936	59	(15)	(1,126)		(1)		(84)	0		0	140	1,909

of which equity/index-related derivatives	3,635	253	(468)	(478)		185		(363)	0		0	170	2,934

of which credit derivatives	1,996	444	(567)	(351)		36		(540)	0		0	96	1,114

Short-term borrowings	164	12	(14)	160		0		(40)	0		0	6	288

Long-term debt	16,646	1,532	(2,156)	6,513		(256)		799	0		0	753	23,831

of which structured notes over two years	14,781	1,086	(1,996)	(1,231)		(126)		(756)	0		0	690	12,448

of which nonrecourse liabilities	0	350	(16)	8,928		(126)		1,558	0		0	(29)	10,665

Other liabilities	3,995	145	(67)	508		(4)		(403)	0		46	174	4,394

of which failed sales	1,932	106	(28)	668		(4)		(373)	0		0	86	2,387

Total liabilities at fair value	32,962	2,598	(3,735)	4,605		(26)		(173)	0		46	1,501	37,778

Net assets/liabilities at fair value	26,714	2,605	(1,618)	43		193		2,036	29		132	1,132	31,266

1 Includes CHF 10.1 billion of level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010. For further information, refer to Note 1 – Summary of significant accounting policies. 2 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

					Trading revenues			Other revenues

6M09	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	On transfers in	On transfers out	On all other	On transfers in	On transfers out	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Debt	19,860	1,256	(2,101)	(6,233)	29	545	(902)	0	0	(6)	748	13,196

Equity	2,187	1,190	(215)	(1,345)	(150)	(3)	(208)	0	0	(2)	134	1,588

Derivatives	24,792	4,090	(5,533)	(10,511)	(1,173)	1,079	1,372	0	0	0	1,069	15,185

Other	4,254	67	(409)	(972)	0	83	429	0	0	(14)	186	3,624

Trading assets	51,093	6,603	(8,258)	(19,061)	(1,294)	1,704	691	0	0	(22)	2,137	33,593

Debt	0	0	0	243	0	0	2	0	0	0	(8)	237

of which foreign government	0	0	0	116	0	0	1	0	0	0	3	120

Equity	0	0	0	133	0	0	1	0	0	0	15	149

Investment securities	0	0	0	376	0	0	3	0	0	0	7	386

Equity	16,933	353	(62)	616	1	0	56	(51)	16	(2,293)	605	16,174

Other	1,942	10	(2)	408	1	0	(220)	0	0	0	50	2,189

Other investments	18,875	363	(64)	1,024	2	0	(164)	(51)	16	(2,293)	655	18,363

Loans	14,309	627	(1,032)	(3,230)	15	(60)	664	0	0	0	594	11,887

Other intangible assets	113	0	0	(22)	0	0	0	0	0	(35)	5	61

Other assets	13,645	652	(1,423)	(2,358)	(134)	207	(939)	0	0	0	471	10,121

Total assets at fair value	98,035	8,245	(10,777)	(23,271)	(1,411)	1,851	255	(51)	16	(2,350)	3,869	74,411

Liabilities (CHF million)

Due to banks	3	0	0	(3)	0	0	0	0	0	0	0	0

Debt	91	94	(13)	(50)	3	2	1	0	0	0	1	129

Equity	34	109	(4)	3	7	(1)	7	0	0	0	(2)	153

Derivatives	23,454	3,576	(6,539)	(5,135)	(880)	944	(2,427)	0	0	0	970	13,963

Other	10	0	0	23	0	0	(33)	0	0	0	0	0

Trading liabilities	23,589	3,779	(6,556)	(5,159)	(870)	945	(2,452)	0	0	0	969	14,245

Short-term borrowings	350	402	(3)	(484)	(4)	(2)	92	0	0	0	25	376

Long-term debt	23,853	1,265	(2,639)	(3,540)	128	126	(280)	0	0	0	918	19,831

Other liabilities	3,251	801	(299)	55	6	(11)	(216)	135	0	(33)	93	3,782

Total liabilities at fair value	51,046	6,247	(9,497)	(9,131)	(740)	1,058	(2,856)	135	0	(33)	2,005	38,234

Net assets/liabilities at fair value	46,989	1,998	(1,280)	(14,140)	(671)	793	3,111	(186)	16	(2,317)	1,864	36,177

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	6M10				6M09

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	2,229	161	2,390	[1]	3,233	(2,487)	746	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	1,897	50	1,947		(4,014)	(2,500)	(6,514)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Nonrecurring fair value changes

end of	2Q10	4Q09

Loans recorded at fair value on a nonrecurring basis (CHF billion)

Loans recorded at fair value on a nonrecurring basis	0.7	1.1

of which level 2	0.1	0.1

of which level 3	0.6	1.0

Difference between the aggregate fair value and the aggregate unpaid principal balance of loans and instruments

	2Q10			4Q09

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-performing loans	44	103	(59)	168	273	(105)

Non-interest-earning loans	988	2,946	(1,958)	1,519	3,763	(2,244)

Financial instruments (CHF million)

Interest-bearing deposits with banks	289	288	1	0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,125	152,260	865	128,303	127,575	728

Loans	23,219	23,815	(596)	36,246	33,672	2,574

Other assets	28,472	46,101	(17,629)	11,991	23,441	(11,450)

Due to banks and customer deposits	(1,318)	(1,310)	(8)	(1,868)	(1,870)	2

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(130,279)	(130,075)	(204)	(122,136)	(122,053)	(83)

Short-term borrowings	(3,304)	(3,512)	208	(3,383)	(3,439)	56

Long-term debt	(92,132)	(104,552)	12,420	(74,513)	(75,767)	1,254

Other liabilities	(5,379)	(8,106)	2,727	(6,197)	(8,531)	2,334

Gains and losses on financial instruments

	6M10		6M09

in	Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Interest-bearing deposits with banks	10	[1]	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	998	[1]	775	[1]

Other trading assets	68	[2]	131	[2]

Other investments	(176)	[3]	610	[3]

of which related to credit risk	(18)		(12)

Loans	(513)	[2]	4,677	[2]

of which related to credit risk	453		3,531

Other assets	1,755	[1]	(549)	[2]

of which related to credit risk	(50)		(1,030)

Due to banks and customer deposits	(12)	[2]	(20)	[1]

of which related to credit risk	0		(9)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	30	[2]	(483)	[1]

Short-term borrowings	109	[2]	(205)	[2]

of which related to credit risk [4]	0		(32)

Long-term debt	1,954	[2]	(3,833)	[2]

of which related to credit risk [4]	1,086		(2,350)

Other liabilities	46	[3]	935	[2]

of which related to credit risk	(34)		1,033

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk is due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF 961 million and CHF (3,074) million in 6M10 and 6M09, respectively.

Fair value, unfunded commitments and term of redemption conditions

end of 2Q10	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	20		13		33	0

Equity funds	65		8,064	[1]	8,129	0

Equity funds sold short	0		(212)		(212)	0

Total funds held in trading assets and liabilities	85		7,865		7,950	0

Debt funds	22		636		658	0

Equity funds	2		233		235	0

Real estate funds	0		2		2	0

Others	0		277		277	0

Hedge funds	24		1,148	[2]	1,172	0

Debt funds	15		0		15	23

Equity funds	4,056		0		4,056	1,356

Real estate funds	262		0		262	77

Others	868		0		868	283

Private equities	5,201		0		5,201	1,739

Equity method investments	1,267		0		1,267	0

Total funds held in other investments	6,492		1,148		7,640	1,739

Total fair value	6,577	[3]	9,013	[4]	15,590	1,739	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 30% is redeemable on a monthly basis with a notice period primarily of more than 30 days and 13% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 70% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 14% is redeemable on demand with a notice period of less than 30 days and 8% is redeemable on an annual basis with a notice period of more than 60 days. 3 Includes CHF 2,921 million attributable to noncontrolling interests. 4 Includes CHF 155 million attributable to noncontrolling interests. 5 Includes CHF 784 million attributable to noncontrolling interests.

end of 4Q09	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	29		65		94	0

Equity funds	121		8,002	[1]	8,123	0

Equity funds sold short	0		(45)		(45)	0

Total funds held in trading assets and liabilities	150		8,022		8,172	0

Debt funds	189		650		839	0

Equity funds	0		205		205	0

Real estate funds	0		129		129	0

Others	1		486		487	0

Hedge funds	190		1,470	[2]	1,660	0

Debt funds	18		0		18	22

Equity funds	3,547		35		3,582	1,648

Real estate funds	251		0		251	85

Others	722		0		722	222

Private equities	4,538		35		4,573	1,977

Equity method investments	1,526		16		1,542	0

Total funds held in other investments	6,254		1,521		7,775	1,977

Total fair value	6,404	[3]	9,543		15,947	1,977	[4]

1 40% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 38% is redeemable on a monthly basis with a notice period primarily of more than 30 days and 13% is redeemable on an annual basis with a notice period of more than 60 days. 2 61% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period of more than 60 days, 23% is redeemable on an annual basis with a notice period of more than 60 days and 9% is redeemable on demand with a notice period of less than 30 days. 3 Includes CHF 2,631 million attributable to noncontrolling interests. 4 Includes CHF 803 million attributable to noncontrolling interests.

Carrying value and estimated fair values of financial instruments

	2Q10		4Q09

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	250,122	250,122	209,499	209,499

Securities received as collateral	42,888	42,888	37,516	37,516

Trading assets	350,093	350,093	332,238	332,238

Investment securities	9,837	9,837	11,232	11,232

Loans	227,205	230,710	237,180	239,756

Other financial assets [1]	228,486	228,526	177,891	177,948

Financial liabilities (CHF million)

Due to banks and deposits	325,222	325,205	322,908	322,897

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	202,934	202,934	191,687	191,687

Obligation to return securities received as collateral	42,888	42,888	37,516	37,516

Trading liabilities	164,437	164,437	133,481	133,481

Short-term borrowings	22,128	22,128	7,645	7,645

Long-term debt	182,710	180,837	159,365	159,093

Other financial liabilities [2]	150,520	150,520	130,180	130,180

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged or assigned (Tables)	6 Months Ended
Jun. 30, 2010
Assets pledged or assigned
Assets pledged or assigned

end of	2Q10	4Q09

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	203,750	222,050

of which assets provided with the right to sell or repledge	136,639	141,634

Fair value of collateral received with the right to sell or repledge	392,423	337,448

of which sold or repledged	343,132	300,665

Subsidiary guarantee information (Tables)	6 Months Ended
Jun. 30, 2010
Subsidiary guarantee information
Condensed Consolidating Statement of Operations

in 2Q10	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	2,288	5,591		7,879	59	121		8,059

Interest expense	(1,453)	(5,357)		(6,810)	(57)	10		(6,857)

Net interest income	835	234		1,069	2	131		1,202

Commissions and fees	1,176	2,168		3,344	3	239		3,586

Trading revenues	(120)	3,674		3,554	0	74		3,628

Other revenues	184	(48)		136	1,555	(1,568)		123

Net revenues	2,075	6,028		8,103	1,560	(1,124)		8,539

Provision for credit losses	1	18		19	0	1		20

Compensation and benefits	1,064	2,804		3,868	26	86		3,980

General and administrative expenses	650	1,386		2,036	(65)	90		2,061

Commission expenses	82	444		526	1	42		569

Total other operating expenses	732	1,830		2,562	(64)	132		2,630

Total operating expenses	1,796	4,634		6,430	(38)	218		6,610

Income/(loss) from continuing operations before taxes	278	1,376		1,654	1,598	(1,343)		1,909

Income tax expense	103	(18)		85	5	97		187

Income/(loss) from continuing operations	175	1,394		1,569	1,593	(1,440)		1,722

Net income/(loss)	175	1,394		1,569	1,593	(1,440)		1,722

Less net income/(loss) attributable to noncontrolling interests	33	81		114	0	15		129

Net income/(loss) attributable to shareholders	142	1,313		1,455	1,593	(1,455)		1,593

of which from continuing operations	142	1,313		1,455	1,593	(1,455)		1,593

1 Includes eliminations and consolidation adjustments.

in 2Q09	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	2,416	5,152		7,568	65	135		7,768

Interest expense	(1,422)	(5,061)		(6,483)	(63)	(2)		(6,548)

Net interest income	994	91		1,085	2	133		1,220

Commissions and fees	908	2,397		3,305	2	235		3,542

Trading revenues	1,550	2,101		3,651	0	(434)		3,217

Other revenues	(18)	643		625	1,584	(1,585)		624

Net revenues	3,434	5,232		8,666	1,588	(1,651)		8,603

Provision for credit losses	11	289		300	0	10		310

Compensation and benefits	1,421	2,826		4,247	29	89		4,365

General and administrative expenses	692	1,206		1,898	(8)	29		1,919

Commission expenses	105	356		461	0	41		502

Total other operating expenses	797	1,562		2,359	(8)	70		2,421

Total operating expenses	2,218	4,388		6,606	21	159		6,786

Income/(loss) from continuing operations before taxes	1,205	555		1,760	1,567	(1,820)		1,507

Income tax expense/(benefit)	506	(351)		155	(4)	(185)		(34)

Income/(loss) from continuing operations	699	906		1,605	1,571	(1,635)		1,541

Income/(loss) from discontinued operations, net of tax	0	13		13	0	0		13

Net income/(loss)	699	919		1,618	1,571	(1,635)		1,554

Less net income/(loss) attributable to noncontrolling interests	(96)	12		(84)	0	67		(17)

Net income/(loss) attributable to shareholders	795	907		1,702	1,571	(1,702)		1,571

of which from continuing operations	795	894		1,689	1,571	(1,702)		1,558

of which from discontinued operations	0	13		13	0	0		13

1 Includes eliminations and consolidation adjustments.

in 6M10	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	4,592	8,917		13,509	117	239		13,865

Interest expense	(2,758)	(7,857)		(10,615)	(114)	13		(10,716)

Net interest income	1,834	1,060		2,894	3	252		3,149

Commissions and fees	2,156	4,346		6,502	5	486		6,993

Trading revenues	512	6,429		6,941	0	139		7,080

Other revenues	311	(14)		297	3,557	(3,524)		330

Net revenues	4,813	11,821		16,634	3,565	(2,647)		17,552

Provision for credit losses	10	(51)		(41)	0	11		(30)

Compensation and benefits	2,260	5,404		7,664	47	162		7,873

General and administrative expenses	1,087	2,625		3,712	(137)	161		3,736

Commission expenses	160	846		1,006	1	82		1,089

Total other operating expenses	1,247	3,471		4,718	(136)	243		4,825

Total operating expenses	3,507	8,875		12,382	(89)	405		12,698

Income/(loss) from continuing operations before taxes	1,296	2,997		4,293	3,654	(3,063)		4,884

Income tax expense	476	405		881	6	139		1,026

Income/(loss) from continuing operations	820	2,592		3,412	3,648	(3,202)		3,858

Income/(loss) from discontinued operations, net of tax	0	(19)		(19)	0	0		(19)

Net income/(loss)	820	2,573		3,393	3,648	(3,202)		3,839

Less net income/(loss) attributable to noncontrolling interests	86	127		213	0	(22)		191

Net income/(loss) attributable to shareholders	734	2,446		3,180	3,648	(3,180)		3,648

of which from continuing operations	734	2,465		3,199	3,648	(3,180)		3,667

of which from discontinued operations	0	(19)		(19)	0	0		(19)

1 Includes eliminations and consolidation adjustments.

in 6M09	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	4,883	9,402		14,285	134	280		14,699

Interest expense	(2,814)	(8,514)		(11,328)	(131)	18		(11,441)

Net interest income	2,069	888		2,957	3	298		3,258

Commissions and fees	1,650	4,364		6,014	5	476		6,495

Trading revenues	2,394	5,774		8,168	0	(54)		8,114

Other revenues	(1,707)	658		(1,049)	3,541	(3,650)		(1,158)

Net revenues	4,406	11,684		16,090	3,549	(2,930)		16,709

Provision for credit losses	15	457		472	0	21		493

Compensation and benefits	2,837	5,711		8,548	4	153		8,705

General and administrative expenses	1,085	2,347		3,432	(19)	55		3,468

Commission expenses	190	698		888	0	81		969

Total other operating expenses	1,275	3,045		4,320	(19)	136		4,437

Total operating expenses	4,112	8,756		12,868	(15)	289		13,142

Income/(loss) from continuing operations before taxes	279	2,471		2,750	3,564	(3,240)		3,074

Income tax expense/(benefit)	757	206		963	(13)	(3)		947

Income/(loss) from continuing operations	(478)	2,265		1,787	3,577	(3,237)		2,127

Income/(loss) from discontinued operations, net of tax	0	(19)		(19)	0	0		(19)

Net income/(loss)	(478)	2,246		1,768	3,577	(3,237)		2,108

Less net income/(loss) attributable to noncontrolling interests	(1,639)	(132)		(1,771)	0	302		(1,469)

Net income/(loss) attributable to shareholders	1,161	2,378		3,539	3,577	(3,539)		3,577

of which from continuing operations	1,161	2,397		3,558	3,577	(3,539)		3,596

of which from discontinued operations	0	(19)		(19)	0	0		(19)

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets

end of 2Q10	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	1,776	76,303		78,079	10	(565)		77,524

Interest-bearing deposits with banks	28,266	(24,126)		4,140	0	(1,909)		2,231

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	142,871	106,625		249,496	0	626		250,122

Securities received as collateral	41,190	1,557		42,747	0	141		42,888

Trading assets	105,603	242,555		348,158	0	1,935		350,093

Investment securities	0	7,777		7,777	0	2,060		9,837

Other investments	11,074	8,297		19,371	36,218	(35,784)		19,805

Net loans	12,932	195,729		208,661	7,174	11,370		227,205

Premises and equipment	1,071	5,121		6,192	0	509		6,701

Goodwill	685	7,762		8,447	0	1,135		9,582

Other intangible assets	118	249		367	0	10		377

Brokerage receivables	22,639	29,054		51,693	0	6		51,699

Other assets	16,306	72,955		89,261	270	284		89,815

Assets of discontinued operations held-for-sale	0	69		69	0	0		69

Total assets	384,531	729,927		1,114,458	43,672	(20,182)		1,137,948

Liabilities and equity (CHF million)

Due to banks	224	49,734		49,958	5,795	(17,931)		37,822

Customer deposits	0	261,467		261,467	0	25,933		287,400

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	125,017	77,915		202,932	0	2		202,934

Obligation to return securities received as collateral	41,190	1,557		42,747	0	141		42,888

Trading liabilities	34,878	129,545		164,423	0	14		164,437

Short-term borrowings	39,578	(19,511)		20,067	0	2,061		22,128

Long-term debt	41,601	139,111		180,712	2,147	(149)		182,710

Brokerage payables	57,848	25,777		83,625	0	(153)		83,472

Other liabilities	13,911	52,228		66,139	97	1,337		67,573

Total liabilities	354,247	717,823		1,072,070	8,039	11,255		1,091,364

Total shareholders' equity	21,718	5,775		27,493	35,633	(27,493)		35,633

Noncontrolling interests	8,566	6,329		14,895	0	(3,944)		10,951

Total equity	30,284	12,104		42,388	35,633	(31,437)		46,584

Total liabilities and equity	384,531	729,927		1,114,458	43,672	(20,182)		1,137,948

1 Includes eliminations and consolidation adjustments.

end of 4Q09	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	1,989	50,546		52,535	11	(689)		51,857

Interest-bearing deposits with banks	26,464	(24,264)		2,200	0	(1,023)		1,177

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	135,573	72,805		208,378	0	1,121		209,499

Securities received as collateral	42,480	(5,109)		37,371	0	145		37,516

Trading assets	127,563	203,744		331,307	0	931		332,238

Investment securities	0	9,190		9,190	29	2,013		11,232

Other investments	11,150	12,397		23,547	40,301	(39,855)		23,993

Net loans	13,011	208,441		221,452	7,746	7,982		237,180

Premises and equipment	968	4,933		5,901	0	535		6,436

Goodwill	654	7,478		8,132	0	1,135		9,267

Other intangible assets	57	261		318	0	10		328

Brokerage receivables	16,654	25,218		41,872	0	88		41,960

Other assets	9,284	58,995		68,279	303	162		68,744

Total assets	385,847	624,635		1,010,482	48,390	(27,445)		1,031,427

Liabilities and equity (CHF million)

Due to banks	143	49,938		50,081	8,015	(21,882)		36,214

Customer deposits	0	258,697		258,697	0	27,997		286,694

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	148,150	43,437		191,587	0	100		191,687

Obligation to return securities received as collateral	42,480	(5,109)		37,371	0	145		37,516

Trading liabilities	31,165	103,710		134,875	0	(1,394)		133,481

Short-term borrowings	45,426	(39,368)		6,058	0	1,587		7,645

Long-term debt	34,886	121,790		156,676	2,722	(33)		159,365

Brokerage payables	41,098	18,034		59,132	0	(167)		58,965

Other liabilities	14,716	55,538		70,254	136	1,142		71,532

Total liabilities	358,064	606,667		964,731	10,873	7,495		983,099

Total shareholders' equity	19,246	11,982		31,228	37,517	(31,228)		37,517

Noncontrolling interests	8,537	5,986		14,523	0	(3,712)		10,811

Total equity	27,783	17,968		45,751	37,517	(34,940)		48,328

Total liabilities and equity	385,847	624,635		1,010,482	48,390	(27,445)		1,031,427

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows

in 6M10	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	40,062	(3,637)		36,425	3,859	(3,469)		36,815

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(589)	(1,013)		(1,602)	0	865		(737)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(1,076)	(29,619)		(30,695)	0	494		(30,201)

Purchase of investment securities	0	(32)		(32)	0	(1,134)		(1,166)

Proceeds from sale of investment securities	0	680		680	0	0		680

Maturities of investment securities	0	590		590	29	1,122		1,741

Investments in subsidiaries and other investments	(94)	(269)		(363)	(408)	311		(460)

Proceeds from sale of other investments	423	513		936	0	118		1,054

(Increase)/decrease in loans	764	3,585		4,349	458	(3,521)		1,286

Proceeds from sales of loans	0	478		478	0	0		478

Capital expenditures for premises and equipment and other intangible assets	(283)	(474)		(757)	0	(7)		(764)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0	0		3

Other, net	34	123		157	0	27		184

Net cash provided by/(used in) investing activities of continuing operations	(821)	(25,435)		(26,256)	79	(1,725)		(27,902)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	74	7,852		7,926	(2,239)	2,071		7,758

Increase/(decrease) in short-term borrowings	(8,036)	16,653		8,617	0	388		9,005

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(30,070)	33,454		3,384	0	(99)		3,285

Issuances of long-term debt	191	28,962		29,153	6	1,464		30,623

Repayments of long-term debt	(1,849)	(24,981)		(26,830)	(483)	(924)		(28,237)

Issuances of common shares	0	0		0	29	0		29

Sale of treasury shares	0	1,528		1,528	21	13,350		14,899

Repurchase of treasury shares	0	(1,281)		(1,281)	(1,316)	(13,835)		(16,432)

Dividends paid/capital repayments	0	(3,159)		(3,159)	(2,378)	2,883		(2,654)

Other, net	140	(3,254)		(3,114)	2,419	23		(672)

Net cash provided by/(used in) financing activities of continuing operations	(39,550)	55,774		16,224	(3,941)	5,321		17,604

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	96	(847)		(751)	2	(3)		(752)

Net cash provided by/(used in) discontinued operations (CHF million)

Net cash provided by/(used in) discontinued operations	0	(98)		(98)	0	0		(98)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(213)	25,757		25,544	(1)	124		25,667

Cash and due from banks at beginning of period	1,989	50,546		52,535	11	(689)		51,857

Cash and due from banks at end of period	1,776	76,303		78,079	10	(565)		77,524

1 Includes eliminations and consolidation adjustments.

in 6M09	Credit Suisse (USA), Inc.	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	(24,999)	11,983		(13,016)	3,545	(3,605)		(13,076)

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	6,559	(5,040)		1,519	(1,038)	(495)		(14)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	39,413	(3,238)		36,175	0	494		36,669

Purchase of investment securities	0	(123)		(123)	0	(1,064)		(1,187)

Proceeds from sale of investment securities	0	18		18	0	0		18

Maturities of investment securities	0	1,583		1,583	0	250		1,833

Investments in subsidiaries and other investments	(362)	12		(350)	(3,380)	3,365		(365)

Proceeds from sale of other investments	332	742		1,074	832	(823)		1,083

(Increase)/decrease in loans	(11,816)	18,661		6,845	(576)	(542)		5,727

Proceeds from sales of loans	0	376		376	0	0		376

Capital expenditures for premises and equipment and other intangible assets	(87)	(401)		(488)	0	(6)		(494)

Proceeds from sale of premises and equipment and other intangible assets	1	1		2	0	0		2

Other, net	48	(11)		37	(11)	37		63

Net cash provided by/(used in) investing activities of continuing operations	34,088	12,580		46,668	(4,173)	1,216		43,711

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(276)	(24,433)		(24,709)	(610)	1,231		(24,088)

Increase/(decrease) in short-term borrowings	15,564	(8,835)		6,729	0	240		6,969

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(17,961)	(17,675)		(35,636)	0	585		(35,051)

Issuances of long-term debt	262	21,430		21,692	12	726		22,430

Repayments of long-term debt	(5,795)	(29,979)		(35,774)	0	(376)		(36,150)

Issuances of common shares	0	0		0	4	1		5

Sale of treasury shares	0	785		785	671	6,329		7,785

Repurchase of treasury shares	0	(1,165)		(1,165)	(1,039)	(5,968)		(8,172)

Dividends paid/capital repayments	(3)	(121)		(124)	(111)	9		(226)

Other, net	(1,713)	(525)		(2,238)	654	216		(1,368)

Net cash provided by/(used in) financing activities of continuing operations	(9,922)	(60,518)		(70,440)	(419)	2,993		(67,866)

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	77	2,389		2,466	1,037	(1,029)		2,474

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(756)	(33,566)		(34,322)	(10)	(425)		(34,757)

Cash and due from banks at beginning of period	2,638	87,883		90,521	14	(500)		90,035

Cash and due from banks at end of period	1,882	54,317		56,199	4	(925)		55,278

1 Includes eliminations and consolidation adjustments.

Summary of significant accounting policies (Detail) (CHF)	12 Months Ended
Dec. 31, 2009
Summary of significant accounting policies
Increase to consolidated balance sheets resulting from adoption of ASU 2009-17	15,000,000,000
Reduction in total shareholders' equity resulting from adoption of ASU 2009-17	2,200,000,000

Discontinued operations (Detail) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009	Sep. 30, 2009
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax	0	(19)	13	(19)	(19)
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax	0	(19)	13	(19)	(19)
Shares of Aberdeen Asset Management received for the sale of a portion of the traditional investments business (in million shares)						240
Ownership percentage in Aberdeen Asset Management (in hundredths)		0.217				0.239
Assets of discontinued operations held-for-sale	69	95	1,037	69	1,037
QoQ Percent Change
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax, % Change (in hundredths)	1
QoQ Percent Change | Portion of business sold to Aberdeen Asset Management
Income/(loss) from discontinued operations (CHF million)
Net revenues, % Change (in hundredths)	1
Income/(loss) from discontinued operations before taxes, % Change (in hundredths)	1
Income/(loss) from discontinued operations, net of tax, % Change (in hundredths)	1
YoY Percent Change
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax, % Change (in hundredths)	(1)			0
YoY Percent Change | Portion of business sold to Aberdeen Asset Management
Income/(loss) from discontinued operations (CHF million)
Net revenues, % Change (in hundredths)	(1)
Total expenses, % Change (in hundredths)	1			1
Income/(loss) from discontinued operations before taxes, % Change (in hundredths)	1			(0.82)
Gain/(loss) on disposal, % Change (in hundredths)	(1)			(1)
Income tax expense/(benefit), % Change (in hundredths)	(1)			1
Income/(loss) from discontinued operations, net of tax, % Change (in hundredths)	(1)			0
Portion of business sold to Aberdeen Asset Management
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax	0	(19)	13	(19)	(19)
Income/(loss) from discontinued operations (CHF million)
Net revenues	0	(19)	13	(19)	56
Total expenses	0	0	(74)	0	(160)
Income/(loss) from discontinued operations before taxes	0	(19)	(61)	(19)	(104)
Gain/(loss) on disposal	0	0	75	0	75
Income tax expense/(benefit)	0	0	1	0	(10)
Income/(loss) from discontinued operations, net of tax	0	(19)	13	(19)	(19)

Segment reporting (Detail) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Segment reporting
Number of segments				3
Segment Reporting Information
Net revenues	8,539	9,013	8,603	17,552	16,709
Income from continuing operations before taxes	1,909	2,975	1,507	4,884	3,074
QoQ Percent Change
Segment Reporting Information
Net revenues, % Change (in hundredths)	(0.05)
Income from continuing operations before taxes, % Change (in hundredths)	(0.36)
QoQ Percent Change | Private Banking
Segment Reporting Information
Net revenues, % Change (in hundredths)	0.03
Income from continuing operations before taxes, % Change (in hundredths)	(0.02)
QoQ Percent Change | Investment Banking
Segment Reporting Information
Net revenues, % Change (in hundredths)	(0.21)
Income from continuing operations before taxes, % Change (in hundredths)	(0.56)
QoQ Percent Change | Asset Management
Segment Reporting Information
Net revenues, % Change (in hundredths)	(0.2)
Income from continuing operations before taxes, % Change (in hundredths)	(0.87)
QoQ Percent Change | Corporate Center
Segment Reporting Information
Net revenues, % Change (in hundredths)	2.87
Income from continuing operations before taxes, % Change (in hundredths)	0.54
QoQ Percent Change | Noncontrolling interests without significant economic interest
Segment Reporting Information
Net revenues, % Change (in hundredths)	1.29
Income from continuing operations before taxes, % Change (in hundredths)	1.51
YoY Percent Change
Segment Reporting Information
Net revenues, % Change (in hundredths)	(0.01)			0.05
Income from continuing operations before taxes, % Change (in hundredths)	0.27			0.59
YoY Percent Change | Private Banking
Segment Reporting Information
Net revenues, % Change (in hundredths)	0.01			0.01
Income from continuing operations before taxes, % Change (in hundredths)	(0.07)			(0.08)
YoY Percent Change | Investment Banking
Segment Reporting Information
Net revenues, % Change (in hundredths)	(0.32)			(0.25)
Income from continuing operations before taxes, % Change (in hundredths)	(0.53)			(0.37)
YoY Percent Change | Asset Management
Segment Reporting Information
Net revenues, % Change (in hundredths)	0.16			1.58
Income from continuing operations before taxes, % Change (in hundredths)	(0.6)
Ytd Percent Change
Segment Reporting Information
Net revenues				0
Net revenues, % Change (in hundredths)				0
Income from continuing operations before taxes				0
Income from continuing operations before taxes, % Change (in hundredths)				0
Private Banking
Segment Reporting Information
Net revenues	2,991	2,900	2,951	5,891	5,829
Income from continuing operations before taxes	874	892	935	1,766	1,927
Investment Banking
Segment Reporting Information
Net revenues	4,099	5,216	6,011	9,315	12,453
Income from continuing operations before taxes	784	1,794	1,655	2,578	4,069
Asset Management
Segment Reporting Information
Net revenues	502	631	434	1,133	440
Income from continuing operations before taxes	22	166	55	188	(435)
Corporate Center
Segment Reporting Information
Net revenues	828	214	(786)	1,042	(555)
Income from continuing operations before taxes	126	82	(1,081)	208	(943)
Noncontrolling interests without significant economic interest
Segment Reporting Information
Net revenues	119	52	(7)	171	(1,458)
Income from continuing operations before taxes	103	41	(57)	144	(1,544)

Segment reporting (Detail 2) (CHF) In Millions	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Segment Reporting Information
Total assets	1,137,948	1,073,803	1,031,427	1,092,904
QoQ Percent Change
Segment Reporting Information
Total assets, % Change (in hundredths)	0.06
QoQ Percent Change | Private Banking
Segment Reporting Information
Total assets, % Change (in hundredths)	0.02
QoQ Percent Change | Investment Banking
Segment Reporting Information
Total assets, % Change (in hundredths)	0.07
QoQ Percent Change | Asset Management
Segment Reporting Information
Total assets, % Change (in hundredths)	(0.03)
QoQ Percent Change | Corporate Center
Segment Reporting Information
Total assets, % Change (in hundredths)	(0.02)
QoQ Percent Change | Noncontrolling interests without significant economic interest
Segment Reporting Information
Total assets, % Change (in hundredths)	(0.04)
YoY Percent Change
Segment Reporting Information
Total assets, % Change (in hundredths)	0.04
YoY Percent Change | Private Banking
Segment Reporting Information
Total assets, % Change (in hundredths)	(0.05)
YoY Percent Change | Investment Banking
Segment Reporting Information
Total assets, % Change (in hundredths)	0.03
YoY Percent Change | Asset Management
Segment Reporting Information
Total assets, % Change (in hundredths)	0.72
YoY Percent Change | Corporate Center
Segment Reporting Information
Total assets, % Change (in hundredths)	(0.17)
YoY Percent Change | Noncontrolling interests without significant economic interest
Segment Reporting Information
Total assets, % Change (in hundredths)	(0.32)
Ytd Percent Change
Segment Reporting Information
Total assets, % Change (in hundredths)	0.1
Ytd Percent Change | Private Banking
Segment Reporting Information
Total assets, % Change (in hundredths)	0.02
Ytd Percent Change | Investment Banking
Segment Reporting Information
Total assets, % Change (in hundredths)	0.11
Ytd Percent Change | Asset Management
Segment Reporting Information
Total assets, % Change (in hundredths)	0.48
Ytd Percent Change | Corporate Center
Segment Reporting Information
Total assets, % Change (in hundredths)	(0.03)
Ytd Percent Change | Noncontrolling interests without significant economic interest
Segment Reporting Information
Total assets, % Change (in hundredths)	0.01
Private Banking
Segment Reporting Information
Total assets	351,009	345,083	345,488	367,693
Investment Banking
Segment Reporting Information
Total assets	905,208	849,187	819,081	883,014
Asset Management
Segment Reporting Information
Total assets	28,519	29,533	19,289	16,557
Corporate Center
Segment Reporting Information
Total assets	(156,232)	(159,790)	(161,826)	(188,171)
Noncontrolling interests without significant economic interest
Segment Reporting Information
Total assets	9,444	9,790	9,395	13,811

Net Interest Income (Detail) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Net interest income (CHF million)
Loans	1,371	1,346	1,628	2,717	3,339
Investment securities	22	27	66	49	162
Trading assets	5,085	2,954	4,612	8,039	7,747
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	656	552	843	1,208	2,010
Other	925	927	619	1,852	1,441
Interest and dividend income	8,059	5,806	7,768	13,865	14,699
Deposits	(398)	(368)	(778)	(766)	(1,839)
Short-term borrowings	(17)	(15)	(66)	(32)	(144)
Trading liabilities	(4,305)	(1,440)	(3,511)	(5,745)	(4,848)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(365)	(351)	(778)	(716)	(1,576)
Long-term debt	(1,696)	(1,617)	(1,285)	(3,313)	(2,640)
Other	(76)	(68)	(130)	(144)	(394)
Interest expense	(6,857)	(3,859)	(6,548)	(10,716)	(11,441)
Net interest income	1,202	1,947	1,220	3,149	3,258
QoQ Percent Change
Net interest income (CHF million)
Loans, % Change (in hundredths)	0.02
Investment securities, % change (in hundredths)	(0.19)
Trading assets, % change (in hundredths)	0.72
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, % change (in hundredths)	0.19
Other, % change (in hundredths)	0
Interest and dividend income, % Change (in hundredths)	0.39
Deposits, % change (in hundredths)	0.08
Short-term borrowings, % change (in hundredths)	0.13
Trading liabilities, % change (in hundredths)	1.99
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, % change (in hundredths)	0.04
Long-term debt, % change (in hundredths)	0.05
Other, % change (in hundredths)	0.12
Interest expense, % Change (in hundredths)	0.78
Net interest income, % Change (in hundredths)	(0.38)
YoY Percent Change
Net interest income (CHF million)
Loans, % Change (in hundredths)	(0.16)			(0.19)
Investment securities, % change (in hundredths)	(0.67)			(0.7)
Trading assets, % change (in hundredths)	0.1			0.04
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, % change (in hundredths)	(0.22)			(0.4)
Other, % change (in hundredths)	0.49			0.29
Interest and dividend income, % Change (in hundredths)	0.04			(0.06)
Deposits, % change (in hundredths)	(0.49)			(0.58)
Short-term borrowings, % change (in hundredths)	(0.74)			(0.78)
Trading liabilities, % change (in hundredths)	0.23			0.19
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, % change (in hundredths)	(0.53)			(0.55)
Long-term debt, % change (in hundredths)	0.32			0.25
Other, % change (in hundredths)	(0.42)			(0.63)
Interest expense, % Change (in hundredths)	0.05			(0.06)
Net interest income, % Change (in hundredths)	(0.01)			(0.03)

Commissions and Fees (Detail) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Commissions and fees
Commissions and fees	3,586	3,407	3,542	6,993	6,495
QoQ Percent Change
Commissions and fees
Commissions and fees, % Change (in hundredths)	0.05
QoQ Percent Change | Lending business
Commissions and fees
Commissions and fees, % Change (in hundredths)	0.23
QoQ Percent Change | Investment and portfolio management
Commissions and fees
Commissions and fees, % Change (in hundredths)	(0.05)
QoQ Percent Change | Other securities business
Commissions and fees
Commissions and fees, % Change (in hundredths)	(0.1)
QoQ Percent Change | Fiduciary business
Commissions and fees
Commissions and fees, % Change (in hundredths)	(0.05)
QoQ Percent Change | Underwriting
Commissions and fees
Commissions and fees, % Change (in hundredths)	(0.05)
QoQ Percent Change | Brokerage
Commissions and fees
Commissions and fees, % Change (in hundredths)	0.06
QoQ Percent Change | Underwriting and brokerage
Commissions and fees
Commissions and fees, % Change (in hundredths)	0.02
QoQ Percent Change | Other services
Commissions and fees
Commissions and fees, % Change (in hundredths)	0.3
YoY Percent Change
Commissions and fees
Commissions and fees, % Change (in hundredths)	0.01			0.08
YoY Percent Change | Lending business
Commissions and fees
Commissions and fees, % Change (in hundredths)	0.28			0.06
YoY Percent Change | Investment and portfolio management
Commissions and fees
Commissions and fees, % Change (in hundredths)	0.04			0.06
YoY Percent Change | Other securities business
Commissions and fees
Commissions and fees, % Change (in hundredths)	(0.47)			(0.51)
YoY Percent Change | Fiduciary business
Commissions and fees
Commissions and fees, % Change (in hundredths)	0.02			0.04
YoY Percent Change | Underwriting
Commissions and fees
Commissions and fees, % Change (in hundredths)	(0.31)			0.07
YoY Percent Change | Brokerage
Commissions and fees
Commissions and fees, % Change (in hundredths)	(0.01)			0.05
YoY Percent Change | Underwriting and brokerage
Commissions and fees
Commissions and fees, % Change (in hundredths)	(0.13)			0.06
YoY Percent Change | Other services
Commissions and fees
Commissions and fees, % Change (in hundredths)	0.49			0.25
Lending business
Commissions and fees
Commissions and fees	327	266	256	593	558
Investment and portfolio management
Commissions and fees
Commissions and fees	1,043	1,098	1,004	2,141	2,021
Other securities business
Commissions and fees
Commissions and fees	19	21	36	40	81
Fiduciary business
Commissions and fees
Commissions and fees	1,062	1,119	1,040	2,181	2,102
Underwriting
Commissions and fees
Commissions and fees	513	538	743	1,051	986
Brokerage
Commissions and fees
Commissions and fees	1,094	1,030	1,108	2,124	2,014
Underwriting and brokerage
Commissions and fees
Commissions and fees	1,607	1,568	1,851	3,175	3,000
Other services
Commissions and fees
Commissions and fees	590	454	395	1,044	835

Trading revenues (Detail) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Trading revenues (CHF million)
Trading revenues	3,628	3,452	3,217	7,080	8,114
QoQ Percent Change
Trading revenues (CHF million)
Trading revenues, % Change (in hundredths)	0.05
QoQ Percent Change | Interest rate products
Trading revenues (CHF million)
Trading revenues, % Change (in hundredths)	(0.81)
QoQ Percent Change | Foreign exchange products
Trading revenues (CHF million)
Trading revenues, % Change (in hundredths)	0.65
QoQ Percent Change | Equity/index-related products
Trading revenues (CHF million)
Trading revenues, % Change (in hundredths)	2.71
YoY Percent Change
Trading revenues (CHF million)
Trading revenues, % Change (in hundredths)	0.13			(0.13)
YoY Percent Change | Interest rate products
Trading revenues (CHF million)
Trading revenues, % Change (in hundredths)	(0.88)			(0.43)
YoY Percent Change | Equity/index-related products
Trading revenues (CHF million)
Trading revenues, % Change (in hundredths)	(0.24)			(0.39)
YoY Percent Change | Credit products
Trading revenues (CHF million)
Trading revenues, % Change (in hundredths)				(0.98)
YoY Percent Change | Commodity, emission and energy products
Trading revenues (CHF million)
Trading revenues, % Change (in hundredths)	(0.82)
Interest rate products
Trading revenues (CHF million)
Trading revenues	526	2,784	4,287	3,310	5,773
Foreign exchange products
Trading revenues (CHF million)
Trading revenues	1,088	659	(103)	1,747	(66)
Equity/index-related products
Trading revenues (CHF million)
Trading revenues	1,715	462	2,249	2,177	3,575
Credit products
Trading revenues (CHF million)
Trading revenues	462	(496)	(3,881)	(34)	(2,146)
Commodity, emission and energy products
Trading revenues (CHF million)
Trading revenues	28	(66)	155	(38)	369
Other products
Trading revenues (CHF million)
Trading revenues	(191)	109	510	(82)	609

Other revenues (Detail) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Other Revenues (CHF Million)
Noncontrolling interests without significant economic interest	143	17	(45)	160	(1,554)
Loans held-for-sale	(1)	(71)	(49)	(72)	(134)
Long-lived assets held-for-sale	(69)	(23)	5	(92)	6
Equity method investments	55	66	22	59	(26)
Other investments	(142)	56	511	(86)	179
Other	137	162	180	299	309
Other revenues	123	207	624	330	(1,158)
QoQ Percent Change
Other revenues, % Change
Loans held-for-sale, % Change (in hundredths)	(0.99)
Long-lived assets held-for-sale, % Change (in hundredths)	2
Equity method investments, % Change (in hundredths)	(0.17)
Other, % Change (in hundredths)	(0.15)
Other revenues, % Change (in hundredths)	(0.41)
YoY Percent Change
Other revenues, % Change
Loans held-for-sale, % Change (in hundredths)	(0.98)			(0.46)
Equity method investments, % Change (in hundredths)	1.5			2.36
Other, % Change (in hundredths)	(0.24)			(0.03)
Other revenues, % Change (in hundredths)	(0.8)

Provision for credit losses (Detail) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Provision for credit losses (CHF million)
Provision for loan losses	7	(24)	193	(17)	311
Provision for lending-related and other exposures	13	(26)	117	(13)	182
Provision for credit losses	20	(50)	310	(30)	493
YoY Percent Change
Provision for credit losses (CHF million)
Provision for loan losses, % Change (in hundredths)	(0.96)
Provision for lending-related and other exposures, % Change (in hundredths)	(0.89)
Provision for credit losses, % Change (in hundredths)	(0.94)

Compensation and benefits (Detail) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Compensation and benefits (CHF million)
Salaries and variable compensation	3,011	3,458	3,933	6,469	7,798
Social security	321	245	291	566	576
Other	648	190	141	838	331
Compensation and benefits	3,980	3,893	4,365	7,873	8,705
QoQ Percent Change
Compensation and benefits (CHF million)
Salaries and variable compensation, % change (in hundredths)	(0.13)
Social security, % change (in hundredths)	0.31
Other, % change (in hundredths)	2.41
Compensation and benefits, % Change (in hundredths)	0.02
YoY Percent Change
Compensation and benefits (CHF million)
Salaries and variable compensation, % change (in hundredths)	(0.23)			(0.17)
Social security, % change (in hundredths)	0.1			(0.02)
Other, % change (in hundredths)	3.6			1.53
Compensation and benefits, % Change (in hundredths)	(0.09)			(0.1)

General and administrative expenses (Detail) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
General and Administrative Expenses (CHF million)
Occupancy expenses	308	287	300	595	594
IT, machinery, etc.	346	331	291	677	585
Provisions and losses	265	80	447	345	575
Travel and entertainment	130	112	101	242	198
Professional services	606	457	409	1,063	767
Amortization and impairment of other intangible assets	9	9	11	18	21
Other	397	399	360	796	728
General and administrative expenses	2,061	1,675	1,919	3,736	3,468
QoQ Percent Change
General and Administrative Expenses (CHF million)
Occupancy expenses, % change (in hundredths)	0.07
IT, machinery, etc., % change (in hundredths)	0.05
Provisions and losses, % change (in hundredths)	2.31
Travel and entertainment, % change (in hundredths)	0.16
Professional services, % change (in hundredths)	0.33
Amortization and impairment of other intangible assets, % change (in hundredths)	0
Other, % change (in hundredths)	(0.01)
General and administrative expenses, % Change (in hundredths)	0.23
YoY Percent Change
General and Administrative Expenses (CHF million)
Occupancy expenses, % change (in hundredths)	0.03			0
IT, machinery, etc., % change (in hundredths)	0.19			0.16
Provisions and losses, % change (in hundredths)	(0.41)			(0.4)
Travel and entertainment, % change (in hundredths)	0.29			0.22
Professional services, % change (in hundredths)	0.48			0.39
Amortization and impairment of other intangible assets, % change (in hundredths)	(0.18)			(0.14)
Other, % change (in hundredths)	0.1			0.09
General and administrative expenses, % Change (in hundredths)	0.07			0.08

Earnings per share (Detail) (CHF) In Millions, except Per Share data	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Net income attributable to shareholders (CHF million)
Income from continuing operations	1,593	2,074	1,558	3,667	3,596
Income from discontinued operations, net of tax	0	(19)	13	(19)	(19)
Net income attributable to shareholders	1,593	2,055	1,571	3,648	3,577
Preferred securities dividends	(67)		(67)	(67)	(67)
Net income attributable to shareholders for basic earnings per share	1,526	2,055	1,504	3,581	3,510
Available for common shares, basic	1,392	1,954	1,411	3,389	3,288
Available for unvested share-based payment awards	134	101	93	192	222
Net income attributable to shareholders for diluted earnings per share	1,526	2,055	1,504	3,581	3,510
Available for common shares, diluted	1,392	1,955	1,413	3,390	3,290
Available for unvested share-based payment awards	134	100	91	191	220
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares	1,208.1	1,194.4	1,173.8	1,201.2	1,172.6
Dilutive share options and warrants	5.5	6.4	5.8	5.9	5.5
Dilutive share awards	0.4	1	17.7	0.7	8.8
Weighted-average shares outstanding for diluted earnings per share available for common shares	1,214	1,201.8	1,197.3	1,207.8	1,186.9
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	69.8	61.1	78.3	65.4	79.4
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share)	1.15	1.66	1.19	2.84	2.82
Basic earnings per share from discontinued operations (in CHF per share)	0	(0.02)	0.01	(0.02)	(0.02)
Basic earnings per share (in CHF per share)	1.15	1.64	1.2	2.82	2.8
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	1.15	1.65	1.17	2.83	2.79
Diluted earnings per share from discontinued operations (in CHF per share)	0	(0.02)	0.01	(0.02)	(0.02)
Diluted earnings per share (in CHF per share)	1.15	1.63	1.18	2.81	2.77
Weighted-average potential dilutive common shares	45.1	46.1	54.2	45.6	59.7
QoQ Percent Change
Net income attributable to shareholders (CHF million)
Income from continuing operations, % change (in hundredths)	(0.23)
Income from discontinued operations, % change (in hundredths)	1
Net income attributable to shareholders, % Change (in hundredths)	(0.22)
Net income attributable to shareholders for basic earnings per share, % change (in hundredths)	(0.26)
Available for common shares,% change (in hundredths)	(0.29)
Available for unvested share-based payment awards,% change (in hundredths)	0.33
Net income attributable to shareholders for diluted earnings per share, % change QoQ (in hundredths)	(0.26)
Available for common shares,% change (in hundredths)	(0.29)
Available for unvested share-based payment awards,% change (in hundredths)	0.34
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares, % change (in hundredths)	0.01
Dilutive share options and warrants,% change (in hundredths)	(0.14)
Dilutive share awards, % change (in hundredths)	(0.6)
Weighted-average shares outstanding for diluted earnings per share available for common shares, % change (in hundredths)	0.01
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards, % change (in hundredths)	0.14
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share), % Change (in hundredths)	(0.31)
Basic earnings per share from discontinued operations (in CHF per share), % Change (in hundredths)	1
Basic earnings per share (in CHF per share), % Change (in hundredths)	(0.3)
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share), % Change (in hundredths)	(0.3)
Diluted earnings per share from discontinued operations (in CHF per share), % Change (in hundredths)	1
Diluted earnings per share (in CHF per share), % Change (in hundredths)	(0.29)
YoY Percent Change
Net income attributable to shareholders (CHF million)
Income from continuing operations, % change (in hundredths)	0.02			0.02
Income from discontinued operations, % change (in hundredths)	(1)			0
Net income attributable to shareholders, % Change (in hundredths)	0.01			0.02
Preferred securities dividends, % change, (in hundredths)	0			0
Net income attributable to shareholders for basic earnings per share, % change (in hundredths)	0.01			0.02
Available for common shares,% change (in hundredths)	(0.01)			0.03
Available for unvested share-based payment awards,% change (in hundredths)	0.44			(0.14)
Net income attributable to shareholders for diluted earnings per share, % change QoQ (in hundredths)	0.01			0.02
Available for common shares,% change (in hundredths)	(0.01)			0.03
Available for unvested share-based payment awards,% change (in hundredths)	0.47			(0.13)
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares, % change (in hundredths)	0.03			0.02
Dilutive share options and warrants,% change (in hundredths)	(0.05)			0.07
Dilutive share awards, % change (in hundredths)	(0.98)			(0.92)
Weighted-average shares outstanding for diluted earnings per share available for common shares, % change (in hundredths)	0.01			0.02
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards, % change (in hundredths)	(0.11)			(0.18)
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share), % Change (in hundredths)	(0.03)			0.01
Basic earnings per share from discontinued operations (in CHF per share), % Change (in hundredths)	(1)			0
Basic earnings per share (in CHF per share), % Change (in hundredths)	(0.04)			0.01
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share), % Change (in hundredths)	(0.02)			0.01
Diluted earnings per share from discontinued operations (in CHF per share), % Change (in hundredths)	(1)			0
Diluted earnings per share (in CHF per share), % Change (in hundredths)	(0.03)			0.01

Trading assets and liabilities (Details) (CHF) In Millions	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Schedule of Trading Assets and Liabilities
Trading assets	350,093	340,904	332,238	333,860
Trading liabilities	164,437	156,151	133,481	136,331
QoQ Percent Change
Schedule of Trading Assets and Liabilities
Trading assets, at fair value, % Change (in hundredths)	0.03
Trading liabilities, at fair value, % Change (in hundredths)	0.05
QoQ Percent Change | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets, at fair value, % Change (in hundredths)	(0.08)
QoQ Percent Change | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets, at fair value, % Change (in hundredths)	0.01
QoQ Percent Change | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets, at fair value, % Change (in hundredths)	0.42
Trading liabilities, at fair value, % Change (in hundredths)	0.39
QoQ Percent Change | Other.
Schedule of Trading Assets and Liabilities
Trading assets, at fair value, % Change (in hundredths)	(0.03)
QoQ Percent Change | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities, at fair value, % Change (in hundredths)	(0.15)
YoY Percent Change
Schedule of Trading Assets and Liabilities
Trading assets, at fair value, % Change (in hundredths)	0.05
Trading liabilities, at fair value, % Change (in hundredths)	0.21
YoY Percent Change | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets, at fair value, % Change (in hundredths)	(0.08)
YoY Percent Change | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets, at fair value, % Change (in hundredths)	0.22
YoY Percent Change | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets, at fair value, % Change (in hundredths)	0.09
Trading liabilities, at fair value, % Change (in hundredths)	0.31
YoY Percent Change | Other.
Schedule of Trading Assets and Liabilities
Trading assets, at fair value, % Change (in hundredths)	0.52
YoY Percent Change | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities, at fair value, % Change (in hundredths)	0.12
Ytd Percent Change
Schedule of Trading Assets and Liabilities
Trading assets, at fair value, % Change (in hundredths)	0.05
Trading liabilities, at fair value, % Change (in hundredths)	0.23
Ytd Percent Change | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets, at fair value, % Change (in hundredths)	0.03
Ytd Percent Change | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets, at fair value, % Change (in hundredths)	(0.08)
Ytd Percent Change | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets, at fair value, % Change (in hundredths)	0.37
Trading liabilities, at fair value, % Change (in hundredths)	0.43
Ytd Percent Change | Other.
Schedule of Trading Assets and Liabilities
Trading assets, at fair value, % Change (in hundredths)	0.08
Ytd Percent Change | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities, at fair value, % Change (in hundredths)	0.09
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	163,572	176,966	159,415	176,843
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	92,203	91,403	100,531	75,495
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	75,786	53,412	55,131	69,333
Trading liabilities	80,651	57,977	56,535	61,754
Other.
Schedule of Trading Assets and Liabilities
Trading assets	18,532	19,123	17,161	12,189
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	83,786	98,174	76,946	74,577

Trading assets and liabilities (Detail 2) (CHF) In Millions	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Cash Collateral Receivables (CHF million)
Receivables netted against derivative positions	43,030	35,397	32,231	41,725
Receivables not netted	16,195	12,218	16,025	15,975
Total cash collateral receivables	59,225	47,615	48,256	57,700
Cash Collateral Payables (CHF million)
Payables netted against derivative positions	37,083	34,001	28,808	30,855
Payables not netted	15,918	14,428	18,905	19,775
Total cash collateral payables	53,001	48,429	47,713	50,630
QoQ Percent Change
Cash Collateral Receivables (CHF million)
Receivables netted against derivative positions, % Change (in hundredths)	0.22
Receivables not netted, % Change (in hundredths)	0.33
Total cash collateral receivables, % Change (in hundredths)	0.24
Cash Collateral Payables (CHF million)
Payables netted against derivative positions, % Change (in hundredths)	0.09
Payables not netted, % Change (in hundredths)	0.1
Total cash collateral payables, % Change (in hundredths)	0.09
YoY Percent Change
Cash Collateral Receivables (CHF million)
Receivables netted against derivative positions, % Change (in hundredths)	0.03
Receivables not netted, % Change (in hundredths)	0.01
Total cash collateral receivables, % Change (in hundredths)	0.03
Cash Collateral Payables (CHF million)
Payables netted against derivative positions, % Change (in hundredths)	0.2
Payables not netted, % Change (in hundredths)	(0.2)
Total cash collateral payables, % Change (in hundredths)	0.05
Ytd Percent Change
Cash Collateral Receivables (CHF million)
Receivables netted against derivative positions, % Change (in hundredths)	0.34
Receivables not netted, % Change (in hundredths)	0.01
Total cash collateral receivables, % Change (in hundredths)	0.23
Cash Collateral Payables (CHF million)
Payables netted against derivative positions, % Change (in hundredths)	0.29
Payables not netted, % Change (in hundredths)	(0.16)
Total cash collateral payables, % Change (in hundredths)	0.11

Investment securities (Detail) (CHF) In Millions	Jun. 30, 2010	Dec. 31, 2009
Investment securities summary
Debt securities held-to-maturity	420	439
Securities available-for-sale	9,417	10,793
Total investment securities	9,837	11,232
Ytd Percent Change
Investment securities summary
Debt securities held-to-maturity, % Change (in hundredths)	(0.04)
Securities available-for-sale, % Change (in hundredths)	(0.13)
Total investment securities, % Change (in hundredths)	(0.12)

Investment securities (Detail 2) (CHF) In Millions	3 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
Held-to-maturity securities.
Amortized cost	420	439
Available-for-sale securities
Amortized cost	9,009	10,461
Gross unrealized gains	414	341
Gross unrealized losses	6	9
Fair value	9,417	10,793
Equity securities
Available-for-sale securities
Amortized cost	87	97
Gross unrealized gains	11	10
Gross unrealized losses	0	0
Fair value	98	107
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	75	84
Gross unrealized gains	10	9
Gross unrealized losses	0	0
Fair value	85	93
Industry and all other
Available-for-sale securities
Amortized cost	12	13
Gross unrealized gains	1	1
Gross unrealized losses	0	0
Fair value	13	14
Debt securities
Held-to-maturity securities.
Amortized cost	420	439
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	420	439
Available-for-sale securities
Amortized cost	8,922	10,364
Gross unrealized gains	403	331
Gross unrealized losses	6	9
Fair value	9,319	10,686
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost	305	291
Gross unrealized gains	19	14
Gross unrealized losses	0	0
Fair value	324	305
Debt securities issued by foreign governments
Held-to-maturity securities.
Amortized cost	420	410
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	420	410
Available-for-sale securities
Amortized cost	6,933	8,718
Gross unrealized gains	345	277
Gross unrealized losses	1	2
Fair value	7,277	8,993
Corporate debt securities
Available-for-sale securities
Amortized cost	1,008	975
Gross unrealized gains	24	21
Gross unrealized losses	5	7
Fair value	1,027	989
Collateralized debt obligations
Available-for-sale securities
Amortized cost	676	321
Gross unrealized gains	15	19
Gross unrealized losses	0	0
Fair value	691	340
Other debt securities
Held-to-maturity securities.
Amortized cost		29
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		29
Available-for-sale securities
Amortized cost		59
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		59

Investment securities (Detail 3) (CHF) In Millions	Jun. 30, 2010	Dec. 31, 2009
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	128	203
Gross unrealized losses, less than 12 months	3	1
Fair value, 12 months or more	92	167
Gross unrealized losses, 12 months or more	3	8
Fair value, total	220	370
Gross unrealized losses, total	6	9
Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	89	203
Gross unrealized losses, less than 12 months	1	1
Fair value, 12 months or more	0	29
Gross unrealized losses, 12 months or more	0	1
Fair value, total	89	232
Gross unrealized losses, total	1	2
Corporate debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	39	0
Gross unrealized losses, less than 12 months	2	0
Fair value, 12 months or more	92	138
Gross unrealized losses, 12 months or more	3	7
Fair value, total	131	138
Gross unrealized losses, total	5	7

Investment securities (Detail 4) (Debt securities, CHF) In Millions	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	679	18
Realized gains	5	3
Realized losses	(11)	0

Investment securities (Detail 5) (CHF) In Millions	Jun. 30, 2010
Held-to-maturity debt securities amortized cost disclosures
Due within 1 year, amortized cost	420
Due from 1 to 5 years, amortized cost	0
Due from 5 to 10 years, amortized cost	0
Due after 10 years, amortized cost	0
Total, amortized cost	420
Held-to-maturity debt securities fair value disclosures
Due within 1 year, fair value	420
Due from 1 to 5 years, fair value	0
Due from 5 to 10 years, fair value	0
Due after 10 years, fair value	0
Total, fair value	420
Held-to-maturity debt securities average yield disclosures
Due within 1 year, average yield (percent in hundredths)	0
Total, average yield (percent in hundredths)	0
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	1,843
Due from 1 to 5 years, amortized cost	5,795
Due from 5 to 10 years, amortized cost	1,128
Due after 10 years, amortized cost	156
Total, amortized cost	8,922
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	1,845
Due from 1 to 5 years, fair value	6,112
Due from 5 to 10 years, fair value	1,201
Due after 10 years, fair value	161
Total, fair value	9,319
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (percent in hundredths)	0.0255
Due from 1 to 5 years, average yield (percent in hundredths)	0.0355
Due from 5 to 10 years, average yield (percent in hundredths)	0.0328
Due after 10 years, average yield (percent in hundredths)	0.0232
Total, average yield (percent in hundredths)	0.033

Loans (Detail) (CHF) In Millions	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Loans (CHF million)
Gross loans	228,495	230,033	238,600	244,766
Net (unearned income)/deferred expenses	(37)	(23)	(25)	(30)
Allowance for loan losses	1,253	1,269	1,395	1,545
Net loans	227,205	228,741	237,180	243,191
Impaired loan portfolio (CHF million)
Gross impaired loans	1,979	2,257	2,297	2,514
of which loans with a specific allowance	1,840	1,897	1,946	2,289
of which loans without a specific allowance	139	360	351	225
QoQ Percent Change
Loans (CHF million)
Gross loans, % Change (in hundredths)	(0.01)
Net (unearned income)/deferred expenses, % Change (in hundredths)	0.61
Allowance for loan losses, % Change (in hundredths)	(0.09)	(0.01)
Net loans, % Change (in hundredths)	(0.01)
Impaired loan portfolio (CHF million)
Gross impaired loans, % Change (in hundredths)	(0.12)
of which loans with a specific allowance, % Change (in hundredths)	(0.03)
of which loans without a specific allowance, % Change (in hundredths)	(0.61)
QoQ Percent Change | Switzerland
Loans (CHF million)
Banks, % Change (in hundredths)	0.03
Commercial, % Change (in hundredths)	(0.02)
Consumer, % Change (in hundredths)	0.01
Public authorities, % Change (in hundredths)	(0.01)
Lease financings, % Change (in hundredths)	0
Gross loans, % Change (in hundredths)	0
QoQ Percent Change | Foreign
Loans (CHF million)
Banks, % Change (in hundredths)	(0.06)
Commercial, % Change (in hundredths)	(0.02)
Consumer, % Change (in hundredths)	0.08
Public authorities, % Change (in hundredths)	(0.2)
Lease financings, % Change (in hundredths)	(0.02)
Gross loans, % Change (in hundredths)	(0.01)
YoY Percent Change
Loans (CHF million)
Gross loans, % Change (in hundredths)	(0.07)
Net (unearned income)/deferred expenses, % Change (in hundredths)	0.23
Allowance for loan losses, % Change (in hundredths)	(0.3)	(0.19)
Net loans, % Change (in hundredths)	(0.07)
Impaired loan portfolio (CHF million)
Gross impaired loans, % Change (in hundredths)	(0.21)
of which loans with a specific allowance, % Change (in hundredths)	(0.2)
of which loans without a specific allowance, % Change (in hundredths)	(0.38)
YoY Percent Change | Switzerland
Loans (CHF million)
Banks, % Change (in hundredths)	(0.06)
Commercial, % Change (in hundredths)	(0.02)
Consumer, % Change (in hundredths)	0.03
Public authorities, % Change (in hundredths)	(0.08)
Lease financings, % Change (in hundredths)	0.04
Gross loans, % Change (in hundredths)	0.01
YoY Percent Change | Foreign
Loans (CHF million)
Banks, % Change (in hundredths)	(0.04)
Commercial, % Change (in hundredths)	(0.26)
Consumer, % Change (in hundredths)	0.12
Public authorities, % Change (in hundredths)	0.19
Lease financings, % Change (in hundredths)	(0.12)
Gross loans, % Change (in hundredths)	(0.16)
Ytd Percent Change
Loans (CHF million)
Gross loans, % Change (in hundredths)	(0.04)
Net (unearned income)/deferred expenses, % Change (in hundredths)	0.48
Allowance for loan losses, % Change (in hundredths)	(0.1)
Net loans, % Change (in hundredths)	(0.04)
Impaired loan portfolio (CHF million)
Gross impaired loans, % Change (in hundredths)	(0.14)
of which loans with a specific allowance, % Change (in hundredths)	(0.05)
of which loans without a specific allowance, % Change (in hundredths)	(0.6)
Ytd Percent Change | Switzerland
Loans (CHF million)
Banks, % Change (in hundredths)	(0.16)
Commercial, % Change (in hundredths)	0
Consumer, % Change (in hundredths)	0.02
Public authorities, % Change (in hundredths)	(0.02)
Lease financings, % Change (in hundredths)	0.03
Gross loans, % Change (in hundredths)	0.01
Ytd Percent Change | Foreign
Loans (CHF million)
Banks, % Change (in hundredths)	(0.08)
Commercial, % Change (in hundredths)	(0.18)
Consumer, % Change (in hundredths)	0.12
Public authorities, % Change (in hundredths)	(0.29)
Lease financings, % Change (in hundredths)	0
Gross loans, % Change (in hundredths)	(0.12)
Switzerland
Loans (CHF million)
Banks	80	78	95	85
Commercial	43,922	45,002	43,893	44,978
Consumer	90,615	89,984	89,045	88,370
Public authorities	1,019	1,030	1,036	1,102
Lease financings	2,701	2,692	2,620	2,600
Gross loans	138,337	138,786	136,689	137,135
Foreign
Loans (CHF million)
Banks	7,177	7,662	7,836	7,485
Commercial	56,862	58,254	69,036	76,636
Consumer	22,061	20,492	19,765	19,763
Public authorities	2,941	3,698	4,161	2,476
Lease financings	1,117	1,141	1,113	1,271
Gross loans	90,158	91,247	101,911	107,631

Loans (Detail 2) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Allowance for loan losses (CHF million)
Balance at beginning of period	1,269	1,395	1,801	1,395	1,639
Net movements recognized in statements of operations	7	(24)	193	(17)	311
Gross write-offs	(48)	(128)	(428)	(176)	(480)
Recoveries	15	18	14	33	28
Net write-offs	(33)	(110)	(414)	(143)	(452)
Provisions for interest	3	0	8	3	26
Foreign currency translation impact and other adjustments, net	7	8	(43)	15	21
Balance at end of period	1,253	1,269	1,545	1,253	1,545
of which a specific loan loss allowance	865	881	1,070	865	1,070
of which an inherent loan loss allowance	388	388	475	388	475
Additional loan information (CHF million)
Net gains/(losses) on the sale of loans	(1)	(71)	(49)	(72)	(134)
QoQ Percent Change
Allowance for loan losses (CHF million)
Balance at beginning of period, % Change (in hundredths)	(0.09)
Gross write-offs, % Change (in hundredths)	(0.63)
Recoveries, % Change (in hundredths)	(0.17)
Net write-offs, % Change (in hundredths)	(0.7)
Foreign currency translation impact and other adjustments, net, % Change (in hundredths)	(0.13)
Balance at end of period, % Change (in hundredths)	(0.01)
of which a specific loan loss allowance, % Change (in hundredths)	(0.02)
of which an inherent loan loss allowance, % Change (in hundredths)	0
Additional loan information (CHF million)
Net gains/(losses) on the sale of loans, % Change (in hundredths)	(0.99)
YoY Percent Change
Allowance for loan losses (CHF million)
Balance at beginning of period, % Change (in hundredths)	(0.3)			(0.15)
Net movements recognized in statements of operations, % Change (in hundredths)	(0.96)
Gross write-offs, % Change (in hundredths)	(0.89)			(0.63)
Recoveries, % Change (in hundredths)	0.07			0.18
Net write-offs, % Change (in hundredths)	(0.92)			(0.68)
Provisions for interest, % Change (in hundredths)	(0.63)			(0.88)
Foreign currency translation impact and other adjustments, net, % Change (in hundredths)				(0.29)
Balance at end of period, % Change (in hundredths)	(0.19)			(0.19)
of which a specific loan loss allowance, % Change (in hundredths)	(0.19)			(0.19)
of which an inherent loan loss allowance, % Change (in hundredths)	(0.18)			(0.18)
Additional loan information (CHF million)
Net gains/(losses) on the sale of loans, % Change (in hundredths)	(0.98)			(0.46)

Other assets and liabilities (Detail) (CHF) In Millions	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Other assets (CHF million)
Cash collateral on derivative instruments	16,195	12,218	16,025	15,975
Cash collateral on non-derivative transactions	1,630	1,499	1,827	2,435
Derivative instruments used for hedging	4,048	2,743	2,022	1,290
Assets held-for-sale	31,132	32,652	14,570	18,760
of which loans	29,524	31,015	14,287	18,624
of which real estate	1,608	1,637	270	119
Interest and fees receivable	6,542	5,918	5,755	6,514
Deferred tax assets	10,741	10,551	9,137	10,281
Prepaid expenses	856	830	970	1,398
Failed purchases	597	166	172	140
Other	18,074	18,589	18,266	21,027
Other assets	89,815	85,166	68,744	77,820
Other liabilities (CHF million)
Cash collateral on derivative instruments	15,918	14,428	18,905	19,775
Cash collateral on non-derivative transactions	45	21	29	481
Derivative instruments used for hedging	1,331	1,087	1,198	934
Provisions	1,827	1,629	1,770	1,885
of which off-balance sheet risk	607	578	603	637
Interest and fees payable	9,335	7,136	7,028	8,048
Current tax liabilities	815	1,482	1,519	2,457
Deferred tax liabilities	523	519	318	898
Failed sales	8,061	9,654	9,258	9,068
Other	29,718	29,726	31,507	31,329
Other liabilities	67,573	65,682	71,532	74,875
QoQ Percent Change
Other assets and liabilities, % Change
Cash collateral on derivative instruments, % Change (in hundredths)	0.33
Cash collateral on non-derivative transactions, % Change (in hundredths)	0.09
Derivative instruments used for hedging, % Change (in hundredths)	0.48
Assets held-for-sale, % Change (in hundredths)	(0.05)
of which loans, % Change (in hundredths)	(0.05)
of which real estate, % Change (in hundredths)	(0.02)
Interest and fees receivable, % Change (in hundredths)	0.11
Deferred tax assets, % Change (in hundredths)	0.02
Prepaid expenses, % Change (in hundredths)	0.03
Failed purchases, % Change (in hundredths)	2.6
Other, % Change (in hundredths)	(0.03)
Other assets, % Change (in hundredths)	0.05
Other liabilities (CHF million)
Cash collateral on derivative instruments, % Change (in hundredths)	0.1
Cash collateral on non-derivative transactions, % Change (in hundredths)	1.14
Derivative instruments used for hedging, % Change (in hundredths)	0.22
Provisions, % Change (in hundredths)	0.12
of which off-balance sheet risk, % Change (in hundredths)	0.05
Interest and fees payable, % Change (in hundredths)	0.31
Current tax liabilities, % Change (in hundredths)	(0.45)
Deferred tax liabilities, % Change (in hundredths)	0.01
Failed sales, % Change (in hundredths)	(0.17)
Other, % Change (in hundredths)	0
Other liabilities, % Change (in hundredths)	0.03
YoY Percent Change
Other assets and liabilities, % Change
Cash collateral on derivative instruments, % Change (in hundredths)	0.01
Cash collateral on non-derivative transactions, % Change (in hundredths)	(0.33)
Derivative instruments used for hedging, % Change (in hundredths)	2.14
Assets held-for-sale, % Change (in hundredths)	0.66
of which loans, % Change (in hundredths)	0.59
Interest and fees receivable, % Change (in hundredths)	0
Deferred tax assets, % Change (in hundredths)	0.04
Prepaid expenses, % Change (in hundredths)	(0.39)
Failed purchases, % Change (in hundredths)	3.26
Other, % Change (in hundredths)	(0.14)
Other assets, % Change (in hundredths)	0.15
Other liabilities (CHF million)
Cash collateral on derivative instruments, % Change (in hundredths)	(0.2)
Cash collateral on non-derivative transactions, % Change (in hundredths)	(0.91)
Derivative instruments used for hedging, % Change (in hundredths)	0.43
Provisions, % Change (in hundredths)	(0.03)
of which off-balance sheet risk, % Change (in hundredths)	(0.05)
Interest and fees payable, % Change (in hundredths)	0.16
Current tax liabilities, % Change (in hundredths)	(0.67)
Deferred tax liabilities, % Change (in hundredths)	(0.42)
Failed sales, % Change (in hundredths)	(0.11)
Other, % Change (in hundredths)	(0.05)
Other liabilities, % Change (in hundredths)	(0.1)
Ytd Percent Change
Other assets and liabilities, % Change
Cash collateral on derivative instruments, % Change (in hundredths)	0.01
Cash collateral on non-derivative transactions, % Change (in hundredths)	(0.11)
Derivative instruments used for hedging, % Change (in hundredths)	1
Assets held-for-sale, % Change (in hundredths)	1.14
of which loans, % Change (in hundredths)	1.07
of which real estate, % Change (in hundredths)	4.96
Interest and fees receivable, % Change (in hundredths)	0.14
Deferred tax assets, % Change (in hundredths)	0.18
Prepaid expenses, % Change (in hundredths)	(0.12)
Failed purchases, % Change (in hundredths)	2.47
Other, % Change (in hundredths)	(0.01)
Other assets, % Change (in hundredths)	0.31
Other liabilities (CHF million)
Cash collateral on derivative instruments, % Change (in hundredths)	(0.16)
Cash collateral on non-derivative transactions, % Change (in hundredths)	0.55
Derivative instruments used for hedging, % Change (in hundredths)	0.11
Provisions, % Change (in hundredths)	0.03
of which off-balance sheet risk, % Change (in hundredths)	0.01
Interest and fees payable, % Change (in hundredths)	0.33
Current tax liabilities, % Change (in hundredths)	(0.46)
Deferred tax liabilities, % Change (in hundredths)	0.64
Failed sales, % Change (in hundredths)	(0.13)
Other, % Change (in hundredths)	(0.06)
Other liabilities, % Change (in hundredths)	(0.06)

Long-term debt (Detail) (CHF) In Millions	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Long-term debt (CHF million)
Senior	134,389	136,546	134,806	133,748
Subordinated	26,403	27,112	24,559	26,701
Nonrecourse liabilities from consolidated VIEs	21,918	21,489
Long-term debt	182,710	185,147	159,365	160,449
of which reported at fair value	92,132	92,615	74,513	78,941
QoQ Percent Change
Long-term debt (CHF million)
Senior notes, % change (in hundredths)	(0.02)
Subordinated, % change (in hundredths)	(0.03)
Nonrecourse liabilities from consolidated VIEs, % change (in hundredths)	0.02
Long-term debt, % Change (in hundredths)	(0.01)
of which reported at fair value, % Change (in hundredths)	(0.01)
YoY Percent Change
Long-term debt (CHF million)
Senior notes, % change (in hundredths)	0
Subordinated, % change (in hundredths)	(0.01)
Nonrecourse liabilities from consolidated VIEs, % change (in hundredths)
Long-term debt, % Change (in hundredths)	0.14
of which reported at fair value, % Change (in hundredths)	0.17
Ytd Percent Change
Long-term debt (CHF million)
Senior notes, % change (in hundredths)	0
Subordinated, % change (in hundredths)	0.08
Nonrecourse liabilities from consolidated VIEs, % change (in hundredths)
Long-term debt, % Change (in hundredths)	0.15
of which reported at fair value, % Change (in hundredths)	0.24

Accumulated other comprehensive income (Detail) (CHF) In Millions	Jun. 30, 2010	Jun. 30, 2009
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(10,837)	(10,039)
Balance	(10,837)	(10,039)
Accumulated other comprehensive income.
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(11,638)	(10,939)
Increase/(decrease)	630	785
Increase due to equity method investments	(17)	72
Reclassification adjustments, included in net income	53	43
Cumulative effect of accounting changes, net of tax	135
Balance	(10,837)	(10,039)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(41)	(145)
Increase/(decrease)	23	31
Increase due to equity method investments	(18)	72
Reclassification adjustments, included in net income	0	1
Cumulative effect of accounting changes, net of tax	0
Balance	(36)	(41)
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(8,770)	(8,211)
Increase/(decrease)	762	751
Increase due to equity method investments	0	0
Reclassification adjustments, included in net income	2	21
Cumulative effect of accounting changes, net of tax	135
Balance	(7,871)	(7,439)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	110	63
Increase/(decrease)	12	3
Increase due to equity method investments	1	0
Reclassification adjustments, included in net income	6	(2)
Cumulative effect of accounting changes, net of tax	0
Balance	129	64
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(2,891)	(2,543)
Increase/(decrease)	(167)	0
Increase due to equity method investments	0	0
Reclassification adjustments, included in net income	39	10
Cumulative effect of accounting changes, net of tax	0
Balance	(3,019)	(2,533)
Net prior service credit/(cost)
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(46)	(103)
Increase/(decrease)	0	0
Increase due to equity method investments	0	0
Reclassification adjustments, included in net income	6	13
Cumulative effect of accounting changes, net of tax	0
Balance	(40)	(90)

Tax (Detail) (CHF) In Millions	3 Months Ended
	Jun. 30, 2010	Mar. 31, 2010
Effective tax rate
Effective tax rate (percent in hundredths)	0.098	0.282
Tax benefit of a legal entity merger	522
Net deferred tax assets (CHF million)
Net operating losses	6,657	6,214
Temporary differences	3,561	3,818
Net deferred tax assets	10,218	10,032
Net deferred tax assets change - Net operating losses	443
Net deferred tax assets change - Temporary differences	(257)
Net deferred tax assets change	186
Net deferred tax increase related to foreign exchange translation gains	263
Net deferred tax assets decrease related to temporary differences and taxable income	411
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	276

Employee share-based compensation and other compensation benefits (Detail) (CHF)	6 Months Ended			12 Months Ended	6 Months Ended
	Jun. 30, 2010 Incentive Share Unit	Jun. 30, 2009 Incentive Share Unit	Jun. 30, 2010 Scaled Incentive Share Unit (SISU)	Dec. 31, 2009 Scaled Incentive Share Unit (SISU)	Jun. 30, 2010 PIP I	Jun. 30, 2009 PIP I	Jun. 30, 2010 PIP II	Jun. 30, 2009 PIP II	Jun. 30, 2010 Share awards	Jun. 30, 2009 Share awards	Jun. 30, 2010 Share options
Number of awards
Balance at beginning of period	41,500,000	59,800,000	0		11,900,000	12,200,000	6,200,000	6,400,000	15,500,000	20,800,000
Granted	6,000,000	26,100,000	21,100,000						2,900,000	5,100,000
Settled	(8,100,000)	(23,800,000)			(11,700,000)	0	0	0	(3,200,000)	(10,800,000)
Forfeited	(500,000)	(200,000)	(100,000)		(200,000)	(300,000)	(100,000)	(200,000)	(200,000)	(500,000)
Balance at end of period	38,900,000	61,900,000	21,000,000	0	0	11,900,000	6,100,000	6,200,000	15,000,000	14,600,000
of which vested	3,200,000	1,600,000	0		0	10,000,000	5,300,000	4,400,000	1,100,000	800,000
of which unvested	35,700,000	60,300,000	21,000,000		0	1,900,000	800,000	1,800,000	13,900,000	13,800,000
Portion of SISUs granted as part of 2009 deferred variable compensation, in % (in hundredths)				0.5
Vesting period (in years)				4	5		5
PIP II unit equivalent Group share price at date of grant (CHF per share)							72
Number of Group shares at settlement for each PIP I award unit award (in shares)					4.8
Vesting period, low end of range (in years)									0
Vesting period, high end of range (in years)									5
Weighted-average grant-date fair value (in CHF per share)
Weighted-average grant-date fair value - Balance at beginning of period (in CHF per share)									45.67	61.83
Weighted-average grant-date fair value - Granted (in CHF per share)									49.41	30.74
Weighted-average grant-date fair value - Settled (in CHF per share)									47.56	70.85
Weighted-average grant-date fair value - Forfeited (in CHF per share)									60.92	59.46
Weighted-average grant-date fair value - Balance at end of period (in CHF per share)									46.24	45.82
Share options:
Share options expiration (in years)											10

Employee share-based compensation and other compensation benefits (Detail 2) (CHF)	6 Months Ended	3 Months Ended
	Jun. 30, 2010 Adjustable Performance Plan Award	Mar. 31, 2009 Partner Asset Facility (PAF) Awards	Mar. 31, 2009 Cash Retention Awards
Other compensation benefits
Notional value of PAF awards at date of grant (in CHF)		686,000,000
Contractual term of PAF award (in years)		8
Portion of PAF awards fully vested upon grant (percent in hundredths)		0.667
Portion of PAF awards vested over first three months of 2009 (percent in hundredths)		0.333
The amount of the cash component of variable compensation that must be exceeded to receive Cash Retention Awards (in CHF)			300,000
Vesting Period (in years)	3		2
Portion of APPAs granted as part of 2009 deferred variable compensation (percent in hundredths)	0.5

Employee share-based compensation and other compensation benefits (Detail 3) (CHF) In Millions	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010 Incentive Share Unit	Jun. 30, 2009 Incentive Share Unit	Jun. 30, 2010 Scaled Incentive Share Unit (SISU)	Jun. 30, 2009 Scaled Incentive Share Unit (SISU)	Jun. 30, 2010 Performance Incentive Plan Share Units	Jun. 30, 2009 Performance Incentive Plan Share Units	Jun. 30, 2010 Share awards	Jun. 30, 2009 Share awards	Jun. 30, 2010 Adjustable Performance Plan Award	Jun. 30, 2009 Adjustable Performance Plan Award	Jun. 30, 2010 Partner Asset Facility (PAF) Awards	Jun. 30, 2009 Partner Asset Facility (PAF) Awards	Jun. 30, 2010 Cash Retention Awards	Jun. 30, 2009 Cash Retention Awards
Compensation expense (CHF million)
Total compensation expense from prior-year awards	1,645	1,847	422	889	304		2	(16)	133	129	517		(40)	340	307	505
Total shares delivered (millions)
Total shares delivered (in shares)	45.8	23.9

Employee share-based compensation and other compensation benefits (Detail 4) (CHF) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2010
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	3,655
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.4
Incentive Share Unit
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	787
Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,093
Performance Incentive Plan Share Units
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	3
Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	418
Adjustable Performance Plan Award
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,059
Cash Retention Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	295

Pension and other post-retirement benefits (Detail) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Pension and other post-retirement benefits
Contributions expected to be made by the company by the end of the current fiscal year	488			488
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				294
Total pension costs (CHF million)
Service costs on benefit obligation	76	76	64	152	129
Interest costs on benefit obligation	149	148	153	297	306
Expected return on plan assets	(201)	(200)	(195)	(401)	(390)
Amortization of recognized prior service cost	4	4	8	8	17
Amortization of recognized actuarial losses	30	27	8	57	16
Net periodic pension costs	58	55	38	113	78
Settlement (gains)/losses	0	(2)	1	(2)	1
Total pension costs	58	53	39	111	79
QoQ Percent Change
Total pension costs (CHF million)
Service costs on benefit obligation, % Change (in hundredths)	0
Interest costs on benefit obligation, % Change (in hundredths)	0.01
Expected return on plan assets, % Change (in hundredths)	0
Amortization of recognized prior service cost, % Change (in hundredths)	0
Amortization of recognized actuarial losses, % Change (in hundredths)	0.11
Net periodic pension costs, % Change (in hundredths)	0.05
Settlement (gains)/losses, % Change (in hundredths)	1
Total pension costs, % Change (in hundredths)	0.09
YoY Percent Change
Total pension costs (CHF million)
Service costs on benefit obligation, % Change (in hundredths)	0.19			0.18
Interest costs on benefit obligation, % Change (in hundredths)	(0.03)			(0.03)
Expected return on plan assets, % Change (in hundredths)	0.03			0.03
Amortization of recognized prior service cost, % Change (in hundredths)	(0.5)			(0.53)
Amortization of recognized actuarial losses, % Change (in hundredths)	2.75			2.56
Net periodic pension costs, % Change (in hundredths)	0.53			0.45
Settlement (gains)/losses, % Change (in hundredths)	(1)
Total pension costs, % Change (in hundredths)	0.49			0.41

Derivatives and hedging activities (Detail) (CHF) In Billions	Jun. 30, 2010	Dec. 31, 2009
Fair value of derivative instruments
Notional amount	51,110.2	43,913.3
Trading
Fair value of derivative instruments
Notional amount	51,018.8	43,832.3
Positive replacement value (PRV)	900.3	711.1
Negative replacement value (NRV)	898.7	709
Trading | Interest rate products.
Fair value of derivative instruments
Notional amount	42,095.3	35,916.5
Positive replacement value (PRV)	673.6	523.7
Negative replacement value (NRV)	666.8	517
Trading | Interest rate products. | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	9,861.7	7,956.7
Positive replacement value (PRV)	7	6.4
Negative replacement value (NRV)	6.9	6.2
Trading | Interest rate products. | Swaps
Fair value of derivative instruments
Notional amount	25,615.3	22,671.5
Positive replacement value (PRV)	612.9	473.6
Negative replacement value (NRV)	603.5	464.5
Trading | Interest rate products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,589.3	2,461.2
Positive replacement value (PRV)	53.4	43.6
Negative replacement value (NRV)	56.1	46.1
Trading | Interest rate products. | Futures
Fair value of derivative instruments
Notional amount	2,748.1	1,900.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Interest rate products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1,280.9	926.5
Positive replacement value (PRV)	0.3	0.1
Negative replacement value (NRV)	0.3	0.2
Trading | Foreign exchange products.
Fair value of derivative instruments
Notional amount	4,350.7	3,584.4
Positive replacement value (PRV)	90.3	65.6
Negative replacement value (NRV)	101.8	71.2
Trading | Foreign exchange products. | Forwards
Fair value of derivative instruments
Notional amount	2,249.5	1,682.1
Positive replacement value (PRV)	35.4	18.9
Negative replacement value (NRV)	35.8	21
Trading | Foreign exchange products. | Swaps
Fair value of derivative instruments
Notional amount	1,073.3	995.8
Positive replacement value (PRV)	37.6	31.7
Negative replacement value (NRV)	47.3	34
Trading | Foreign exchange products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	983.1	866.8
Positive replacement value (PRV)	17.1	14.8
Negative replacement value (NRV)	18.4	15.8
Trading | Foreign exchange products. | Futures
Fair value of derivative instruments
Notional amount	15.4	22.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Foreign exchange products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	29.4	17.1
Positive replacement value (PRV)	0.2	0.2
Negative replacement value (NRV)	0.3	0.4
Trading | Precious metals products
Fair value of derivative instruments
Notional amount	46.8	37.6
Positive replacement value (PRV)	2.6	2.2
Negative replacement value (NRV)	2.3	2.1
Trading | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	13	12.3
Positive replacement value (PRV)	1.8	1.6
Negative replacement value (NRV)	1.2	1
Trading | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	27.3	22.3
Positive replacement value (PRV)	0.8	0.6
Negative replacement value (NRV)	1.1	1.1
Trading | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	6.5	3
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Precious metals products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0
Positive replacement value (PRV)	0
Negative replacement value (NRV)	0
Trading | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	1,440	1,181.1
Positive replacement value (PRV)	45.1	25.8
Negative replacement value (NRV)	45.1	30.8
Trading | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	6.4	6.3
Positive replacement value (PRV)	1.3	1.6
Negative replacement value (NRV)	0.1	0.1
Trading | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	261.7	210.6
Positive replacement value (PRV)	8.9	5.1
Negative replacement value (NRV)	7.2	8.2
Trading | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	570.7	337.4
Positive replacement value (PRV)	18.3	17.9
Negative replacement value (NRV)	20	21.1
Trading | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	108.6	124.3
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	492.6	502.5
Positive replacement value (PRV)	16.6	1.2
Negative replacement value (NRV)	17.8	1.4
Trading | Credit derivatives
Fair value of derivative instruments
Notional amount	2,312.1	2,414
Positive replacement value (PRV)	64.7	68.2
Negative replacement value (NRV)	59.2	61.9
Trading | Other products.
Fair value of derivative instruments
Notional amount	773.9	698.7
Positive replacement value (PRV)	24	25.6
Negative replacement value (NRV)	23.5	26
Trading | Other products. | Forwards
Fair value of derivative instruments
Notional amount	26	28.3
Positive replacement value (PRV)	2.5	1.7
Negative replacement value (NRV)	2.2	2
Trading | Other products. | Swaps
Fair value of derivative instruments
Notional amount	112.3	142.6
Positive replacement value (PRV)	15.7	17.4
Negative replacement value (NRV)	15.5	17.8
Trading | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	115.4	66.7
Positive replacement value (PRV)	3.1	3.5
Negative replacement value (NRV)	3.3	3.5
Trading | Other products. | Futures
Fair value of derivative instruments
Notional amount	334	313.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	186.2	147.5
Positive replacement value (PRV)	2.7	3
Negative replacement value (NRV)	2.5	2.7
Hedging
Fair value of derivative instruments
Notional amount	91.4	81
Positive replacement value (PRV)	4.3	2
Negative replacement value (NRV)	2	1.3
Hedging | Interest rate products.
Fair value of derivative instruments
Notional amount	70.1	58.6
Positive replacement value (PRV)	3.4	1.8
Negative replacement value (NRV)	2	1.3
Hedging | Interest rate products. | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Interest rate products. | Swaps
Fair value of derivative instruments
Notional amount	70.1	58.6
Positive replacement value (PRV)	3.4	1.8
Negative replacement value (NRV)	2	1.3
Hedging | Interest rate products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Interest rate products. | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Interest rate products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Foreign exchange products.
Fair value of derivative instruments
Notional amount	21.3	22.4
Positive replacement value (PRV)	0.9	0.2
Negative replacement value (NRV)	0	0
Hedging | Foreign exchange products. | Forwards
Fair value of derivative instruments
Notional amount	21.3	22.4
Positive replacement value (PRV)	0.9	0.2
Negative replacement value (NRV)	0	0
Hedging | Foreign exchange products. | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Foreign exchange products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Foreign exchange products. | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Foreign exchange products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Precious metals products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Precious metals products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0
Positive replacement value (PRV)	0
Negative replacement value (NRV)	0
Hedging | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Other products.
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Other products. | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Other products. | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Other products. | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0

Derivatives and hedging activities (Detail 2) (CHF) In Billions	Jun. 30, 2010	Jun. 30, 2009
Replacement values (trading and hedging) before netting agreements
Fair value of derivative instruments
Positive replacment value (PRV)	904.6	713.1
Negative replacment value (NRV)	900.7	710.3
Counterparty netting
Fair value of derivative instruments
Positive replacment value (PRV)	(781.6)	(623.8)
Negative replacment value (NRV)	(781.6)	(623.8)
Cash collateral netting
Fair value of derivative instruments
Positive replacment value (PRV)	(43.2)	(32.2)
Negative replacment value (NRV)	(37.1)	(28.8)
Replacement values (trading and hedging) after netting agreements
Fair value of derivative instruments
Positive replacment value (PRV)	79.8	57.1
Negative replacment value (NRV)	82	57.7
of which recorded in trading assets (PRV) and trading liabilities (NRV)
Fair value of derivative instruments
Positive replacment value (PRV)	75.8	55.1
Negative replacment value (NRV)	80.7	56.5
of which recorded in other assets (PRV) and other liabilities (NRV)
Fair value of derivative instruments
Positive replacment value (PRV)	4	2
Negative replacment value (NRV)	1.3	1.2

Derivatives and hedging activities (Detail 3) (CHF) In Millions	6 Months Ended	3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended							6 Months Ended
	Jun. 30, 2010	Jun. 30, 2010 Interest rate products. Fair value hedges	Mar. 31, 2010 Interest rate products. Fair value hedges	Jun. 30, 2009 Interest rate products. Fair value hedges	Jun. 30, 2010 Interest rate products. Fair value hedges	Jun. 30, 2009 Interest rate products. Fair value hedges	Jun. 30, 2010 Interest rate products. Net investment hedges	Mar. 31, 2010 Interest rate products. Net investment hedges	Jun. 30, 2009 Interest rate products. Net investment hedges	Jun. 30, 2010 Interest rate products. Net investment hedges	Jun. 30, 2009 Interest rate products. Net investment hedges	Jun. 30, 2010 Foreign exchange products. Fair value hedges	Mar. 31, 2010 Foreign exchange products. Fair value hedges	Jun. 30, 2009 Foreign exchange products. Fair value hedges	Jun. 30, 2010 Foreign exchange products. Fair value hedges	Jun. 30, 2009 Foreign exchange products. Fair value hedges	Jun. 30, 2010 Foreign exchange products. Cash flow hedges	Mar. 31, 2010 Foreign exchange products. Cash flow hedges	Jun. 30, 2009 Foreign exchange products. Cash flow hedges	Jun. 30, 2010 Foreign exchange products. Cash flow hedges	Jun. 30, 2009 Foreign exchange products. Cash flow hedges	Jun. 30, 2010 Foreign exchange products. Net investment hedges	Mar. 31, 2010 Foreign exchange products. Net investment hedges	Jun. 30, 2009 Foreign exchange products. Net investment hedges	Jun. 30, 2010 Foreign exchange products. Net investment hedges	Jun. 30, 2009 Foreign exchange products. Net investment hedges	Jun. 30, 2010 Fair value hedges	Mar. 31, 2010 Fair value hedges	Jun. 30, 2009 Fair value hedges	Jun. 30, 2010 Fair value hedges	Jun. 30, 2009 Fair value hedges	Jun. 30, 2010 Cash flow hedges	Mar. 31, 2010 Cash flow hedges	Dec. 31, 2009 Cash flow hedges	Jun. 30, 2009 Cash flow hedges	Jun. 30, 2010 Net investment hedges	Mar. 31, 2010 Net investment hedges	Jun. 30, 2009 Net investment hedges	Jun. 30, 2010 Net investment hedges	Jun. 30, 2009 Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives		587	317	(194)	904	(578)						13	18	(4)	31	(4)											600	335	(198)	935	(582)
Gains/(losses) recognized in income on hedged items		(595)	(323)	143	(918)	470						(14)	(18)	5	(32)	5											(609)	(341)	148	(950)	475
Net gains/(losses) on the ineffective portion																											(9)	(6)	(50)	(15)	(107)
Gains/(losses) recognized in AOCI on derivatives							4	4	(4)	8	29						0	7	68	7	103	513	(21)	(820)	492	(1,787)										517	(17)	(824)	500	(1,758)
Gains/(losses) reclassified from AOCI into income							0	0	0	0	0						0	0	4	0	(1)	0	3	(14)	3	(14)										0	3	(14)	3	(14)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months																																16	(7)	(6)	8
General Cash Flow Hedge Information [Abstract]
Maximum Length of Time Hedged in Cash Flow Hedge	11 months

Derivatives and hedging activities (Detail 4) (CHF) In Billions	Jun. 30, 2010	Dec. 31, 2009
Contingent credit risk
Current net exposure	21.9	15.4
Collateral posted	16.6	12.4
Additional collateral required in a one-notch downgrade event	2.8	3.3
Additional collateral required in a two-notch downgrade event	5	5.9
Bilateral Counterparties
Contingent credit risk
Current net exposure	18.3	10.5
Collateral posted	14.5	9
Additional collateral required in a one-notch downgrade event	0.2	0.2
Additional collateral required in a two-notch downgrade event	0.4	0.5
Special Purpose Entities
Contingent credit risk
Current net exposure	2.1	3.3
Collateral posted	2.1	3.4
Additional collateral required in a one-notch downgrade event	1.9	2.4
Additional collateral required in a two-notch downgrade event	3.5	4.4
Accelerated Terminations
Contingent credit risk
Current net exposure	1.5	1.6
Additional collateral required in a one-notch downgrade event	0.7	0.7
Additional collateral required in a two-notch downgrade event	1.1	1

Derivatives and hedging activities (Detail 5) (CHF) In Millions	Jun. 30, 2010	Dec. 31, 2009
Credit derivatives, sold protection
Maximum potential payout	1,128,351	1,181,277
Single-name instruments
Credit derivatives, sold protection
Maximum potential payout	778,520	830,818
Fair value	(15,375)	(4,081)
Recoveries	740,782	814,583
Single-name instruments | Maturity less than 1 year
Credit derivatives, sold protection
Maximum potential payout	93,813	100,387
Single-name instruments | Maturity between 1 to 5 years
Credit derivatives, sold protection
Maximum potential payout	555,705	592,575
Single-name instruments | Maturity greater than 5 years
Credit derivatives, sold protection
Maximum potential payout	129,002	137,856
Single-name instruments | Investment grade
Credit derivatives, sold protection
Maximum potential payout	548,394	608,416
Fair value	(2,852)	8,709
Recoveries	535,342	598,908
Single-name instruments | Non-investment grade
Credit derivatives, sold protection
Maximum potential payout	230,126	222,402
Fair value	(12,523)	(12,790)
Recoveries	205,440	215,675
Single-name instruments | Sovereigns
Credit derivatives, sold protection
Maximum potential payout	131,025	128,760
Fair value	(3,220)	(782)
Recoveries	130,089	128,141
Single-name instruments | Non-sovereigns
Credit derivatives, sold protection
Maximum potential payout	647,495	702,058
Fair value	(12,155)	(3,299)
Recoveries	610,693	686,442
Multi-name instruments
Credit derivatives, sold protection
Maximum potential payout	349,831	350,459
Fair value	(14,661)	(8,777)
Recoveries	328,336	341,827
Multi-name instruments | Maturity less than 1 year
Credit derivatives, sold protection
Maximum potential payout	30,907	31,154
Multi-name instruments | Maturity between 1 to 5 years
Credit derivatives, sold protection
Maximum potential payout	268,285	256,008
Multi-name instruments | Maturity greater than 5 years
Credit derivatives, sold protection
Maximum potential payout	50,639	63,297
Multi-name instruments | Investment grade
Credit derivatives, sold protection
Maximum potential payout	274,296	291,880
Fair value	(9,450)	(9,271)
Recoveries	255,932	285,683
Multi-name instruments | Non-investment grade
Credit derivatives, sold protection
Maximum potential payout	75,535	58,579
Fair value	(5,211)	494
Recoveries	72,404	56,144
Multi-name instruments | Sovereigns
Credit derivatives, sold protection
Maximum potential payout	16,225	347
Fair value	(555)	(58)
Recoveries	15,199	111
Multi-name instruments | Non-sovereigns
Credit derivatives, sold protection
Maximum potential payout	333,606	350,112
Fair value	(14,106)	(8,719)
Recoveries	313,137	341,716
Maturity less than 1 year
Credit derivatives, sold protection
Maximum potential payout	124,720	131,541
Maturity between 1 to 5 years
Credit derivatives, sold protection
Maximum potential payout	823,990	848,583
Maturity greater than 5 years
Credit derivatives, sold protection
Maximum potential payout	179,641	201,153

Derivatives and hedging activities (Detail 6)	Jun. 30, 2010	Dec. 31, 2009
Credit protection purchased by counterparty
Percent credit protection purchased by counterparty (in hundredths)	1	1
Banks and broker-dealers
Credit protection purchased by counterparty
Percent credit protection purchased by counterparty (in hundredths)	0.93	0.93
Other financial institutions
Credit protection purchased by counterparty
Percent credit protection purchased by counterparty (in hundredths)	0.06	0.06
Other counterparties
Credit protection purchased by counterparty
Percent credit protection purchased by counterparty (in hundredths)	0.01	0.01

Guarantees and commitments (Detail) (CHF) In Millions	Jun. 30, 2010	Dec. 31, 2009
Guarantees
Maturity less than 1 year	209,489	165,980
Maturity greater than 1 year	47,868	95,496
Total gross amount	257,357	261,476
Total net amount	255,175	259,197
Carrying value	9,395	7,037
Collateral received	34,275	33,341
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,905	3,290
Maturity greater than 1 year	6,053	4,777
Total gross amount	8,958	8,067
Total net amount	8,268	7,309
Carrying value	578	543
Collateral received	4,592	4,521
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	8,776	6,342
Maturity greater than 1 year	3,600	5,818
Total gross amount	12,376	12,160
Total net amount	10,975	10,707
Carrying value	98	96
Collateral received	4,330	3,995
Securities lending indemnifications
Guarantees
Maturity less than 1 year	23,132	22,644
Maturity greater than 1 year	0	0
Total gross amount	23,132	22,644
Total net amount	23,132	22,644
Carrying value	0	0
Collateral received	23,132	22,644
Derivatives
Guarantees
Maturity less than 1 year	170,870	129,868
Maturity greater than 1 year	37,123	83,862
Total gross amount	207,993	213,730
Total net amount	207,993	213,730
Carrying value	8,714	6,388
Collateral received
Other guarantees
Guarantees
Maturity less than 1 year	3,806	3,836
Maturity greater than 1 year	1,092	1,039
Total gross amount	4,898	4,875
Total net amount	4,807	4,807
Carrying value	5	10
Collateral received	2,221	2,181

Guarantees and Commitments (Detail 2) (CHF) In Millions	Jun. 30, 2010	Dec. 31, 2009
Other commitments.
Maturity less than 1 year	227,405	230,057
Maturity greater than 1 year	61,753	55,456
Total gross amount	289,158	285,513
Total net amount	282,341	278,757
Collateral received	213,088	204,873
Irrevocable commitments under documentary credits
Other commitments.
Maturity less than 1 year	4,620	4,543
Maturity greater than 1 year	21	40
Total gross amount	4,641	4,583
Total net amount	4,010	4,183
Collateral received	1,713	2,037
Loan commitments
Other commitments.
Maturity less than 1 year	164,261	175,656
Maturity greater than 1 year	59,620	52,828
Total gross amount	223,881	228,484
Total net amount	217,695	222,128
Collateral received	153,988	159,349
Forward reverse repurchase agreements
Other commitments.
Maturity less than 1 year	57,276	43,481
Maturity greater than 1 year	85	0
Total gross amount	57,361	43,481
Total net amount	57,361	43,481
Collateral received	57,361	43,481
Other commitments
Other commitments.
Maturity less than 1 year	1,248	6,377
Maturity greater than 1 year	2,027	2,588
Total gross amount	3,275	8,965
Total net amount	3,275	8,965
Collateral received	26	6

Transfers of financial assets and variable interest entities (Detail) (CHF) In Millions, unless otherwise specified	6 Months Ended											3 Months Ended		6 Months Ended								3 Months Ended		6 Months Ended								3 Months Ended		6 Months Ended								3 Months Ended		6 Months Ended								3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2010 Non-investment grade CMBS	Dec. 31, 2009 Non-investment grade CMBS	Jun. 30, 2010 Non-investment grade RMBS	Dec. 31, 2009 Non-investment grade RMBS	Jun. 30, 2010 Non-investment grade ABS	Dec. 31, 2009 Non-investment grade ABS	Jun. 30, 2010 Non-investment grade Collateralized debt obligations	Dec. 31, 2009 Non-investment grade Collateralized debt obligations	Jun. 30, 2010 Non-investment grade Other Asset Backed Securities	Dec. 31, 2009 Non-investment grade Other Asset Backed Securities	Jun. 30, 2010 CMBS	Dec. 31, 2009 CMBS	Jun. 30, 2010 CMBS	Jun. 30, 2009 CMBS	Jun. 30, 2010 CMBS Level 2	Jun. 30, 2010 CMBS Level 3	Jun. 30, 2010 CMBS Other assets:	Dec. 31, 2009 CMBS Other assets:	Jun. 30, 2010 CMBS Other liabilities	Dec. 31, 2009 CMBS Other liabilities	Jun. 30, 2010 RMBS	Dec. 31, 2009 RMBS	Jun. 30, 2010 RMBS	Jun. 30, 2009 RMBS	Jun. 30, 2010 RMBS Level 2	Jun. 30, 2010 RMBS Level 3	Jun. 30, 2010 RMBS Other assets:	Dec. 31, 2009 RMBS Other assets:	Jun. 30, 2010 RMBS Other liabilities	Dec. 31, 2009 RMBS Other liabilities	Jun. 30, 2010 ABS	Dec. 31, 2009 ABS	Jun. 30, 2010 ABS	Jun. 30, 2009 ABS	Jun. 30, 2010 ABS Other assets:	Dec. 31, 2009 ABS Other assets:	Jun. 30, 2010 ABS Trading assets.	Dec. 31, 2009 ABS Trading assets.	Jun. 30, 2010 ABS Other liabilities	Dec. 31, 2009 ABS Other liabilities	Jun. 30, 2010 Collateralized debt obligations	Dec. 31, 2009 Collateralized debt obligations	Jun. 30, 2010 Collateralized debt obligations	Jun. 30, 2009 Collateralized debt obligations	Jun. 30, 2010 Collateralized debt obligations Other assets:	Dec. 31, 2009 Collateralized debt obligations Other assets:	Jun. 30, 2010 Collateralized debt obligations Trading assets.	Dec. 31, 2009 Collateralized debt obligations Trading assets.	Jun. 30, 2010 Collateralized debt obligations Other liabilities	Dec. 31, 2009 Collateralized debt obligations Other liabilities	Jun. 30, 2010 Other Asset Backed Securities	Dec. 31, 2009 Other Asset Backed Securities	Jun. 30, 2010 Other Asset Backed Securities	Jun. 30, 2009 Other Asset Backed Securities	Jun. 30, 2010 Other Asset Backed Securities Other assets:	Dec. 31, 2009 Other Asset Backed Securities Other assets:	Jun. 30, 2010 Other Asset Backed Securities Trading assets.	Dec. 31, 2009 Other Asset Backed Securities Trading assets.	Jun. 30, 2010 Other Asset Backed Securities Other liabilities	Dec. 31, 2009 Other Asset Backed Securities Other liabilities
Transfers of financial assets disclosures
Net gains/losses														13	0									109	66																			(6)	6									17	8
Proceeds from transfer of assets														523	0									19,373	14,418																			2,284	334									260	213
Cash received on interest that continue to be held														83	126									225	108									4	14									112	155									712	514
Servicing fees																								3	2
Purchases of previously transferred financial assets or its underlying collateral																																												(1,258)	(973)									(527)	(9)
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding												46,005		46,005	48,854							96,946		96,946	92,083							4,938		4,938	7,244							36,296		36,296	37,474							10,840		10,840	12,261
Total assets of SPE												69,164		69,164	71,477							103,766		103,766	99,119							4,943		4,943	7,244							36,351		36,351	37,952							10,840		10,840	13,862
Fair value of beneficial interests at time of transfer
Fair value of beneficial interests at time of transfer														90		90	0							1,037		974	63
Key economic assumptions used in measuring fair value at time of transfer
Weighted-average life, in years														6.4										10.2
Prepayment speed assumption (rate per annum), low end of range in % (in hundredths)																								0.003
Prepayment speed assumption (rate per annum), high end of range in % (in hundredths)																								0.437
Cash flow discount rate (rate per annum), low end of range in % (in hundredths)														0.055										0.006
Cash flow discount rate (rate per annum), high end of range in % (in hundredths)														0.102										0.701
Expected credit losses (rate per annum), low end of range in % (in hundredths)														0.032										0
Expected credit losses (rate per annum), high end of range in % (in hundredths)														0.08										0.715
Prepayment speed metric definition	Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs		33	403	919	673	48	86	922	956	2,183	1,527	332	1,216	332								1,869	1,831	1,869								49	93	49								1,169	1,230	1,169								2,238	2,636	2,238
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted average life-in years												3.8	2.7									6.3	5									4.6	4.3									3.2	3.7									3.9	3.9
Prepayment speed assumption (rate per annum), low end of range- in % (in hundredths)																						0.007	0									0.008	0.017
Prepayment speed assumption (rate per annum), high end of range- in % (in hundredths)																						0.341	0.324									0.011	0.045
Impact on fair value from 10% adverse change in prepayment speed																						(44.3)	(31.9)	(44.3)								(0.1)	(0.3)	(0.1)
Impact on fair value from 20% adverse change in prepayment speed																						(87.8)	(6.6)	(87.8)								(1)	(0.5)	(1)
Cash flow discount rate per annum, low end of range -in % (in hundredths)												0.035	0.056									0.009	0.022									0.029	0.051									0.005	0.005									0.009	0.002
Cash flow discount rate per annum, high end of range -in % (in hundredths)												0.463	0.516									0.5	0.535									0.198	0.482									0.292	0.413									0.078	0.078
Impact on fair value from 10% adverse change in cash flow discount rate												(13.2)	(24.2)	(13.2)								(75.3)	(48.3)	(75.3)								(0.5)	(0.8)	(0.5)								(2.2)	(2.1)	(2.2)								(7.5)	6.1	(7.5)
Impact on fair value from 20% adverse change in cash flow discount rate												(25.6)	(46.6)	(25.6)								(142.3)	(91.6)	(142.3)								(0.9)	(1.5)	(0.9)								(4.3)	(4)	(4.3)								(13.6)	11.7	(13.6)
Expected credit losses rate, low end of range (rate per annum) -in% (in hundredths)												0.029	0.033									0.024	0.033									0.015	0.034									0.032	0.01									0.052	0.005
Expected credit losses rate, high end of range (rate per annum) -in% (in hundredths)												0.457	0.481									0.492	0.495									0.187	0.475									0.276	0.393									0.135	0.097
Impact on fair value from 10% adverse change in expected credit losses												(10.4)	(17.9)	(10.4)								(61.7)	(27.4)	(61.7)								(0.3)	(0.6)	(0.3)								(1.7)	(1.3)	(1.7)								(5.1)	(5)	(5.1)
Impact on fair value from 20% adverse change in expected credit losses												(20.2)	(34.7)	(20.2)								(117.3)	(51.4)	(117.3)								(0.6)	(1.2)	(0.6)								(3.2)	(2.5)	(3.2)								(10.6)	(8.8)	(10.6)
Assets, transfer of financial interest, sale treatment not achieved																		629	940									115	296							1,137	1,137	152	116							287	195	219	193							72	15	1,183	1,575
Liability to SPE, transfer of financial interest, sale treatment not achieved																				(629)	(940)									(115)	296									(1,289)	(1,253)									(506)	(388)									(1,255)	(1,590)

Transfers of financial assets and variable interest entities (Detail 2) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
Transfers of financial assets and variable interest entities
Average maturity of CP (in days)	14	14
Average maturity of conduit's assets (in years)	3.7	3.6
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	2,008
Interest-bearing deposits with banks, consolidated VIEs	289
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	1,330
Trading assets, consolidated VIEs	6,512
Other investments, consolidated VIEs	2,826
Net loans, consolidated VIEs	5,922
Premises and equipment, consolidated VIEs	57
Other assets, consolidated VIEs	19,950
Liabilities of consolidated VIEs (CHF million)
Trading liabilities, consolidated VIEs'	383
Short-term borrowings, consolidated VIEs'	4,352
Long-term debt, consolidated VIEs'	21,918
Other liabilities, consolidated VIEs'	1,603
Consolidated VIEs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	2,008	524
Interest-bearing deposits with banks, consolidated VIEs	289
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	1,330
Trading assets, consolidated VIEs	6,512	3,223
Investment securities, consolidated VIEs	422
Other investments, consolidated VIEs	2,826	3,330
Net loans, consolidated VIEs	5,922	157
Premises and equipment, consolidated VIEs	57
Other assets, consolidated VIEs	19,950	1,599
Total assets of consolidated VIEs	39,316	8,833
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	34
Trading liabilities, consolidated VIEs'	383	466
Short-term borrowings, consolidated VIEs'	4,352	15
Long-term debt, consolidated VIEs'	21,918	1,910
Other liabilities, consolidated VIEs'	1,603	526
Total liabilities of consolidated VIEs	28,290	2,917
Increase in total assets of consolidated VIEs	30,500
Increase in total assets of consolidated VIEs due to adoption of ASU 2009-17	15,000
Increase in total assets of consolidated VIEs due to previously recognized as variable interests	12,900
Increase in total assets of consolidated VIEs due to current period activity and identification of VIEs that did not previously require disclosure	2,600
of which structured investment products		1,622
Consolidated VIEs | CDOs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,129	9
Interest-bearing deposits with banks, consolidated VIEs	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0
Trading assets, consolidated VIEs	1,486	473
Investment securities, consolidated VIEs	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0
Other assets, consolidated VIEs	8,553	1
Total assets of consolidated VIEs	11,168	483
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0
Trading liabilities, consolidated VIEs'	34	0
Short-term borrowings, consolidated VIEs'	0	15
Long-term debt, consolidated VIEs'	10,830	193
Other liabilities, consolidated VIEs'	82	6
Total liabilities of consolidated VIEs	10,946	214
Consolidated VIEs | CP Conduit
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	32
Interest-bearing deposits with banks, consolidated VIEs	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0
Trading assets, consolidated VIEs	352
Investment securities, consolidated VIEs	422
Other investments, consolidated VIEs	0
Net loans, consolidated VIEs	2,920
Premises and equipment, consolidated VIEs	0
Other assets, consolidated VIEs	1,374
Total assets of consolidated VIEs	5,100
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0
Trading liabilities, consolidated VIEs'	0
Short-term borrowings, consolidated VIEs'	4,114
Long-term debt, consolidated VIEs'	27
Other liabilities, consolidated VIEs'	9
Total liabilities of consolidated VIEs	4,150
Consolidated VIEs | Financial intermediation
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs		515
Trading assets, consolidated VIEs		2,750
Other investments, consolidated VIEs		3,330
Net loans, consolidated VIEs		157
Other assets, consolidated VIEs		1,598
Total assets of consolidated VIEs		8,350
Liabilities of consolidated VIEs (CHF million)
Trading liabilities, consolidated VIEs'		466
Short-term borrowings, consolidated VIEs'		0
Long-term debt, consolidated VIEs'		1,717
Other liabilities, consolidated VIEs'		520
Total liabilities of consolidated VIEs		2,703
of which structured investment products		1,622
Consolidated VIEs | Financial intermediation - Securitizations
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	92
Interest-bearing deposits with banks, consolidated VIEs	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0
Trading assets, consolidated VIEs	5
Investment securities, consolidated VIEs	0
Other investments, consolidated VIEs	0
Net loans, consolidated VIEs	1,795
Premises and equipment, consolidated VIEs	0
Other assets, consolidated VIEs	8,115
Total assets of consolidated VIEs	10,007
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0
Trading liabilities, consolidated VIEs'	0
Short-term borrowings, consolidated VIEs'	0
Long-term debt, consolidated VIEs'	10,273
Other liabilities, consolidated VIEs'	762
Total liabilities of consolidated VIEs	11,035
Consolidated VIEs | Financial intermediation - Funds
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	109
Interest-bearing deposits with banks, consolidated VIEs	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0
Trading assets, consolidated VIEs	3,597
Investment securities, consolidated VIEs	0
Other investments, consolidated VIEs	39
Net loans, consolidated VIEs	0
Premises and equipment, consolidated VIEs	0
Other assets, consolidated VIEs	21
Total assets of consolidated VIEs	3,766
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0
Trading liabilities, consolidated VIEs'	346
Short-term borrowings, consolidated VIEs'	238
Long-term debt, consolidated VIEs'	309
Other liabilities, consolidated VIEs'	29
Total liabilities of consolidated VIEs	922
Consolidated VIEs | Financial intermediation - Loans
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	168
Interest-bearing deposits with banks, consolidated VIEs	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0
Trading assets, consolidated VIEs	737
Investment securities, consolidated VIEs	0
Other investments, consolidated VIEs	2,161
Net loans, consolidated VIEs	59
Premises and equipment, consolidated VIEs	40
Other assets, consolidated VIEs	1,597
Total assets of consolidated VIEs	4,762
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0
Trading liabilities, consolidated VIEs'	0
Short-term borrowings, consolidated VIEs'	0
Long-term debt, consolidated VIEs'	225
Other liabilities, consolidated VIEs'	418
Total liabilities of consolidated VIEs	643
Consolidated VIEs | Financial intermediation - Other
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	478
Interest-bearing deposits with banks, consolidated VIEs	289
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	1,330
Trading assets, consolidated VIEs	335
Investment securities, consolidated VIEs	0
Other investments, consolidated VIEs	626
Net loans, consolidated VIEs	1,148
Premises and equipment, consolidated VIEs	17
Other assets, consolidated VIEs	290
Total assets of consolidated VIEs	4,513
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	34
Trading liabilities, consolidated VIEs'	3
Short-term borrowings, consolidated VIEs'	0
Long-term debt, consolidated VIEs'	254
Other liabilities, consolidated VIEs'	303
Total liabilities of consolidated VIEs	594
Non-consolidated VIEs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	7,502	6,863
Net loans, non-consolidated VIEs	11,593	23,686
Other assets, non-consolidated VIEs	249	212
Total variable interest assets, non-consolidated VIEs	19,344	30,761
Maximum exposure to loss	25,018	36,464
Non-consolidated VIE assets	241,290	150,651
Non-consolidated VIEs | CDOs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	760	789
Net loans, non-consolidated VIEs	707	694
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	1,467	1,483
Maximum exposure to loss	1,601	1,678
Non-consolidated VIE assets	13,957	20,150
Non-consolidated VIEs | CP Conduit
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs		659
Net loans, non-consolidated VIEs		12,255
Other assets, non-consolidated VIEs		4
Total variable interest assets, non-consolidated VIEs		12,918
Maximum exposure to loss		13,138
Non-consolidated VIE assets		5,098
Non-consolidated VIEs | Financial intermediation - Securitizations
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	3,378	1,132
Net loans, non-consolidated VIEs	184	3,651
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	3,562	4,783
Maximum exposure to loss	7,746	8,925
Non-consolidated VIE assets	110,735	37,015
Non-consolidated VIEs | Financial intermediation - Funds
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	1,520	2,400
Net loans, non-consolidated VIEs	2,021	2,148
Other assets, non-consolidated VIEs	166	207
Total variable interest assets, non-consolidated VIEs	3,707	4,755
Maximum exposure to loss	3,958	4,812
Non-consolidated VIE assets	68,086	50,593
Non-consolidated VIEs | Financial intermediation - Loans
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	828	1,168
Net loans, non-consolidated VIEs	6,549	4,401
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	7,377	5,569
Maximum exposure to loss	8,004	6,394
Non-consolidated VIE assets	27,374	24,638
Non-consolidated VIEs | Financial intermediation - Other
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	1,016	715
Net loans, non-consolidated VIEs	2,132	537
Other assets, non-consolidated VIEs	83	1
Total variable interest assets, non-consolidated VIEs	3,231	1,253
Maximum exposure to loss	3,709	1,517
Non-consolidated VIE assets	21,138	13,157

Fair value of financial instruments (Detail) (CHF) In Millions	Jun. 30, 2010	Dec. 31, 2009
Assets (CHF million)
Interest-bearing deposits with banks	289
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,125	128,303
Securities received as collateral	42,888	37,516
Trading assets	350,093	332,238
Investment securities	9,417	10,793
Other investments	17,055	21,126
Loans	23,219	36,246
Other intangible assets (mortgage servicing rights)	90	30
Other assets	44,152	29,125
Debt securities | Debt securities issued by foreign governments | Level 1
Assets (CHF million)
Trading assets	71,018	60,439
Investment securities	6,986	8,712
Debt securities | Debt securities issued by foreign governments | Level 2
Assets (CHF million)
Trading assets	9,536	10,721
Investment securities	271	262
Debt securities | Debt securities issued by foreign governments | Level 3
Assets (CHF million)
Trading assets	195	39
Investment securities	20	19
Debt securities | Debt securities issued by foreign governments | Netting impact
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Debt securities | Debt securities issued by foreign governments | Total - at fair value
Assets (CHF million)
Trading assets	80,749	71,199
Investment securities	7,277	8,993
Debt securities | Corporate debt securities | Level 1
Assets (CHF million)
Securities received as collateral	0	3,408
Trading assets	60	3,585
Investment securities	0
Debt securities | Corporate debt securities | Level 2
Assets (CHF million)
Securities received as collateral	6,087	681
Trading assets	36,498	32,094
Investment securities	1,027
Debt securities | Corporate debt securities | Level 3
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	3,976	4,816
Investment securities	0
Debt securities | Corporate debt securities | Netting impact
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0
Debt securities | Corporate debt securities | Total - at fair value
Assets (CHF million)
Securities received as collateral	6,087	4,089
Trading assets	40,534	40,495
Investment securities	1,027
Debt securities | RMBS | Level 1
Assets (CHF million)
Trading assets	18,311	27,496
Debt securities | RMBS | Level 2
Assets (CHF million)
Trading assets	9,741	7,449
Debt securities | RMBS | Level 3
Assets (CHF million)
Trading assets	2,809	3,626
Debt securities | RMBS | Netting impact
Assets (CHF million)
Trading assets	0	0
Debt securities | RMBS | Total - at fair value
Assets (CHF million)
Trading assets	30,861	38,571
Debt securities | CMBS | Level 1
Assets (CHF million)
Trading assets	0	0
Debt securities | CMBS | Level 2
Assets (CHF million)
Trading assets	2,259	1,119
Debt securities | CMBS | Level 3
Assets (CHF million)
Trading assets	1,871	2,461
Debt securities | CMBS | Netting impact
Assets (CHF million)
Trading assets	0	0
Debt securities | CMBS | Total - at fair value
Assets (CHF million)
Trading assets	4,130	3,580
Debt securities | Collateralized debt obligations | Level 1
Assets (CHF million)
Trading assets	0
Investment securities	0
Debt securities | Collateralized debt obligations | Level 2
Assets (CHF million)
Trading assets	3,921
Investment securities	267
Debt securities | Collateralized debt obligations | Level 3
Assets (CHF million)
Trading assets	1,211
Investment securities	424
Debt securities | Collateralized debt obligations | Netting impact
Assets (CHF million)
Trading assets	0
Investment securities	0
Debt securities | Collateralized debt obligations | Total - at fair value
Assets (CHF million)
Trading assets	5,132
Investment securities	691
Debt securities | Level 1
Assets (CHF million)
Securities received as collateral	367	3,931
Trading assets	90,434	93,078
Investment securities	7,309	9,967
Debt securities | Level 2
Assets (CHF million)
Securities received as collateral	6,489	713
Trading assets	62,542	54,357
Investment securities	1,567	633
Debt securities | Level 3
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	10,596	11,980
Investment securities	443	86
Debt securities | Netting impact
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Debt securities | Total - at fair value
Assets (CHF million)
Securities received as collateral	6,856	4,644
Trading assets	163,572	159,415
Investment securities	9,319	10,686
Equity securities | Level 1
Assets (CHF million)
Securities received as collateral	36,019	32,872
Trading assets	78,662	86,329
Investment securities	5	5
Equity securities | Level 2
Assets (CHF million)
Securities received as collateral	13	0
Trading assets	12,956	13,714
Investment securities	93	102
Equity securities | Level 3
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	585	488
Investment securities	0	0
Equity securities | Netting impact
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Equity securities | Total - at fair value
Assets (CHF million)
Securities received as collateral	36,032	32,872
Trading assets	92,203	100,531
Investment securities	98	107
Derivative instruments | Interest rate products. | Level 1
Assets (CHF million)
Trading assets	3,524
Derivative instruments | Interest rate products. | Level 2
Assets (CHF million)
Trading assets	667,926
Derivative instruments | Interest rate products. | Level 3
Assets (CHF million)
Trading assets	2,136
Derivative instruments | Foreign exchange products. | Level 1
Assets (CHF million)
Trading assets	1
Derivative instruments | Foreign exchange products. | Level 2
Assets (CHF million)
Trading assets	89,566
Derivative instruments | Foreign exchange products. | Level 3
Assets (CHF million)
Trading assets	781
Derivative instruments | Equity/index-related products. | Level 1
Assets (CHF million)
Trading assets	6,414
Derivative instruments | Equity/index-related products. | Level 2
Assets (CHF million)
Trading assets	35,425
Derivative instruments | Equity/index-related products. | Level 3
Assets (CHF million)
Trading assets	3,223
Derivative instruments | Credit derivatives | Level 1
Assets (CHF million)
Trading assets	0	0
Derivative instruments | Credit derivatives | Level 2
Assets (CHF million)
Trading assets	61,589	63,864
Derivative instruments | Credit derivatives | Level 3
Assets (CHF million)
Trading assets	3,123	4,339
Derivative instruments | Level 1
Assets (CHF million)
Trading assets	10,709	6,474
Derivative instruments | Level 2
Assets (CHF million)
Trading assets	878,881	693,368
Derivative instruments | Level 3
Assets (CHF million)
Trading assets	10,647	11,192
Derivative instruments | Netting impact
Assets (CHF million)
Trading assets	(824,451)	(655,903)
Derivative instruments | Total - at fair value
Assets (CHF million)
Trading assets	75,786	55,131
Other | Level 1
Assets (CHF million)
Trading assets	6,877	6,337
Other | Level 2
Assets (CHF million)
Trading assets	9,346	8,514
Other | Level 3
Assets (CHF million)
Trading assets	2,309	2,310
Other | Netting impact
Assets (CHF million)
Trading assets	0	0
Other | Total - at fair value
Assets (CHF million)
Trading assets	18,532	17,161
Private equity | Level 1
Assets (CHF million)
Other investments	0	0
Private equity | Level 2
Assets (CHF million)
Other investments	0	35
Private equity | Level 3
Assets (CHF million)
Other investments	5,201	4,538
Private equity | Netting impact
Assets (CHF million)
Other investments	0	0
Private equity | Total - at fair value
Assets (CHF million)
Other investments	5,201	4,573
Private equity - of which equity funds | Level 1
Assets (CHF million)
Other investments	0	0
Private equity - of which equity funds | Level 2
Assets (CHF million)
Other investments	0	35
Private equity - of which equity funds | Level 3
Assets (CHF million)
Other investments	4,056	3,547
Private equity - of which equity funds | Netting impact
Assets (CHF million)
Other investments	0	0
Private equity - of which equity funds | Total - at fair value
Assets (CHF million)
Other investments	4,056	3,582
Hedge funds | Level 1
Assets (CHF million)
Other investments	0	0
Hedge funds | Level 2
Assets (CHF million)
Other investments	922	1,179
Hedge funds | Level 3
Assets (CHF million)
Other investments	250	475
Hedge funds | Netting impact
Assets (CHF million)
Other investments	0	0
Hedge funds | Total - at fair value
Assets (CHF million)
Other investments	1,172	1,654
Hedge funds - of which debt funds | Level 1
Assets (CHF million)
Other investments	0	0
Hedge funds - of which debt funds | Level 2
Assets (CHF million)
Other investments	542	624
Hedge funds - of which debt funds | Level 3
Assets (CHF million)
Other investments	116	209
Hedge funds - of which debt funds | Netting impact
Assets (CHF million)
Other investments	0	0
Hedge funds - of which debt funds | Total - at fair value
Assets (CHF million)
Other investments	658	833
Other equity investments | Level 1
Assets (CHF million)
Other investments	1,341	1,538
Other equity investments | Level 2
Assets (CHF million)
Other investments	125	4,121
Other equity investments | Level 3
Assets (CHF million)
Other investments	6,982	7,192
Other equity investments | Netting impact
Assets (CHF million)
Other investments	0	0
Other equity investments | Total - at fair value
Assets (CHF million)
Other investments	8,448	12,851
Other equity investments - of which private | Level 1
Assets (CHF million)
Other investments	0	0
Other equity investments - of which private | Level 2
Assets (CHF million)
Other investments	40	3,902
Other equity investments - of which private | Level 3
Assets (CHF million)
Other investments	6,977	7,190
Other equity investments - of which private | Netting impact
Assets (CHF million)
Other investments	0	0
Other equity investments - of which private | Total - at fair value
Assets (CHF million)
Other investments	7,017	11,092
Life finance instruments | Level 1
Assets (CHF million)
Other investments	0	0
Life finance instruments | Level 2
Assets (CHF million)
Other investments	0	0
Life finance instruments | Level 3
Assets (CHF million)
Other investments	2,234	2,048
Life finance instruments | Netting impact
Assets (CHF million)
Other investments	0	0
Life finance instruments | Total - at fair value
Assets (CHF million)
Other investments	2,234	2,048
Level 1
Assets (CHF million)
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	36,386	36,803
Trading assets	186,682	192,218
Investment securities	7,314	9,972
Other investments	1,341	1,538
Loans	0	0
Loans - of which commerical and industrial	0
Loans - of which financial institutions	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	2,916	5,772
Other assets - loans held-for-sale	0
Total assets	234,639	246,303
Less other investments - equity at fair value attributable to noncontrolling interests	(1,116)	(1,297)
Less assets consolidated under ASU 2009-17	0
Assets at fair value attributable to shareholders	233,523	245,006
Level 2
Assets (CHF million)
Interest-bearing deposits with banks	289
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	151,542	126,789
Securities received as collateral	6,502	713
Trading assets	963,725	769,953
Investment securities	1,660	735
Other investments	1,047	5,335
Loans	11,007	25,167
Loans - of which commerical and industrial	6,134
Loans - of which financial institutions	4,658
Other intangible assets (mortgage servicing rights)	0	0
Other assets	25,549	16,633
Other assets - loans held-for-sale	12,395
Total assets	1,161,321	945,325
Less other investments - equity at fair value attributable to noncontrolling interests	(158)	(331)
Less assets consolidated under ASU 2009-17	(10,929)
Assets at fair value attributable to shareholders	1,150,234	944,994
Level 3
Assets (CHF million)
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,583	1,514
Securities received as collateral	0	0
Trading assets	24,137	25,970
Investment securities	443	86
Other investments	14,667	14,253
Loans	12,212	11,079
Loans - of which commerical and industrial	7,050
Loans - of which financial institutions	4,475
Other intangible assets (mortgage servicing rights)	90	30
Other assets	15,912	6,744
Other assets - loans held-for-sale	15,480
Total assets	69,044	59,676
Less other investments - equity at fair value attributable to noncontrolling interests	(7,384)	(7,011)
Less assets consolidated under ASU 2009-17	(13,250)
Assets at fair value attributable to shareholders	48,410	52,665
Netting impact
Assets (CHF million)
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(824,451)	(655,903)
Investment securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commerical and industrial	0
Loans - of which financial institutions	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	(225)	(24)
Other assets - loans held-for-sale	0
Total assets	(824,676)	(655,927)
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0
Assets at fair value attributable to shareholders	(824,676)	(655,927)
Total - at fair value
Assets (CHF million)
Interest-bearing deposits with banks	289
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,125	128,303
Securities received as collateral	42,888	37,516
Trading assets	350,093	332,238
Investment securities	9,417	10,793
Other investments	17,055	21,126
Loans	23,219	36,246
Loans - of which commerical and industrial	13,184
Loans - of which financial institutions	9,133
Other intangible assets (mortgage servicing rights)	90	30
Other assets	44,152	29,125
Other assets - loans held-for-sale	27,875
Total assets	640,328	595,377
Less other investments - equity at fair value attributable to noncontrolling interests	(8,658)	(8,639)
Less assets consolidated under ASU 2009-17	(24,179)
Assets at fair value attributable to shareholders	607,491	586,738

Fair value of financial instruments (Detail 2) (CHF) In Millions	Jun. 30, 2010	Dec. 31, 2009
Liabilities.
Due to banks	3,869	4,695
Customer deposits	3,656	2,676
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	130,279	122,136
Obligation to return securities received as collateral	42,888	37,516
Trading liabilities	164,437	133,481
Short-term borrowings	3,304	3,383
Long-term debt	92,132	74,513
Other liabilities	30,018	30,389
Debt securities | Debt securities issued by foreign governments | Level 1
Liabilities.
Trading liabilities	52,208	48,665
Debt securities | Debt securities issued by foreign governments | Level 2
Liabilities.
Trading liabilities	1,051	2,534
Debt securities | Debt securities issued by foreign governments | Level 3
Liabilities.
Trading liabilities	0	0
Debt securities | Debt securities issued by foreign governments | Netting impact
Liabilities.
Trading liabilities	0	0
Debt securities | Debt securities issued by foreign governments | Total - at fair value
Liabilities.
Trading liabilities	53,259	51,199
Debt securities | Corporate debt securities | Level 1
Liabilities.
Obligation to return securities received as collateral	0	3,408
Trading liabilities	1	19
Debt securities | Corporate debt securities | Level 2
Liabilities.
Obligation to return securities received as collateral	6,087	681
Trading liabilities	9,166	7,011
Debt securities | Corporate debt securities | Level 3
Liabilities.
Obligation to return securities received as collateral	0	0
Trading liabilities	115	93
Debt securities | Corporate debt securities | Netting impact
Liabilities.
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Debt securities | Corporate debt securities | Total - at fair value
Liabilities.
Obligation to return securities received as collateral	6,087	4,089
Trading liabilities	9,282	7,123
Debt securities | Level 1
Liabilities.
Obligation to return securities received as collateral	367	3,931
Trading liabilities	52,295	48,719
Debt securities | Level 2
Liabilities.
Obligation to return securities received as collateral	6,489	713
Trading liabilities	10,747	9,692
Debt securities | Level 3
Liabilities.
Obligation to return securities received as collateral	0	0
Trading liabilities	115	93
Debt securities | Netting impact
Liabilities.
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Debt securities | Total - at fair value
Liabilities.
Obligation to return securities received as collateral	6,856	4,644
Trading liabilities	63,157	58,504
Equity securities | Level 1
Liabilities.
Obligation to return securities received as collateral	36,019	32,872
Trading liabilities	19,791	17,908
Equity securities | Level 2
Liabilities.
Obligation to return securities received as collateral	13	0
Trading liabilities	759	503
Equity securities | Level 3
Liabilities.
Obligation to return securities received as collateral	0	0
Trading liabilities	79	31
Equity securities | Netting impact
Liabilities.
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Equity securities | Total - at fair value
Liabilities.
Obligation to return securities received as collateral	36,032	32,872
Trading liabilities	20,629	18,442
Derivative instruments | Interest rate products. | Level 1
Liabilities.
Trading liabilities	3,497
Derivative instruments | Interest rate products. | Level 2
Liabilities.
Trading liabilities	661,389
Derivative instruments | Interest rate products. | Level 3
Liabilities.
Trading liabilities	1,901
Derivative instruments | Foreign exchange products. | Level 1
Liabilities.
Trading liabilities	1
Derivative instruments | Foreign exchange products. | Level 2
Liabilities.
Trading liabilities	99,890
Derivative instruments | Foreign exchange products. | Level 3
Liabilities.
Trading liabilities	1,909
Derivative instruments | Equity/index-related products. | Level 1
Liabilities.
Trading liabilities	6,615
Derivative instruments | Equity/index-related products. | Level 2
Liabilities.
Trading liabilities	35,592
Derivative instruments | Equity/index-related products. | Level 3
Liabilities.
Trading liabilities	2,934
Derivative instruments | Credit derivatives | Level 1
Liabilities.
Trading liabilities	0	0
Derivative instruments | Credit derivatives | Level 2
Liabilities.
Trading liabilities	58,057	59,869
Derivative instruments | Credit derivatives | Level 3
Liabilities.
Trading liabilities	1,114	1,996
Derivative instruments | Level 1
Liabilities.
Trading liabilities	10,788	6,058
Derivative instruments | Level 2
Liabilities.
Trading liabilities	878,877	691,049
Derivative instruments | Level 3
Liabilities.
Trading liabilities	9,071	11,827
Derivative instruments | Netting impact
Liabilities.
Trading liabilities	(818,085)	(652,399)
Derivative instruments | Total - at fair value
Liabilities.
Trading liabilities	80,651	56,535
Long-term debt - of which treasury debt over two years | Level 1
Liabilities.
Long-term debt	0
Long-term debt - of which treasury debt over two years | Level 2
Liabilities.
Long-term debt	25,037
Long-term debt - of which treasury debt over two years | Level 3
Liabilities.
Long-term debt	0
Long-term debt - of which treasury debt over two years | Netting impact
Liabilities.
Long-term debt	0
Long-term debt - of which treasury debt over two years | Total - at fair value
Liabilities.
Long-term debt	25,037
Long-term debt - of which structured notes over two years | Level 1
Liabilities.
Long-term debt	0
Long-term debt - of which structured notes over two years | Level 2
Liabilities.
Long-term debt	15,868
Long-term debt - of which structured notes over two years | Level 3
Liabilities.
Long-term debt	12,448
Long-term debt - of which structured notes over two years | Netting impact
Liabilities.
Long-term debt	0
Long-term debt - of which structured notes over two years | Total - at fair value
Liabilities.
Long-term debt	28,316
Long-term debt - of which nonrecourse liabilities | Level 1
Liabilities.
Long-term debt	0
Long-term debt - of which nonrecourse liabilities | Level 2
Liabilities.
Long-term debt	10,876
Long-term debt - of which nonrecourse liabilities | Level 3
Liabilities.
Long-term debt	10,665
Long-term debt - of which nonrecourse liabilities | Netting impact
Liabilities.
Long-term debt	0
Long-term debt - of which nonrecourse liabilities | Total - at fair value
Liabilities.
Long-term debt	21,541
Other liabilities - of which failed sales | Level 1
Liabilities.
Other liabilities	0
Other liabilities - of which failed sales | Level 2
Liabilities.
Other liabilities	2,993
Other liabilities - of which failed sales | Level 3
Liabilities.
Other liabilities	2,387
Other liabilities - of which failed sales | Netting impact
Liabilities.
Other liabilities	0
Other liabilities - of which failed sales | Total - at fair value
Liabilities.
Other liabilities	5,380
Level 1
Liabilities.
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	36,386	36,803
Trading liabilities	82,874	72,685
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	246
Total liabilities	119,260	109,734
Level 2
Liabilities.
Due to banks	3,869	4,695
Customer deposits	3,656	2,676
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	130,279	121,930
Obligation to return securities received as collateral	6,502	713
Trading liabilities	890,383	701,244
Short-term borrowings	3,016	3,219
Long-term debt	68,301	57,867
Other liabilities	26,267	26,253
Total liabilities	1,132,273	918,597
Level 3
Liabilities.
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	206
Obligation to return securities received as collateral	0	0
Trading liabilities	9,265	11,951
Short-term borrowings	288	164
Long-term debt	23,831	16,646
Other liabilities	4,394	3,995
Total liabilities	37,778	32,962
Netting impact
Liabilities.
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(818,085)	(652,399)
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	(643)	(105)
Total liabilities	(818,728)	(652,504)
Total - at fair value
Liabilities.
Due to banks	3,869	4,695
Customer deposits	3,656	2,676
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	130,279	122,136
Obligation to return securities received as collateral	42,888	37,516
Trading liabilities	164,437	133,481
Short-term borrowings	3,304	3,383
Long-term debt	92,132	74,513
Other liabilities	30,018	30,389
Total liabilities	470,583	408,789

Fair value of financial instruments (Detail 3) (CHF) In Millions	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Debt securities | Debt securities issued by foreign governments | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		0
Transfers in, assets		0
Transfers out, assets		0
Purchases, sales, issuances, settlements, assets		116
Gain (loss) on transfers in included in trading revenues, assets		0
Gain (loss) on transfers out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		1
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Foreign currency translation impact, assets		3
Balance at end of period, assets		120
Debt securities | Corporate debt securities | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,816
Transfers in, assets	481
Transfers out, assets	(359)
Purchases, sales, issuances, settlements, assets	(1,183)
Gain (loss) on transfers in/out included in trading revenues, assets	52
Gain (loss) on all other activity included in trading revenues, assets	(98)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	(1)
Foreign currency translation impact, assets	268
Balance at end of period, assets	3,976
Debt securities | RMBS | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,626
Transfers in, assets	548
Transfers out, assets	(731)
Purchases, sales, issuances, settlements, assets	(1,229)
Gain (loss) on transfers in/out included in trading revenues, assets	22
Gain (loss) on all other activity included in trading revenues, assets	407
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	166
Balance at end of period, assets	2,809
Debt securities | CMBS | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,461
Transfers in, assets	117
Transfers out, assets	(135)
Purchases, sales, issuances, settlements, assets	(669)
Gain (loss) on transfers in/out included in trading revenues, assets	12
Gain (loss) on all other activity included in trading revenues, assets	(37)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	122
Balance at end of period, assets	1,871
Debt securities | Collateralized debt obligations | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	559
Transfers in, assets	307
Transfers out, assets	(304)
Purchases, sales, issuances, settlements, assets	237
Gain (loss) on transfers in/out included in trading revenues, assets	2
Gain (loss) on all other activity included in trading revenues, assets	398
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	12
Balance at end of period, assets	1,211
Debt securities | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	11,980	19,860
Transfers in, assets	1,463	1,256
Transfers out, assets	(1,540)	(2,101)
Purchases, sales, issuances, settlements, assets	(2,605)	(6,233)
Gain (loss) on transfers in included in trading revenues, assets		29
Gain (loss) on transfers out included in trading revenues, assets		545
Gain (loss) on transfers in/out included in trading revenues, assets	88
Gain (loss) on all other activity included in trading revenues, assets	618	(902)
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	(1)	(6)
Foreign currency translation impact, assets	593	748
Balance at end of period, assets	10,596	13,196
Debt securities | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		0
Transfers in, assets		0
Transfers out, assets		0
Purchases, sales, issuances, settlements, assets		243
Gain (loss) on transfers in included in trading revenues, assets		0
Gain (loss) on transfers out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		2
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Foreign currency translation impact, assets		(8)
Balance at end of period, assets		237
Equity securities | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	488	2,187
Transfers in, assets	34	1,190
Transfers out, assets	(90)	(215)
Purchases, sales, issuances, settlements, assets	115	(1,345)
Gain (loss) on transfers in included in trading revenues, assets		(150)
Gain (loss) on transfers out included in trading revenues, assets		(3)
Gain (loss) on transfers in/out included in trading revenues, assets	1
Gain (loss) on all other activity included in trading revenues, assets	18	(208)
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0	(2)
Foreign currency translation impact, assets	19	134
Balance at end of period, assets	585	1,588
Equity securities | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		0
Transfers in, assets		0
Transfers out, assets		0
Purchases, sales, issuances, settlements, assets		133
Gain (loss) on transfers in included in trading revenues, assets		0
Gain (loss) on transfers out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		1
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Foreign currency translation impact, assets		15
Balance at end of period, assets		149
Equity securities | Other investments.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	12,205	16,933
Transfers in, assets	143	353
Transfers out, assets	(350)	(62)
Purchases, sales, issuances, settlements, assets	(266)	616
Gain (loss) on transfers in included in trading revenues, assets		1
Gain (loss) on transfers out included in trading revenues, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	3	56
Gain (loss) on transfers in included in other revenues, assets		(51)
Gain (loss) on transfers out included in other revenues, assets		16
Gain (loss) on transfers in/out included in other revenues, assets	29
Gain (loss) on all other activity included in other revenues, assets	180	(2,293)
Foreign currency translation impact, assets	489	605
Balance at end of period, assets	12,433	16,174
Derivative instruments | Interest rate products. | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,529
Transfers in, assets	173
Transfers out, assets	(150)
Purchases, sales, issuances, settlements, assets	296
Gain (loss) on transfers in/out included in trading revenues, assets	52
Gain (loss) on all other activity included in trading revenues, assets	169
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	67
Balance at end of period, assets	2,136
Derivative instruments | Equity/index-related products. | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,298
Transfers in, assets	152
Transfers out, assets	(282)
Purchases, sales, issuances, settlements, assets	(724)
Gain (loss) on transfers in/out included in trading revenues, assets	63
Gain (loss) on all other activity included in trading revenues, assets	565
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	151
Balance at end of period, assets	3,223
Derivative instruments | Credit derivatives | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,339
Transfers in, assets	489
Transfers out, assets	(582)
Purchases, sales, issuances, settlements, assets	(377)
Gain (loss) on transfers in/out included in trading revenues, assets	(70)
Gain (loss) on all other activity included in trading revenues, assets	(876)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	200
Balance at end of period, assets	3,123
Derivative instruments | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	11,192	24,792
Transfers in, assets	874	4,090
Transfers out, assets	(1,151)	(5,533)
Purchases, sales, issuances, settlements, assets	(1,002)	(10,511)
Gain (loss) on transfers in included in trading revenues, assets		(1,173)
Gain (loss) on transfers out included in trading revenues, assets		1,079
Gain (loss) on transfers in/out included in trading revenues, assets	41
Gain (loss) on all other activity included in trading revenues, assets	182	1,372
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	511	1,069
Balance at end of period, assets	10,647	15,185
Other | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,310	4,254
Transfers in, assets	370	67
Transfers out, assets	(601)	(409)
Purchases, sales, issuances, settlements, assets	74	(972)
Gain (loss) on transfers in included in trading revenues, assets		0
Gain (loss) on transfers out included in trading revenues, assets		83
Gain (loss) on transfers in/out included in trading revenues, assets	(1)
Gain (loss) on all other activity included in trading revenues, assets	52	429
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0	(14)
Foreign currency translation impact, assets	105	186
Balance at end of period, assets	2,309	3,624
Other | Other investments.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,942
Transfers in, assets		10
Transfers out, assets		(2)
Purchases, sales, issuances, settlements, assets		408
Gain (loss) on transfers in included in trading revenues, assets		1
Gain (loss) on transfers out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		(220)
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Foreign currency translation impact, assets		50
Balance at end of period, assets		2,189
Life finance instruments | Other investments.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,048
Transfers in, assets	0
Transfers out, assets	0
Purchases, sales, issuances, settlements, assets	(38)
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	130
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	94
Balance at end of period, assets	2,234
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,514
Transfers in, assets	0
Transfers out, assets	0
Purchases, sales, issuances, settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	(1)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	70
Balance at end of period, assets	1,583
Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	25,970	51,093
Transfers in, assets	2,741	6,603
Transfers out, assets	(3,382)	(8,258)
Purchases, sales, issuances, settlements, assets	(3,418)	(19,061)
Gain (loss) on transfers in included in trading revenues, assets		(1,294)
Gain (loss) on transfers out included in trading revenues, assets		1,704
Gain (loss) on transfers in/out included in trading revenues, assets	129
Gain (loss) on all other activity included in trading revenues, assets	870	691
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	(1)	(22)
Foreign currency translation impact, assets	1,228	2,137
Balance at end of period, assets	24,137	33,593
Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	86	0
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, sales, issuances, settlements, assets	356	376
Gain (loss) on transfers in included in trading revenues, assets		0
Gain (loss) on transfers out included in trading revenues, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	4	3
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(3)	7
Balance at end of period, assets	443	386
Other investments.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	14,253	18,875
Transfers in, assets	143	363
Transfers out, assets	(350)	(64)
Purchases, sales, issuances, settlements, assets	(304)	1,024
Gain (loss) on transfers in included in trading revenues, assets		2
Gain (loss) on transfers out included in trading revenues, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	133	(164)
Gain (loss) on transfers in included in other revenues, assets		(51)
Gain (loss) on transfers out included in other revenues, assets		16
Gain (loss) on transfers in/out included in other revenues, assets	29
Gain (loss) on all other activity included in other revenues, assets	180	(2,293)
Foreign currency translation impact, assets	583	655
Balance at end of period, assets	14,667	18,363
Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	11,079	14,309
Transfers in, assets	835	627
Transfers out, assets	(312)	(1,032)
Purchases, sales, issuances, settlements, assets	155	(3,230)
Gain (loss) on transfers in included in trading revenues, assets		15
Gain (loss) on transfers out included in trading revenues, assets		(60)
Gain (loss) on transfers in/out included in trading revenues, assets	7
Gain (loss) on all other activity included in trading revenues, assets	(42)	664
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	9	0
Foreign currency translation impact, assets	481	594
Balance at end of period, assets	12,212	11,887
Loans - of which commerical and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,346
Transfers in, assets	251
Transfers out, assets	(113)
Purchases, sales, issuances, settlements, assets	(1,537)
Gain (loss) on transfers in/out included in trading revenues, assets	3
Gain (loss) on all other activity included in trading revenues, assets	(275)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	9
Foreign currency translation impact, assets	366
Balance at end of period, assets	7,050
Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,454
Transfers in, assets	180
Transfers out, assets	(95)
Purchases, sales, issuances, settlements, assets	1,598
Gain (loss) on transfers in/out included in trading revenues, assets	4
Gain (loss) on all other activity included in trading revenues, assets	231
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	103
Balance at end of period, assets	4,475
Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	30	113
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, sales, issuances, settlements, assets	87	(22)
Gain (loss) on transfers in included in trading revenues, assets		0
Gain (loss) on transfers out included in trading revenues, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	(28)	(35)
Foreign currency translation impact, assets	1	5
Balance at end of period, assets	90	61
Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,744	13,645
Transfers in, assets	1,484	652
Transfers out, assets	(1,309)	(1,423)
Purchases, sales, issuances, settlements, assets	7,772	(2,358)
Gain (loss) on transfers in included in trading revenues, assets		(134)
Gain (loss) on transfers out included in trading revenues, assets		207
Gain (loss) on transfers in/out included in trading revenues, assets	31
Gain (loss) on all other activity included in trading revenues, assets	899	(939)
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	18	0
Foreign currency translation impact, assets	273	471
Balance at end of period, assets	15,912	10,121
Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,220
Transfers in, assets	1,457
Transfers out, assets	(1,287)
Purchases, sales, issuances, settlements, assets	7,857
Gain (loss) on transfers in/out included in trading revenues, assets	31
Gain (loss) on all other activity included in trading revenues, assets	931
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	21
Foreign currency translation impact, assets	250
Balance at end of period, assets	15,480
Assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	59,676	98,035
Transfers in, assets	5,203	8,245
Transfers out, assets	(5,353)	(10,777)
Purchases, sales, issuances, settlements, assets	4,648	(23,271)
Gain (loss) on transfers in included in trading revenues, assets		(1,411)
Gain (loss) on transfers out included in trading revenues, assets		1,851
Gain (loss) on transfers in/out included in trading revenues, assets	167
Gain (loss) on all other activity included in trading revenues, assets	1,863	255
Gain (loss) on transfers in included in other revenues, assets		(51)
Gain (loss) on transfers out included in other revenues, assets		16
Gain (loss) on transfers in/out included in other revenues, assets	29
Gain (loss) on all other activity included in other revenues, assets	178	(2,350)
Foreign currency translation impact, assets	2,633	3,869
Balance at end of period, assets	69,044	74,411

Fair value of financial instruments (Detail 4) (CHF) In Millions	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Debt securities | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		91
Transfers in, liabilities		94
Transfers out, liabilities		(13)
Purchases, sales, issuances, settlements, liabilities		(50)
Gain (loss) on transfers in included in trading revenues, liabilities		3
Gain (loss) on transfers out included in trading revenues, liabilities		2
Gain (loss) on all other activity included in trading revenues, liabilities		1
Gain (loss) on transfers in included in other revenues, liabilities		0
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		1
Balance at end of period, liabilities		129
Equity securities | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		34
Transfers in, liabilities		109
Transfers out, liabilities		(4)
Purchases, sales, issuances, settlements, liabilities		3
Gain (loss) on transfers in included in trading revenues, liabilities		7
Gain (loss) on transfers out included in trading revenues, liabilities		(1)
Gain (loss) on all other activity included in trading revenues, liabilities		7
Gain (loss) on transfers in included in other revenues, liabilities		0
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		(2)
Balance at end of period, liabilities		153
Derivative instruments | Interest rate products. | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,786
Transfers in, liabilities	128
Transfers out, liabilities	(142)
Purchases, sales, issuances, settlements, liabilities	(210)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(16)
Gain (loss) on all other activity included in trading revenues, liabilities	274
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	81
Balance at end of period, liabilities	1,901
Derivative instruments | Foreign exchange products. | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,936
Transfers in, liabilities	59
Transfers out, liabilities	(15)
Purchases, sales, issuances, settlements, liabilities	(1,126)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	(84)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	140
Balance at end of period, liabilities	1,909
Derivative instruments | Equity/index-related products. | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,635
Transfers in, liabilities	253
Transfers out, liabilities	(468)
Purchases, sales, issuances, settlements, liabilities	(478)
Gain (loss) on transfers in/out included in trading revenues, liabilities	185
Gain (loss) on all other activity included in trading revenues, liabilities	(363)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	170
Balance at end of period, liabilities	2,934
Derivative instruments | Credit derivatives | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,996
Transfers in, liabilities	444
Transfers out, liabilities	(567)
Purchases, sales, issuances, settlements, liabilities	(351)
Gain (loss) on transfers in/out included in trading revenues, liabilities	36
Gain (loss) on all other activity included in trading revenues, liabilities	(540)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	96
Balance at end of period, liabilities	1,114
Derivative instruments | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		23,454
Transfers in, liabilities		3,576
Transfers out, liabilities		(6,539)
Purchases, sales, issuances, settlements, liabilities		(5,135)
Gain (loss) on transfers in included in trading revenues, liabilities		(880)
Gain (loss) on transfers out included in trading revenues, liabilities		944
Gain (loss) on all other activity included in trading revenues, liabilities		(2,427)
Gain (loss) on transfers in included in other revenues, liabilities		0
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		970
Balance at end of period, liabilities		13,963
Other | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		10
Transfers in, liabilities		0
Transfers out, liabilities		0
Purchases, sales, issuances, settlements, liabilities		23
Gain (loss) on transfers in included in trading revenues, liabilities		0
Gain (loss) on transfers out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		(33)
Gain (loss) on transfers in included in other revenues, liabilities		0
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		0
Balance at end of period, liabilities		0
Long-term debt - of which structured notes over two years | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14,781
Transfers in, liabilities	1,086
Transfers out, liabilities	(1,996)
Purchases, sales, issuances, settlements, liabilities	(1,231)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(126)
Gain (loss) on all other activity included in trading revenues, liabilities	(756)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	690
Balance at end of period, liabilities	12,448
Long-term debt - of which nonrecourse liabilities | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0
Transfers in, liabilities	350
Transfers out, liabilities	(16)
Purchases, sales, issuances, settlements, liabilities	8,928
Gain (loss) on transfers in/out included in trading revenues, liabilities	(126)
Gain (loss) on all other activity included in trading revenues, liabilities	1,558
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	(29)
Balance at end of period, liabilities	10,665
Other liabilities - of which failed sales | Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,932
Transfers in, liabilities	106
Transfers out, liabilities	(28)
Purchases, sales, issuances, settlements, liabilities	668
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	(373)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	86
Balance at end of period, liabilities	2,387
Due to banks
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		3
Transfers in, liabilities		0
Transfers out, liabilities		0
Purchases, sales, issuances, settlements, liabilities		(3)
Gain (loss) on transfers in included in trading revenues, liabilities		0
Gain (loss) on transfers out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in included in other revenues, liabilities		0
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		0
Balance at end of period, liabilities		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	206
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, sales, issuances, settlements, liabilities	(217)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	11
Balance at end of period, liabilities	0
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	11,951	23,589
Transfers in, liabilities	909	3,779
Transfers out, liabilities	(1,498)	(6,556)
Purchases, sales, issuances, settlements, liabilities	(2,359)	(5,159)
Gain (loss) on transfers in included in trading revenues, liabilities		(870)
Gain (loss) on transfers out included in trading revenues, liabilities		945
Gain (loss) on transfers in/out included in trading revenues, liabilities	234
Gain (loss) on all other activity included in trading revenues, liabilities	(529)	(2,452)
Gain (loss) on transfers in included in other revenues, liabilities		0
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	557	969
Balance at end of period, liabilities	9,265	14,245
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	164	350
Transfers in, liabilities	12	402
Transfers out, liabilities	(14)	(3)
Purchases, sales, issuances, settlements, liabilities	160	(484)
Gain (loss) on transfers in included in trading revenues, liabilities		(4)
Gain (loss) on transfers out included in trading revenues, liabilities		(2)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	(40)	92
Gain (loss) on transfers in included in other revenues, liabilities		0
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	6	25
Balance at end of period, liabilities	288	376
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	16,646	23,853
Transfers in, liabilities	1,532	1,265
Transfers out, liabilities	(2,156)	(2,639)
Purchases, sales, issuances, settlements, liabilities	6,513	(3,540)
Gain (loss) on transfers in included in trading revenues, liabilities		128
Gain (loss) on transfers out included in trading revenues, liabilities		126
Gain (loss) on transfers in/out included in trading revenues, liabilities	(256)
Gain (loss) on all other activity included in trading revenues, liabilities	799	(280)
Gain (loss) on transfers in included in other revenues, liabilities		0
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	753	918
Balance at end of period, liabilities	23,831	19,831
Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,995	3,251
Transfers in, liabilities	145	801
Transfers out, liabilities	(67)	(299)
Purchases, sales, issuances, settlements, liabilities	508	55
Gain (loss) on transfers in included in trading revenues, liabilities		6
Gain (loss) on transfers out included in trading revenues, liabilities		(11)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	(403)	(216)
Gain (loss) on transfers in included in other revenues, liabilities		135
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	46	(33)
Foreign currency translation impact, liabilities	174	93
Balance at end of period, liabilities	4,394	3,782
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	32,962	51,046
Transfers in, liabilities	2,598	6,247
Transfers out, liabilities	(3,735)	(9,497)
Purchases, sales, issuances, settlements, liabilities	4,605	(9,131)
Gain (loss) on transfers in included in trading revenues, liabilities		(740)
Gain (loss) on transfers out included in trading revenues, liabilities		1,058
Gain (loss) on transfers in/out included in trading revenues, liabilities	(26)
Gain (loss) on all other activity included in trading revenues, liabilities	(173)	(2,856)
Gain (loss) on transfers in included in other revenues, liabilities		135
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	46	(33)
Foreign currency translation impact, liabilities	1,501	2,005
Balance at end of period, liabilities	37,778	38,234

Fair value of financial instruments (Detail 5) (CHF) In Millions	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	26,714	46,989
Transfers in, net assets/liabilities	2,605	1,998
Transfers out, net assets/liabilities	(1,618)	(1,280)
Purchases, sales, issuances, settlements, net assets/liabilities	43	(14,140)
Gain (loss) on transfers in included in trading revenues, net assets/liabilities		(671)
Gain (loss) on transfers out included in trading revenues, net assets/liabilities		793
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	193
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	2,036	3,111
Gain (loss) on transfers in included in other revenues, net assets/liabilities		(186)
Gain (loss) on transfers out included in other revenues, net assets/liabilities		16
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	29
Gain (loss) on all other activity included in other revenues, net assets/liabilities	132	(2,317)
Foreign currency translation impact, net assets/liabilities	1,132	1,864
Balance at beginning of period, net assets/liabilities	31,266	36,177
Level 3 assets - additional disclosures
Level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010	10,100

Fair value of financial instruments (Detail 6) (CHF) In Millions	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	2,390	746
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	1,947	(6,514)
Fair Value Measurement with Unobservable Inputs Asset Transfers
Transfers of assets from Level 3 to Level 2	2,800
Transfers of assets from Level 2 to Level 3	2,700
Net transfer of assets to/(from) Level 3	100
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	2,229	3,233
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	1,897	(4,014)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	161	(2,487)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	50	(2,500)

Fair value of financial instruments (Detail 7) (CHF) In Millions	Jun. 30, 2010	Dec. 31, 2009
Total - at fair value
Assets and liabilities recorded at fair value on a nonrecurring basis
Loans	700	1,100
Level 2
Assets and liabilities recorded at fair value on a nonrecurring basis
Loans	100	100
Level 3
Assets and liabilities recorded at fair value on a nonrecurring basis
Loans	600	1,000

Fair value of financial instruments (Detail 8) (CHF) In Millions	Jun. 30, 2010	Dec. 31, 2009
Financial instruments
Interest-bearing deposits with banks	2,231	1,177
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	250,122	209,499
Loans	227,205	237,180
Other assets	89,815	68,744
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	202,934	191,687
Short-term borrowings	22,128	7,645
Long-term debt	182,710	159,365
Other liabilities	67,573	71,532
Aggregate fair value
Loans.
Non-performing loans	44	168
Non-interest-bearing loans	988	1,519
Financial instruments
Interest-bearing deposits with banks	289	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,125	128,303
Loans	23,219	36,246
Other assets	28,472	11,991
Due to banks and customer deposits	(1,318)	(1,868)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(130,279)	(122,136)
Short-term borrowings	(3,304)	(3,383)
Long-term debt	(92,132)	(74,513)
Other liabilities	(5,379)	(6,197)
Aggregate unpaid principal
Loans.
Non-performing loans	103	273
Non-interest-bearing loans	2,946	3,763
Financial instruments
Interest-bearing deposits with banks	288	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	152,260	127,575
Loans	23,815	33,672
Other assets	46,101	23,441
Due to banks and customer deposits	(1,310)	(1,870)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(130,075)	(122,053)
Short-term borrowings	(3,512)	(3,439)
Long-term debt	(104,552)	(75,767)
Other liabilities	(8,106)	(8,531)
Difference
Loans.
Non-performing loans	(59)	(105)
Non-interest-bearing loans	(1,958)	(2,244)
Financial instruments
Interest-bearing deposits with banks	1	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	865	728
Loans	(596)	2,574
Other assets	(17,629)	(11,450)
Due to banks and customer deposits	(8)	2
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(204)	(83)
Short-term borrowings	208	56
Long-term debt	12,420	1,254
Other liabilities	2,727	2,334

Fair value of financial instruments (Detail 9) (CHF) In Millions	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	10	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	998	775
Trading assets
Gains (losses) on financial instruments
Net gains/(losses)	68	131
Other investments.
Gains (losses) on financial instruments
Net gains/(losses)	(176)	610
Net gains/(losses) of which related to credit risk - on assets	(18)	(12)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	(513)	4,677
Net gains/(losses) of which related to credit risk - on assets	453	3,531
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	1,755	(549)
Net gains/(losses) of which related to credit risk - on assets	(50)	(1,030)
Due to banks
Gains (losses) on financial instruments
Net gains/(losses)	(12)	(20)
Net gains/(losses) of which related to credit risk - on liabilities	0	(9)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	30	(483)
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	109	(205)
Net gains/(losses) of which related to credit risk - on liabilities	0	(32)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	1,954	(3,833)
Net gains/(losses) of which related to credit risk - on liabilities	1,086	(2,350)
Other liabilities:
Gains (losses) on financial instruments
Net gains/(losses)	46	935
Net gains/(losses) of which related to credit risk - on liabilities	(34)	1,033
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities	961	(3,074)

Fair value of financial instruments (Detail 10) (CHF) In Millions	Jun. 30, 2010	Dec. 31, 2009
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	6,577	6,404
Redeemable	9,013	9,543
Total fair value	15,590	15,947
Unfunded commitments	1,739	1,977
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to noncontrolling interest	2,921	2,631
Redeemable attributable to noncontrolling interest	155
Unfunded commitments attributable to noncontrolling interest	784	803
High end of period of time, in years, that the underlying assets of nonredeemable funds are expected to be liquidated	10	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	85	150
Redeemable	7,865	8,022
Total fair value	7,950	8,172
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	20	29
Redeemable	13	65
Total fair value	33	94
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	65	121
Redeemable	8,064	8,002
Total fair value	8,129	8,123
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption (in hundredths)	0.46	0.4
Percentage of investment subject to monthly redemption (in hundredths)	0.3	0.38
Percentage of investment subject to annual redemption (in hundredths)	0.13	0.13
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(212)	(45)
Total fair value	(212)	(45)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	6,492	6,254
Redeemable	1,148	1,521
Total fair value	7,640	7,775
Unfunded commitments	1,739	1,977
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	22	189
Redeemable	636	650
Total fair value	658	839
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	15	18
Redeemable	0	0
Total fair value	15	18
Unfunded commitments	23	22
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2	0
Redeemable	233	205
Total fair value	235	205
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,056	3,547
Redeemable	0	35
Total fair value	4,056	3,582
Unfunded commitments	1,356	1,648
Funds held in other investments | Real estate funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	2	129
Total fair value	2	129
Unfunded commitments	0	0
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	262	251
Redeemable	0	0
Total fair value	262	251
Unfunded commitments	77	85
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	1
Redeemable	277	486
Total fair value	277	487
Unfunded commitments	0	0
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	868	722
Redeemable	0	0
Total fair value	868	722
Unfunded commitments	283	222
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	24	190
Redeemable	1,148	1,470
Total fair value	1,172	1,660
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption (in hundredths)	0.14	0.09
Percentage of investment subject to quarterly redemption (in hundredths)	0.7	0.61
Percentage of investment subject to annual redemption (in hundredths)	0.08	0.23
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	5,201	4,538
Redeemable	0	35
Total fair value	5,201	4,573
Unfunded commitments	1,739	1,977
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,267	1,526
Redeemable	0	16
Total fair value	1,267	1,542
Unfunded commitments	0	0

Fair value of financial instruments (Detail 11) (CHF) In Millions	Jun. 30, 2010	Dec. 31, 2009
Financial Instruments, Financial Assets, Balance Sheet Groupings
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	250,122	209,499
Securities received as collateral	42,888	37,516
Trading assets	350,093	332,238
Loans	227,205	237,180
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	202,934	191,687
Obligation to return securities received as collateral	42,888	37,516
Trading liabilities	164,437	133,481
Short-term borrowings	22,128	7,645
Long-term debt	182,710	159,365
Carrying Value
Financial Instruments, Financial Assets, Balance Sheet Groupings
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	250,122	209,499
Securities received as collateral	42,888	37,516
Trading assets	350,093	332,238
Investment securities	9,837	11,232
Loans	227,205	237,180
Other financial assets	228,486	177,891
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Due to banks and deposits	325,222	322,908
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	202,934	191,687
Obligation to return securities received as collateral	42,888	37,516
Trading liabilities	164,437	133,481
Short-term borrowings	22,128	7,645
Long-term debt	182,710	159,365
Other financial liabilities	150,520	130,180
Total - at fair value
Financial Instruments, Financial Assets, Balance Sheet Groupings
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	250,122	209,499
Securities received as collateral	42,888	37,516
Trading assets	350,093	332,238
Investment securities	9,837	11,232
Loans	230,710	239,756
Other financial assets	228,526	177,948
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Due to banks and deposits	325,205	322,897
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	202,934	191,687
Obligation to return securities received as collateral	42,888	37,516
Trading liabilities	164,437	133,481
Short-term borrowings	22,128	7,645
Long-term debt	180,837	159,093
Other financial liabilities	150,520	130,180

Assets pledged or assigned (Detail) (CHF) In Millions	Jun. 30, 2010	Dec. 31, 2009
Assets pledged or assigned
Book value of assets pledged or assigned as collateral	203,750	222,050
of which assets provided with the right to sell or repledge	136,639	141,634
Fair value of collateral received with the right to sell or repledge	392,423	337,448
of which sold or repledged	343,132	300,665

Subsidiary guarantee information (Detail) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	8,059	5,806	7,768	13,865	14,699
Interest expense	(6,857)	(3,859)	(6,548)	(10,716)	(11,441)
Net interest income	1,202	1,947	1,220	3,149	3,258
Commissions and fees	3,586	3,407	3,542	6,993	6,495
Trading revenues	3,628	3,452	3,217	7,080	8,114
Other revenues	123	207	624	330	(1,158)
Net revenues	8,539	9,013	8,603	17,552	16,709
Provision for credit losses	20	(50)	310	(30)	493
Compensation and benefits	3,980	3,893	4,365	7,873	8,705
General and administrative expenses	2,061	1,675	1,919	3,736	3,468
Commission expenses	569	520	502	1,089	969
Total other operating expenses	2,630	2,195	2,421	4,825	4,437
Total operating expenses	6,610	6,088	6,786	12,698	13,142
Income from continuing operations before taxes	1,909	2,975	1,507	4,884	3,074
Income tax expense/(benefit)	187	839	(34)	1,026	947
Income/(loss) from continuing operations	1,722	2,136	1,541	3,858	2,127
Income/(loss) from discontinued operations, net of tax	0	(19)	13	(19)	(19)
Net income/(loss)	1,722	2,117	1,554	3,839	2,108
Less net income/(loss) attributable to noncontrolling interests	129	62	(17)	191	(1,469)
Net income/(loss) attributable to shareholders	1,593	2,055	1,571	3,648	3,577
of which from continuing operations	1,593	2,074	1,558	3,667	3,596
of which from discontinued operations	0	(19)	13	(19)	(19)
Credit Suisse (USA), Inc.
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	2,288		2,416	4,592	4,883
Interest expense	(1,453)		(1,422)	(2,758)	(2,814)
Net interest income	835		994	1,834	2,069
Commissions and fees	1,176		908	2,156	1,650
Trading revenues	(120)		1,550	512	2,394
Other revenues	184		(18)	311	(1,707)
Net revenues	2,075		3,434	4,813	4,406
Provision for credit losses	1		11	10	15
Compensation and benefits	1,064		1,421	2,260	2,837
General and administrative expenses	650		692	1,087	1,085
Commission expenses	82		105	160	190
Total other operating expenses	732		797	1,247	1,275
Total operating expenses	1,796		2,218	3,507	4,112
Income from continuing operations before taxes	278		1,205	1,296	279
Income tax expense/(benefit)	103		506	476	757
Income/(loss) from continuing operations	175		699	820	(478)
Income/(loss) from discontinued operations, net of tax			0	0	0
Net income/(loss)	175		699	820	(478)
Less net income/(loss) attributable to noncontrolling interests	33		(96)	86	(1,639)
Net income/(loss) attributable to shareholders	142		795	734	1,161
of which from continuing operations	142		795	734	1,161
of which from discontinued operations			0	0	0
Bank parent company and other subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	5,591		5,152	8,917	9,402
Interest expense	(5,357)		(5,061)	(7,857)	(8,514)
Net interest income	234		91	1,060	888
Commissions and fees	2,168		2,397	4,346	4,364
Trading revenues	3,674		2,101	6,429	5,774
Other revenues	(48)		643	(14)	658
Net revenues	6,028		5,232	11,821	11,684
Provision for credit losses	18		289	(51)	457
Compensation and benefits	2,804		2,826	5,404	5,711
General and administrative expenses	1,386		1,206	2,625	2,347
Commission expenses	444		356	846	698
Total other operating expenses	1,830		1,562	3,471	3,045
Total operating expenses	4,634		4,388	8,875	8,756
Income from continuing operations before taxes	1,376		555	2,997	2,471
Income tax expense/(benefit)	(18)		(351)	405	206
Income/(loss) from continuing operations	1,394		906	2,592	2,265
Income/(loss) from discontinued operations, net of tax			13	(19)	(19)
Net income/(loss)	1,394		919	2,573	2,246
Less net income/(loss) attributable to noncontrolling interests	81		12	127	(132)
Net income/(loss) attributable to shareholders	1,313		907	2,446	2,378
of which from continuing operations	1,313		894	2,465	2,397
of which from discontinued operations			13	(19)	(19)
Bank
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	7,879		7,568	13,509	14,285
Interest expense	(6,810)		(6,483)	(10,615)	(11,328)
Net interest income	1,069		1,085	2,894	2,957
Commissions and fees	3,344		3,305	6,502	6,014
Trading revenues	3,554		3,651	6,941	8,168
Other revenues	136		625	297	(1,049)
Net revenues	8,103		8,666	16,634	16,090
Provision for credit losses	19		300	(41)	472
Compensation and benefits	3,868		4,247	7,664	8,548
General and administrative expenses	2,036		1,898	3,712	3,432
Commission expenses	526		461	1,006	888
Total other operating expenses	2,562		2,359	4,718	4,320
Total operating expenses	6,430		6,606	12,382	12,868
Income from continuing operations before taxes	1,654		1,760	4,293	2,750
Income tax expense/(benefit)	85		155	881	963
Income/(loss) from continuing operations	1,569		1,605	3,412	1,787
Income/(loss) from discontinued operations, net of tax			13	(19)	(19)
Net income/(loss)	1,569		1,618	3,393	1,768
Less net income/(loss) attributable to noncontrolling interests	114		(84)	213	(1,771)
Net income/(loss) attributable to shareholders	1,455		1,702	3,180	3,539
of which from continuing operations	1,455		1,689	3,199	3,558
of which from discontinued operations			13	(19)	(19)
Group parent company
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	59		65	117	134
Interest expense	(57)		(63)	(114)	(131)
Net interest income	2		2	3	3
Commissions and fees	3		2	5	5
Trading revenues	0		0	0	0
Other revenues	1,555		1,584	3,557	3,541
Net revenues	1,560		1,588	3,565	3,549
Provision for credit losses	0		0	0	0
Compensation and benefits	26		29	47	4
General and administrative expenses	(65)		(8)	(137)	(19)
Commission expenses	1		0	1	0
Total other operating expenses	(64)		(8)	(136)	(19)
Total operating expenses	(38)		21	(89)	(15)
Income from continuing operations before taxes	1,598		1,567	3,654	3,564
Income tax expense/(benefit)	5		(4)	6	(13)
Income/(loss) from continuing operations	1,593		1,571	3,648	3,577
Income/(loss) from discontinued operations, net of tax			0	0	0
Net income/(loss)	1,593		1,571	3,648	3,577
Less net income/(loss) attributable to noncontrolling interests	0		0	0	0
Net income/(loss) attributable to shareholders	1,593		1,571	3,648	3,577
of which from continuing operations	1,593		1,571	3,648	3,577
of which from discontinued operations			0	0	0
Other group subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	121		135	239	280
Interest expense	10		(2)	13	18
Net interest income	131		133	252	298
Commissions and fees	239		235	486	476
Trading revenues	74		(434)	139	(54)
Other revenues	(1,568)		(1,585)	(3,524)	(3,650)
Net revenues	(1,124)		(1,651)	(2,647)	(2,930)
Provision for credit losses	1		10	11	21
Compensation and benefits	86		89	162	153
General and administrative expenses	90		29	161	55
Commission expenses	42		41	82	81
Total other operating expenses	132		70	243	136
Total operating expenses	218		159	405	289
Income from continuing operations before taxes	(1,343)		(1,820)	(3,063)	(3,240)
Income tax expense/(benefit)	97		(185)	139	(3)
Income/(loss) from continuing operations	(1,440)		(1,635)	(3,202)	(3,237)
Income/(loss) from discontinued operations, net of tax			0	0	0
Net income/(loss)	(1,440)		(1,635)	(3,202)	(3,237)
Less net income/(loss) attributable to noncontrolling interests	15		67	(22)	302
Net income/(loss) attributable to shareholders	(1,455)		(1,702)	(3,180)	(3,539)
of which from continuing operations	(1,455)		(1,702)	(3,180)	(3,539)
of which from discontinued operations			0	0	0

Subsidiary guarantee information (Detail 2) (CHF) In Millions	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2008
Assets (CHF million)
Cash and due from banks	77,524	44,550	51,857	55,278
Interest-bearing deposits with banks	2,231	2,124	1,177	1,865
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	250,122	241,183	209,499	240,084
Securities received as collateral	42,888	43,750	37,516	33,901
Trading assets	350,093	340,904	332,238	333,860
Investment securities	9,837	9,898	11,232	13,918
Other investments	19,805	19,873	23,993	27,015
Net loans	227,205	228,741	237,180	243,191
Premises and equipment	6,701	6,551	6,436	6,474
Goodwill	9,582	9,399	9,267	9,609
Other intangible assets	377	398	328	383
Brokerage receivables	51,699	41,171	41,960	48,469
Other assets	89,815	85,166	68,744	77,820
Assets of discontinued operations held-for-sale	69	95	0	1,037
Total assets	1,137,948	1,073,803	1,031,427	1,092,904
Liabilities and equity (CHF million)
Due to banks	37,822	35,916	36,214	42,589
Customer deposits	287,400	275,316	286,694	295,349
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	202,934	181,462	191,687	214,431
Obligation to return securities received as collateral	42,888	43,750	37,516	33,901
Trading liabilities	164,437	156,151	133,481	136,331
Short-term borrowings	22,128	13,773	7,645	10,511
Long-term debt	182,710	185,147	159,365	160,449
Brokerage payables	83,472	68,850	58,965	72,802
Other liabilities	67,573	65,682	71,532	74,875
Total liabilities	1,091,364	1,026,047	983,099	1,042,085
Total shareholders' equity	35,633	36,815	37,517	36,348
Noncontrolling interests	10,951	10,941	10,811	14,471
Total equity	46,584	47,756	48,328	50,819	47,221
Total liabilities and equity	1,137,948	1,073,803	1,031,427	1,092,904
Credit Suisse (USA), Inc.
Assets (CHF million)
Cash and due from banks	1,776		1,989
Interest-bearing deposits with banks	28,266		26,464
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	142,871		135,573
Securities received as collateral	41,190		42,480
Trading assets	105,603		127,563
Investment securities	0		0
Other investments	11,074		11,150
Net loans	12,932		13,011
Premises and equipment	1,071		968
Goodwill	685		654
Other intangible assets	118		57
Brokerage receivables	22,639		16,654
Other assets	16,306		9,284
Assets of discontinued operations held-for-sale	0
Total assets	384,531		385,847
Liabilities and equity (CHF million)
Due to banks	224		143
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	125,017		148,150
Obligation to return securities received as collateral	41,190		42,480
Trading liabilities	34,878		31,165
Short-term borrowings	39,578		45,426
Long-term debt	41,601		34,886
Brokerage payables	57,848		41,098
Other liabilities	13,911		14,716
Total liabilities	354,247		358,064
Total shareholders' equity	21,718		19,246
Noncontrolling interests	8,566		8,537
Total equity	30,284		27,783
Total liabilities and equity	384,531		385,847
Bank parent company and other subsidiaries
Assets (CHF million)
Cash and due from banks	76,303		50,546
Interest-bearing deposits with banks	(24,126)		(24,264)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	106,625		72,805
Securities received as collateral	1,557		(5,109)
Trading assets	242,555		203,744
Investment securities	7,777		9,190
Other investments	8,297		12,397
Net loans	195,729		208,441
Premises and equipment	5,121		4,933
Goodwill	7,762		7,478
Other intangible assets	249		261
Brokerage receivables	29,054		25,218
Other assets	72,955		58,995
Assets of discontinued operations held-for-sale	69
Total assets	729,927		624,635
Liabilities and equity (CHF million)
Due to banks	49,734		49,938
Customer deposits	261,467		258,697
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	77,915		43,437
Obligation to return securities received as collateral	1,557		(5,109)
Trading liabilities	129,545		103,710
Short-term borrowings	(19,511)		(39,368)
Long-term debt	139,111		121,790
Brokerage payables	25,777		18,034
Other liabilities	52,228		55,538
Total liabilities	717,823		606,667
Total shareholders' equity	5,775		11,982
Noncontrolling interests	6,329		5,986
Total equity	12,104		17,968
Total liabilities and equity	729,927		624,635
Bank
Assets (CHF million)
Cash and due from banks	78,079		52,535
Interest-bearing deposits with banks	4,140		2,200
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	249,496		208,378
Securities received as collateral	42,747		37,371
Trading assets	348,158		331,307
Investment securities	7,777		9,190
Other investments	19,371		23,547
Net loans	208,661		221,452
Premises and equipment	6,192		5,901
Goodwill	8,447		8,132
Other intangible assets	367		318
Brokerage receivables	51,693		41,872
Other assets	89,261		68,279
Assets of discontinued operations held-for-sale	69
Total assets	1,114,458		1,010,482
Liabilities and equity (CHF million)
Due to banks	49,958		50,081
Customer deposits	261,467		258,697
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	202,932		191,587
Obligation to return securities received as collateral	42,747		37,371
Trading liabilities	164,423		134,875
Short-term borrowings	20,067		6,058
Long-term debt	180,712		156,676
Brokerage payables	83,625		59,132
Other liabilities	66,139		70,254
Total liabilities	1,072,070		964,731
Total shareholders' equity	27,493		31,228
Noncontrolling interests	14,895		14,523
Total equity	42,388		45,751
Total liabilities and equity	1,114,458		1,010,482
Group parent company
Assets (CHF million)
Cash and due from banks	10		11
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		29
Other investments	36,218		40,301
Net loans	7,174		7,746
Premises and equipment	0		0
Goodwill	0		0
Other intangible assets	0		0
Brokerage receivables	0		0
Other assets	270		303
Assets of discontinued operations held-for-sale	0
Total assets	43,672		48,390
Liabilities and equity (CHF million)
Due to banks	5,795		8,015
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Short-term borrowings	0		0
Long-term debt	2,147		2,722
Brokerage payables	0		0
Other liabilities	97		136
Total liabilities	8,039		10,873
Total shareholders' equity	35,633		37,517
Noncontrolling interests	0		0
Total equity	35,633		37,517
Total liabilities and equity	43,672		48,390
Other group subsidiaries
Assets (CHF million)
Cash and due from banks	(565)		(689)
Interest-bearing deposits with banks	(1,909)		(1,023)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	626		1,121
Securities received as collateral	141		145
Trading assets	1,935		931
Investment securities	2,060		2,013
Other investments	(35,784)		(39,855)
Net loans	11,370		7,982
Premises and equipment	509		535
Goodwill	1,135		1,135
Other intangible assets	10		10
Brokerage receivables	6		88
Other assets	284		162
Assets of discontinued operations held-for-sale	0
Total assets	(20,182)		(27,445)
Liabilities and equity (CHF million)
Due to banks	(17,931)		(21,882)
Customer deposits	25,933		27,997
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	2		100
Obligation to return securities received as collateral	141		145
Trading liabilities	14		(1,394)
Short-term borrowings	2,061		1,587
Long-term debt	(149)		(33)
Brokerage payables	(153)		(167)
Other liabilities	1,337		1,142
Total liabilities	11,255		7,495
Total shareholders' equity	(27,493)		(31,228)
Noncontrolling interests	(3,944)		(3,712)
Total equity	(31,437)		(34,940)
Total liabilities and equity	(20,182)		(27,445)

Subsidiary guarantee information (Detail 3) (CHF) In Millions	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	36,815	(13,076)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(737)	(14)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(30,201)	36,669
Purchase of investment securities	(1,166)	(1,187)
Proceeds from sale of investment securities	680	18
Maturities of investment securities	1,741	1,833
Investments in subsidiaries and other investments	(460)	(365)
Proceeds from sale of other investments	1,054	1,083
(Increase)/decrease in loans	1,286	5,727
Proceeds from sales of loans	478	376
Capital expenditures for premises and equipment and other intangible assets	(764)	(494)
Proceeds from sale of premises and equipment and other intangible assets	3	2
Other, net	184	63
Net cash provided by/(used in) investing activities of continuing operations	(27,902)	43,711
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	7,758	(24,088)
Increase/(decrease) in short-term borrowings	9,005	6,969
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	3,285	(35,051)
Issuances of long-term debt	30,623	22,430
Repayments of long-term debt	(28,237)	(36,150)
Issuances of common shares	29	5
Sale of treasury shares	14,899	7,785
Repurchase of treasury shares	(16,432)	(8,172)
Dividends paid/capital repayments	(2,654)	(226)
Other, net	(672)	(1,368)
Net cash provided by/(used in) financing activities of continuing operations	17,604	(67,866)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(752)	2,474
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(98)	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	25,667	(34,757)
Cash and due from banks at beginning of period	51,857	90,035
Cash and due from banks at end of period	77,524	55,278
Credit Suisse (USA), Inc.
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	40,062	(24,999)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(589)	6,559
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(1,076)	39,413
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	0
Investments in subsidiaries and other investments	(94)	(362)
Proceeds from sale of other investments	423	332
(Increase)/decrease in loans	764	(11,816)
Proceeds from sales of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(283)	(87)
Proceeds from sale of premises and equipment and other intangible assets	0	1
Other, net	34	48
Net cash provided by/(used in) investing activities of continuing operations	(821)	34,088
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	74	(276)
Increase/(decrease) in short-term borrowings	(8,036)	15,564
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(30,070)	(17,961)
Issuances of long-term debt	191	262
Repayments of long-term debt	(1,849)	(5,795)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	0	(3)
Other, net	140	(1,713)
Net cash provided by/(used in) financing activities of continuing operations	(39,550)	(9,922)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	96	77
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(213)	(756)
Cash and due from banks at beginning of period	1,989	2,638
Cash and due from banks at end of period	1,776	1,882
Bank parent company and other subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(3,637)	11,983
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1,013)	(5,040)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(29,619)	(3,238)
Purchase of investment securities	(32)	(123)
Proceeds from sale of investment securities	680	18
Maturities of investment securities	590	1,583
Investments in subsidiaries and other investments	(269)	12
Proceeds from sale of other investments	513	742
(Increase)/decrease in loans	3,585	18,661
Proceeds from sales of loans	478	376
Capital expenditures for premises and equipment and other intangible assets	(474)	(401)
Proceeds from sale of premises and equipment and other intangible assets	3	1
Other, net	123	(11)
Net cash provided by/(used in) investing activities of continuing operations	(25,435)	12,580
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	7,852	(24,433)
Increase/(decrease) in short-term borrowings	16,653	(8,835)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	33,454	(17,675)
Issuances of long-term debt	28,962	21,430
Repayments of long-term debt	(24,981)	(29,979)
Issuances of common shares	0	0
Sale of treasury shares	1,528	785
Repurchase of treasury shares	(1,281)	(1,165)
Dividends paid/capital repayments	(3,159)	(121)
Other, net	(3,254)	(525)
Net cash provided by/(used in) financing activities of continuing operations	55,774	(60,518)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(847)	2,389
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(98)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	25,757	(33,566)
Cash and due from banks at beginning of period	50,546	87,883
Cash and due from banks at end of period	76,303	54,317
Bank
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	36,425	(13,016)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1,602)	1,519
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(30,695)	36,175
Purchase of investment securities	(32)	(123)
Proceeds from sale of investment securities	680	18
Maturities of investment securities	590	1,583
Investments in subsidiaries and other investments	(363)	(350)
Proceeds from sale of other investments	936	1,074
(Increase)/decrease in loans	4,349	6,845
Proceeds from sales of loans	478	376
Capital expenditures for premises and equipment and other intangible assets	(757)	(488)
Proceeds from sale of premises and equipment and other intangible assets	3	2
Other, net	157	37
Net cash provided by/(used in) investing activities of continuing operations	(26,256)	46,668
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	7,926	(24,709)
Increase/(decrease) in short-term borrowings	8,617	6,729
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	3,384	(35,636)
Issuances of long-term debt	29,153	21,692
Repayments of long-term debt	(26,830)	(35,774)
Issuances of common shares	0	0
Sale of treasury shares	1,528	785
Repurchase of treasury shares	(1,281)	(1,165)
Dividends paid/capital repayments	(3,159)	(124)
Other, net	(3,114)	(2,238)
Net cash provided by/(used in) financing activities of continuing operations	16,224	(70,440)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(751)	2,466
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(98)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	25,544	(34,322)
Cash and due from banks at beginning of period	52,535	90,521
Cash and due from banks at end of period	78,079	56,199
Group parent company
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	3,859	3,545
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	(1,038)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	29	0
Investments in subsidiaries and other investments	(408)	(3,380)
Proceeds from sale of other investments	0	832
(Increase)/decrease in loans	458	(576)
Proceeds from sales of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	0	(11)
Net cash provided by/(used in) investing activities of continuing operations	79	(4,173)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(2,239)	(610)
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	6	12
Repayments of long-term debt	(483)	0
Issuances of common shares	29	4
Sale of treasury shares	21	671
Repurchase of treasury shares	(1,316)	(1,039)
Dividends paid/capital repayments	(2,378)	(111)
Other, net	2,419	654
Net cash provided by/(used in) financing activities of continuing operations	(3,941)	(419)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	2	1,037
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(1)	(10)
Cash and due from banks at beginning of period	11	14
Cash and due from banks at end of period	10	4
Other group subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(3,469)	(3,605)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	865	(495)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	494	494
Purchase of investment securities	(1,134)	(1,064)
Proceeds from sale of investment securities	0	0
Maturities of investment securities	1,122	250
Investments in subsidiaries and other investments	311	3,365
Proceeds from sale of other investments	118	(823)
(Increase)/decrease in loans	(3,521)	(542)
Proceeds from sales of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(7)	(6)
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	27	37
Net cash provided by/(used in) investing activities of continuing operations	(1,725)	1,216
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	2,071	1,231
Increase/(decrease) in short-term borrowings	388	240
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(99)	585
Issuances of long-term debt	1,464	726
Repayments of long-term debt	(924)	(376)
Issuances of common shares	0	1
Sale of treasury shares	13,350	6,329
Repurchase of treasury shares	(13,835)	(5,968)
Dividends paid/capital repayments	2,883	9
Other, net	23	216
Net cash provided by/(used in) financing activities of continuing operations	5,321	2,993
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(3)	(1,029)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	124	(425)
Cash and due from banks at beginning of period	(689)	(500)
Cash and due from banks at end of period	(565)	(925)

Document and Entity Information	6 Months Ended
Jun. 30, 2010
Document and Entity Information
Entity Registrant Name	CREDIT SUISSE GROUP AG
Entity Central Index Key	0001159510
Document Type	6-K
Document Period End Date	2010-06-30
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,186,091,476
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q2